Registration No. 333-65690
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 16
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 138
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Variable Universal Life Accumulator
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on May 1, 2014 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2014.

The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.

This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);

•	minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other Policy charges.)

•	plus proceeds from any benefit rider on the life of the insured.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the fixed account and/or investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. The minimum amount of a partial surrender is $500.

Adjustment Options
The total face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Total Face Amount Increase
The minimum amount of an increase is $50,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the policy face amount below $100,000.

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Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

Risks of Poor Investment Performance
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment returns or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

During the first five policy years, if the no-lapse premium requirement is met the Policy will not terminate even if the Policy’s net surrender value is insufficient to cover the monthly policy charge.

Limitations on Access to Surrender Value
Partial Surrender

•
Two partial surrenders may be made in a policy year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).

•	The death benefit will be reduced by the amount of the partial surrender.

Full Surrender
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date — excluding the period during which the Policy was terminated.

Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

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Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

TRANSACTION FEES
Charge	Charge is Deducted:	Amount Deducted
Maximum Sales Charge:*	from each premium paid
Guaranteed:
all years		3.00% of premium paid
Current:
years 0-5 (after issue or adjustment)		3.00% of premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid

Maximum Deferred Surrender Charge:*	from proceeds upon full surrender of Policy
years 0-10 (after issue or adjustment) years 11 and later (after issue or adjustment)		$44.91 per $1,000 of policy face amount none
*Sales charges and deferred surrender charges decline over time.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance:*	monthly
Guaranteed Minimum		$0.06 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current first year Charge for Representative Insured**		$0.23 per $1,000 of net amount at risk
Asset Based Charge:	monthly
Current:		equivalent to:
policy years 0-10		0.70% of the policy value per year
after policy year 10		0.20% of the policy value per year
Administration Charge	monthly
Through the first policy year		$25.00 per month
After the first policy year
Guaranteed maximum:		$25.00 per month
Current:		$10.00 per month
Net Policy Loan Charge:	annually (accrued daily)
policy years 1-10: 2.2% of loan balance per year (the difference between the interest charged on the loan balance and the interest credited to the loan account)

after policy year 10: 0.0% of loan balance per year

Optional Insurance Benefits
Accelerated Benefit Rider	annually (accrued daily)	policy years 1-10: 5.5% of death proceeds advanced per year after policy year 10: 3.8% of death proceeds advanced per year
Accidental Death Benefit Rider	monthly
Guaranteed Minimum		$0.03 per $1,000 of rider benefit
Guaranteed Maximum		$0.14 per $1,000 of rider benefit
Current Charge for Representative Insured**		$0.07 per $1,000 of rider benefit
Children Term Rider	monthly	$0.40 per $1,000 of rider benefit
Life Paid-Up Rider	rider exercise date	guaranteed not to exceed 7.5% of policy value
Guaranteed Minimum		3.5% of policy value
Guaranteed Maximum		7.5% of policy value
Current Charge for Representative Insured**		3.5% of policy value
Salary Increase Rider	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Spouse Term Rider	monthly
Guaranteed Minimum		$0.16 per $1,000 of rider benefit
Guaranteed Maximum		$1.80 per $1,000 of rider benefit
Current Charge for Representative Spouse****		$0.30 per $1,000 of rider benefit
Supplemental Benefit Rider	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.09 per $1,000 of net amount at risk
Waiver of Monthly Policy Charges Rider	monthly
Guaranteed Minimum		$0.01 per $1,000 of net amount at risk
Guaranteed Maximum		$0.51 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.04 per $1,000 of net amount at risk

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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider	monthly
Guaranteed Minimum		$0.15 per $100 of planned periodic premium
Guaranteed Maximum		$0.94 per $100 of planned periodic premium
Current Charge for Representative Insured**		$0.47 per $100 of planned periodic premium

*
The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

**    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.
***    Rates shown assume insured’s risk class is standard or better.
****    Representative Spouse is a 45-year old female with a risk classification of non-smoker.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2013.

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.39%

GLOSSARY

adjustment – change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s age on the birthday on or preceding the last policy anniversary.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of an underlying mutual fund.

dollar cost averaging (DCA) – a program in which premiums are systematically transferred from one account or division, typically the fixed account or money market division, into other division(s).

effective date – the date on which all requirements for issuance of a Policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy that is not in the divisions or loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

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insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the policy value that reflects the value transferred from the division(s) and/or fixed account as collateral for a policy loan.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary following the insured’s 100th birthday.

maximum premium expense charge – sales charge plus taxes (federal, state and local).

minimum monthly premium - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge)

monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and asset based charge in effect on the monthly date.

net amount at risk – the amount upon which the cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or fixed account.

net surrender value – surrender value minus any loan indebtedness.

no lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, or another manner that we approve in advance.

owner – the person, including joint owner, who owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy value – an amount equal to the fixed account value plus the division value(s) plus the loan account value.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

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premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

surrender value – policy value minus any surrender charge.

target premium – a premium amount which is used to determine any applicable surrender charge under a Policy. Target premiums are provided in Appendix A.

total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.

Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390

you – the owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company with authority to transact life insurance and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed our name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

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Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Policy will equal the total of the premiums paid under the Policy.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Policy are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Policy may not be charged with liabilities arising from any of the Company’s other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy owners under the Policy.

The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a Money Market division or participate in a scheduled automatic transfer program where policy value is allocated to a Money Market division, that portion of your policy value allocated to the Money Market division may decrease in value.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or by contacting our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

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Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division or to the fixed account;

•	add, combine or eliminate divisions; or

•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
The Fixed Account
The fixed account is part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account has not been registered under these acts. Neither the fixed account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to the fixed account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that net premiums allocated to the fixed account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
You may allocate net premiums and transfers from your division(s) to the fixed account. The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account

•	plus transfers from the division(s)

•	plus interest credited to the fixed account

•	minus surrenders, surrender charges and monthly policy charges

•	minus transfers to the loan account

•	minus transfers to the division(s).

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CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.

Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge.

Deductions from premiums during each of the first five years and with respect to premiums made because of a policy face amount increase, during the first five years after the increase, equal:

•	3.00% (of premiums paid) for sales load

•	plus 2.20% (of premiums paid) for state and local taxes

•	plus 1.25% (of premiums paid) for federal taxes.

Deductions from premiums after the fifth policy year (and five years after a policy face amount increase) are:

•	2.20% (of premiums paid) for state and local taxes

•	plus 1.25% (of premiums paid) for federal taxes.

We reserve the right to assess the sales load after the first five years but guarantee that the rate will not exceed 3.0% of premiums paid.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the surrender charge. The target premium is not required to be paid.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge compensates us for expenses relating to the sale of the Policy.

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Surrender charge percentage
The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the target premium as calculated using the rates in Appendix A;

(b)	is the percentage shown below which varies by issue age (or age at the time of a face amount increase) and state in which the Policy was issued:

Age at issue or face amount increase	Policy written in New York	Policy written in other than New York
0-60	100%	100%
61-65	94	100
66-70	89	100
71-75	84	100
76-80	65	85
81-85	53	70

(c)	is the applicable surrender charge percentage shown below:

Surrender Charge Percentage Table
Number of years since Policy date and/or face amount increase	The following percentage of surrender charge is payable
0 through 5	100.00%
6	95.24
7	85.71
8	71.43
9	52.38
10	28.57
11 and later	0.00
Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;

•	a monthly administration charge;

•	an asset based charge; and

•	any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/ or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a prorated basis; or

•	determined by any other allocation method which we agree upon.
For each division and/or the fixed account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.
Your monthly cost of insurance charge is (a) multiplied by (b):

(a)	is the cost of insurance rate described below divided by 1,000; and

(b)	is the net amount at risk.
The net amount at risk is the difference between the death benefit and policy value (see Glossary for exact formula). The lower the policy value, the higher the net amount at risk thus higher costs of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

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Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.

Current charges. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month.

Guaranteed administration charges. In all policy years, the guaranteed maximum monthly administration charge is $25.00 per month.

For Policies sold in New York, both the current and guaranteed administration charges are $8.00 per month.

Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses.

Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.70% of the policy value. Each month thereafter, we deduct a charge at an annual rate of 0.20% of the policy value.

We reserve the right to increase the annual rate after the tenth policy year but guarantee that the maximum annual rate will not exceed 0.70%. If we increase the annual rate, the increase will only apply to Policies issued on or after the date of the increase.

Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

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Rights Under the Policy
Ownership
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Policy Limitations
Division Transfers
After the examination offer period, you may transfer amounts between the divisions and/or the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request.

You may request an unscheduled transfer or set up a periodic transfer by:

•	sending us a written request;

•	calling us if telephone privileges apply (1-800-247-9988); or

•	visiting www.principal.com (if internet privileges apply).

You may not make a transfer to the fixed account if:

•	a transfer has been made from the fixed account to a division within six months; or

•	immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.

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Scheduled Transfers (dollar cost averaging (DCA)). You may elect to have automatic transfers made out of one division into one or more of the other divisions or the fixed account. You choose the investment options, the dollar amount(s) and timing of the transfers. There is no transfer fee on scheduled transfers. There is no fee for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or

•	a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly).

•	If the selected date is not a business day, the transfer is completed on the next business day.

•	The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.

•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers
Transfers from your investment in the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and unscheduled fixed account transfer in the same policy year.

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled fixed account to division(s) transfer within the 30 day period following each policy anniversary.

•	You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).

•	The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).

•	If your fixed account value is less than $1,000, you may transfer up to 100% of your fixed account.

•	There is no transaction charge imposed on the transfer(s).

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Scheduled Transfers (dollar cost averaging (DCA)). You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•	The amount of the transfer is:

•	the dollar amount you select (minimum of $50); or

•	a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:

•	the later of the policy date or most recent policy anniversary date; or

•	the date the Company receives your request.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a business day, the transfer is completed on the next business day.

Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:

•	sending us a written request;

•	calling us if telephone privileges apply (1-800-247-9988); or

•	visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of notice of the change. You may change the dollar amount or percentage each policy year.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your policy value in the divisions over time.

Example:
You may choose to rebalance so that 50% of your policy values are in the Money Market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market division and 40% in the SmallCap Value I division. By rebalancing, units from the Money Market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the expiration of the examination offer period;

•	are done without charge;

•	may be done on the frequency you specify:

•	quarterly APR transfers may be done on a calendar year or policy year basis;

•	semiannual or annual APR transfers may only be done on a policy year basis.

•	may be done by:

•	calling us (if telephone privileges apply (1-800-247-9988));

•	mailing us your written request;

•	faxing your request to us; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;

•	are not available for values in the fixed account; and

•	are not available if you have scheduled transfers from the same divisions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

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Accelerated Benefit Rider
This rider provides the option of receiving an advance of a portion of the death proceeds if the insured becomes terminally ill. Up to 75 percent of the total face amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus interest charged. The rider is available to all Policies at issue or may be elected at any time prior to the insured’s death. There is no charge for this rider other than interest charged during the time period death proceeds are advanced. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Accidental Death Benefit Rider
This rider provides an additional death benefit if the insured’s death is caused by accidental means. The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. There is a charge for this rider.

Accounting Benefit Rider
This rider is available on business cases only and provides that if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is no charge for this rider.

Change of Insured Rider
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Children Term Rider
This rider provides insurance coverage for the insured’s child(ren). We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 55 or less. There is a charge for this rider.

Cost of Living Increase Rider
This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better and where the insured’s issue age is 52 or under unless you elect the Salary Increase Rider. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. There is no charge for this rider.

Death Benefit Guarantee Rider
This rider guarantees the policy will not lapse if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy at issue if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the insured’s attained age 65. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section “Premiums.”

The use of this rider prohibits the use of the Supplemental Benefit Rider. There is no charge for this rider.

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If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.

The rider may not be added after the Policy has been issued.

Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and fixed account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is a large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the loan indebtedness must be at least 96% of the surrender value;
•there is sufficient net surrender value to cover the one-time rider charge;
•the insured’s attained age must be 75 years or older;
•the Policy must have been in force for at least 15 policy years; and
•premiums paid have been surrendered

We reserve the right to begin the rider benefit when the loan indebtedness is at least 92% of the surrender value and all of the conditions are satisfied.

Once the rider benefit begins:

•	All values in the divisions are immediately transferred to the fixed account where they will earn interest.

•	No further monthly policy charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•	Your loan indebtedness and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior the maturity date.

The Internal Revenue Service has not taken a position on the Life Paid-Up Rider. You should consult your tax advisor regarding this rider.

Salary Increase Rider
This rider is available on business cases only and provides increases in the face amount based on salary adjustments without requiring evidence of insurability. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. The rider must be elected at the time of application or any time prior to issue and if elected the Cost of Living Rider is not available. There is a charge for this rider.

Spouse Term Rider
This rider provides insurance coverage for the insured’s spouse. We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 60 or less. There is a charge for this rider.

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Supplemental Benefit Rider
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is at least 20 but no more than 80 (75 in New York). There is a charge for this rider.

Waiver of Monthly Policy Charges Rider
This rider pays the monthly policy charges of the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.

Waiver of Specified Premium Rider
This rider pays the planned scheduled premium on the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.

Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

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If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the fixed account for a period of up to six months.
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to lapse during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.
The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid;

(b)	is the sum of all loan indebtedness and partial surrenders; and

(c)	is the sum of the no-lapse guarantee monthly premiums since the policy date to the most recent monthly date.
If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may lapse in the first five policy years.
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-lapse guarantee provision*.

Example:	If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:

•	No-lapse guarantee premium requirement is $2,332.50. (The policy face amount (divided by 1000) multiplied by the no-lapse guarantee premium rate of $9.33)

•	Death benefit guarantee premium requirement is $3,755.00.(The policy face amount (divided by 1000) multiplied by the death benefit guarantee premium rate of $15.02)

*	The death benefit guarantee coverage period is limited to a maximum of 20 years in New Jersey and Texas.

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The death benefit guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid;

(b)	is the sum of all loan indebtedness and partial surrenders; and

(c)	is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.

If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will lapse. In the first five policy years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the no-lapse guarantee premium requirement.

Both the no-lapse guarantee premium and the death benefit guarantee premium are per $1000 of face amount and vary by issue age, gender* and smoking status. The no-lapse guarantee premium and the death benefit guarantee premium are shown on the current data pages.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the maximum premium limitations.

Allocation of Premiums
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium. Twenty-one days after the effective date, the money is reallocated to the divisions and/or to the fixed account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.

Example:
The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the division and/or fixed account that you selected.

Net premium payments received after the twenty-day period are allocated to the divisions and/or to the fixed account according to your instructions. For each division and the fixed account, the allocation percentage must be zero or a whole number. The total of all the allocation percentages must equal 100. Incomplete allocation instructions may delay processing. Net premium payments are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

Note:
We reserve the right to keep the initial premium payment in the Money Market division longer than 20 days to correspond to the examination offer periods of a particular state’s replacement requirements.

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Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or meeting the no lapse guarantee premium or Death Benefit Guarantee premium requirement, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•	the number of units you have in the division

•	multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);

•	plus subsequent premium payments (less premium expense charges);

•	plus transfers from another division or the fixed account

minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division, the fixed account or the loan account; and

•	to pay monthly policy charges.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

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DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:

•	proof of the death of the insured;

•	Beneficiary’s Statement (Claim Form)*; and

•	Trust Agreement (if the beneficiary is a trust).

*
If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY — Rights Under the Policy).
The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:

•	the death benefit described below;

•	minus loan indebtedness;

•	minus any overdue monthly policy charges if the insured died during a grace period;

•	plus interest on the death proceeds as required by state law;

•	plus proceeds from any benefit rider on the life of the insured.
Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.
The benefit payment options include:

•	Custom Benefit Arrangement
A custom benefit payment option may be arranged with our approval.

•	Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)

•	Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both the beneficiaries die before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
If no beneficiary(ies) survives the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

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Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:

•	Death Benefit Option 1 - the death benefit equals the greater of:

•	the total face amount; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

•	Death Benefit Option 2 - the death benefit equals the greater of:

•	the total face amount plus the policy value; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

•	Death Benefit Option 3 - the death benefit equals the greater of:

•	the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

APPLICABLE PERCENTAGE TABLE (For ages not shown, the applicable percentage decreases by a pro-rata portion for each full year.)
Insured’s attained age	Percentage
40 and under	250
45	215
50	185
55	150
60	130
65	120
70	115
75 through 90	105
95 and older	101

Example:	The following assumptions are made to demonstrate the use of the Table.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Attained Age: 45
Risk Class: Preferred Non-Smoker
Applicable Percentage: 215%
Death Benefit: $150,000 x 215 = $322,500

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit immediately before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

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Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000+$50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 -$10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 -$10,000) - $50,000)	$1,020,000 ($970,000+$50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of policy values that can accumulate relative to the death benefit). If at any time a premium is paid which would result in total premiums exceeding the maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).

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Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $50,000. A policy face amount increase request made in the first 60 policy months will increase the no-lapse guarantee premium for the remainder of the 60 months.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age of the insured is 85 or less at the time of the request; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.
Decrease in policy face amount
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges or no-lapse guarantee premium. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the owner(s);

•	the Policy is not in a grace period;

•	monthly policy charges are not being waived under a waiver rider;

•	the amount of the decrease is subject to our then current underwriting guidelines; and

•	the decrease may not reduce the policy face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Adjustments in total face amount
The Supplemental Benefit Rider face amount is included in the total face amount. While the rider is in force, you may request an increase or decrease in the Supplemental Benefit Rider face amount. Decreases will not be made during the first policy year. Adjustments are subject to our approval and rider provisions. We will approve an adjustment subject to:

•	The attained age of the insured must be age 80 or less (for an increase request);

•	The amount of any increase meets our underwriting guidelines then in effect; and

•	The Policy is not in a grace period and monthly policy charges are not being waived under any rider.

The maximum face amount of the Supplemental Benefit Rider is 90% of the total face amount. There is no minimum face amount for the Supplemental Benefit Rider.

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Policy Values

•	Your policy value is equal to the sum of the values in your divisions, fixed account and loan account. Your policy value:

•	increases as premiums are applied and when interest is credited;

•	decreases as policy loans, partial surrenders, unpaid loan interest and policy expense are deducted; and

•	can increase or decrease as the investment experience of your chosen divisions fluctuates.
SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective as of the end of the valuation period during which we receive your written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

Full surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

Partial surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year). The partial surrender may not decrease the policy face amount to less than $100,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.
Your policy value is reduced by the amount of the surrender. We surrender units from the divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

•
If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.

•	If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:

(a)	is the amount by which the total partial surrenders exceed total premiums paid*; and

(b)	is zero.

In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*	Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.

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Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period. If you return the Policy, we will refund your premium in states where required. In states where permitted, we will refund the net policy value plus any fees or charges taken (which may be more or less than premiums paid).

Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period.

The examination offer period is the later of:

•	10 days after the Policy is delivered to you; or

•	such later date as specified by applicable state law.

NOTE: See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•	You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.

•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see PREMIUMS – Payment of Premiums).
You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 3.80% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and/or fixed account and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.
A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;

•	surrender value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.
Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Grace Period).
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) and fixed account to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.
Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

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Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s) and fixed account in the proportions used for allocation of premium payments;

•	payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;

•	the repayments are allocated as of the valuation period in which we receive the repayment; and

•	repayments are to be sent to our service office.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. However, during the first 60 policy months, the Policy will not enter a grace period if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of the premiums paid;

(b)	is the sum of loan indebtedness and partial surrenders; and

(c)	is the sum of the no-lapse guarantee premiums since the policy date to the most recent monthly date.
After the first 60 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:

•	your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or

•	the death benefit guarantee rider is in effect.
Grace Period
If the net surrender value on a monthly date is less than the current monthly charge or loan indebtedness is greater than the net surrender value (overloan), and neither the no-lapse guarantee provision nor the death benefit guarantee rider is in effect, we will send you a notice of pending lapse and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.

NOTE:	The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
During the first 60 policy months, the required premium is the greater of (a) or (b) where:

(a)	is three monthly policy charges divided by (1 minus the maximum premium expense charge); and

(b)	is three no-lapse guarantee monthly premiums.
After the first 60 policy months, the required premium is (a) plus (b) where:

(a)	is the amount by which the surrender charge is more than the Policy value on the monthly date on or immediately preceding the start of the grace period; and

(b)	is three monthly policy charges divided by (1 minus the maximum premium expense charge).
When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.

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The determination of three monthly policy charges is made by taking three times the “failed” monthly deduction that could not be made due to insufficient policy value.
Example:    Policy Value: $5,000
Loan Balance: $4,000
Surrender Charge: $500
Net Surrender Value: $500 (Policy Value minus Loan Balance minus Surrender Charge)
Monthly Policy Charge: $1,000
No-Lapse Guarantee Premium: $1,200, in the first poling year
Maximum Premium Expense Charge: 6.45% (3.00% sales charge, 2.20% state and local taxes,                     1.25% federal taxes)
During the first 60 policy months, the required premium is $3,600 [($1,200 x 3)]
After the first 60 policy months, the required premium is $3,207 [($1,000 x 3)/(1 - 0.0645)]
The required premium is intended to a) reimburse us for the monthly policy charges during the grace period, and b) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and

•	any loan indebtedness.
The Policy also terminates:

•	when you make a full Policy surrender;

•	when death proceeds are paid; and

•	on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•	prior to the maturity date and while the insured is alive;

•	upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•	if you make a payment of a reinstatement premium; and

•	if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The premium expense charge is calculated based on the number of years since the Policy was issued.

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TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.

Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.

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Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is:

•	made after the owner attains age 59 ½; or

•	attributable to the taxpayer becoming disabled; or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

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Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfer during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

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Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum policy face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the insured be age 85 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and

•	meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash-on-delivery (“COD”) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a policy owner and are located in the Policy.
Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

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Distribution of the Policy
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the surrender target premium. In addition, a commission of up to 2.5% of premium above the surrender target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 2.5% of premiums received. A service fee up to 0.25% of net policy value is paid in the sixth trough tenth policy years and up to 0.15% of net policy value in policy years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:

•	current death benefit;

•	current policy value and surrender value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any loan indebtedness;

•	any partial surrenders since the last statement;

•	the number of units and unit value;

•	total value of each of your divisions and the fixed account;

•	designated beneficiary(ies); and

•	all riders included in the Policy.

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You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:

•	change in allocations of future premium payments;

•	change in allocation of the monthly policy charge;

•	change to your APR instructions;

•	change to your DCA instructions;

•	unscheduled transfers; and

•	policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:

•	may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);

•	must be received by us before the close of the NYSE (generally 3:00 p.m.Central Time) to be effective the day you call;

•	are effective the next business day if not received until after the close of the NYSE; and

•	from one joint owner are binding on all joint owners.
Interactive Voice Response (IVR)
You may receive information about your Policy from our Interactive Voice Response (IVR) system between 7 a.m. and 9 p.m. Central Time seven days a week. The IVR number is 1-800-247-9988. Through this automated system, you can:

•	obtain information about policy values; and

•	request common service forms to be mailed to you.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record. The procedures for i nternet include requesting the same personal identification information as well as your Password, logging all internet activity and sending written transaction confirmations to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

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Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

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Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Investment Management, Inc. through a sub-advisory agreement with Ameritas Investment, Partners Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert SRI Equity Division (Merged into the Calvert S&P 500 Index Division effective April 2014)
Invests in:	Calvert VP Sustainable and Responsible Investment Equity Portfolio (Merged into the Calvert VP S&P 500 Index Portfolio effective April 2014)
Investment Advisor:	Atlanta Capital Management Company, LLC through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks growth in capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment criteria including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Growth Division
Invests in:	Delaware VIP Smid Cap Growth Series - Service Class
Investment Advisor:	Delaware Management Company through a sub-advisory agreement with Jackson Square Partners
Investment Objective:	seeks long-term capital appreciation.

Dreyfus IP MidCap Stock Division
Invests in:	Dreyfus IP MidCap Stock Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

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Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Franklin Small Cap Value VIP Division (fka Franklin Small Cap Value Securities Division)
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2)
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

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Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Growth Division
Invests in:	Invesco V.I. Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Enterprise Division
Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

MFS VIT New Discovery Division
Invests in:	MFS® VIT New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to generate a total return consisting of current income and capital appreciation.

Bond & Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

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Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division
Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

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SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division
Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division
Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division
Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

46

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Templeton Global Bond VIP Division (fka Templeton Global Bond Securities Division)
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Templeton Global Bond Securities Fund - Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

Van Eck Global Hard Assets Division
Invests in:	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage VT Index Asset Allocation Division
Invests in:	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

47

Wells Fargo Advantage VT Intrinsic Value Division
Invests in:	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Investment Advisor:	Metropolitan West Capital Management, LLC through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo Advantage VT Omega Growth Division
Invests in:	Wells Fargo Advantage VT Omega Growth Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

48

APPENDIX A

TARGET PREMIUMS
ANNUAL PER $1,000 POLICY FACE AMOUNT

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	2.18	1.74	2.09	43	13.66	10.40	13.01
1	2.18	1.74	2.09	44	14.29	10.88	13.61
2	2.18	1.74	2.09	45	14.91	11.37	14.20
3	2.18	1.74	2.09	46	15.89	11.86	15.08
4	2.18	1.74	2.09	47	16.86	12.35	15.96
5	2.18	1.74	2.09	48	17.84	12.85	16.84
6	2.18	1.74	2.09	49	18.81	13.34	17.72
7	2.18	1.74	2.09	50	19.79	13.83	18.60
8	2.18	1.74	2.09	51	20.77	14.32	19.48
9	2.18	1.74	2.09	52	21.74	14.81	20.35
10	2.18	1.74	2.09	53	22.72	15.30	21.24
11	2.29	1.83	2.20	54	23.69	15.79	22.11
12	2.40	1.91	2.30	55	24.67	16.28	22.99
13	2.51	2.00	2.41	56	25.91	17.56	24.24
14	2.62	2.08	2.51	57	27.16	18.85	25.50
15	2.73	2.17	2.62	58	28.40	20.13	26.75
16	2.96	2.36	2.84	59	29.65	21.42	28.00
17	3.20	2.54	3.07	60	30.89	22.70	29.25
18	3.43	2.73	3.29	61	32.13	23.98	30.50
19	3.67	2.91	3.52	62	33.38	25.27	31.76
20	3.90	3.10	3.74	63	34.62	26.55	33.01
21	3.92	3.11	3.76	64	35.87	27.84	34.26
22	3.94	3.13	3.78	65	37.11	29.12	35.51
23	3.95	3.14	3.79	66	37.47	29.68	35.91
24	3.97	3.16	3.81	67	37.83	30.25	36.31
25	3.99	3.17	3.83	68	38.19	30.81	36.71
26	4.46	3.50	4.27	69	38.55	31.37	37.11
27	4.93	3.84	4.71	70	38.91	31.94	37.52
28	5.39	4.17	5.15	71	39.46	32.50	38.07
29	5.86	4.51	5.59	72	40.02	33.06	38.63
30	6.33	4.84	6.03	73	40.58	33.62	39.19
31	6.80	5.17	6.47	74	41.14	34.19	39.75
32	7.26	5.51	6.91	75	41.70	34.75	40.31
33	7.73	5.84	7.35	76	43.93	36.61	42.47
34	8.19	6.18	7.79	77	46.15	38.46	44.61
35	8.66	6.51	8.23	78	48.38	40.32	46.77
36	9.29	7.00	8.83	79	50.60	42.18	48.92
37	9.91	7.48	9.42	80	52.83	44.04	51.07
38	10.54	7.97	10.03	81	55.05	45.89	53.22
39	11.16	8.45	10.62	82	57.28	47.75	55.37
40	11.79	8.94	11.22	83	59.50	49.61	57.52
41	12.41	9.43	11.81	84	61.73	51.46	59.68
42	13.04	9.91	12.41	85	63.95	53.32	61.82

49

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2014 and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Accumulator, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal Variable Universal Life Accumulator
Investment Company Act File No. 333-65690

50

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR
dated May 1, 2014
The Statement of Additional Information provides information about the Principal Variable Universal Life Accumulator Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2014. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal Variable Universal Life Accumulator
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Accumulator Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 655 9th Street, Des Moines, IA 50392. Pr incor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

2013 received/retained	2012 received/retained	2011 received/retained
$178,919/$0	$208,467/$0	$254,270/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age last birthday, with distinction for the insured’s gender and smoking status.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to November 19, 2001. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division’s “yield” and “effective yield”. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2013, the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2013, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Income & Growth	10/31/1997	35.82%	16.72%	6.96%
American Century VP Inflation Protection	12/31/2002	-8.48%	4.94%	4.11%
American Century VP Mid Cap Value	10/29/2004	29.90%	18.25%		10.58%
American Century VP Ultra	05/01/2001	37.07%	19.76%	6.68%
American Century VP Value	05/01/1996	31.48%	15.51%	7.29%
Balanced	12/18/1987	19.48%	14.11%	6.31%
Bond & Mortgage Securities	12/18/1987	-0.86%	9.04%	4.06%
Calvert SRI Equity	04/30/2002	31.05%	18.74%	7.47%
Delaware Small Cap Value	05/01/2000	33.17%	20.81%	9.90%
Delaware Smid Cap Growth	05/01/2000	40.97%	27.15%	11.37%
Diversified International	05/02/1994	18.75%	12.81%	8.14%
DWS Small Mid Cap Value	05/01/1996	34.70%	17.80%	10.25%
Equity Income	04/28/1998	27.30%	16.16%	8.60%
Fidelity VIP Contrafund	01/03/1995	31.29%	18.84%	9.23%
Fidelity VIP Equity-Income	11/03/1986	28.15%	17.88%	6.52%
Fidelity VIP Growth	10/31/1986	36.00%	19.78%	6.67%
Fidelity VIP High Income	10/01/1985	5.95%	15.58%	7.13%
Franklin Small Cap Value VIP	05/01/1998	36.24%	20.78%	10.22%
Government & High Quality Bond	05/06/1993	-1.03%	4.25%	4.30%
International Emerging Markets	10/24/2000	-4.69%	13.87%	11.04%
Invesco American Franchise	07/03/1995	40.14%	24.37%	7.75%
Invesco Core Equity	05/02/1994	29.25%	15.64%	7.66%
Invesco Global Health Care	05/22/1997	40.54%	18.88%	8.78%
Invesco Mid Cap Core Equity	09/10/2001	28.46%	14.44%	7.54%
Invesco Mid Cap Growth	09/25/2000	37.01%	21.37%	8.23%
Invesco Small Cap Equity	08/29/2003	37.46%	19.36%	9.13%
Invesco Technology	05/21/1997	25.14%	20.35%	5.95%
Janus Aspen Enterprise	09/13/1993	32.04%	22.46%	11.15%
LargeCap Blend II	05/01/2002	31.40%	17.30%	7.11%
LargeCap Growth	05/02/1994	33.91%	17.64%	7.84%
LargeCap Growth I	06/01/1994	36.14%	23.60%	8.79%
LargeCap S&P 500 Index	05/03/1999	32.04%	17.58%	7.08%
LargeCap Value	05/13/1970	30.83%	15.80%	6.86%
MFS VIT New Discovery	05/01/1998	41.22%	27.61%	10.18%
MidCap	12/18/1987	33.93%	23.52%	11.81%
Money Market	03/18/1983	0.00%	0.04%	1.57%
Principal LifeTime 2010	08/30/2004	10.83%	12.36%		5.62%
Principal LifeTime 2020	08/30/2004	16.01%	14.08%		6.59%
Principal LifeTime 2030	08/30/2004	19.01%	14.76%		6.61%
Principal LifeTime 2040	08/30/2004	22.48%	15.73%		7.05%
Principal LifeTime 2050	08/30/2004	23.80%	16.04%		7.10%
Principal LifeTime 2060	05/01/2013				15.80%
Principal LifeTime Strategic Income	08/30/2004	5.13%	9.56%		4.65%
Putnam VT Voyager	02/01/1988	43.72%	21.71%	7.58%
Real Estate Securities	05/01/1998	4.10%	16.58%	9.74%
SAM Balanced	06/03/1997	17.71%	13.53%	6.93%
SAM Conservative Balanced	04/23/1998	11.55%	11.44%	6.29%
SAM Conservative Growth	06/03/1997	23.12%	15.18%	7.12%
SAM Flexible Income	09/09/1997	7.76%	10.32%	5.81%
SAM Strategic Growth	06/03/1997	27.46%	16.47%	7.29%
Short-Term Income	01/12/1994	1.14%	4.28%	3.37%
SmallCap Blend	05/01/1998	47.81%	20.46%	8.96%
SmallCap Growth II	05/01/1998	47.42%	22.34%	8.16%
SmallCap Value I	05/01/1998	39.76%	19.15%	8.67%
Templeton Global Bond VIP	01/24/1989	1.73%	9.54%	8.83%
TOPS Managed Risk Balanced ETF	06/09/2011	7.93%			5.86%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
TOPS Managed Risk Growth ETF	04/26/2011	15.96%			6.43%
TOPS Managed Risk Moderate Growth ETF	06/09/2011	12.39%			7.41%
Van Eck Global Hard Assets	05/01/2006	10.30%	13.83%		5.37%
Wells Fargo Advantage VT Index Asset Allocation	04/15/1994	19.63%	13.50%	6.34%
Wells Fargo Advantage VT Intrinsic Value	05/06/1996	30.30%	15.17%	6.27%
Wells Fargo Advantage VT Omega Growth	03/06/1997	39.88%	21.48%	9.65%
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations for the year or period then ended and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Life Insurance Company Variable Life Separate Account at December 31, 2013, the results of its operations for the year or period then ended, and the changes in its net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 25, 2014

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2013

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$145,931	$572,805

Liabilities	-	-
Net assets	$145,931	$572,805

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$-	$-
Benefit Variable Universal Life II	6,635	28,102
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	139,296	544,703
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-
Total net assets	$145,931	$572,805

Investments in shares of mutual funds, at cost	$127,455	$511,404
Shares of mutual fund owned	7,033	29,725
Accumulation units outstanding:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	527	2,724
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	11,072	52,810
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

Accumulation unit value:
Benefit Variable Universal Life	$-	$-
Benefit Variable Universal Life II	12.58	10.31
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	12.58	10.31
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

See accompanying notes.

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$348,497	$1,704,783	$1,857,822	$3,213,007	$3,770,570	$1,426,474	$528,570

-	-	-	-	-	-	-
$348,497	$1,704,783	$1,857,822	$3,213,007	$3,770,570	$1,426,474	$528,570

$-	$-	$-	$-	$10,107	$-	$120,495
450	125,488	141,612	-	54,946	-	2,500
54,270	-	-	-	1,442,515	-	193,291
10,013	1,313,250	1,416,982	-	145,408	-	212,284
-	-	-	20,257	-	4,078	-
-	-	-	2,169,774	-	357,785	-
-	-	-	170,674	-	175,754	-
-	-	-	852,302	-	164,015	-
-	-	-	-	734,876	197,118	-
-	-	-	-	950,198	232,939	-
283,764	266,045	299,228	-	432,520	294,785	-
$348,497	$1,704,783	$1,857,822	$3,213,007	$3,770,570	$1,426,474	$528,570

$321,305	$1,517,918	$1,576,697	$2,169,614	$2,850,696	$1,584,275	$450,608
23,249	72,637	81,163	350,382	411,185	136,505	49,261

-	-	-	-	503	-	5,865
59	6,740	8,097	-	2,732	-	122
7,119	-	-	-	71,725	-	9,408
1,313	70,538	81,015	-	7,230	-	10,333
-	-	-	1,206	-	372	-
-	-	-	117,469	-	31,752	-
-	-	-	9,240	-	15,597	-
-	-	-	46,142	-	14,556	-
-	-	-	-	36,540	17,493	-
-	-	-	-	47,246	20,672	-
37,223	14,290	17,108	-	21,506	26,161	-

$7.62	$-	$-	$-	$20.11	$-	$20.54
7.62	18.62	17.49	-	20.11	-	20.54
7.62	-	-	-	20.11	-	20.54
7.62	18.62	17.49	-	20.11	-	20.54
-	-	-	16.80	-	10.97	-
-	-	-	18.47	-	11.27	-
-	-	-	18.47	-	11.27	-
-	-	-	18.47	-	11.27	-
-	-	-	-	20.11	11.27	-
-	-	-	-	20.11	11.27	-
7.62	18.62	17.49	-	20.11	11.27	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	American	American
	Century VP	Century VP
	MidCap Value	Ultra
	Class II	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$13,335,598	$1,888,572

Liabilities	-	-
Net assets	$13,335,598	$1,888,572

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$437,520	$-
Benefit Variable Universal Life II	355,401	-
Executive Variable Universal Life	7,938,451	-
Executive Variable Universal Life II	3,549,302	-
Flexible Variable Life	9,218	35,890
PrinFlex Life®	261,613	902,092
Survivorship Flexible Premium Variable Universal Life	-	232,877
Variable Universal Life Accumulator	141,617	717,713
Variable Universal Life Accumulator II	270,826	-
Variable Universal Life Income	55,015	-
Variable Universal Life Income II	316,635	-
Total net assets	$13,335,598	$1,888,572

Investments in shares of mutual funds, at cost	$10,755,790	$1,128,789
Shares of mutual fund owned	721,623	128,300
Accumulation units outstanding:
Benefit Variable Universal Life	20,867	-
Benefit Variable Universal Life II	16,950	-
Executive Variable Universal Life	378,616	-
Executive Variable Universal Life II	169,280	-
Flexible Variable Life	452	2,331
PrinFlex Life®	12,477	53,288
Survivorship Flexible Premium Variable Universal Life	-	13,756
Variable Universal Life Accumulator	6,754	42,394
Variable Universal Life Accumulator II	12,917	-
Variable Universal Life Income	2,624	-
Variable Universal Life Income II	15,102	-

Accumulation unit value:
Benefit Variable Universal Life	$20.97	$-
Benefit Variable Universal Life II	20.97	-
Executive Variable Universal Life	20.97	-
Executive Variable Universal Life II	20.97	-
Flexible Variable Life	20.41	15.40
PrinFlex Life®	20.97	16.93
Survivorship Flexible Premium Variable Universal Life	20.97	16.93
Variable Universal Life Accumulator	20.97	16.93
Variable Universal Life Accumulator II	20.97	-
Variable Universal Life Income	20.97	-
Variable Universal Life Income II	20.97	-

See accompanying notes.

American	American	American		Bond &	Bond	Calvert EAFE
Century VP	Century VP	Century VP		Mortgage	Market	International
Ultra	Value	Vista	Balanced	Securities	Index	Index
Class II	Class II	Class II	Class 1	Class 1	Class 1	Class F
Division	Division	Division	Division	Division	Division	Division

$3,161,991	$24,000,903	$394,409	$15,136,657	$51,926,543	$635,062	$1,180,740

-	-	-	-	-	-	-
$3,161,991	$24,000,903	$394,409	$15,136,657	$51,926,543	$635,062	$1,180,740

$216,115	$998,249	$122,279	$-	$2,310,622	$76,314	$-
-	223,723	1,047	-	153,753	6,692	103,250
1,059,094	6,141,604	202,042	-	19,138,187	262,282	-
-	7,624,273	-	-	1,793,458	289,774	1,077,490
-	13,398	-	2,257,210	1,023,448	-	-
-	2,291,776	-	9,048,483	12,265,397	-	-
-	724,395	-	808,742	1,340,684	-	-
-	875,793	-	824,186	2,508,519	-	-
1,242,813	2,401,836	-	1,330,718	5,955,453	-	-
643,969	1,584,296	-	867,318	4,372,446	-	-
-	1,121,560	69,041	-	1,064,576	-	-
$3,161,991	$24,000,903	$394,409	$15,136,657	$51,926,543	$635,062	$1,180,740

$2,121,832	$17,872,680	$318,383	$11,426,713	$51,344,175	$634,033	$1,039,265
217,768	2,836,986	17,639	840,458	4,619,799	64,278	13,664

11,618	45,243	7,439	-	100,911	7,671	-
-	10,140	64	-	6,715	673	9,429
56,937	278,354	12,292	-	835,813	26,364	-
-	345,552	-	-	78,325	29,128	98,401
-	662	-	46,930	24,722	-	-
-	103,870	-	385,488	535,662	-	-
-	32,832	-	45,883	67,241	-	-
-	39,694	-	35,112	109,554	-	-
66,814	108,859	-	56,692	260,089	-	-
34,620	71,805	-	36,950	190,956	-	-
-	50,832	4,200	-	46,493	-	-

$18.60	$22.06	$16.44	$-	$22.90	$9.95	$-
-	22.06	16.44	-	22.90	9.95	10.95
18.60	22.06	16.44	-	22.90	9.95	-
-	22.06	16.44	-	22.90	9.95	10.95
-	20.22	-	48.10	41.40	-	-
-	22.06	-	23.47	22.90	-	-
-	22.06	-	17.63	19.94	-	-
-	22.06	-	23.47	22.90	-	-
18.60	22.06	-	23.47	22.90	-	-
18.60	22.06	-	23.47	22.90	-	-
-	22.06	16.44	-	22.90	-	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Calvert
		Russell 2000
		Small Cap
	Calvert	Index
	Income	Class F
	Division	Division
Assets
Investments in shares of mutual funds, at market	$599,921	$12,825,284

Liabilities	-	-
Net assets	$599,921	$12,825,284

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$-	$805,017
Benefit Variable Universal Life II	682	164,061
Executive Variable Universal Life	-	6,872,877
Executive Variable Universal Life II	186,279	3,366,393
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	332,121
Variable Universal Life Income	-	633,431
Variable Universal Life Income II	412,960	651,384
Total net assets	$599,921	$12,825,284

Investments in shares of mutual funds, at cost	$617,045	$10,651,677
Shares of mutual fund owned	37,874	154,913
Accumulation units outstanding:
Benefit Variable Universal Life	-	44,571
Benefit Variable Universal Life II	52	9,083
Executive Variable Universal Life	-	380,525
Executive Variable Universal Life II	14,334	186,384
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	18,388
Variable Universal Life Income	-	35,071
Variable Universal Life Income II	31,776	36,065

Accumulation unit value:
Benefit Variable Universal Life	$-	$18.06
Benefit Variable Universal Life II	13.00	18.06
Executive Variable Universal Life	-	18.06
Executive Variable Universal Life II	13.00	18.06
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	18.06
Variable Universal Life Income	-	18.06
Variable Universal Life Income II	13.00	18.06

See accompanying notes.

Calvert S&P		ClearBridge	Delaware	Delaware
MidCap 400	Calvert	Small Cap	Small Cap	Smid	Diversified	Dreyfus IP
Index	SRI	Growth	Value	Cap Growth	International	Core Value
Class F	Equity	Series I	Service Class	Service Class	Class 1	Service Shares
Division	Division	Division	Division	Division	Division	Division

$946,430	$239,219	$813,342	$12,648,196	$1,729,842	$143,043,510	$415,910

-	-	-	-	-	-	-
$946,430	$239,219	$813,342	$12,648,196	$1,729,842	$143,043,510	$415,910

$-	$-	$-	$199,215	$-	$5,721,667	$-
-	-	259	178,557	-	271,089	1,286
-	-	627,733	4,444,149	-	31,228,794	400,355
-	-	185,350	6,062,377	-	8,405,250	14,269
-	-	-	27,730	9,501	189,766	-
-	72,821	-	433,922	613,942	41,798,393	-
-	-	-	-	-	3,638,460	-
-	35,873	-	236,535	269,305	19,497,031	-
97,279	5,211	-	217,239	376,254	14,953,403	-
368,650	29,598	-	415,811	218,252	14,932,444	-
480,501	95,716	-	432,661	242,588	2,407,213	-
$946,430	$239,219	$813,342	$12,648,196	$1,729,842	$143,043,510	$415,910

$781,149	$206,624	$822,368	$10,283,953	$1,392,898	$116,095,204	$316,749
9,725	9,103	33,791	304,189	55,214	9,619,604	21,318

-	-	-	10,739	-	223,590	-
-	-	21	9,625	-	10,594	67
-	-	51,465	239,564	-	1,220,347	20,899
-	-	15,196	326,795	-	328,447	745
-	-	-	1,536	669	10,075	-
-	4,102	-	23,391	42,422	1,633,375	-
-	-	-	-	-	186,581	-
-	2,021	-	12,751	18,608	761,902	-
5,901	294	-	11,710	25,998	584,346	-
22,361	1,667	-	22,415	15,081	583,518	-
29,146	5,392	-	23,323	16,762	94,071	-

$-	$-	$12.20	$18.55	$-	$25.59	$19.16
-	-	12.20	18.55	-	25.59	19.16
-	-	12.20	18.55	-	25.59	19.16
-	-	12.20	18.55	-	25.59	19.16
-	17.28	-	18.05	14.19	18.83	-
-	17.75	-	18.55	14.47	25.59	-
-	17.75	-	18.55	14.47	19.50	-
-	17.75	-	18.55	14.47	25.59	-
16.49	17.75	-	18.55	14.47	25.59	-
16.49	17.75	-	18.55	14.47	25.59	-
16.49	17.75	-	18.55	14.47	25.59	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Dreyfus
	Dreyfus IP	Socially
	Technology	Responsible
	Growth	Growth
	Service Shares	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$157,491	$288,768

Liabilities	-	-
Net assets	$157,491	$288,768

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$-	$102,650
Benefit Variable Universal Life II	13,179	-
Executive Variable Universal Life	-	171,732
Executive Variable Universal Life II	144,312	14,386
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-
Total net assets	$157,491	$288,768

Investments in shares of mutual funds, at cost	$138,065	$231,021
Shares of mutual fund owned	8,838	6,599
Accumulation units outstanding:
Benefit Variable Universal Life	-	5,678
Benefit Variable Universal Life II	916	-
Executive Variable Universal Life	-	9,500
Executive Variable Universal Life II	10,026	796
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

Accumulation unit value:
Benefit Variable Universal Life	$14.39	$18.08
Benefit Variable Universal Life II	14.39	18.08
Executive Variable Universal Life	14.39	18.08
Executive Variable Universal Life II	14.39	18.08
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

See accompanying notes.

	Dreyfus VIF		DWS			Fidelity VIP
Dreyfus VIF	Opportunistic	Dreyfus VIF	Alternative	DWS	Equity	Asset Manager
Appreciation	Small Cap	Quality Bond	Asset Allocation	Small Mid Cap	Income	Service
Service Shares	Service Shares	Service Shares	Class B	Value Class B	Class 1	Class 2
Division	Division	Division	Division	Division	Division	Division

$3,865,891	$4,878,474	$1,766,998	$23,817	$3,117,462	$40,925,010	$1,552,910

-	-	-	-	-	-	-
$3,865,891	$4,878,474	$1,766,998	$23,817	$3,117,462	$40,925,010	$1,552,910

$700,591	$427,276	$355,779	$-	$129,990	$974,819	$584,802
75,650	-	-	-	59,211	315,296	-
1,704,139	397,726	1,411,219	-	1,533,912	7,423,476	968,108
1,385,511	-	-	23,817	971,712	7,175,604	-
-	-	-	-	6,127	158,860	-
-	-	-	-	66,264	8,160,654	-
-	-	-	-	22,328	965,120	-
-	-	-	-	13,136	2,238,436	-
-	2,133,835	-	-	74,270	6,645,940	-
-	1,919,637	-	-	84,233	6,309,514	-
-	-	-	-	156,279	557,291	-
$3,865,891	$4,878,474	$1,766,998	$23,817	$3,117,462	$40,925,010	$1,552,910

$3,356,174	$3,166,148	$1,771,988	$23,574	$2,368,839	$32,382,153	$1,359,693
81,063	105,732	149,746	1,733	182,628	1,948,810	91,671

36,281	25,332	21,314	-	7,667	66,399	30,217
3,918	-	-	-	3,492	21,479	-
88,251	23,577	84,622	-	90,473	505,712	50,020
71,750	-	-	2,437	57,314	488,826	-
-	-	-	-	369	11,405	-
-	-	-	-	3,908	555,926	-
-	-	-	-	1,317	65,739	-
-	-	-	-	775	152,489	-
-	126,505	-	-	4,381	452,741	-
-	113,806	-	-	4,968	429,820	-
-	-	-	-	9,218	37,963	-

$19.31	$16.87	$16.68	$9.77	$16.95	$14.68	$19.35
19.31	-	-	9.77	16.95	14.68	-
19.31	16.87	16.68	9.77	16.95	14.68	19.35
19.31	-	-	9.77	16.95	14.68	-
-	-	-	-	16.62	13.93	-
-	-	-	-	16.95	14.68	-
-	-	-	-	16.95	14.68	-
-	-	-	-	16.95	14.68	-
-	16.87	-	-	16.95	14.68	-
-	16.87	-	-	16.95	14.68	-
-	-	-	-	16.95	14.68	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Fidelity VIP
	Fidelity VIP	Contrafund
	Contrafund	Service
	Initial Class	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$62,848,752	$87,434,119

Liabilities	-	-
Net assets	$62,848,752	$87,434,119

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$-	$7,882,285
Benefit Variable Universal Life II	-	713,249
Executive Variable Universal Life	-	49,316,884
Executive Variable Universal Life II	-	9,775,302
Flexible Variable Life	268,485	-
PrinFlex Life®	54,327,013	-
Survivorship Flexible Premium Variable Universal Life	3,697,277	-
Variable Universal Life Accumulator	4,555,977	-
Variable Universal Life Accumulator II	-	7,970,892
Variable Universal Life Income	-	8,531,166
Variable Universal Life Income II	-	3,244,341
Total net assets	$62,848,752	$87,434,119

Investments in shares of mutual funds, at cost	$44,950,235	$61,575,478
Shares of mutual fund owned	1,829,658	2,589,106
Accumulation units outstanding:
Benefit Variable Universal Life	-	302,474
Benefit Variable Universal Life II	-	27,370
Executive Variable Universal Life	-	1,892,497
Executive Variable Universal Life II	-	375,118
Flexible Variable Life	11,191	-
PrinFlex Life®	1,204,036	-
Survivorship Flexible Premium Variable Universal Life	141,179	-
Variable Universal Life Accumulator	100,974	-
Variable Universal Life Accumulator II	-	305,877
Variable Universal Life Income	-	327,376
Variable Universal Life Income II	-	124,498

Accumulation unit value:
Benefit Variable Universal Life	$-	$26.06
Benefit Variable Universal Life II	-	26.06
Executive Variable Universal Life	-	26.06
Executive Variable Universal Life II	-	26.06
Flexible Variable Life	23.99	-
PrinFlex Life®	45.12	-
Survivorship Flexible Premium Variable Universal Life	26.19	-
Variable Universal Life Accumulator	45.12	-
Variable Universal Life Accumulator II	-	26.06
Variable Universal Life Income	-	26.06
Variable Universal Life Income II	-	26.06

See accompanying notes.

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP	Franklin
Fidelity VIP	Equity-Income	Growth	Fidelity VIP	High Income	Mid Cap	Income
Equity-Income	Service	Service	High Income	Service	Service	Securities
Initial Class	Class 2	Class 2	Initial Class	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$22,204,971	$23,241,639	$13,239,165	$6,081,460	$24,269,683	$38,896,644	$14,892,001

-	-	-	-	-	-	-
$22,204,971	$23,241,639	$13,239,165	$6,081,460	$24,269,683	$38,896,644	$14,892,001

$-	$1,899,449	$1,933,918	$-	$2,642,464	$5,582,832	$3,707,020
-	64,982	-	-	96,477	800,054	533,160
-	8,832,930	4,389,695	-	15,732,845	19,331,231	9,358,062
-	1,231,830	-	-	2,704,719	4,455,037	1,293,759
75,379	-	15,141	32,452	-	-	-
18,163,871	-	1,627,654	4,757,547	-	-	-
1,741,988	-	347,745	825,898	-	-	-
2,223,733	-	806,784	465,563	-	-	-
-	5,745,836	2,096,908	-	1,070,713	2,907,240	-
-	4,415,455	2,021,320	-	908,152	3,992,613	-
-	1,051,157	-	-	1,114,313	1,827,637	-
$22,204,971	$23,241,639	$13,239,165	$6,081,460	$24,269,683	$38,896,644	$14,892,001

$19,826,201	$20,235,988	$8,912,329	$6,024,147	$24,377,512	$34,121,427	$13,807,159
953,412	1,015,806	234,032	1,048,528	4,303,135	1,092,602	926,696

-	98,696	103,081	-	104,171	164,640	148,183
-	3,377	-	-	3,803	37,854	21,312
-	458,914	233,978	-	620,221	570,510	374,070
-	63,992	-	-	106,626	210,879	51,715
4,440	-	881	1,512	-	-	-
594,998	-	86,757	222,500	-	-	-
85,411	-	18,535	45,750	-	-	-
72,862	-	42,999	21,774	-	-	-
-	298,590	111,769	-	42,210	85,739	-
-	229,458	107,740	-	35,801	117,680	-
-	54,617	-	-	43,929	53,896	-

$-	$19.24	$18.76	$-	$25.37	$33.91	$25.02
-	19.24	-	-	25.37	21.14	25.02
-	19.24	18.76	-	25.37	33.91	25.02
-	19.24	-	-	25.37	21.14	25.02
16.98	-	17.19	21.47	-	-	-
30.53	-	18.76	21.38	-	-	-
20.40	-	18.76	18.05	-	-	-
30.53	-	18.76	21.38	-	-	-
-	19.24	18.76	-	25.37	33.91	-
-	19.24	18.76	-	25.37	33.91	-
-	19.24	-	-	25.37	33.91	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Franklin	Franklin
	Mutual	Mutual
	Global Discovery	Shares
	Securities	Securities
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$25,826,912	$12,032,194

Liabilities	-	-
Net assets	$25,826,912	$12,032,194

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,574,624	$1,474,399
Benefit Variable Universal Life II	440,451	146,558
Executive Variable Universal Life	15,884,672	6,611,527
Executive Variable Universal Life II	5,869,586	3,799,710
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	1,057,579	-
Total net assets	$25,826,912	$12,032,194

Investments in shares of mutual funds, at cost	$23,567,260	$9,512,632
Shares of mutual fund owned	1,130,775	556,273
Accumulation units outstanding:
Benefit Variable Universal Life	90,690	71,304
Benefit Variable Universal Life II	15,514	7,088
Executive Variable Universal Life	559,512	319,744
Executive Variable Universal Life II	206,747	183,759
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	37,252	-

Accumulation unit value:
Benefit Variable Universal Life	$28.39	$20.68
Benefit Variable Universal Life II	28.39	20.68
Executive Variable Universal Life	28.39	20.68
Executive Variable Universal Life II	28.39	20.68
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	28.39	-

See accompanying notes.

Franklin	Franklin			Goldman Sachs	Government
Rising	Small Cap	Franklin	Franklin	VIT Structured	& High	International
Dividends	Value	Strategic Income	U.S. Government	Small Cap Equity	Quality	Emerging
Securities	Securities	Securities	Fund	Institutional	Bond	Markets
Class 2	Class 2	Class 2	Class 2	Service Class I	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$14,497,283	$16,905,535	$12,971,882	$477,766	$1,218,758	$37,175,765	$37,990,876

-	-	-	-	-	-	-
$14,497,283	$16,905,535	$12,971,882	$477,766	$1,218,758	$37,175,765	$37,990,876

$1,511,333	$1,568,463	$842,315	$6,716	$133,207	$2,147,122	$612,182
230,751	320,005	493,484	19,759	-	343,946	443,941
7,037,521	11,187,466	5,478,328	173,085	1,085,551	10,698,341	6,807,867
4,716,617	3,546,070	6,157,755	278,206	-	3,005,623	5,677,715
-	1,217	-	-	-	202,828	238,827
-	156,476	-	-	-	9,383,773	6,533,065
-	-	-	-	-	1,175,976	832,727
-	50,225	-	-	-	3,225,959	2,771,505
-	37,478	-	-	-	2,813,628	4,900,307
-	7,481	-	-	-	2,748,948	6,363,317
1,001,061	30,654	-	-	-	1,429,621	2,809,423
$14,497,283	$16,905,535	$12,971,882	$477,766	$1,218,758	$37,175,765	$37,990,876

$11,418,075	$12,632,638	$13,147,674	$497,838	$1,111,210	$38,481,042	$37,334,003
524,884	702,349	1,054,625	37,768	80,873	3,598,816	2,383,367

68,018	55,926	56,895	613	8,472	172,528	17,061
10,385	11,410	33,333	1,804	-	27,636	12,375
316,725	398,895	370,041	15,800	69,041	859,620	189,760
212,272	126,437	415,934	25,396	-	241,504	158,261
-	44	-	-	-	16,935	7,264
-	5,578	-	-	-	753,994	182,096
-	-	-	-	-	94,493	23,211
-	1,791	-	-	-	259,216	77,249
-	1,336	-	-	-	226,082	136,587
-	267	-	-	-	220,876	177,368
45,053	1,093	-	-	-	114,872	78,302

$22.22	$28.05	$14.80	$10.95	$15.72	$12.45	$35.88
22.22	28.05	14.80	10.95	-	12.45	35.88
22.22	28.05	14.80	10.95	15.72	12.45	35.88
22.22	28.05	14.80	10.95	-	12.45	35.88
-	27.50	-	-	-	11.98	32.88
-	28.05	-	-	-	12.45	35.88
-	28.05	-	-	-	12.45	35.88
-	28.05	-	-	-	12.45	35.88
-	28.05	-	-	-	12.45	35.88
-	28.05	-	-	-	12.45	35.88
22.22	28.05	-	-	-	12.45	35.88

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Invesco	Invesco
	American	American
	Franchise	Franchise
	Series I	Series II
	Division	Division
Assets
Investments in shares of mutual funds, at market	$2,547,682	$1,005,401

Liabilities	-	-
Net assets	$2,547,682	$1,005,401

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$213,309	$-
Benefit Variable Universal Life II	-	22,782
Executive Variable Universal Life	843,668	-
Executive Variable Universal Life II	-	25,705
Flexible Variable Life	-	-
PrinFlex Life®	860,653	-
Survivorship Flexible Premium Variable Universal Life	272,326	-
Variable Universal Life Accumulator	357,726	-
Variable Universal Life Accumulator II	-	509,970
Variable Universal Life Income	-	284,764
Variable Universal Life Income II	-	162,180
Total net assets	$2,547,682	$1,005,401

Investments in shares of mutual funds, at cost	$1,908,694	$752,159
Shares of mutual fund owned	50,320	20,278
Accumulation units outstanding:
Benefit Variable Universal Life	15,595	-
Benefit Variable Universal Life II	-	1,673
Executive Variable Universal Life	61,680	-
Executive Variable Universal Life II	-	1,888
Flexible Variable Life	-	-
PrinFlex Life®	62,923	-
Survivorship Flexible Premium Variable Universal Life	19,910	-
Variable Universal Life Accumulator	26,154	-
Variable Universal Life Accumulator II	-	37,455
Variable Universal Life Income	-	20,915
Variable Universal Life Income II	-	11,911

Accumulation unit value:
Benefit Variable Universal Life	$13.68	$-
Benefit Variable Universal Life II	-	13.62
Executive Variable Universal Life	13.68	-
Executive Variable Universal Life II	-	13.62
Flexible Variable Life	13.51	-
PrinFlex Life®	13.68	-
Survivorship Flexible Premium Variable Universal Life	13.68	-
Variable Universal Life Accumulator	13.68	-
Variable Universal Life Accumulator II	-	13.62
Variable Universal Life Income	-	13.62
Variable Universal Life Income II	-	13.62

See accompanying notes.

		Invesco	Invesco	Invesco	Invesco	Invesco
Invesco	Invesco	Global	Global	International	Mid Cap	Mid Cap
Core Equity	Core Equity	Health Care	Real Estate	Growth	Core Equity	Growth
Series I	Series II	Series I	Series I	Series I	Series II	Series I
Division	Division	Division	Division	Division	Division	Division

$10,263,199	$11,476,951	$15,073,905	$28,101	$15,504,998	$225,871	$1,339,332

-	-	-	-	-	-	-
$10,263,199	$11,476,951	$15,073,905	$28,101	$15,504,998	$225,871	$1,339,332

$1,069,222	$-	$1,001,193	$26,990	$867,055	$63,329	$245,316
-	61,408	34,687	1,111	221,485	4,436	37,682
4,328,449	-	5,672,691	-	10,267,442	67,718	415,760
-	3,501,634	961,231	-	4,149,016	30,882	50,100
47,030	-	12,506	-	-	1,579	13,093
2,753,762	-	3,055,599	-	-	24,074	389,574
536,897	-	99,234	-	-	-	70,550
1,527,839	-	1,163,757	-	-	-	117,257
-	3,885,466	1,474,408	-	-	492	-
-	3,565,190	1,217,241	-	-	9,916	-
-	463,253	381,358	-	-	23,445	-
$10,263,199	$11,476,951	$15,073,905	$28,101	$15,504,998	$225,871	$1,339,332

$7,119,176	$8,077,370	$10,856,006	$28,307	$12,822,651	$206,002	$838,210
267,062	301,787	514,117	1,838	438,986	15,108	250,342

58,044	-	44,853	2,978	32,786	3,677	18,127
-	2,322	1,554	123	8,375	258	2,784
234,976	-	254,144	-	388,241	3,932	30,722
-	132,420	43,065	-	156,887	1,793	3,702
2,807	-	616	-	-	94	980
149,492	-	136,896	-	-	1,398	28,787
29,146	-	4,446	-	-	-	5,213
82,942	-	52,138	-	-	-	8,665
-	146,931	66,056	-	-	29	-
-	134,829	54,534	-	-	576	-
-	17,519	17,085	-	-	1,361	-

$18.42	$-	$22.32	$9.06	$26.45	$17.22	$13.53
-	26.44	22.32	9.06	26.45	17.22	13.53
18.42	-	22.32	9.06	26.45	17.22	13.53
-	26.44	22.32	9.06	26.45	17.22	13.53
16.76	-	20.30	-	-	16.89	13.36
18.42	-	22.32	-	-	17.22	13.53
18.42	-	22.32	-	-	17.22	13.53
18.42	-	22.32	-	-	17.22	13.53
-	26.44	22.32	-	-	17.22	-
-	26.44	22.32	-	-	17.22	-
-	26.44	22.32	-	-	17.22	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Invesco
	Small Cap	Invesco
	Equity	Technology
	Series I	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$15,933,910	$2,619,788

Liabilities	-	-
Net assets	$15,933,910	$2,619,788

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$959,056	$355,959
Benefit Variable Universal Life II	98,153	-
Executive Variable Universal Life	8,533,678	750,019
Executive Variable Universal Life II	4,716,672	-
Flexible Variable Life	1,455	40,488
PrinFlex Life®	1,155,984	1,013,693
Survivorship Flexible Premium Variable Universal Life	113,462	136,029
Variable Universal Life Accumulator	355,450	323,600
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-
Total net assets	$15,933,910	$2,619,788

Investments in shares of mutual funds, at cost	$11,607,376	$2,245,817
Shares of mutual fund owned	626,333	134,902
Accumulation units outstanding:
Benefit Variable Universal Life	58,636	36,293
Benefit Variable Universal Life II	5,736	-
Executive Variable Universal Life	521,752	76,472
Executive Variable Universal Life II	275,639	-
Flexible Variable Life	93	4,538
PrinFlex Life®	70,677	103,356
Survivorship Flexible Premium Variable Universal Life	6,937	13,869
Variable Universal Life Accumulator	21,733	32,995
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

Accumulation unit value:
Benefit Variable Universal Life	$16.36	$9.81
Benefit Variable Universal Life II	17.11	-
Executive Variable Universal Life	16.36	9.81
Executive Variable Universal Life II	17.11	-
Flexible Variable Life	15.56	8.92
PrinFlex Life®	16.36	9.81
Survivorship Flexible Premium Variable Universal Life	16.36	9.81
Variable Universal Life Accumulator	16.36	9.81
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	-	-

See accompanying notes.

Janus	Janus	Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen	Aspen	Aspen	JP Morgan
Balanced	Enterprise	Flexible Bond	Forty	Global Research	Overseas	Core Bond
Service Shares	Service Shares	Service Shares	Service Shares	Service Shares	Service Shares	Class I
Division	Division	Division	Division	Division	Division	Division

$11,747,608	$17,181,561	$38,656,076	$5,219,160	$1,072,613	$5,338,953	$3,254,122

-	-	-	-	-	-	-
$11,747,608	$17,181,561	$38,656,076	$5,219,160	$1,072,613	$5,338,953	$3,254,122

$61,886	$553,446	$2,159,709	$-	$432,506	$779,063	$402,680
666,659	170,361	307,659	358,714	5,285	-	-
5,956,029	8,804,495	22,459,519	-	591,522	4,559,890	2,851,442
5,063,034	3,501,457	13,729,189	4,207,134	43,300	-	-
-	12,587	-	-	-	-	-
-	2,839,329	-	-	-	-	-
-	105,166	-	-	-	-	-
-	1,194,720	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	653,312	-	-	-
$11,747,608	$17,181,561	$38,656,076	$5,219,160	$1,072,613	$5,338,953	$3,254,122

$10,855,355	$12,152,390	$40,501,020	$3,863,745	$822,915	$5,171,907	$3,416,206
370,353	302,492	3,024,732	99,602	27,933	130,473	293,429

2,637	26,229	107,866	-	27,255	27,076	31,100
28,404	8,074	15,366	26,152	333	-	-
253,765	417,270	1,121,731	-	37,275	158,479	220,222
215,718	165,944	685,697	306,723	2,729	-	-
-	656	-	-	-	-	-
-	134,564	-	-	-	-	-
-	4,984	-	-	-	-	-
-	56,622	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	47,630	-	-	-

$23.47	$21.10	$20.02	$-	$15.87	$28.77	$12.95
23.47	21.10	20.02	13.72	15.87	-	-
23.47	21.10	20.02	-	15.87	28.77	12.95
23.47	21.10	20.02	13.72	15.87	-	-
-	19.19	-	-	-	-	-
-	21.10	-	-	-	-	-
-	21.10	-	-	-	-	-
-	21.10	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	13.72	-	-	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	JP Morgan	LargeCap
	Small Cap Core	Blend II
	Class I	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$4,185,285	$17,339,815

Liabilities	-	-
Net assets	$4,185,285	$17,339,815

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,476,818	$614,300
Benefit Variable Universal Life II	-	205,859
Executive Variable Universal Life	2,708,467	2,493,965
Executive Variable Universal Life II	-	1,107,494
Flexible Variable Life	-	49,951
PrinFlex Life®	-	2,538,928
Survivorship Flexible Premium Variable Universal Life	-	205,837
Variable Universal Life Accumulator	-	1,228,270
Variable Universal Life Accumulator II	-	4,690,484
Variable Universal Life Income	-	3,736,153
Variable Universal Life Income II	-	468,574
Total net assets	$4,185,285	$17,339,815

Investments in shares of mutual funds, at cost	$3,063,228	$13,540,173
Shares of mutual fund owned	174,169	1,718,515
Accumulation units outstanding:
Benefit Variable Universal Life	53,629	30,022
Benefit Variable Universal Life II	-	10,061
Executive Variable Universal Life	98,359	121,886
Executive Variable Universal Life II	-	54,126
Flexible Variable Life	-	2,664
PrinFlex Life®	-	124,085
Survivorship Flexible Premium Variable Universal Life	-	10,060
Variable Universal Life Accumulator	-	60,030
Variable Universal Life Accumulator II	-	229,235
Variable Universal Life Income	-	182,595
Variable Universal Life Income II	-	22,900

Accumulation unit value:
Benefit Variable Universal Life	$27.54	$20.46
Benefit Variable Universal Life II	-	20.46
Executive Variable Universal Life	27.54	20.46
Executive Variable Universal Life II	-	20.46
Flexible Variable Life	-	18.75
PrinFlex Life®	-	20.46
Survivorship Flexible Premium Variable Universal Life	-	20.46
Variable Universal Life Accumulator	-	20.46
Variable Universal Life Accumulator II	-	20.46
Variable Universal Life Income	-	20.46
Variable Universal Life Income II	-	20.46

See accompanying notes.

						MFS VIT
LargeCap	LargeCap	LargeCap	LargeCap	MFS VIT	MFS VIT	International
Growth	Growth I	S&P 500 Index	Value	Global Equity	Growth	Value
Class 1	Class 1	Class 1	Class 1	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$32,803,080	$145,293,557	$60,927,565	$71,493,351	$2,259,016	$11,451,476	$1,352,800

-	-	-	-	-	-	-
$32,803,080	$145,293,557	$60,927,565	$71,493,351	$2,259,016	$11,451,476	$1,352,800

$657,437	$1,173,995	$-	$340,345	$77,083	$1,141,333	$90,630
362,912	771,130	1,062,737	48,933	118,478	132,783	261
6,422,465	16,128,387	-	6,466,377	466,253	4,852,649	833,407
1,722,672	20,688,875	29,350,484	1,778,235	1,597,202	5,324,711	428,502
69,390	70,157	98,603	4,458,314	-	-	-
18,969,995	62,418,795	16,056,034	23,822,912	-	-	-
1,646,107	3,943,459	1,669,145	2,840,879	-	-	-
612,139	27,976,448	2,179,001	25,058,721	-	-	-
1,008,677	6,121,579	5,551,645	2,439,610	-	-	-
1,265,096	4,068,551	3,180,127	2,925,145	-	-	-
66,190	1,932,181	1,779,789	1,313,880	-	-	-
$32,803,080	$145,293,557	$60,927,565	$71,493,351	$2,259,016	$11,451,476	$1,352,800

$22,616,048	$89,316,289	$43,995,907	$56,148,356	$1,946,759	$8,602,442	$1,334,083
1,473,633	4,459,594	4,553,630	1,978,781	118,273	299,620	62,688

30,039	35,920	-	12,654	3,810	46,741	8,369
16,582	23,595	61,438	1,819	5,856	5,438	24
293,450	493,492	-	240,417	23,045	198,732	76,955
78,711	633,033	1,696,791	66,114	78,942	218,064	39,567
4,690	4,045	6,142	69,563	-	-	-
866,762	1,909,877	928,221	885,726	-	-	-
118,102	200,661	96,103	156,435	-	-	-
27,969	856,016	125,971	931,675	-	-	-
46,088	187,306	320,948	90,704	-	-	-
57,804	124,485	183,847	108,756	-	-	-
3,024	59,120	102,892	48,849	-	-	-

$21.89	$32.68	$-	$26.90	$20.23	$24.42	$10.83
21.89	32.68	17.30	26.90	20.23	24.42	10.83
21.89	32.68	-	26.90	20.23	24.42	10.83
21.89	32.68	17.30	26.90	20.23	24.42	10.83
14.80	17.33	16.05	64.09	-	-	-
21.89	32.68	17.30	26.90	-	-	-
13.94	19.65	17.37	18.16	-	-	-
21.89	32.68	17.30	26.90	-	-	-
21.89	32.68	17.30	26.90	-	-	-
21.89	32.68	17.30	26.90	-	-	-
21.89	32.68	17.30	26.90	-	-	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	MFS VIT
	MidCap	MFS VIT
	Growth	New Discovery
	Service Class	Service Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$492,603	$16,107,754

Liabilities	-	-
Net assets	$492,603	$16,107,754

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$73,715	$1,604,431
Benefit Variable Universal Life II	-	365,037
Executive Variable Universal Life	418,888	7,194,556
Executive Variable Universal Life II	-	4,473,702
Flexible Variable Life	-	1,642
PrinFlex Life®	-	314,852
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	53,676
Variable Universal Life Accumulator II	-	608,659
Variable Universal Life Income	-	861,804
Variable Universal Life Income II	-	629,395
Total net assets	$492,603	$16,107,754

Investments in shares of mutual funds, at cost	$378,961	$12,918,879
Shares of mutual fund owned	56,491	766,306
Accumulation units outstanding:
Benefit Variable Universal Life	4,327	60,102
Benefit Variable Universal Life II	-	13,674
Executive Variable Universal Life	24,589	269,510
Executive Variable Universal Life II	-	167,587
Flexible Variable Life	-	63
PrinFlex Life®	-	11,795
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	2,011
Variable Universal Life Accumulator II	-	22,801
Variable Universal Life Income	-	32,284
Variable Universal Life Income II	-	23,577

Accumulation unit value:
Benefit Variable Universal Life	$17.04	$26.69
Benefit Variable Universal Life II	-	26.69
Executive Variable Universal Life	17.04	26.69
Executive Variable Universal Life II	-	26.69
Flexible Variable Life	-	26.18
PrinFlex Life®	-	26.69
Survivorship Flexible Premium Variable Universal Life	-	26.69
Variable Universal Life Accumulator	-	26.69
Variable Universal Life Accumulator II	-	26.69
Variable Universal Life Income	-	26.69
Variable Universal Life Income II	-	26.69

See accompanying notes.

MFS VIT						Neuberger
Research	MFS VIT	MFS VIT	MFS VIT		Money	Berman AMT
International	Total Return	Utilities	Value	MidCap	Market	Guardian
Service Class	Service Class	Service Class	Service Class	Class 1	Class 1	I Class
Division	Division	Division	Division	Division	Division	Division

$3,724,688	$589,435	$3,432,588	$25,062,880	$183,340,403	$212,296,921	$2,325,317

-	-	-	-	-	-	-
$3,724,688	$589,435	$3,432,588	$25,062,880	$183,340,403	$212,296,921	$2,325,317

$299,914	$-	$-	$1,557,033	$6,046,724	$10,980,414	$30,487
178,024	2,325	92,059	391,391	645,382	989,211	45,797
700,964	-	-	18,434,303	31,402,614	120,290,859	1,921,292
2,545,786	587,110	1,039,221	4,680,153	11,438,395	47,084,167	327,741
-	-	-	-	16,061,065	450,662	-
-	-	-	-	66,392,446	12,374,999	-
-	-	-	-	5,351,980	2,036,904	-
-	-	-	-	9,698,673	2,132,334	-
-	-	-	-	16,485,300	5,199,678	-
-	-	-	-	14,783,853	6,483,017	-
-	-	2,301,308	-	5,033,971	4,274,676	-
$3,724,688	$589,435	$3,432,588	$25,062,880	$183,340,403	$212,296,921	$2,325,317

$3,220,400	$504,627	$3,216,790	$18,542,158	$118,096,250	$212,296,905	$1,877,418
259,922	25,495	109,075	1,317,019	3,088,098	212,296,920	87,123

27,825	-	-	66,406	105,013	722,408	1,382
16,516	165	6,644	16,693	11,208	65,081	2,076
65,032	-	-	786,212	545,381	7,914,005	87,097
236,190	41,703	75,002	199,606	198,648	3,097,695	14,857
-	-	-	-	94,828	22,273	-
-	-	-	-	1,153,026	814,158	-
-	-	-	-	117,383	151,562	-
-	-	-	-	168,435	140,288	-
-	-	-	-	286,297	342,089	-
-	-	-	-	256,744	426,522	-
-	-	166,088	-	87,424	281,243	-

$10.78	$-	$-	$23.45	$57.58	$15.20	$22.06
10.78	14.08	13.86	23.45	57.58	15.20	22.06
10.78	-	-	23.45	57.58	15.20	22.06
10.78	14.08	13.86	23.45	57.58	15.20	22.06
-	-	-	-	169.37	20.22	-
-	-	-	-	57.58	15.20	-
-	-	-	-	45.59	13.44	-
-	-	-	-	57.58	15.20	-
-	-	-	-	57.58	15.20	-
-	-	-	-	57.58	15.20	-
-	-	13.86	-	57.58	15.20	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Neuberger	Neuberger
	Berman AMT	Berman AMT
	Large Cap	Small-Cap
	Value	Growth
	I Class	S Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$5,746,894	$614,695

Liabilities	-	-
Net assets	$5,746,894	$614,695

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$644,762	$135,699
Benefit Variable Universal Life II	3,907	15,198
Executive Variable Universal Life	4,683,074	463,798
Executive Variable Universal Life II	148,668	-
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	266,483	-
Total net assets	$5,746,894	$614,695

Investments in shares of mutual funds, at cost	$4,409,860	$439,702
Shares of mutual fund owned	382,107	31,932
Accumulation units outstanding:
Benefit Variable Universal Life	44,324	9,257
Benefit Variable Universal Life II	269	1,037
Executive Variable Universal Life	321,940	31,639
Executive Variable Universal Life II	10,220	-
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	18,319	-

Accumulation unit value:
Benefit Variable Universal Life	$14.55	$14.66
Benefit Variable Universal Life II	14.55	14.66
Executive Variable Universal Life	14.55	14.66
Executive Variable Universal Life II	14.55	14.66
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	-	-
Variable Universal Life Income	-	-
Variable Universal Life Income II	14.55	-

See accompanying notes.

		PIMCO	PIMCO
Oppenheimer	PIMCO	Commodity	Emerging	PIMCO	PIMCO	PIMCO
Main Street	All Asset	Real Strategy	Market Bond	High Yield	Real Return	Short-Term
Small Cap	Administrative	Administrative	Administrative	Administrative	Administrative	Administrative
Service Shares	Class	Class	Class	Class	Class	Class
Division	Division	Division	Division	Division	Division	Division

$1,204,888	$1,530,052	$73,586	$144,170	$4,549,472	$9,161,640	$9,150,567

-	-	-	-	-	-	-
$1,204,888	$1,530,052	$73,586	$144,170	$4,549,472	$9,161,640	$9,150,567

$89,093	$282,702	$-	$103	$35,665	$717,725	$92,442
100,763	19,340	5,857	8,042	126,535	151,247	193,548
87,705	327,440	-	110,372	339,714	3,462,661	4,808,187
620,342	900,570	67,729	25,653	4,047,558	4,830,007	4,056,390
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
306,985	-	-	-	-	-	-
$1,204,888	$1,530,052	$73,586	$144,170	$4,549,472	$9,161,640	$9,150,567

$947,166	$1,573,216	$80,525	$153,338	$4,517,981	$10,278,534	$9,153,733
43,766	140,630	12,305	10,727	563,751	727,114	891,000

4,682	25,415	-	10	2,425	60,903	8,711
5,295	1,739	651	770	8,598	12,834	18,238
4,609	29,437	-	10,558	23,087	293,844	453,067
32,599	80,962	7,534	2,455	274,988	409,865	382,227
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
16,132	-	-	-	-	-	-

$19.03	$11.12	$8.99	$10.45	$14.72	$11.79	$10.61
19.03	11.12	8.99	10.45	14.72	11.79	10.61
19.03	11.12	8.99	10.45	14.72	11.79	10.61
19.03	11.12	8.99	10.45	14.72	11.79	10.61
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
19.03	-	-	-	-	-	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Principal
	PIMCO	LifeTime
	Total Return	Strategic
	Administrative	Income
	Class	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$31,022,276	$6,751,227

Liabilities	-	-
Net assets	$31,022,276	$6,751,227

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$722,352	$286,932
Benefit Variable Universal Life II	467,903	139,871
Executive Variable Universal Life	8,365,485	3,749,945
Executive Variable Universal Life II	21,466,536	1,035,749
Flexible Variable Life	-	-
PrinFlex Life®	-	250,481
Survivorship Flexible Premium Variable Universal Life	-	510,831
Variable Universal Life Accumulator	-	30,447
Variable Universal Life Accumulator II	-	276,532
Variable Universal Life Income	-	411,086
Variable Universal Life Income II	-	59,353
Total net assets	$31,022,276	$6,751,227

Investments in shares of mutual funds, at cost	$32,007,599	$6,542,349
Shares of mutual fund owned	2,825,344	597,983
Accumulation units outstanding:
Benefit Variable Universal Life	60,275	18,766
Benefit Variable Universal Life II	39,039	9,148
Executive Variable Universal Life	698,042	245,249
Executive Variable Universal Life II	1,791,112	67,740
Flexible Variable Life	-	-
PrinFlex Life®	-	16,382
Survivorship Flexible Premium Variable Universal Life	-	33,409
Variable Universal Life Accumulator	-	1,991
Variable Universal Life Accumulator II	-	18,086
Variable Universal Life Income	-	26,886
Variable Universal Life Income II	-	3,882

Accumulation unit value:
Benefit Variable Universal Life	$11.99	$15.29
Benefit Variable Universal Life II	11.99	15.29
Executive Variable Universal Life	11.99	15.29
Executive Variable Universal Life II	11.99	15.29
Flexible Variable Life	-	16.31
PrinFlex Life®	-	15.29
Survivorship Flexible Premium Variable Universal Life	-	15.29
Variable Universal Life Accumulator	-	15.29
Variable Universal Life Accumulator II	-	15.29
Variable Universal Life Income	-	15.29
Variable Universal Life Income II	-	15.29

See accompanying notes.

Principal	Principal	Principal	Principal	Principal	Principal	Putnam VT
LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Growth &
2010	2020	2030	2040	2050	2060	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class IB
Division	Division	Division	Division	Division	Division	Division

$11,790,285	$51,694,289	$36,071,108	$23,522,635	$13,379,489	$1,249	$186,613

-	-	-	-	-	-	-
$11,790,285	$51,694,289	$36,071,108	$23,522,635	$13,379,489	$1,249	$186,613

$1,320,452	$4,357,785	$2,333,032	$1,343,997	$2,430,608	$-	$155,245
141,458	1,198,339	642,101	360,594	310,924	-	-
6,370,376	24,254,379	12,692,259	4,713,399	1,830,115	-	31,368
2,529,896	15,329,794	9,193,812	6,896,961	1,619,134	252	-
-	37,486	9,525	-	1,597	-	-
156,094	861,105	333,357	51,754	101,568	-	-
36,000	48,311	-	-	-	-	-
58,415	94,146	107,861	3,029	3,059	-	-
577,470	933,935	1,543,269	1,305,166	1,496,661	-	-
485,485	3,881,131	7,042,159	7,168,666	4,654,266	-	-
114,639	697,878	2,173,733	1,679,069	931,557	997	-
$11,790,285	$51,694,289	$36,071,108	$23,522,635	$13,379,489	$1,249	$186,613

$10,772,279	$44,120,724	$29,802,893	$19,183,435	$10,468,999	$1,205	$158,687
959,340	3,795,469	2,567,339	1,574,474	894,351	108	7,805

79,266	240,187	128,347	71,168	128,083	-	8,439
8,492	66,048	35,323	19,094	16,384	-	-
382,414	1,336,819	698,227	249,588	96,439	-	1,705
151,870	844,926	505,774	365,213	85,321	23	-
-	1,780	435	-	68	-	-
9,370	47,461	18,339	2,741	5,352	-	-
2,161	2,663	-	-	-	-	-
3,507	5,189	5,934	160	161	-	-
34,666	51,476	84,896	69,112	78,869	-	-
29,144	213,914	387,405	379,601	245,259	-	-
6,882	38,465	119,582	88,911	49,089	90	-

$16.66	$18.14	$18.18	$18.88	$18.98	$11.11	$18.40
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	18.40
16.66	18.14	18.18	18.88	18.98	11.11	-
19.21	21.06	21.91	23.03	23.43	11.06	-
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	-
16.66	18.14	18.18	18.88	18.98	11.11	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Putnam VT
	International	Putnam VT
	Equity	Voyager
	Class IB	Class IB
	Division	Division
Assets
Investments in shares of mutual funds, at market	$1,376,187	$26,550,937

Liabilities	-	-
Net assets	$1,376,187	$26,550,937

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$597,312	$250,757
Benefit Variable Universal Life II	-	12,456
Executive Variable Universal Life	778,875	2,145,478
Executive Variable Universal Life II	-	109,910
Flexible Variable Life	-	13,695
PrinFlex Life®	-	21,442,265
Survivorship Flexible Premium Variable Universal Life	-	1,178,839
Variable Universal Life Accumulator	-	1,328,726
Variable Universal Life Accumulator II	-	6,824
Variable Universal Life Income	-	40,461
Variable Universal Life Income II	-	21,526
Total net assets	$1,376,187	$26,550,937

Investments in shares of mutual funds, at cost	$1,098,529	$17,924,846
Shares of mutual fund owned	96,304	515,052
Accumulation units outstanding:
Benefit Variable Universal Life	32,110	11,859
Benefit Variable Universal Life II	-	589
Executive Variable Universal Life	41,871	101,468
Executive Variable Universal Life II	-	5,198
Flexible Variable Life	-	932
PrinFlex Life®	-	1,014,097
Survivorship Flexible Premium Variable Universal Life	-	67,055
Variable Universal Life Accumulator	-	62,839
Variable Universal Life Accumulator II	-	323
Variable Universal Life Income	-	1,914
Variable Universal Life Income II	-	1,018

Accumulation unit value:
Benefit Variable Universal Life	$18.60	$21.14
Benefit Variable Universal Life II	-	21.14
Executive Variable Universal Life	18.60	21.14
Executive Variable Universal Life II	-	21.14
Flexible Variable Life	-	14.70
PrinFlex Life®	-	21.14
Survivorship Flexible Premium Variable Universal Life	-	17.58
Variable Universal Life Accumulator	-	21.14
Variable Universal Life Accumulator II	-	21.14
Variable Universal Life Income	-	21.14
Variable Universal Life Income II	-	21.14

See accompanying notes.

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
Real Estate	Balanced	Balanced	Growth	Income	Growth	Short-Term
Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$55,288,683	$59,734,563	$27,369,799	$42,299,207	$14,416,981	$44,239,925	$23,490,038

-	-	-	-	-	-	-
$55,288,683	$59,734,563	$27,369,799	$42,299,207	$14,416,981	$44,239,925	$23,490,038

$4,301,368	$644,200	$352,378	$664,276	$149,089	$1,327,627	$602,164
584,242	490,231	105,949	968,944	136,902	607,038	496,165
20,884,041	7,186,373	2,046,402	3,400,853	2,641,197	5,821,506	7,572,675
6,637,464	7,998,596	16,501,799	5,528,314	3,557,053	4,650,940	7,452,744
51,786	206,715	10,879	108,863	50,571	31,876	46,162
8,933,103	15,112,138	1,755,475	4,899,602	1,899,807	3,880,437	2,223,754
1,333,236	1,212,140	145,358	856,866	430,268	217,019	207,220
2,399,538	2,756,812	389,956	447,973	325,793	553,064	655,429
4,423,282	4,013,500	1,325,878	2,835,368	1,262,647	3,176,729	1,359,954
4,279,119	7,326,689	814,613	8,375,676	2,586,087	9,393,474	1,707,666
1,461,504	12,787,169	3,921,112	14,212,472	1,377,567	14,580,215	1,166,105
$55,288,683	$59,734,563	$27,369,799	$42,299,207	$14,416,981	$44,239,925	$23,490,038

$47,681,264	$52,566,294	$25,199,996	$32,584,004	$13,825,915	$32,463,266	$23,499,161
3,237,042	3,223,668	2,044,048	2,053,360	1,050,800	1,878,553	9,069,514

89,154	44,496	24,462	47,112	10,264	95,237	48,831
12,110	33,861	7,355	68,719	9,425	43,546	40,238
432,861	496,380	142,064	241,194	181,829	417,602	614,082
137,574	552,482	1,145,574	392,076	244,880	333,634	604,356
1,365	10,238	605	4,903	2,997	1,339	3,890
185,156	1,043,917	121,867	347,487	130,789	278,362	180,343
25,675	83,723	10,091	60,770	29,621	15,568	16,804
49,735	190,422	27,071	31,771	22,429	39,674	53,150
91,681	277,224	92,044	201,089	86,925	227,882	110,285
88,693	506,077	56,551	594,016	178,033	673,836	138,478
30,292	883,239	272,209	1,007,972	94,836	1,045,907	94,562

$48.25	$14.48	$14.40	$14.10	$14.53	$13.94	$12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
37.95	20.19	17.98	22.20	16.87	23.80	11.87
48.25	14.48	14.40	14.10	14.53	13.94	12.33
51.93	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33
48.25	14.48	14.40	14.10	14.53	13.94	12.33

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	SmallCap	SmallCap
	Blend	Growth II
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$29,923,632	$27,261,402

Liabilities	-	-
Net assets	$29,923,632	$27,261,402

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$437,190	$1,201,243
Benefit Variable Universal Life II	202,486	43,692
Executive Variable Universal Life	524,250	5,611,281
Executive Variable Universal Life II	123,548	929,064
Flexible Variable Life	141,301	31,894
PrinFlex Life®	7,400,926	12,974,596
Survivorship Flexible Premium Variable Universal Life	697,975	826,720
Variable Universal Life Accumulator	17,151,389	1,090,923
Variable Universal Life Accumulator II	1,452,777	2,289,992
Variable Universal Life Income	1,453,368	1,775,754
Variable Universal Life Income II	338,422	486,243
Total net assets	$29,923,632	$27,261,402

Investments in shares of mutual funds, at cost	$18,261,218	$16,382,571
Shares of mutual fund owned	2,169,952	1,488,880
Accumulation units outstanding:
Benefit Variable Universal Life	17,945	59,153
Benefit Variable Universal Life II	8,312	2,151
Executive Variable Universal Life	21,520	276,306
Executive Variable Universal Life II	5,072	45,749
Flexible Variable Life	6,965	2,656
PrinFlex Life®	303,800	638,888
Survivorship Flexible Premium Variable Universal Life	27,539	51,424
Variable Universal Life Accumulator	704,045	53,721
Variable Universal Life Accumulator II	59,635	112,764
Variable Universal Life Income	59,659	87,441
Variable Universal Life Income II	13,892	23,943

Accumulation unit value:
Benefit Variable Universal Life	$24.36	$20.31
Benefit Variable Universal Life II	24.36	20.31
Executive Variable Universal Life	24.36	20.31
Executive Variable Universal Life II	24.36	20.31
Flexible Variable Life	20.29	12.01
PrinFlex Life®	24.36	20.31
Survivorship Flexible Premium Variable Universal Life	25.35	16.08
Variable Universal Life Accumulator	24.36	20.31
Variable Universal Life Accumulator II	24.36	20.31
Variable Universal Life Income	24.36	20.31
Variable Universal Life Income II	24.36	20.31

See accompanying notes.

		Templeton
		Developing	Templeton	Templeton	TOPS	TOPS
SmallCap	T. Rowe Price	Markets	Foreign	Global Bond	Managed Risk	Managed Risk
Value I	Equity Income	Securities	Securities	Securities	Balanced ETF	Growth ETF
Class 1	Portfolio II	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$33,422,671	$3,247,382	$7,135,327	$13,481,068	$15,688,047	$161,630	$3,486,714

-	-	-	-	-	-	-
$33,422,671	$3,247,382	$7,135,327	$13,481,068	$15,688,047	$161,630	$3,486,714

$2,143,333	$159,369	$198,795	$123,988	$492,090	$-	$-
137,790	-	144,925	141,554	704,502	4,268	107,438
9,157,583	3,088,013	3,830,613	3,082,246	5,538,940	18,173	147,597
505,005	-	2,960,994	10,133,280	6,664,592	87,644	19,428
68,293	-	-	-	21,318	-	1,584
11,090,059	-	-	-	659,765	6,092	117,301
1,038,990	-	-	-	14,970	-	-
2,554,492	-	-	-	100,042	9,063	9,403
2,941,656	-	-	-	499,313	-	8,956
3,181,167	-	-	-	512,771	14,362	39,551
604,303	-	-	-	479,744	22,028	3,035,456
$33,422,671	$3,247,382	$7,135,327	$13,481,068	$15,688,047	$161,630	$3,486,714

$21,273,962	$2,635,482	$7,119,403	$11,155,142	$15,887,799	$153,613	$2,985,278
1,537,381	114,425	700,228	781,964	843,443	14,092	297,755

49,961	9,463	12,429	9,948	31,317	-	-
3,212	-	9,061	11,358	44,835	368	8,536
213,463	183,362	239,486	247,325	352,503	1,568	11,726
11,772	-	185,115	813,061	424,140	7,560	1,544
2,414	-	-	-	1,384	-	127
258,510	-	-	-	41,988	525	9,319
22,596	-	-	-	953	-	-
59,546	-	-	-	6,367	782	747
68,570	-	-	-	31,777	-	712
74,153	-	-	-	32,633	1,239	3,142
14,086	-	-	-	30,531	1,900	241,158

$42.90	$16.84	$16.00	$12.46	$15.71	$11.59	$12.59
42.90	-	16.00	12.46	15.71	11.59	12.59
42.90	16.84	16.00	12.46	15.71	11.59	12.59
42.90	-	16.00	12.46	15.71	11.59	12.59
28.29	-	-	-	15.41	11.45	12.43
42.90	-	-	-	15.71	11.59	12.59
45.98	-	-	-	15.71	11.59	12.59
42.90	-	-	-	15.71	11.59	12.59
42.90	-	-	-	15.71	11.59	12.59
42.90	-	-	-	15.71	11.59	12.59
42.90	-	-	-	15.71	11.59	12.59

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	TOPS
	Managed Risk	Van Eck
	Moderate	Global
	Growth ETF	Hard Assets
	Class 2	Initial Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$263,040	$7,986,898

Liabilities	-	-
Net assets	$263,040	$7,986,898

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$-	$463,542
Benefit Variable Universal Life II	4,400	266,623
Executive Variable Universal Life	27,519	4,340,574
Executive Variable Universal Life II	-	2,916,159
Flexible Variable Life	-	-
PrinFlex Life®	6,147	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	22,480	-
Variable Universal Life Income	65,887	-
Variable Universal Life Income II	136,607	-
Total net assets	$263,040	$7,986,898

Investments in shares of mutual funds, at cost	$235,026	$7,635,165
Shares of mutual fund owned	22,104	254,441
Accumulation units outstanding:
Benefit Variable Universal Life	-	42,237
Benefit Variable Universal Life II	361	24,294
Executive Variable Universal Life	2,259	395,504
Executive Variable Universal Life II	-	265,714
Flexible Variable Life	-	-
PrinFlex Life®	505	-
Survivorship Flexible Premium Variable Universal Life	-	-
Variable Universal Life Accumulator	-	-
Variable Universal Life Accumulator II	1,846	-
Variable Universal Life Income	5,410	-
Variable Universal Life Income II	11,216	-

Accumulation unit value:
Benefit Variable Universal Life	$12.18	$10.97
Benefit Variable Universal Life II	12.18	10.97
Executive Variable Universal Life	12.18	10.97
Executive Variable Universal Life II	12.18	10.97
Flexible Variable Life	12.03	-
PrinFlex Life®	12.18	-
Survivorship Flexible Premium Variable Universal Life	12.18	-
Variable Universal Life Accumulator	12.18	-
Variable Universal Life Accumulator II	12.18	-
Variable Universal Life Income	12.18	-
Variable Universal Life Income II	12.18	-

See accompanying notes.

				Wells Fargo	Wells Fargo	Wells Fargo
Van Eck			Vanguard	Advantage VT	Advantage VT	Advantage VT
Global	Vanguard	Vanguard	VIF	Index Asset	Intrinsic	Omega
Hard Assets	VIF	VIF Equity	Mid-Cap	Allocation	Value	Growth
Service Class	Balanced	Index	Index	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$873,951	$44,305,895	$76,374,928	$34,462,232	$1,242,317	$1,043,236	$5,495,318

-	-	-	-	-	-	-
$873,951	$44,305,895	$76,374,928	$34,462,232	$1,242,317	$1,043,236	$5,495,318

$-	$11,693,348	$7,753,466	$4,549,078	$6,747	$6,705	$10,033
-	-	-	479,395	-	-	-
-	32,612,547	68,621,462	22,225,523	69,416	-	3,580,334
-	-	-	7,208,236	-	-	-
99	-	-	-	4,199	78,310	10,659
274,111	-	-	-	276,802	145,439	704,218
54,615	-	-	-	85,565	211,211	90,962
120,632	-	-	-	184,262	49,588	148,087
218,520	-	-	-	224,529	157,555	404,122
93,408	-	-	-	390,797	394,428	546,903
112,566	-	-	-	-	-	-
$873,951	$44,305,895	$76,374,928	$34,462,232	$1,242,317	$1,043,236	$5,495,318

$819,883	$36,308,775	$56,079,626	$26,815,704	$1,077,985	$799,342	$4,378,396
28,607	1,872,608	2,424,601	1,659,231	78,380	55,285	170,715

-	486,798	370,574	165,037	335	375	513
-	-	-	17,393	-	-	-
-	1,357,647	3,279,690	806,343	3,445	-	182,977
-	-	-	261,517	-	-	-
11	-	-	-	227	4,497	559
29,188	-	-	-	13,737	8,135	35,993
5,815	-	-	-	4,247	11,812	4,649
12,845	-	-	-	9,148	2,772	7,568
23,268	-	-	-	11,143	8,812	20,655
9,946	-	-	-	19,395	22,060	27,951
11,986	-	-	-	-	-	-

$-	$24.02	$20.92	$27.56	$20.15	$17.88	$19.57
-	-	-	27.56	-	-	-
-	24.02	20.92	27.56	20.15	17.88	19.57
-	-	-	27.56	-	-	-
9.21	-	-	-	18.47	17.42	19.07
9.39	-	-	-	20.15	17.88	19.57
9.39	-	-	-	20.15	17.88	19.57
9.39	-	-	-	20.15	17.88	19.57
9.39	-	-	-	20.15	17.88	19.57
9.39	-	-	-	20.15	17.88	19.57
9.39	-	-	-	-	-	-

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

Year ended December 31, 2013

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Investment income (loss)
Income:
Dividends	$298	$5,049

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	298	5,049

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,452	(2,355)
Capital gains distributions	-	-
Total realized gains (losses) on investments	7,452	(2,355)

Change in net unrealized appreciation or depreciation of
investments	15,463	59,994

Net gains (losses) on investments	23,213	62,688

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$23,213	$62,688

See accompanying notes.

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$20,139	$-	$8,824	$64,294	$59,595	$25,229	$11,043

-	-	-	126	-	34	-
20,139	-	8,824	64,168	59,595	25,195	11,043

4,299	103,109	148,859	89,432	199,238	(25,032)	93,325
-	182,202	81,909	-	-	62,444	-
4,299	285,311	230,768	89,432	199,238	37,412	93,325

41,915	157,722	212,441	717,432	625,050	(194,618)	(8,036)

66,353	443,033	452,033	871,032	883,883	(132,011)	96,332

-	-	-	-	-	-	-

$66,353	$443,033	$452,033	$871,032	$883,883	$(132,011)	$96,332

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	American	American
	Century VP	Century VP
	MidCap Value	Ultra
	Class II	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$121,466	$8,936

Expenses:
Mortality and expense risks	51	201
Net investment income (loss)	121,415	8,735

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	476,128	93,001
Capital gains distributions	149,419	-
Total realized gains (losses) on investments	625,547	93,001

Change in net unrealized appreciation or depreciation of
investments	2,103,904	428,447

Net gains (losses) on investments	2,850,866	530,183

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$2,850,866	$530,183

See accompanying notes.

American	American	American		Bond &	Bond	Calvert EAFE
Century VP	Century VP	Century VP		Mortgage	Market	International
Ultra	Value	Vista	Balanced	Securities	Index	Index
Class II	Class II	Class II	Class 1	Class 1	Class 1	Class F
Division	Division	Division	Division	Division	Division	Division

$13,724	$319,638	$-	$253,866	$1,832,108	$1,187	$26,618

-	78	-	16,177	7,987	-	-
13,724	319,560	-	237,689	1,824,121	1,187	26,618

274,623	982,955	29,254	255,021	790,661	(3,009)	4,976
-	-	-	-	-	-	-
274,623	982,955	29,254	255,021	790,661	(3,009)	4,976

690,136	4,386,299	48,033	2,011,850	(3,120,191)	1,027	136,556

978,483	5,688,814	77,287	2,504,560	(505,409)	(795)	168,150

-	-	-	-	-	-	-

$978,483	$5,688,814	$77,287	$2,504,560	$(505,409)	$(795)	$168,150

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

		Calvert
		Russell 2000
		Small Cap
	Calvert	Index
	Income	Class F
	Division	Division
Investment income (loss)
Income:
Dividends	$19,084	$53,726

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	19,084	53,726

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,020	737,148
Capital gains distributions	-	438,862
Total realized gains (losses) on investments	3,020	1,176,010

Change in net unrealized appreciation or depreciation of
investments	(29,750)	2,065,993

Net gains (losses) on investments	(7,646)	3,295,729

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$(7,646)	$3,295,729

(1) Commenced operations May 20, 2013.

See accompanying notes.

Calvert S&P		ClearBridge	Delaware	Delaware
MidCap 400	Calvert	Small Cap	Small Cap	Smid	Diversified	Dreyfus IP
Index	SRI	Growth	Value	Cap Growth	International	Core Value
Class F	Equity	Series I	Service Class	Service Class	Class 1	Service Shares
Division	Division	Division (1)	Division	Division	Division	Division

$4,043	$156	$-	$49,865	$-	$3,790,298	$2,589

-	-	-	139	59	1,299	-
4,043	156	-	49,726	(59)	3,788,999	2,589

85,518	18,366	377	262,657	38,191	1,539,096	6,415
26,787	12,853	51,857	447,507	79,555	-	-
112,305	31,219	52,234	710,164	117,746	1,539,096	6,415

101,592	23,248	(9,026)	2,109,799	367,822	17,834,657	80,591

217,940	54,623	43,208	2,869,689	485,509	23,162,752	89,595

-	-	-	-	-	-	-

$217,940	$54,623	$43,208	$2,869,689	$485,509	$23,162,752	$89,595

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

		Dreyfus
	Dreyfus IP	Socially
	Technology	Responsible
	Growth	Growth
	Service Shares	Service Shares
	Division	Division
Investment income (loss)
Income:
Dividends	$-	$3,182

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	-	3,182

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	987	47,951
Capital gains distributions	-	-
Total realized gains (losses) on investments	987	47,951

Change in net unrealized appreciation or depreciation of
investments	19,206	34,717

Net gains (losses) on investments	20,193	85,850

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$20,193	$85,850

(1) Commenced operations May 20, 2013.
(2) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

	Dreyfus VIF		DWS			Fidelity VIP
Dreyfus VIF	Opportunistic	Dreyfus VIF	Alternative	DWS	Equity	Asset Manager
Appreciation	Small Cap	Quality Bond	Asset Allocation	Small Mid Cap	Income	Service
Service Shares	Service Shares	Service Shares	Class B	Value Class B	Class 1	Class 2
Division	Division	Division	Division (1)	Division (2)	Division	Division

$60,054	$-	$55,124	$-	$24,237	$1,175,701	$19,851

-	-	-	-	9	1,041	-
60,054	-	55,124	-	24,228	1,174,660	19,851

115,190	73,735	35,376	(16)	275,682	1,154,602	23,341
7,130	-	-	-	-	-	3,691
122,320	73,735	35,376	(16)	275,682	1,154,602	27,032

463,821	1,483,338	(134,828)	243	580,752	6,400,628	157,283

646,195	1,557,073	(44,328)	227	880,662	8,729,890	204,166

-	-	-	-	-	-	-

$646,195	$1,557,073	$(44,328)	$227	$880,662	$8,729,890	$204,166

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

		Fidelity VIP
	Fidelity VIP	Contrafund
	Contrafund	Service
	Initial Class	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$613,470	$664,961

Expenses:
Mortality and expense risks	1,728	-
Net investment income (loss)	611,742	664,961

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,200,502	5,690,293
Capital gains distributions	16,335	23,287
Total realized gains (losses) on investments	1,216,837	5,713,580

Change in net unrealized appreciation or depreciation of
investments	13,840,637	15,128,135

Net gains (losses) on investments	15,669,216	21,506,676

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$15,669,216	$21,506,676

See accompanying notes.

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP	Franklin
Fidelity VIP	Equity-Income	Growth	Fidelity VIP	High Income	Mid Cap	Income
Equity-Income	Service	Service	High Income	Service	Service	Securities
Initial Class	Class 2	Class 2	Initial Class	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$518,292	$496,129	$5,873	$350,625	$1,419,988	$99,435	$912,854

511	-	88	228	-	-	-
517,781	496,129	5,785	350,397	1,419,988	99,435	912,854

39,523	1,250,112	1,611,251	209,179	463,693	2,192,925	491,476
1,374,343	1,463,639	8,937	-	-	4,750,970	-
1,413,866	2,713,751	1,620,188	209,179	463,693	6,943,895	491,476

3,262,789	2,198,088	2,390,648	(200,735)	(554,986)	3,789,448	437,879

5,194,436	5,407,968	4,016,621	358,841	1,328,695	10,832,778	1,842,209

-	-	-	-	-	-	-

$5,194,436	$5,407,968	$4,016,621	$358,841	$1,328,695	$10,832,778	$1,842,209

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Franklin	Franklin
	Mutual	Mutual
	Global Discovery	Shares
	Securities	Securities
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$508,115	$230,269

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	508,115	230,269

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	704,809	450,446
Capital gains distributions	2,111,753	-
Total realized gains (losses) on investments	2,816,562	450,446

Change in net unrealized appreciation or depreciation of
investments	2,002,860	1,923,932

Net gains (losses) on investments	5,327,537	2,604,647

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$5,327,537	$2,604,647

See accompanying notes.

Franklin	Franklin			Goldman Sachs	Government
Rising	Small Cap	Franklin	Franklin	VIT Structured	& High	International
Dividends	Value	Strategic Income	U.S. Government	Small Cap Equity	Quality	Emerging
Securities	Securities	Securities	Fund	Institutional	Bond	Markets
Class 2	Class 2	Class 2	Class 2	Service Class I	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$188,354	$198,560	$795,069	$17,736	$10,908	$1,527,446	$876,579

-	7	-	-	-	1,570	1,767
188,354	198,553	795,069	17,736	10,908	1,525,876	874,812

686,497	1,627,441	(3,882)	(18,160)	24,104	135,178	(98,188)
-	256,248	170,971	-	137,693	-	-
686,497	1,883,689	167,089	(18,160)	161,797	135,178	(98,188)

2,153,809	2,562,803	(524,832)	(14,510)	80,971	(2,104,848)	(2,568,470)

3,028,660	4,645,045	437,326	(14,934)	253,676	(443,794)	(1,791,846)

-	-	-	-	-	-	-

$3,028,660	$4,645,045	$437,326	$(14,934)	$253,676	$(443,794)	$(1,791,846)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Invesco	Invesco
	American	American
	Franchise	Franchise
	Series I	Series II
	Division (1)	Division (2)
Investment income (loss)
Income:
Dividends	$10,171	$2,156

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	10,171	2,156

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	134,193	15,166
Capital gains distributions	-	-
Total realized gains (losses) on investments	134,193	15,166

Change in net unrealized appreciation or depreciation of
investments	687,504	268,568

Net gains (losses) on investments	831,868	285,890

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$831,868	$285,890

(1) Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(2) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(3) Commenced operations May 20, 2013.
(4) Represented the operations of Invesco Van Kampen Mid Cap Growth Series I Division until May 20, 2013.

See accompanying notes.

		Invesco	Invesco	Invesco	Invesco	Invesco
Invesco	Invesco	Global	Global	International	Mid Cap	Mid Cap
Core Equity	Core Equity	Health Care	Real Estate	Growth	Core Equity	Growth
Series I	Series II	Series I	Series I	Series I	Series II	Series I
Division	Division	Division	Division (3)	Division	Division	Division (4)

$138,377	$132,442	$89,794	$1,031	$186,396	$1,417	$5,465

302	-	73	-	-	1	47
138,075	132,442	89,721	1,031	186,396	1,416	5,418

867,931	262,435	1,487,292	3	777,289	139,282	1,194,714
-	-	-	-	-	19,701	-
867,931	262,435	1,487,292	3	777,289	158,983	1,194,714

1,538,990	2,220,887	2,655,692	(206)	1,454,633	(50,131)	(658,076)

2,544,996	2,615,764	4,232,705	828	2,418,318	110,268	542,056

-	-	-	-	-	-	-

$2,544,996	$2,615,764	$4,232,705	$828	$2,418,318	$110,268	$542,056

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Invesco
	Small Cap	Invesco
	Equity	Technology
	Series I	Series I
	Division	Division
Investment income (loss)
Income:
Dividends	$1,230	$-

Expenses:
Mortality and expense risks	14	258
Net investment income (loss)	1,216	(258)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,377,978	94,980
Capital gains distributions	147,605	179,729
Total realized gains (losses) on investments	1,525,583	274,709

Change in net unrealized appreciation or depreciation of
investments	2,994,862	226,021

Net gains (losses) on investments	4,521,661	500,472

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$4,521,661	$500,472

(1) Represented the operations of Janus Aspen Worldwide Service Shares Division until May 20, 2013.

See accompanying notes.

Janus	Janus	Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen	Aspen	Aspen	JP Morgan
Balanced	Enterprise	Flexible Bond	Forty	Global Research	Overseas	Core Bond
Service Shares	Service Shares	Service Shares	Service Shares	Service Shares	Service Shares	Class I
Division	Division	Division	Division	Division (1)	Division	Division

$211,936	$52,806	$1,667,037	$27,989	$10,250	$184,625	$176,414

-	77	-	-	-	-	-
211,936	52,729	1,667,037	27,989	10,250	184,625	176,414

105,078	1,105,757	(587,758)	282,203	56,540	(942,881)	(15,277)
495,409	-	828,140	-	-	-	-
600,487	1,105,757	240,382	282,203	56,540	(942,881)	(15,277)

991,943	2,864,337	(2,107,978)	980,498	165,149	1,493,948	(221,098)

1,804,366	4,022,823	(200,559)	1,290,690	231,939	735,692	(59,961)

-	-	-	-	-	-	-

$1,804,366	$4,022,823	$(200,559)	$1,290,690	$231,939	$735,692	$(59,961)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	JP Morgan	LargeCap
	Small Cap Core	Blend II
	Class I	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$22,034	$224,095

Expenses:
Mortality and expense risks	-	333
Net investment income (loss)	22,034	223,762

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	658,916	269,399
Capital gains distributions	-	-
Total realized gains (losses) on investments	658,916	269,399

Change in net unrealized appreciation or depreciation of
investments	714,351	3,676,508

Net gains (losses) on investments	1,395,301	4,169,669

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$1,395,301	$4,169,669

(1) Commenced operations May 20, 2013.

See accompanying notes.

						MFS VIT
LargeCap	LargeCap	LargeCap	LargeCap	MFS VIT	MFS VIT	International
Growth	Growth I	S&P 500 Index	Value	Global Equity	Growth	Value
Class 1	Class 1	Class 1	Class 1	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division (1)

$414,329	$480,449	$657,057	$1,630,740	$15,511	$11,542	$323

441	469	478	30,731	-	-	-
413,888	479,980	656,579	1,600,009	15,511	11,542	323

999,584	5,024,505	1,956,301	733,323	215,296	513,889	579
-	3,778,290	419,370	-	-	70,467	-
999,584	8,802,795	2,375,671	733,323	215,296	584,356	579

6,901,320	29,449,196	11,103,662	14,589,028	225,380	2,212,574	18,717

8,314,792	38,731,971	14,135,912	16,922,360	456,187	2,808,472	19,619

-	-	-	-	-	-	-

$8,314,792	$38,731,971	$14,135,912	$16,922,360	$456,187	$2,808,472	$19,619

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	MFS VIT
	MidCap	MFS VIT
	Growth	New Discovery
	Service Class	Service Class
	Division	Division
Investment income (loss)
Income:
Dividends	$-	$-

Expenses:
Mortality and expense risks	-	1
Net investment income (loss)	-	(1)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	47,486	820,912
Capital gains distributions	1,530	106,912
Total realized gains (losses) on investments	49,016	927,824

Change in net unrealized appreciation or depreciation of
investments	76,968	3,168,073

Net gains (losses) on investments	125,984	4,095,896

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$125,984	$4,095,896

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

MFS VIT						Neuberger
Research	MFS VIT	MFS VIT	MFS VIT		Money	Berman AMT
International	Total Return	Utilities	Value	MidCap	Market	Guardian
Service Class	Service Class	Service Class	Service Class	Class 1	Class 1	I Class
Division	Division	Division	Division	Division (1)	Division	Division

$62,241	$8,633	$40,213	$221,649	$2,405,520	$74	$19,445

-	-	-	-	109,198	4,115	-
62,241	8,633	40,213	221,649	2,296,322	(4,041)	19,445

142,988	17,822	116,380	1,591,849	7,123,086	-	322,827
-	-	35,784	68,013	7,671,078	-	123,450
142,988	17,822	152,164	1,659,862	14,794,164	-	446,277

374,189	66,150	170,356	4,561,217	30,113,719	-	267,021

579,418	92,605	362,733	6,442,728	47,204,205	(4,041)	732,743

-	-	-	-	-	-	-

$579,418	$92,605	$362,733	$6,442,728	$47,204,205	$(4,041)	$732,743

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Neuberger	Neuberger
	Berman AMT	Berman AMT
	Large Cap	Small-Cap
	Value	Growth
	I Class	S Class
	Division	Division
Investment income (loss)
Income:
Dividends	$58,139	$-

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	58,139	-

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	308,725	107,434
Capital gains distributions	-	-
Total realized gains (losses) on investments	308,725	107,434

Change in net unrealized appreciation or depreciation of
investments	993,605	113,030

Net gains (losses) on investments	1,360,469	220,464

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$1,360,469	$220,464

(1) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

See accompanying notes.

		PIMCO	PIMCO
Oppenheimer	PIMCO	Commodity	Emerging	PIMCO	PIMCO	PIMCO
Main Street	All Asset	Real Strategy	Market Bond	High Yield	Real Return	Short-Term
Small Cap	Administrative	Administrative	Administrative	Administrative	Administrative	Administrative
Service Shares	Class	Class	Class	Class	Class	Class
Division (1)	Division	Division	Division	Division	Division	Division

$5,518	$42,408	$1,118	$11,382	$234,014	$168,940	$49,952

-	-	-	-	-	-	-
5,518	42,408	1,118	11,382	234,014	168,940	49,952

71,052	(762)	(7,258)	(33,702)	138,913	(225,864)	16,762
9,526	-	-	1,569	-	73,874	-
80,578	(762)	(7,258)	(32,133)	138,913	(151,990)	16,762

185,101	(43,133)	(4,118)	(9,168)	(135,591)	(1,069,175)	(23,569)

271,197	(1,487)	(10,258)	(29,919)	237,336	(1,052,225)	43,145

-	-	-	-	-	-	-

$271,197	$(1,487)	$(10,258)	$(29,919)	$237,336	$(1,052,225)	$43,145

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

		Principal
	PIMCO	LifeTime
	Total Return	Strategic
	Administrative	Income
	Class	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$698,327	$207,466

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	698,327	207,466

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	152,844	298,986
Capital gains distributions	271,152	-
Total realized gains (losses) on investments	423,996	298,986

Change in net unrealized appreciation or depreciation of
investments	(1,737,396)	(156,176)

Net gains (losses) on investments	(615,073)	350,276

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$(615,073)	$350,276

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal	Principal	Principal	Principal	Principal	Principal	Putnam VT
LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Growth &
2010	2020	2030	2040	2050	2060	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class IB
Division	Division	Division	Division	Division	Division (1)	Division

$251,346	$1,019,599	$640,846	$305,359	$188,218	$-	$4,265

-	205	13	-	1	-	-
251,346	1,019,394	640,833	305,359	188,217	-	4,265

312,974	1,552,739	1,241,195	515,655	428,884	3	35,591
-	-	162,815	-	-	-	-
312,974	1,552,739	1,404,010	515,655	428,884	3	35,591

466,593	4,104,134	3,623,086	2,954,167	1,842,707	44	18,957

1,030,913	6,676,267	5,667,929	3,775,181	2,459,808	47	58,813

-	-	-	-	-	-	-

$1,030,913	$6,676,267	$5,667,929	$3,775,181	$2,459,808	$47	$58,813

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Putnam VT
	International	Putnam VT
	Equity	Voyager
	Class IB	Class IB
	Division	Division
Investment income (loss)
Income:
Dividends	$16,468	$179,990

Expenses:
Mortality and expense risks	-	79
Net investment income (loss)	16,468	179,911

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	48,674	810,885
Capital gains distributions	-	-
Total realized gains (losses) on investments	48,674	810,885

Change in net unrealized appreciation or depreciation of
investments	224,671	7,377,774

Net gains (losses) on investments	289,813	8,368,570

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$289,813	$8,368,570

See accompanying notes.

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
Real Estate	Balanced	Balanced	Growth	Income	Growth	Short-Term
Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$775,873	$1,352,037	$706,515	$666,553	$524,847	$541,395	$406,746

528	1,008	82	741	366	120	345
775,345	1,351,029	706,433	665,812	524,481	541,275	406,401

4,428,565	1,737,280	471,014	1,292,260	464,870	1,337,160	213,855
-	662,186	252,959	-	197,642	-	-
4,428,565	2,399,466	723,973	1,292,260	662,512	1,337,160	213,855

(2,921,209)	4,036,765	1,178,760	5,563,228	(89,793)	7,284,021	(368,368)

2,282,701	7,787,260	2,609,166	7,521,300	1,097,200	9,162,456	251,888

-	-	-	-	-	-	-

$2,282,701	$7,787,260	$2,609,166	$7,521,300	$1,097,200	$9,162,456	$251,888

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	SmallCap	SmallCap
	Blend	Growth II
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$83,646	$-

Expenses:
Mortality and expense risks	868	192
Net investment income (loss)	82,778	(192)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	627,740	1,712,598
Capital gains distributions	-	-
Total realized gains (losses) on investments	627,740	1,712,598

Change in net unrealized appreciation or depreciation of
investments	9,153,711	7,260,446

Net gains (losses) on investments	9,864,229	8,972,852

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$9,864,229	$8,972,852

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.

See accompanying notes.

		Templeton
		Developing	Templeton	Templeton	TOPS	TOPS
SmallCap	T. Rowe Price	Markets	Foreign	Global Bond	Managed Risk	Managed Risk
Value I	Equity Income	Securities	Securities	Securities	Balanced ETF	Growth ETF
Class 1	Portfolio II	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division (1)	Division (2)

$323,351	$32,438	$149,512	$334,884	$775,855	$1,162	$27,755

448	-	-	-	193	-	1
322,903	32,438	149,512	334,884	775,662	1,162	27,754

1,896,305	108,178	(87,168)	402,614	(198,204)	3,612	19,315
-	-	-	-	196,355	-	-
1,896,305	108,178	(87,168)	402,614	(1,849)	3,612	19,315

7,773,478	450,120	(93,355)	2,001,829	(556,460)	5,460	409,677

9,992,686	590,736	(31,011)	2,739,327	217,353	10,234	456,746

-	-	-	-	-	-	-

$9,992,686	$590,736	$(31,011)	$2,739,327	$217,353	$10,234	$456,746

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	TOPS
	Managed Risk	Van Eck
	Moderate	Global
	Growth ETF	Hard Assets
	Class 2	Initial Class
	Division (1)	Division
Investment income (loss)
Income:
Dividends	$1,795	$48,499

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	1,795	48,499

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	566	(424,985)
Capital gains distributions	-	138,639
Total realized gains (losses) on investments	566	(286,346)

Change in net unrealized appreciation or depreciation of
investments	22,064	971,576

Net gains (losses) on investments	24,425	733,729

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$24,425	$733,729

(1) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

See accompanying notes.

				Wells Fargo	Wells Fargo	Wells Fargo
Van Eck			Vanguard	Advantage VT	Advantage VT	Advantage VT
Global	Vanguard	Vanguard	VIF	Index Asset	Intrinsic	Omega
Hard Assets	VIF	VIF Equity	Mid-Cap	Allocation	Value	Growth
Service Class	Balanced	Index	Index	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$5,129	$1,030,549	$1,130,171	$281,261	$18,500	$8,297	$5,279

-	-	-	-	30	1,122	53
5,129	1,030,549	1,130,171	281,261	18,470	7,175	5,226

(35,191)	3,579,657	5,032,778	2,265,538	140,359	49,007	337,132
19,885	899,388	1,577,764	878,941	-	-	325,059
(15,306)	4,479,045	6,610,542	3,144,479	140,359	49,007	662,191

94,474	2,126,166	10,779,874	4,862,696	65,844	157,896	756,250

84,297	7,635,760	18,520,587	8,288,436	224,673	214,078	1,423,667

-	-	-	-	-	-	-

$84,297	$7,635,760	$18,520,587	$8,288,436	$224,673	$214,078	$1,423,667

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets

	Years ended December 31, 2013 and 2012, except as noted

	AllianceBernstein
	Global Thematic
	Growth
	Class A
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$298	$-
Total realized gains (losses) on investments	7,452	(4,477)
Change in net unrealized appreciation or depreciation of investments	15,463	16,574
Net gains (losses) from investments	23,213	12,097

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	23,213	12,097

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	139,561	130,804
Contract terminations and surrenders	(2,000)	(1,750)
Death benefit payments	-	-
Policy loan transfers	(23)	(27)
Transfers to other contracts	(94,076)	(113,390)
Cost of insurance and administration charges	(2,242)	(2,704)
Mortality and expenses charges	(230)	(249)
Surrender charges	220	126
Increase (decrease) in net assets from policy related transactions	41,210	12,810
Total increase (decrease)	64,423	24,907

Net assets at beginning of period	81,508	56,601
Net assets at end of period	$145,931	$81,508

See accompanying notes.

AllianceBernstein		AllianceBernstein		AllianceBernstein
International		International		Small Cap
Growth		Value		Growth
Class A		Class A		Class A
Division		Division		Division
2013	2012	2013	2012	2013	2012

$5,049	$6,807	$20,139	$5,996	$-	$-
(2,355)	(10,982)	4,299	(10,060)	285,311	65,041
59,994	57,768	41,915	41,522	157,722	(5,748)
62,688	53,593	66,353	37,458	443,033	59,293

-	-	-	-	-	-

62,688	53,593	66,353	37,458	443,033	59,293

168,863	156,709	248,047	81,222	1,506,404	917,430
(1,258)	(22,454)	(95,361)	(23,717)	(11,733)	(27,180)
-	-	-	-	-	-
-	-	2,062	(7,016)	(5,250)	(1,046)
(82,634)	(62,882)	(151,002)	(31,383)	(958,421)	(443,821)
(8,349)	(7,248)	(20,753)	(20,523)	(43,306)	(26,168)
(847)	(671)	(1,531)	(1,301)	(3,846)	(1,849)
139	(152)	3,489	(1,471)	(5,533)	1,240
75,914	63,302	(15,049)	(4,189)	478,315	418,606
138,602	116,895	51,304	33,269	921,348	477,899

434,203	317,308	297,193	263,924	783,435	305,536
$572,805	$434,203	$348,497	$297,193	$1,704,783	$783,435

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	AllianceBernstein
	Small/Mid Cap
	Value
	Class A
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,824	$5,131
Total realized gains (losses) on investments	230,768	23,353
Change in net unrealized appreciation or depreciation of investments	212,441	102,035
Net gains (losses) from investments	452,033	130,519

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	452,033	130,519

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,145,775	690,688
Contract terminations and surrenders	(84,470)	(5,669)
Death benefit payments	(304)	-
Policy loan transfers	(3,304)	(5,225)
Transfers to other contracts	(702,551)	(198,189)
Cost of insurance and administration charges	(48,859)	(44,733)
Mortality and expenses charges	(4,322)	(3,379)
Surrender charges	(1,532)	397
Increase (decrease) in net assets from policy related transactions	300,433	433,890
Total increase (decrease)	752,466	564,409

Net assets at beginning of period	1,105,356	540,947
Net assets at end of period	$1,857,822	$1,105,356

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Income &		Income &		Inflation
Growth		Growth		Protection
Class I		Class II		Class II
Division		Division		Division
2013	2012	2013	2012	2013	2012

$64,168	$53,822	$59,595	$45,062	$25,195	$46,104
89,432	(9,593)	199,238	110,152	37,412	80,900
717,432	313,220	625,050	180,714	(194,618)	6,238
871,032	357,449	883,883	335,928	(132,011)	133,242

-	-	-	-	-	-

871,032	357,449	883,883	335,928	(132,011)	133,242

413,338	389,225	1,238,856	569,192	630,365	1,771,504
(90,971)	(399,524)	(206,370)	(255,729)	(50,956)	(65,009)
(98,997)	-	-	(1,050)	(6,722)	(155,158)
(63,660)	(44,136)	(13,721)	(84,183)	(418)	(30,335)
(176,409)	(250,777)	(384,620)	(474,767)	(1,004,008)	(1,010,997)
(140,309)	(150,919)	(133,175)	(126,716)	(80,445)	(117,264)
(8,415)	(9,869)	(15,272)	(12,988)	(6,487)	(8,015)
(355)	(3,886)	(8,849)	(3,721)	(5,000)	(7,580)
(165,778)	(469,886)	476,849	(389,962)	(523,671)	377,146
705,254	(112,437)	1,360,732	(54,034)	(655,682)	510,388

2,507,753	2,620,190	2,409,838	2,463,872	2,082,156	1,571,768
$3,213,007	$2,507,753	$3,770,570	$2,409,838	$1,426,474	$2,082,156

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American
	Century VP
	International
	Class II
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$11,043	$4,350
Total realized gains (losses) on investments	93,325	19,938
Change in net unrealized appreciation or depreciation of investments	(8,036)	80,509
Net gains (losses) from investments	96,332	104,797

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	96,332	104,797

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	355,823	447,191
Contract terminations and surrenders	(50,550)	-
Death benefit payments	-	-
Policy loan transfers	1,073	98
Transfers to other contracts	(480,677)	(352,081)
Cost of insurance and administration charges	(7,924)	(7,294)
Mortality and expenses charges	(964)	(791)
Surrender charges	145	-
Increase (decrease) in net assets from policy related transactions	(183,074)	87,123
Total increase (decrease)	(86,742)	191,920

Net assets at beginning of period	615,312	423,392
Net assets at end of period	$528,570	$615,312

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
MidCap Value		Ultra		Ultra
Class II		Class I		Class II
Division		Division		Division
2013	2012	2013	2012	2013	2012

$121,415	$152,813	$8,735	$(165)	$13,724	$-
625,547	739,153	93,001	39,372	274,623	132,855
2,103,904	374,966	428,447	159,527	690,136	215,197
2,850,866	1,266,932	530,183	198,734	978,483	348,052

-	-	-	-	-	-

2,850,866	1,266,932	530,183	198,734	978,483	348,052

14,849,101	13,742,803	198,211	202,521	374,533	1,047,272
(915,636)	(1,245,445)	(55,343)	(159,576)	(267,234)	(75,005)
(9,233)	(28,998)	-	-	-	(6,379)
(7,692)	48,951	(19,536)	(29,377)	(41,492)	(11,076)
(12,094,873)	(12,161,068)	(144,842)	(92,517)	(807,234)	(564,073)
(278,357)	(242,571)	(88,136)	(87,735)	(102,479)	(106,048)
(32,285)	(26,100)	(5,560)	(6,308)	(12,826)	(11,989)
35,232	47,280	(354)	(3,559)	(4,918)	(6,372)
1,546,257	134,852	(115,560)	(176,551)	(861,650)	266,330
4,397,123	1,401,784	414,623	22,183	116,833	614,382

8,938,475	7,536,691	1,473,949	1,451,766	3,045,158	2,430,776
$13,335,598	$8,938,475	$1,888,572	$1,473,949	$3,161,991	$3,045,158

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American
	Century VP
	Value
	Class II
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$319,560	$308,841
Total realized gains (losses) on investments	982,955	307,352
Change in net unrealized appreciation or depreciation of investments	4,386,299	1,719,794
Net gains (losses) from investments	5,688,814	2,335,987

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	5,688,814	2,335,987

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,509,492	9,476,649
Contract terminations and surrenders	(1,340,133)	(595,708)
Death benefit payments	(121,092)	(7,471)
Policy loan transfers	(86,285)	(46,767)
Transfers to other contracts	(8,248,385)	(8,296,039)
Cost of insurance and administration charges	(584,058)	(556,739)
Mortality and expenses charges	(59,741)	(52,190)
Surrender charges	30,743	(8,666)
Increase (decrease) in net assets from policy related transactions	100,541	(86,931)
Total increase (decrease)	5,789,355	2,249,056

Net assets at beginning of period	18,211,548	15,962,492
Net assets at end of period	$24,000,903	$18,211,548

See accompanying notes.

American				Bond &
Century VP				Mortgage
Vista		Balanced		Securities
Class II		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$-	$-	$237,689	$258,530	$1,824,121	$2,074,195
29,254	14,768	255,021	80,028	790,661	967,890
48,033	22,424	2,011,850	1,322,192	(3,120,191)	922,885
77,287	37,192	2,504,560	1,660,750	(505,409)	3,964,970

-	-	-	-	-	-

77,287	37,192	2,504,560	1,660,750	(505,409)	3,964,970

235,081	55,572	2,179,632	1,728,581	12,255,258	18,611,222
(75,836)	(2,718)	(1,060,876)	(1,258,184)	(2,628,424)	(5,696,708)
(4,453)	-	(154,217)	(37,383)	(152,836)	(84,038)
8,914	(10,445)	(264,106)	(182,001)	(306,134)	(48,714)
(55,257)	(148,827)	(459,772)	(1,079,836)	(11,687,178)	(8,234,702)
(8,060)	(9,470)	(826,851)	(879,053)	(2,082,367)	(2,223,126)
(1,005)	(1,166)	(49,568)	(48,858)	(191,243)	(188,984)
(3,803)	(748)	(9,228)	(35,835)	(14,072)	(96,185)
95,581	(117,802)	(644,986)	(1,792,569)	(4,806,996)	2,038,765
172,868	(80,610)	1,859,574	(131,819)	(5,312,405)	6,003,735

221,541	302,151	13,277,083	13,408,902	57,238,948	51,235,213
$394,409	$221,541	$15,136,657	$13,277,083	$51,926,543	$57,238,948

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Bond
	Market
	Index
	Class 1
	Division (1)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,187	$-
Total realized gains (losses) on investments	(3,009)	1
Change in net unrealized appreciation or depreciation of investments	1,027	2
Net gains (losses) from investments	(795)	3

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(795)	3

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,034,971	10,860
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(404,202)	(3)
Cost of insurance and administration charges	(5,060)	(93)
Mortality and expenses charges	(614)	(5)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	625,095	10,759
Total increase (decrease)	624,300	10,762

Net assets at beginning of period	10,762	-
Net assets at end of period	$635,062	$10,762

(1) Commenced operations May 21, 2012.

See accompanying notes.

				Calvert
Calvert EAFE				Russell 2000
International				Small Cap
Index		Calvert		Index
Class F		Income		Class F
Division		Division		Division
2013	2012	2013	2012	2013	2012

$26,618	$31,422	$19,084	$19,508	$53,726	$56,704
4,976	(3,746)	3,020	1,059	1,176,010	675,104
136,556	48,264	(29,750)	21,396	2,065,993	146,104
168,150	75,940	(7,646)	41,963	3,295,729	877,912

-	-	-	-	-	-

168,150	75,940	(7,646)	41,963	3,295,729	877,912

582,859	365,889	251,345	131,844	7,660,055	4,714,795
-	(1,423)	(22,349)	(420)	(757,856)	(127,768)
-	-	-	-	(103)	(4,514)
9,031	5,777	(1,719)	149	(44,207)	2,687
(210,764)	(77,825)	(148,076)	(12,539)	(4,947,950)	(2,700,753)
(16,824)	(10,496)	(36,343)	(32,868)	(244,821)	(193,660)
(1,686)	(939)	(2,680)	(1,982)	(27,649)	(19,548)
-	102	(10,539)	(274)	25,054	(158)
362,616	281,085	29,639	83,910	1,662,523	1,671,081
530,766	357,025	21,993	125,873	4,958,252	2,548,993

649,974	292,949	577,928	452,055	7,867,032	5,318,039
$1,180,740	$649,974	$599,921	$577,928	$12,825,284	$7,867,032

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Calvert S&P
	MidCap 400
	Index
	Class F
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,043	$3,462
Total realized gains (losses) on investments	112,305	32,948
Change in net unrealized appreciation or depreciation of investments	101,592	41,272
Net gains (losses) from investments	217,940	77,682

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	217,940	77,682

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	508,037	248,160
Contract terminations and surrenders	(19,302)	(14,463)
Death benefit payments	-	-
Policy loan transfers	(28,828)	(3,263)
Transfers to other contracts	(279,700)	(82,339)
Cost of insurance and administration charges	(44,305)	(32,523)
Mortality and expenses charges	(3,967)	(2,580)
Surrender charges	(6,067)	(7,935)
Increase (decrease) in net assets from policy related transactions	125,868	105,057
Total increase (decrease)	343,808	182,739

Net assets at beginning of period	602,622	419,883
Net assets at end of period	$946,430	$602,622

(1) Commenced operations May 20, 2013.

See accompanying notes.

		ClearBridge	Delaware
Calvert		Small Cap	Small Cap
SRI		Growth	Value
Equity		Series I	Service Class
Division		Division (1)	Division
2013	2012	2013	2013	2012

$156	$171	$-	$49,726	$25,524
31,219	11,205	52,234	710,164	594,858
23,248	11,595	(9,026)	2,109,799	234,785
54,623	22,971	43,208	2,869,689	855,167

-	-	-	-	-

54,623	22,971	43,208	2,869,689	855,167

91,854	67,271	1,461,957	5,236,548	5,254,975
(2,006)	(1,453)	-	(91,020)	(1,238,270)
-	-	-	(50,963)	-
(822)	(6,278)	-	(58,763)	(630)
(67,012)	(34,245)	(690,906)	(2,813,078)	(2,507,602)
(12,083)	(11,041)	(837)	(202,972)	(164,697)
(1,020)	(848)	(80)	(20,766)	(15,759)
(307)	(226)	-	4,472	39,580
8,604	13,180	770,134	2,003,458	1,367,597
63,227	36,151	813,342	4,873,147	2,222,764

175,992	139,841	-	7,775,049	5,552,285
$239,219	$175,992	$813,342	$12,648,196	$7,775,049

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Delaware
	Smid
	Cap Growth
	Service Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(59)	$31
Total realized gains (losses) on investments	117,746	86,492
Change in net unrealized appreciation or depreciation of investments	367,822	(25,285)
Net gains (losses) from investments	485,509	61,238

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	485,509	61,238

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	425,170	930,248
Contract terminations and surrenders	(20,648)	(47,547)
Death benefit payments	(3,210)	-
Policy loan transfers	(4,511)	(18,881)
Transfers to other contracts	(302,672)	(293,001)
Cost of insurance and administration charges	(65,317)	(55,188)
Mortality and expenses charges	(5,749)	(4,598)
Surrender charges	(1,777)	(2,304)
Increase (decrease) in net assets from policy related transactions	21,286	508,729
Total increase (decrease)	506,795	569,967

Net assets at beginning of period	1,223,047	653,080
Net assets at end of period	$1,729,842	$1,223,047

(1) Commenced operations May 21, 2012.

See accompanying notes.

				Dreyfus IP
Diversified		Dreyfus IP		Technology
International		Core Value		Growth
Class 1		Service Shares		Service Shares
Division		Division		Division (1)
2013	2012	2013	2012	2013	2012

$3,788,999	$2,562,457	$2,589	$3,296	$-	$-
1,539,096	(1,141,405)	6,415	37,521	987	11
17,834,657	19,118,758	80,591	13,997	19,206	220
23,162,752	20,539,810	89,595	54,814	20,193	231

-	-	-	-	-	-

23,162,752	20,539,810	89,595	54,814	20,193	231

30,449,335	28,869,608	141,336	28,029	146,663	8,174
(7,371,420)	(9,565,720)	(7,056)	-	-	-
(776,871)	(133,313)	-	-	-	-
(860,153)	(347,593)	-	1,417	-	-
(22,399,560)	(22,493,256)	(11,342)	(378,872)	(15,136)	(206)
(4,855,862)	(5,097,272)	(5,034)	(5,890)	(2,127)	(72)
(445,421)	(429,865)	(734)	(766)	(224)	(5)
(20,708)	(62,635)	(342)	-	-	-
(6,280,660)	(9,260,046)	116,828	(356,082)	129,176	7,891
16,882,092	11,279,764	206,423	(301,268)	149,369	8,122

126,161,418	114,881,654	209,487	510,755	8,122	-
$143,043,510	$126,161,418	$415,910	$209,487	$157,491	$8,122

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Dreyfus
	Socially
	Responsible
	Growth
	Service Shares
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,182	$939
Total realized gains (losses) on investments	47,951	15,000
Change in net unrealized appreciation or depreciation of investments	34,717	2,434
Net gains (losses) from investments	85,850	18,373

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	85,850	18,373

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	124,620	123,658
Contract terminations and surrenders	(2,358)	(7)
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(149,765)	(59,709)
Cost of insurance and administration charges	(5,601)	(4,150)
Mortality and expenses charges	(871)	(558)
Surrender charges	87	-
Increase (decrease) in net assets from policy related transactions	(33,888)	59,234
Total increase (decrease)	51,962	77,607

Net assets at beginning of period	236,806	159,199
Net assets at end of period	$288,768	$236,806

See accompanying notes.

		Dreyfus VIF
Dreyfus VIF		Opportunistic		Dreyfus VIF
Appreciation		Small Cap		Quality Bond
Service Shares		Service Shares		Service Shares
Division		Division		Division
2013	2012	2013	2012	2013	2012

$60,054	$73,105	$-	$-	$55,124	$70,756
122,320	258,011	73,735	(21,763)	35,376	24,300
463,821	(170,354)	1,483,338	622,384	(134,828)	71,956
646,195	160,762	1,557,073	600,621	(44,328)	167,012

-	-	-	-	-	-

646,195	160,762	1,557,073	600,621	(44,328)	167,012

1,403,366	2,225,298	868,652	718,372	577,407	996,118
(32,498)	(310,469)	(150,747)	(114,654)	(263,898)	(3,325)
-	-	(2,313)	(818)	-	-
(5,148)	3,491	(56,374)	(46,640)	(15,768)	877
(839,937)	(993,228)	(419,728)	(673,915)	(1,060,581)	(876,569)
(64,837)	(47,974)	(188,398)	(184,088)	(33,908)	(44,609)
(8,520)	(5,987)	(23,356)	(20,466)	(4,550)	(5,296)
(1,284)	9,418	(14,422)	(18,923)	9,726	121
451,142	880,549	13,314	(341,132)	(791,572)	67,317
1,097,337	1,041,311	1,570,387	259,489	(835,900)	234,329

2,768,554	1,727,243	3,308,087	3,048,598	2,602,898	2,368,569
$3,865,891	$2,768,554	$4,878,474	$3,308,087	$1,766,998	$2,602,898

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years ended December 31, 2013 and 2012, except as noted

DWS
Alternative
Asset Allocation
Class B
Division (1)
2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$-
Total realized gains (losses) on investments	(16)
Change in net unrealized appreciation or depreciation of investments	243
Net gains (losses) from investments	227

Payment from affiliate	-

Net increase (decrease) in net assets resulting from operations	227

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	60,368
Contract terminations and surrenders	-
Death benefit payments	-
Policy loan transfers	-
Transfers to other contracts	(36,583)
Cost of insurance and administration charges	(179)
Mortality and expenses charges	(16)
Surrender charges	-
Increase (decrease) in net assets from policy related transactions	23,590
Total increase (decrease)	23,817

Net assets at beginning of period	-
Net assets at end of period	$23,817

(1) Commenced operations in May 20, 2013.
(2) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

				Fidelity VIP
DWS		Equity		Asset Manager
Small Mid Cap		Income		Service
Value Class B		Class 1		Class 2
Division (2)		Division		Division
2013	2012	2013	2012	2013	2012

$24,228	$20,360	$1,174,660	$865,808	$19,851	$15,128
275,682	88,396	1,154,602	133,095	27,032	86,541
580,752	146,281	6,400,628	2,320,095	157,283	65,716
880,662	255,037	8,729,890	3,318,998	204,166	167,385

-	-	-	-	-	-

880,662	255,037	8,729,890	3,318,998	204,166	167,385

917,789	1,895,491	10,909,375	10,856,007	493,876	322,037
(326,679)	(118,934)	(1,544,430)	(1,676,662)	(84,971)	(241,459)
(522)	-	(40,938)	(21,535)	-	-
(2,193)	7,301	(361,524)	123,852	-	(724)
(1,034,314)	(1,176,377)	(5,925,483)	(4,613,720)	(231,224)	(674,512)
(53,806)	(52,911)	(1,416,655)	(1,339,147)	(25,181)	(25,725)
(5,631)	(4,979)	(138,355)	(118,993)	(4,130)	(3,907)
32,382	(1,299)	(43,414)	(57,666)	(2,925)	3,687
(472,974)	548,292	1,438,576	3,152,136	145,445	(620,603)
407,688	803,329	10,168,466	6,471,134	349,611	(453,218)

2,709,774	1,906,445	30,756,544	24,285,410	1,203,299	1,656,517
$3,117,462	$2,709,774	$40,925,010	$30,756,544	$1,552,910	$1,203,299

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Fidelity VIP
	Contrafund
	Initial Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$611,742	$698,900
Total realized gains (losses) on investments	1,216,837	162,618
Change in net unrealized appreciation or depreciation of investments	13,840,637	7,253,887
Net gains (losses) from investments	15,669,216	8,115,405

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	15,669,216	8,115,405

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,188,360	5,338,106
Contract terminations and surrenders	(3,843,721)	(4,675,472)
Death benefit payments	(325,345)	(190,242)
Policy loan transfers	(529,353)	(402,828)
Transfers to other contracts	(3,523,789)	(3,766,228)
Cost of insurance and administration charges	(2,472,756)	(2,656,523)
Mortality and expenses charges	(146,298)	(144,957)
Surrender charges	(16,177)	(41,217)
Increase (decrease) in net assets from policy related transactions	(5,669,079)	(6,539,361)
Total increase (decrease)	10,000,137	1,576,044

Net assets at beginning of period	52,848,615	51,272,571
Net assets at end of period	$62,848,752	$52,848,615

See accompanying notes.

Fidelity VIP				Fidelity VIP
Contrafund		Fidelity VIP		Equity-Income
Service		Equity-Income		Service
Class 2		Initial Class		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$664,961	$782,033	$517,781	$588,063	$496,129	$578,840
5,713,580	(56,356)	1,413,866	830,778	2,713,751	1,741,855
15,128,135	9,501,063	3,262,789	1,635,086	2,198,088	704,136
21,506,676	10,226,740	5,194,436	3,053,927	5,407,968	3,024,831

-	-	-	-	-	-

21,506,676	10,226,740	5,194,436	3,053,927	5,407,968	3,024,831

39,426,528	42,720,298	1,918,419	1,980,659	3,655,046	4,624,666
(4,526,119)	(7,475,336)	(1,193,157)	(1,962,503)	(1,461,515)	(769,477)
(91,044)	(41,729)	(161,033)	(74,404)	(88,523)	(7,968)
(204,855)	(72,154)	(113,416)	(74,478)	(306,626)	(113,369)
(36,646,582)	(37,812,720)	(1,812,484)	(1,130,099)	(3,262,340)	(3,625,136)
(2,079,050)	(2,049,926)	(915,193)	(991,590)	(741,489)	(737,257)
(253,688)	(225,435)	(54,506)	(56,501)	(89,262)	(80,439)
39,395	138,301	(5,583)	(26,169)	(10,087)	(18,403)
(4,335,415)	(4,818,701)	(2,336,953)	(2,335,085)	(2,304,796)	(727,383)
17,171,261	5,408,039	2,857,483	718,842	3,103,172	2,297,448

70,262,858	64,854,819	19,347,488	18,628,646	20,138,467	17,841,019
$87,434,119	$70,262,858	$22,204,971	$19,347,488	$23,241,639	$20,138,467

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Fidelity VIP
	Growth
	Service
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,785	$41,974
Total realized gains (losses) on investments	1,620,188	1,041,891
Change in net unrealized appreciation or depreciation of investments	2,390,648	422,322
Net gains (losses) from investments	4,016,621	1,506,187

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	4,016,621	1,506,187

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,651,197	4,235,479
Contract terminations and surrenders	(1,981,222)	(772,156)
Death benefit payments	(13,639)	(1,417)
Policy loan transfers	(53,899)	(82,275)
Transfers to other contracts	(2,763,039)	(2,928,024)
Cost of insurance and administration charges	(459,645)	(479,808)
Mortality and expenses charges	(51,965)	(49,352)
Surrender charges	46,641	(39,313)
Increase (decrease) in net assets from policy related transactions	(2,625,571)	(116,866)
Total increase (decrease)	1,391,050	1,389,321

Net assets at beginning of period	11,848,115	10,458,794
Net assets at end of period	$13,239,165	$11,848,115

See accompanying notes.

		Fidelity VIP		Fidelity VIP
Fidelity VIP		High Income		Mid Cap
High Income		Service		Service
Initial Class		Class 2		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$350,397	$365,138	$1,419,988	$1,217,214	$99,435	$126,228
209,179	151,242	463,693	497,628	6,943,895	4,957,672
(200,735)	276,080	(554,986)	1,007,360	3,789,448	(439,881)
358,841	792,460	1,328,695	2,722,202	10,832,778	4,644,019

-	-	-	-	-	-

358,841	792,460	1,328,695	2,722,202	10,832,778	4,644,019

2,247,830	1,786,471	14,217,627	13,580,633	19,379,416	22,542,621
(426,588)	(345,102)	(2,761,272)	(2,427,837)	(2,907,302)	(4,816,628)
(72,332)	(24,759)	(58,120)	-	(4,898)	(7,083)
(92,500)	(34,487)	(31,548)	(6,935)	(361,430)	(6,717)
(1,976,621)	(1,029,148)	(11,137,061)	(8,562,753)	(19,076,656)	(23,548,361)
(278,267)	(277,630)	(564,625)	(510,358)	(1,028,890)	(1,096,371)
(16,694)	(15,445)	(67,746)	(56,343)	(126,594)	(121,169)
(1,662)	(3,276)	96,635	53,078	114,249	106,297
(616,834)	56,624	(306,110)	2,069,485	(4,012,105)	(6,947,411)
(257,993)	849,084	1,022,585	4,791,687	6,820,673	(2,303,392)

6,339,453	5,490,369	23,247,098	18,455,411	32,075,971	34,379,363
$6,081,460	$6,339,453	$24,269,683	$23,247,098	$38,896,644	$32,075,971

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Franklin
	Income
	Securities
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$912,854	$843,081
Total realized gains (losses) on investments	491,476	439,505
Change in net unrealized appreciation or depreciation of investments	437,879	291,897
Net gains (losses) from investments	1,842,209	1,574,483

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	1,842,209	1,574,483

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,913,226	4,501,703
Contract terminations and surrenders	(1,209,130)	(1,094,485)
Death benefit payments	(1,220)	(2,472)
Policy loan transfers	(60,479)	(30,951)
Transfers to other contracts	(3,684,120)	(4,286,347)
Cost of insurance and administration charges	(306,908)	(310,494)
Mortality and expenses charges	(44,724)	(40,384)
Surrender charges	39,732	23,123
Increase (decrease) in net assets from policy related transactions	(353,623)	(1,240,307)
Total increase (decrease)	1,488,586	334,176

Net assets at beginning of period	13,403,415	13,069,239
Net assets at end of period	$14,892,001	$13,403,415

See accompanying notes.

Franklin		Franklin		Franklin
Mutual		Mutual		Rising
Global Discovery		Shares		Dividends
Securities		Securities		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$508,115	$463,259	$230,269	$218,851	$188,354	$127,669
2,816,562	1,501,541	450,446	665,131	686,497	490,389
2,002,860	145,995	1,923,932	552,606	2,153,809	259,654
5,327,537	2,110,795	2,604,647	1,436,588	3,028,660	877,712

-	-	-	-	-	-

5,327,537	2,110,795	2,604,647	1,436,588	3,028,660	877,712

10,683,626	9,023,344	4,154,848	5,480,758	5,981,354	3,833,700
(1,128,938)	(1,543,545)	(468,023)	(2,382,364)	(187,073)	(209,953)
(324)	(142)	-	-	(685)	(21,547)
(68,110)	1,524	(9,644)	41,291	(274,180)	(14,540)
(6,652,487)	(7,273,758)	(3,037,325)	(6,364,022)	(2,243,558)	(2,703,897)
(440,506)	(383,129)	(175,973)	(201,954)	(286,363)	(208,957)
(52,613)	(41,699)	(22,505)	(23,755)	(31,535)	(20,670)
14,672	30,144	17,610	62,981	(3,028)	1,377
2,355,320	(187,261)	458,988	(3,387,065)	2,954,932	655,513
7,682,857	1,923,534	3,063,635	(1,950,477)	5,983,592	1,533,225

18,144,055	16,220,521	8,968,559	10,919,036	8,513,691	6,980,466
$25,826,912	$18,144,055	$12,032,194	$8,968,559	$14,497,283	$8,513,691

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Franklin
	Small Cap
	Value
	Securities
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$198,553	$88,427
Total realized gains (losses) on investments	1,883,689	1,211,223
Change in net unrealized appreciation or depreciation of investments	2,562,803	663,779
Net gains (losses) from investments	4,645,045	1,963,429

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	4,645,045	1,963,429

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,298,747	4,856,516
Contract terminations and surrenders	(1,093,216)	(1,449,134)
Death benefit payments	(8,061)	(48,450)
Policy loan transfers	(3,730)	237,530
Transfers to other contracts	(4,429,272)	(4,659,399)
Cost of insurance and administration charges	(342,740)	(281,755)
Mortality and expenses charges	(43,378)	(32,623)
Surrender charges	42,824	38,234
Increase (decrease) in net assets from policy related transactions	421,174	(1,339,081)
Total increase (decrease)	5,066,219	624,348

Net assets at beginning of period	11,839,316	11,214,968
Net assets at end of period	$16,905,535	$11,839,316

See accompanying notes.

				Goldman Sachs
Franklin		Franklin		VIT Structured
Strategic Income		U.S. Government		Small Cap Equity
Securities		Fund		Institutional
Class 2		Class 2		Service Class I
Division		Division		Division
2013	2012	2013	2012	2013	2012

$795,069	$662,491	$17,736	$13,570	$10,908	$4,601
167,089	28,776	(18,160)	1,336	161,797	116,470
(524,832)	449,901	(14,510)	(8,417)	80,971	4,596
437,326	1,141,168	(14,934)	6,489	253,676	125,667

-	-	-	-	-	-

437,326	1,141,168	(14,934)	6,489	253,676	125,667

5,370,772	3,822,031	313,905	812,876	696,223	1,521,879
(94,603)	(186,109)	(15,195)	-	(32,417)	(836,571)
(151)	-	-	-	-	-
(9,508)	(4,178)	(11,556)	(463)	(3,233)	34,049
(4,010,578)	(1,272,578)	(649,292)	(152,269)	(75,020)	(1,647,369)
(240,092)	(192,212)	(11,533)	(8,915)	(13,000)	(23,369)
(27,013)	(19,912)	(1,448)	(806)	(1,774)	(2,781)
1,137	5,223	1,675	-	1,195	29,878
989,964	2,152,265	(373,444)	650,423	571,974	(924,284)
1,427,290	3,293,433	(388,378)	656,912	825,650	(798,617)

11,544,592	8,251,159	866,144	209,232	393,108	1,191,725
$12,971,882	$11,544,592	$477,766	$866,144	$1,218,758	$393,108

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Government
	& High
	Quality
	Bond
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,525,876	$1,721,203
Total realized gains (losses) on investments	135,178	455,249
Change in net unrealized appreciation or depreciation of investments	(2,104,848)	(530,525)
Net gains (losses) from investments	(443,794)	1,645,927

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(443,794)	1,645,927

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,806,454	16,787,832
Contract terminations and surrenders	(2,291,865)	(4,563,692)
Death benefit payments	(384,950)	(85,310)
Policy loan transfers	(315,083)	(230,677)
Transfers to other contracts	(12,637,296)	(9,972,315)
Cost of insurance and administration charges	(1,792,549)	(2,024,694)
Mortality and expenses charges	(157,718)	(170,974)
Surrender charges	(29,280)	(24,819)
Increase (decrease) in net assets from policy related transactions	(5,802,287)	(284,649)
Total increase (decrease)	(6,246,081)	1,361,278

Net assets at beginning of period	43,421,846	42,060,568
Net assets at end of period	$37,175,765	$43,421,846

(1) Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(2) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(3) Commenced operations April 27, 2012.

See accompanying notes.

International		Invesco		Invesco
Emerging		American		American
Markets		Franchise		Franchise
Class 1		Series I		Series II
Division		Division (1) (3)		Division (2) (3)
2013	2012	2013	2012	2013	2012

$874,812	$470,173	$10,171	$-	$2,156	$-
(98,188)	(476,389)	134,193	(12,025)	15,166	(1,656)
(2,568,470)	6,500,955	687,504	(48,516)	268,568	(15,326)
(1,791,846)	6,494,739	831,868	(60,541)	285,890	(16,982)

-	-	-	-	-	-

(1,791,846)	6,494,739	831,868	(60,541)	285,890	(16,982)

14,415,973	13,526,500	406,554	2,834,413	189,741	783,471
(1,863,363)	(1,467,068)	(300,253)	(127,278)	(22,927)	(4,922)
(70,704)	(30,417)	-	(2,612)	(4,841)	-
(472,724)	(49,536)	(23,134)	(6,549)	(22,542)	(8,681)
(8,943,081)	(8,307,343)	(677,897)	(189,296)	(55,484)	(9,144)
(1,765,974)	(1,857,678)	(80,085)	(57,844)	(56,324)	(37,862)
(165,770)	(160,331)	(6,245)	(4,654)	(6,359)	(3,823)
(56,066)	(77,520)	9,196	2,039	(2,899)	(911)
1,078,291	1,576,607	(671,864)	2,448,219	18,365	718,128
(713,555)	8,071,346	160,004	2,387,678	304,255	701,146

38,704,431	30,633,085	2,387,678	-	701,146	-
$37,990,876	$38,704,431	$2,547,682	$2,387,678	$1,005,401	$701,146

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco
	Core Equity
	Series I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$138,075	$87,277
Total realized gains (losses) on investments	867,931	231,124
Change in net unrealized appreciation or depreciation of investments	1,538,990	837,877
Net gains (losses) from investments	2,544,996	1,156,278

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,544,996	1,156,278

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,369,976	1,217,247
Contract terminations and surrenders	(784,404)	(499,557)
Death benefit payments	(17,319)	(6,550)
Policy loan transfers	(98,479)	(45,926)
Transfers to other contracts	(1,552,011)	(762,863)
Cost of insurance and administration charges	(323,344)	(335,879)
Mortality and expenses charges	(25,089)	(26,523)
Surrender charges	11,770	319
Increase (decrease) in net assets from policy related transactions	(1,418,900)	(459,732)
Total increase (decrease)	1,126,096	696,546

Net assets at beginning of period	9,137,103	8,440,557
Net assets at end of period	$10,263,199	$9,137,103

(1) Commenced operations in May 20, 2013.

See accompanying notes.

		Invesco		Invesco
Invesco		Global		Global
Core Equity		Health Care		Real Estate
Series II		Series I		Series I
Division		Division		Division (1)
2013	2012	2013	2012	2013

$132,442	$74,805	$89,721	$(62)	$1,031
262,435	205,510	1,487,292	410,444	3
2,220,887	780,722	2,655,692	1,212,941	(206)
2,615,764	1,061,037	4,232,705	1,623,323	828

-	-	-	-	-

2,615,764	1,061,037	4,232,705	1,623,323	828

2,040,136	3,265,458	9,119,612	4,103,112	27,465
(252,434)	(166,023)	(885,731)	(514,571)	-
-	(2,623)	(1,037)	(5,194)	-
(34,089)	(81,867)	(99,141)	(65,651)	-
(1,419,839)	(1,982,233)	(6,529,173)	(2,577,245)	(1)
(542,832)	(521,906)	(394,309)	(340,743)	(156)
(60,109)	(52,170)	(39,301)	(31,698)	(35)
(29,295)	(35,042)	(3,548)	(14,988)	-
(298,462)	423,594	1,167,372	553,022	27,273
2,317,302	1,484,631	5,400,077	2,176,345	28,101

9,159,649	7,675,018	9,673,828	7,497,483	-
$11,476,951	$9,159,649	$15,073,905	$9,673,828	$28,101

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco
	International
	Growth
	Series I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$186,396	$186,919
Total realized gains (losses) on investments	777,289	528,817
Change in net unrealized appreciation or depreciation of investments	1,454,633	855,152
Net gains (losses) from investments	2,418,318	1,570,888

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,418,318	1,570,888

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,985,751	12,958,855
Contract terminations and surrenders	(351,934)	(769,398)
Death benefit payments	(685)	-
Policy loan transfers	6,520	(31,866)
Transfers to other contracts	(12,055,315)	(11,459,305)
Cost of insurance and administration charges	(240,253)	(209,548)
Mortality and expenses charges	(29,073)	(23,666)
Surrender charges	3,433	16,415
Increase (decrease) in net assets from policy related transactions	1,318,444	481,487
Total increase (decrease)	3,736,762	2,052,375

Net assets at beginning of period	11,768,236	9,715,861
Net assets at end of period	$15,504,998	$11,768,236

(1) Represented the operations of Invesco Van Kampen Mid Cap Growth Series I Division until May 20, 2013.
(2) Commenced operations April 27, 2012.

See accompanying notes.

Invesco		Invesco		Invesco
Mid Cap		Mid Cap		Small Cap
Core Equity		Growth		Equity
Series II		Series I		Series I
Division		Division (1) (2)		Division
2013	2012	2013	2012	2013	2012

$1,416	$-	$5,418	$(20)	$1,216	$(42)
158,983	79,645	1,194,714	(1,225,506)	1,525,583	872,954
(50,131)	(2,200)	(658,076)	1,159,198	2,994,862	644,676
110,268	77,445	542,056	(66,328)	4,521,661	1,517,588

-	-	-	-	-	-

110,268	77,445	542,056	(66,328)	4,521,661	1,517,588

206,931	169,922	1,163,604	3,061,483	8,244,953	6,713,884
(7,692)	(39)	(185,817)	(36,359)	(406,743)	(427,459)
-	-	-	-	(5,166)	(31,909)
3,441	(4,606)	(3,696)	(11,135)	(97,013)	(6,777)
(805,390)	(208,448)	(1,994,445)	(1,030,780)	(8,561,137)	(5,583,509)
(14,208)	(19,075)	(52,481)	(43,810)	(291,939)	(263,397)
(1,620)	(2,159)	(5,143)	(4,060)	(32,899)	(27,131)
283	(1)	6,375	(132)	9,039	9,838
(618,255)	(64,406)	(1,071,603)	1,935,207	(1,140,905)	383,540
(507,987)	13,039	(529,547)	1,868,879	3,380,756	1,901,128

733,858	720,819	1,868,879	-	12,553,154	10,652,026
$225,871	$733,858	$1,339,332	$1,868,879	$15,933,910	$12,553,154

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco
	Technology
	Series I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(258)	$(261)
Total realized gains (losses) on investments	274,709	492,937
Change in net unrealized appreciation or depreciation of investments	226,021	(46,569)
Net gains (losses) from investments	500,472	446,107

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	500,472	446,107

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	912,344	2,839,216
Contract terminations and surrenders	(290,530)	(1,035,692)
Death benefit payments	-	(3,631)
Policy loan transfers	(21,873)	(4,230)
Transfers to other contracts	(575,397)	(3,728,613)
Cost of insurance and administration charges	(88,707)	(123,017)
Mortality and expenses charges	(7,202)	(10,644)
Surrender charges	7,844	24,075
Increase (decrease) in net assets from policy related transactions	(63,521)	(2,042,536)
Total increase (decrease)	436,951	(1,596,429)

Net assets at beginning of period	2,182,837	3,779,266
Net assets at end of period	$2,619,788	$2,182,837

See accompanying notes.

Janus		Janus		Janus
Aspen		Aspen		Aspen
Balanced		Enterprise		Flexible Bond
Service Shares		Service Shares		Service Shares
Division		Division		Division
2013	2012	2013	2012	2013	2012

$211,936	$205,359	$52,729	$(60)	$1,667,037	$1,536,053
600,487	636,498	1,105,757	687,251	240,382	723,847
991,943	72,791	2,864,337	969,038	(2,107,978)	1,097,989
1,804,366	914,648	4,022,823	1,656,229	(200,559)	3,357,889

-	-	-	-	-	-

1,804,366	914,648	4,022,823	1,656,229	(200,559)	3,357,889

5,025,744	5,301,667	5,167,888	5,687,507	14,797,626	29,293,156
(1,010,204)	(315,785)	(770,904)	(1,094,567)	(2,758,648)	(3,840,547)
(303)	-	(8,703)	(42,305)	(1,532)	(1,896)
8,797	(33,078)	(14,340)	(39,660)	(386,048)	169,914
(3,141,229)	(2,326,152)	(3,151,863)	(3,086,889)	(22,034,023)	(16,852,514)
(181,976)	(146,027)	(309,179)	(281,149)	(953,398)	(1,026,845)
(20,227)	(15,268)	(29,546)	(24,885)	(109,856)	(109,331)
102,528	11,536	20,400	22,336	129,407	91,507
783,130	2,476,893	903,753	1,140,388	(11,316,472)	7,723,444
2,587,496	3,391,541	4,926,576	2,796,617	(11,517,031)	11,081,333

9,160,112	5,768,571	12,254,985	9,458,368	50,173,107	39,091,774
$11,747,608	$9,160,112	$17,181,561	$12,254,985	$38,656,076	$50,173,107

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Janus
	Aspen
	Forty
	Service Shares
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$27,989	$22,942
Total realized gains (losses) on investments	282,203	81,934
Change in net unrealized appreciation or depreciation of investments	980,498	648,148
Net gains (losses) from investments	1,290,690	753,024

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	1,290,690	753,024

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,307,637	6,743,822
Contract terminations and surrenders	(394,683)	(491,269)
Death benefit payments	(7,512)	(3,656)
Policy loan transfers	(120,962)	(3,414)
Transfers to other contracts	(807,566)	(5,762,535)
Cost of insurance and administration charges	(255,791)	(242,655)
Mortality and expenses charges	(22,575)	(19,615)
Surrender charges	31,510	32,469
Increase (decrease) in net assets from policy related transactions	(269,942)	253,147
Total increase (decrease)	1,020,748	1,006,171

Net assets at beginning of period	4,198,412	3,192,241
Net assets at end of period	$5,219,160	$4,198,412

(1) Represented the operations of Janus Aspen Worldwide Service Shares Division until May 20, 2013.

See accompanying notes.

Janus		Janus
Aspen		Aspen		JP Morgan
Global Research		Overseas		Core Bond
Service Shares		Service Shares		Class I
Division (1)		Division		Division
2013	2012	2013	2012	2013	2012

$10,250	$6,959	$184,625	$46,153	$176,414	$160,476
56,540	(15,624)	(942,881)	531,880	(15,277)	34,344
165,149	159,755	1,493,948	250,661	(221,098)	(13,752)
231,939	151,090	735,692	828,694	(59,961)	181,068

-	-	-	-	-	-

231,939	151,090	735,692	828,694	(59,961)	181,068

250,615	427,199	1,276,162	2,295,966	720,144	2,638,183
(16,882)	(240,457)	(321,466)	(704,657)	(71,538)	(189,308)
(1,901)	-	(11,571)	(28,174)	-	-
5,192	(2,412)	34,872	(15,134)	84	1,853
(284,340)	(170,139)	(2,381,490)	(2,870,626)	(1,512,720)	(1,130,420)
(17,473)	(20,826)	(140,127)	(151,436)	(58,623)	(64,687)
(2,625)	(2,723)	(18,741)	(18,357)	(8,431)	(8,444)
480	6,836	7,909	23,140	556	6,728
(66,934)	(2,522)	(1,554,452)	(1,469,278)	(930,528)	1,253,905
165,005	148,568	(818,760)	(640,584)	(990,489)	1,434,973

907,608	759,040	6,157,713	6,798,297	4,244,611	2,809,638
$1,072,613	$907,608	$5,338,953	$6,157,713	$3,254,122	$4,244,611

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	JP Morgan
	Small Cap Core
	Class I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$22,034	$6,575
Total realized gains (losses) on investments	658,916	427,058
Change in net unrealized appreciation or depreciation of investments	714,351	154,875
Net gains (losses) from investments	1,395,301	588,508

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	1,395,301	588,508

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,243,897	3,845,057
Contract terminations and surrenders	(615,584)	(200,009)
Death benefit payments	-	-
Policy loan transfers	(14,354)	(9,746)
Transfers to other contracts	(4,800,981)	(4,430,116)
Cost of insurance and administration charges	(71,146)	(60,328)
Mortality and expenses charges	(10,910)	(8,028)
Surrender charges	(15,952)	733
Increase (decrease) in net assets from policy related transactions	(285,030)	(862,437)
Total increase (decrease)	1,110,271	(273,929)

Net assets at beginning of period	3,075,014	3,348,943
Net assets at end of period	$4,185,285	$3,075,014

See accompanying notes.

LargeCap		LargeCap		LargeCap
Blend II		Growth		Growth I
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$223,762	$166,356	$413,888	$71,110	$479,980	$78,579
269,399	(28,153)	999,584	1,007,507	8,802,795	3,254,797
3,676,508	1,668,521	6,901,320	2,717,378	29,449,196	12,062,201
4,169,669	1,806,724	8,314,792	3,795,995	38,731,971	15,395,577

-	-	-	-	-	-

4,169,669	1,806,724	8,314,792	3,795,995	38,731,971	15,395,577

3,546,233	2,409,717	5,087,921	5,301,166	22,450,108	16,491,960
(618,113)	(907,403)	(1,396,231)	(2,453,395)	(5,236,881)	(5,666,261)
(39,026)	(22,526)	(75,562)	(39,308)	(467,495)	(170,979)
(189,659)	(115,328)	27,294	(5,659)	(1,148,388)	(717,827)
(1,761,786)	(1,482,448)	(2,644,219)	(3,807,590)	(11,635,601)	(8,400,818)
(663,890)	(659,796)	(1,201,983)	(1,271,212)	(4,177,678)	(4,207,839)
(69,107)	(63,903)	(87,659)	(80,736)	(305,088)	(281,313)
(29,307)	(41,288)	(2,962)	12,707	46,482	(76,698)
175,345	(882,975)	(293,401)	(2,344,027)	(474,541)	(3,029,775)
4,345,014	923,749	8,021,391	1,451,968	38,257,430	12,365,802

12,994,801	12,071,052	24,781,689	23,329,721	107,036,127	94,670,325
$17,339,815	$12,994,801	$32,803,080	$24,781,689	$145,293,557	$107,036,127

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap
	S&P 500 Index
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$656,579	$415,645
Total realized gains (losses) on investments	2,375,671	616,979
Change in net unrealized appreciation or depreciation of investments	11,103,662	4,004,069
Net gains (losses) from investments	14,135,912	5,036,693

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	14,135,912	5,036,693

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,022,302	15,240,853
Contract terminations and surrenders	(2,420,696)	(1,216,359)
Death benefit payments	(197,155)	(53,669)
Policy loan transfers	(203,614)	(222,105)
Transfers to other contracts	(8,549,092)	(5,159,940)
Cost of insurance and administration charges	(1,799,397)	(1,558,675)
Mortality and expenses charges	(147,555)	(115,529)
Surrender charges	79,010	(35,995)
Increase (decrease) in net assets from policy related transactions	4,783,803	6,878,581
Total increase (decrease)	18,919,715	11,915,274

Net assets at beginning of period	42,007,850	30,092,576
Net assets at end of period	$60,927,565	$42,007,850

See accompanying notes.

LargeCap		MFS VIT		MFS VIT
Value		Global Equity		Growth
Class 1		Service Class		Service Class
Division		Division		Division
2013	2012	2013	2012	2013	2012

$1,600,009	$665,288	$15,511	$10,958	$11,542	$-
733,323	(682,312)	215,296	120,669	584,356	386,607
14,589,028	8,941,841	225,380	87,587	2,212,574	480,650
16,922,360	8,924,817	456,187	219,214	2,808,472	867,257

-	-	-	-	-	-

16,922,360	8,924,817	456,187	219,214	2,808,472	867,257

7,578,800	5,661,021	1,803,858	1,867,631	4,301,881	6,454,485
(1,982,937)	(2,647,939)	(117,541)	(50,958)	(155,554)	(397,720)
(171,195)	(176,096)	-	-	-	-
(377,927)	(282,280)	807	(3,084)	(191,257)	(52,319)
(3,077,731)	(2,564,021)	(1,206,513)	(1,152,001)	(2,444,654)	(3,258,481)
(2,407,080)	(2,444,283)	(51,541)	(29,602)	(151,652)	(119,837)
(168,276)	(163,066)	(5,806)	(3,255)	(17,518)	(13,151)
(16,091)	(53,584)	2,827	1,968	5,733	12,057
(622,437)	(2,670,248)	426,091	630,699	1,346,979	2,625,034
16,299,923	6,254,569	882,278	849,913	4,155,451	3,492,291

55,193,428	48,938,859	1,376,738	526,825	7,296,025	3,803,734
$71,493,351	$55,193,428	$2,259,016	$1,376,738	$11,451,476	$7,296,025

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years ended December 31, 2013 and 2012, except as noted

MFS VIT
International
Value
Service Class
Division (1)
2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$323
Total realized gains (losses) on investments	579
Change in net unrealized appreciation or depreciation of investments	18,717
Net gains (losses) from investments	19,619

Payment from affiliate	-

Net increase (decrease) in net assets resulting from operations	19,619

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,422,699
Contract terminations and surrenders	-
Death benefit payments	-
Policy loan transfers	-
Transfers to other contracts	(87,629)
Cost of insurance and administration charges	(1,660)
Mortality and expenses charges	(229)
Surrender charges	-
Increase (decrease) in net assets from policy related transactions	1,333,181
Total increase (decrease)	1,352,800

Net assets at beginning of period	-
Net assets at end of period	$1,352,800

(1) Commenced operations May 20, 2013.

See accompanying notes.

MFS VIT				MFS VIT
MidCap		MFS VIT		Research
Growth		New Discovery		International
Service Class		Service Class		Service Class
Division		Division		Division
2013	2012	2013	2012	2013	2012

$-	$-	$(1)	$(15)	$62,241	$53,298
49,016	17,776	927,824	103,426	142,988	17,072
76,968	41,331	3,168,073	1,457,194	374,189	259,655
125,984	59,107	4,095,896	1,560,605	579,418	330,025

-	-	-	-	-	-

125,984	59,107	4,095,896	1,560,605	579,418	330,025

219,634	256,375	10,635,391	6,173,477	3,324,001	1,659,110
-	(69,940)	(223,041)	(1,313,752)	(191,896)	(51,488)
-	-	(3,755)	(25,173)	-	-
(2)	(1)	(127,453)	34,356	(7,667)	(16,187)
(222,118)	(238,281)	(6,914,309)	(4,855,984)	(2,568,504)	(864,355)
(8,430)	(9,274)	(287,236)	(260,653)	(59,160)	(50,328)
(1,148)	(1,153)	(33,338)	(27,404)	(6,521)	(5,151)
-	(1,321)	7,326	36,928	17,982	839
(12,064)	(63,595)	3,053,585	(238,205)	508,235	672,440
113,920	(4,488)	7,149,481	1,322,400	1,087,653	1,002,465

378,683	383,171	8,958,273	7,635,873	2,637,035	1,634,570
$492,603	$378,683	$16,107,754	$8,958,273	$3,724,688	$2,637,035

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	MFS VIT
	Total Return
	Service Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,633	$11,518
Total realized gains (losses) on investments	17,822	2,596
Change in net unrealized appreciation or depreciation of investments	66,150	30,627
Net gains (losses) from investments	92,605	44,741

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	92,605	44,741

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	134,779	217,955
Contract terminations and surrenders	-	(1,650)
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(132,538)	(102,619)
Cost of insurance and administration charges	(15,909)	(12,324)
Mortality and expenses charges	(1,398)	(1,007)
Surrender charges	-	119
Increase (decrease) in net assets from policy related transactions	(15,066)	100,474
Total increase (decrease)	77,539	145,215

Net assets at beginning of period	511,896	366,681
Net assets at end of period	$589,435	$511,896

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

MFS VIT		MFS VIT
Utilities		Value		MidCap
Service Class		Service Class		Class 1
Division		Division		Division (1)
2013	2012	2013	2012	2013	2012

$40,213	$63,881	$221,649	$232,060	$2,296,322	$1,080,096
152,164	49,822	1,659,862	1,322,433	14,794,164	7,121,194
170,356	(10,048)	4,561,217	688,686	30,113,719	15,286,114
362,733	103,655	6,442,728	2,243,179	47,204,205	23,487,404

-	-	-	-	-	-

362,733	103,655	6,442,728	2,243,179	47,204,205	23,487,404

2,640,211	1,628,914	8,579,252	7,320,946	35,961,728	29,516,675
(166,404)	(16,651)	(1,343,094)	(862,521)	(8,018,601)	(9,789,816)
(76)	-	(11,251)	(27,514)	(679,081)	(225,205)
(86,186)	(5,633)	(147,879)	4,759	(1,908,672)	(1,055,618)
(549,968)	(1,196,763)	(5,183,412)	(4,563,700)	(22,969,693)	(18,937,277)
(81,501)	(67,223)	(443,483)	(364,072)	(5,697,851)	(5,618,407)
(6,808)	(4,503)	(55,911)	(42,066)	(461,007)	(409,139)
(44,821)	(4,616)	49,408	30,099	(51,006)	(208,436)
1,704,447	333,525	1,443,630	1,495,931	(3,824,183)	(6,727,223)
2,067,180	437,180	7,886,358	3,739,110	43,380,022	16,760,181

1,365,408	928,228	17,176,522	13,437,412	139,960,381	123,200,200
$3,432,588	$1,365,408	$25,062,880	$17,176,522	$183,340,403	$139,960,381

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Money
	Market
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(4,041)	$(3,862)
Total realized gains (losses) on investments	-	-
Change in net unrealized appreciation or depreciation of investments	-	-
Net gains (losses) from investments	(4,041)	(3,862)

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(4,041)	(3,862)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	145,779,252	174,773,829
Contract terminations and surrenders	(44,320,071)	(21,747,220)
Death benefit payments	(101,277)	(83,233)
Policy loan transfers	(479,118)	118,368
Transfers to other contracts	(101,859,840)	(143,058,942)
Cost of insurance and administration charges	(7,155,204)	(7,513,457)
Mortality and expenses charges	(710,853)	(687,860)
Surrender charges	2,850,568	(91,912)
Increase (decrease) in net assets from policy related transactions	(5,996,543)	1,709,573
Total increase (decrease)	(6,000,584)	1,705,711

Net assets at beginning of period	218,297,505	216,591,794
Net assets at end of period	$212,296,921	$218,297,505

See accompanying notes.

		Neuberger		Neuberger
Neuberger		Berman AMT		Berman AMT
Berman AMT		Large Cap		Small-Cap
Guardian		Value		Growth
I Class		I Class		S Class
Division		Division		Division
2013	2012	2013	2012	2013	2012

$19,445	$5,216	$58,139	$17,423	$-	$-
446,277	122,793	308,725	98,106	107,434	8,736
267,021	109,655	993,605	509,366	113,030	24,072
732,743	237,664	1,360,469	624,895	220,464	32,808

-	-	-	-	-	-

732,743	237,664	1,360,469	624,895	220,464	32,808

1,057,323	470,824	1,416,190	908,518	203,568	151,585
(38,775)	(29,309)	(254,434)	(6,336)	-	-
-	-	(2,219)	-	-	-
538	(6,663)	(15,192)	(1,093)	(15)	(10)
(1,462,259)	(506,950)	(1,071,107)	(1,044,479)	(318,470)	(57,517)
(41,232)	(40,655)	(103,058)	(98,205)	(8,088)	(6,669)
(5,013)	(4,343)	(13,182)	(11,135)	(1,194)	(853)
(1,106)	(231)	8,460	(3,145)	-	-
(490,524)	(117,327)	(34,542)	(255,875)	(124,199)	86,536
242,219	120,337	1,325,927	369,020	96,265	119,344

2,083,098	1,962,761	4,420,967	4,051,947	518,430	399,086
$2,325,317	$2,083,098	$5,746,894	$4,420,967	$614,695	$518,430

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Oppenheimer
	Main Street
	Small Cap
	Service Shares
	Division (1)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,518	$1,460
Total realized gains (losses) on investments	80,578	17,284
Change in net unrealized appreciation or depreciation of investments	185,101	51,689
Net gains (losses) from investments	271,197	70,433

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	271,197	70,433

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	649,784	561,507
Contract terminations and surrenders	(9,431)	(191)
Death benefit payments	-	-
Policy loan transfers	(27,553)	(1,005)
Transfers to other contracts	(264,829)	(324,865)
Cost of insurance and administration charges	(29,750)	(21,772)
Mortality and expenses charges	(2,789)	(1,708)
Surrender charges	(1,044)	(125)
Increase (decrease) in net assets from policy related transactions	314,388	211,841
Total increase (decrease)	585,585	282,274

Net assets at beginning of period	619,303	337,029
Net assets at end of period	$1,204,888	$619,303

(1) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.
(2) Commenced operations May 21, 2012.

See accompanying notes.

		PIMCO		PIMCO
PIMCO		Commodity		Emerging
All Asset		Real Strategy		Market Bond
Administrative		Administrative		Administrative
Class		Class		Class
Division (2)		Division (2)		Division (2)
2013	2012	2013	2012	2013	2012

$42,408	$70	$1,118	$278	$11,382	$-
(762)	-	(7,258)	454	(32,133)	-
(43,133)	(31)	(4,118)	(2,821)	(9,168)	-
(1,487)	39	(10,258)	(2,089)	(29,919)	-

-	-	-	-	-	-

(1,487)	39	(10,258)	(2,089)	(29,919)	-

1,557,534	3,025	94,559	43,038	564,941	254
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	(5,268)	-
(20,526)	-	(46,364)	(2,541)	(378,116)	-
(7,518)	(13)	(2,214)	(250)	(6,818)	-
(1,000)	(2)	(264)	(31)	(904)	-
-	-	-	-	-	-
1,528,490	3,010	45,717	40,216	173,835	254
1,527,003	3,049	35,459	38,127	143,916	254

3,049	-	38,127	-	254	-
$1,530,052	$3,049	$73,586	$38,127	$144,170	$254

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	PIMCO
	High Yield
	Administrative
	Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$234,014	$155,723
Total realized gains (losses) on investments	138,913	1,016
Change in net unrealized appreciation or depreciation of investments	(135,591)	194,475
Net gains (losses) from investments	237,336	351,214

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	237,336	351,214

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,600,172	3,140,312
Contract terminations and surrenders	(523)	(56,140)
Death benefit payments	-	-
Policy loan transfers	(20,822)	(749)
Transfers to other contracts	(3,077,135)	(1,131,019)
Cost of insurance and administration charges	(121,315)	(100,949)
Mortality and expenses charges	(11,382)	(8,662)
Surrender charges	58	2,683
Increase (decrease) in net assets from policy related transactions	369,053	1,845,476
Total increase (decrease)	606,389	2,196,690

Net assets at beginning of period	3,943,083	1,746,393
Net assets at end of period	$4,549,472	$3,943,083

See accompanying notes.

PIMCO		PIMCO		PIMCO
Real Return		Short-Term		Total Return
Administrative		Administrative		Administrative
Class		Class		Class
Division		Division		Division
2013	2012	2013	2012	2013	2012

$168,940	$82,537	$49,952	$26,285	$698,327	$651,861
(151,990)	579,113	16,762	13,633	423,996	587,129
(1,069,175)	(53,693)	(23,569)	36,212	(1,737,396)	991,337
(1,052,225)	607,957	43,145	76,130	(615,073)	2,230,327

-	-	-	-	-	-

(1,052,225)	607,957	43,145	76,130	(615,073)	2,230,327

6,667,880	6,382,437	13,731,889	3,623,247	12,948,892	17,268,600
(76,001)	(124,215)	(26,185)	(591,680)	(334,581)	(227,271)
(908)	-	-	-	(151)	(7,195)
(125,972)	(7,723)	(55,787)	4,280	(147,289)	10,180
(6,220,748)	(1,513,533)	(8,517,984)	(1,005,705)	(11,721,350)	(5,506,678)
(206,274)	(176,345)	(154,479)	(76,331)	(510,990)	(408,394)
(22,147)	(17,310)	(16,158)	(7,305)	(52,828)	(39,873)
2,115	6,556	(149)	21,677	14,797	12,612
17,945	4,549,867	4,961,147	1,968,183	196,500	11,101,981
(1,034,280)	5,157,824	5,004,292	2,044,313	(418,573)	13,332,308

10,195,920	5,038,096	4,146,275	2,101,962	31,440,849	18,108,541
$9,161,640	$10,195,920	$9,150,567	$4,146,275	$31,022,276	$31,440,849

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal
	LifeTime
	Strategic
	Income
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$207,466	$118,600
Total realized gains (losses) on investments	298,986	150,917
Change in net unrealized appreciation or depreciation of investments	(156,176)	273,077
Net gains (losses) from investments	350,276	542,594

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	350,276	542,594

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,685,004	3,739,244
Contract terminations and surrenders	(710,583)	(285,129)
Death benefit payments	-	(14,431)
Policy loan transfers	(16,939)	(21,899)
Transfers to other contracts	(4,489,223)	(1,438,432)
Cost of insurance and administration charges	(179,183)	(158,248)
Mortality and expenses charges	(20,024)	(16,673)
Surrender charges	18,438	5,427
Increase (decrease) in net assets from policy related transactions	(712,510)	1,809,859
Total increase (decrease)	(362,234)	2,352,453

Net assets at beginning of period	7,113,461	4,761,008
Net assets at end of period	$6,751,227	$7,113,461

See accompanying notes.

Principal		Principal		Principal
LifeTime		LifeTime		LifeTime
2010		2020		2030
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$251,346	$167,438	$1,019,394	$574,656	$640,833	$416,666
312,974	422,875	1,552,739	1,795,115	1,404,010	473,530
466,593	459,214	4,104,134	2,018,176	3,623,086	2,588,642
1,030,913	1,049,527	6,676,267	4,387,947	5,667,929	3,478,838

-	-	-	-	-	-

1,030,913	1,049,527	6,676,267	4,387,947	5,667,929	3,478,838

5,427,730	3,777,209	20,003,191	13,627,034	11,595,436	11,102,175
(525,342)	(1,252,012)	(1,344,843)	(1,806,235)	(1,405,940)	(1,284,769)
(3,452)	(9)	(976)	(13,528)	(63,291)	(32,324)
6,035	3,056	(134,378)	(106,009)	(178,051)	(118,593)
(3,155,484)	(3,703,802)	(8,941,217)	(7,683,866)	(6,737,053)	(4,143,712)
(290,636)	(271,412)	(1,150,159)	(977,957)	(1,190,326)	(1,121,211)
(34,369)	(29,809)	(134,197)	(104,726)	(135,112)	(113,006)
15,121	38,927	10,087	11,640	(46,930)	(59,406)
1,439,603	(1,437,852)	8,307,508	2,946,353	1,838,733	4,229,154
2,470,516	(388,325)	14,983,775	7,334,300	7,506,662	7,707,992

9,319,769	9,708,094	36,710,514	29,376,214	28,564,446	20,856,454
$11,790,285	$9,319,769	$51,694,289	$36,710,514	$36,071,108	$28,564,446

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal
	LifeTime
	2040
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$305,359	$200,414
Total realized gains (losses) on investments	515,655	(42,829)
Change in net unrealized appreciation or depreciation of investments	2,954,167	1,742,851
Net gains (losses) from investments	3,775,181	1,900,436

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	3,775,181	1,900,436

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,050,540	5,540,570
Contract terminations and surrenders	(861,719)	(998,892)
Death benefit payments	(1,002)	(39,441)
Policy loan transfers	(104,700)	(711,345)
Transfers to other contracts	(2,224,404)	(2,563,432)
Cost of insurance and administration charges	(856,041)	(785,505)
Mortality and expenses charges	(95,695)	(77,970)
Surrender charges	(60,573)	(57,142)
Increase (decrease) in net assets from policy related transactions	5,846,406	306,843
Total increase (decrease)	9,621,587	2,207,279

Net assets at beginning of period	13,901,048	11,693,769
Net assets at end of period	$23,522,635	$13,901,048

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal		Principal	Putnam VT
LifeTime		LifeTime	Growth &
2050		2060	Income
Class 1		Class 1	Class IB
Division		Division (1)	Division
2013	2012	2013	2013	2012

$188,217	$121,648	$-	$4,265	$5,330
428,884	20,950	3	35,591	56,858
1,842,707	1,142,301	44	18,957	(9,345)
2,459,808	1,284,899	47	58,813	52,843

-	-	-	-	-

2,459,808	1,284,899	47	58,813	52,843

3,956,103	3,024,382	1,473	130,176	12,753
(497,955)	(400,629)	-	-	-
-	(5,064)	-	-	-
(108,448)	(26,621)	-	(9)	52
(1,468,439)	(833,852)	-	(193,327)	(204,120)
(557,312)	(529,643)	(251)	(2,102)	(4,062)
(64,321)	(53,098)	(20)	(406)	(715)
(22,058)	(65,778)	-	-	-
1,237,570	1,109,697	1,202	(65,668)	(196,092)
3,697,378	2,394,596	1,249	(6,855)	(143,249)

9,682,111	7,287,515	-	193,468	336,717
$13,379,489	$9,682,111	$1,249	$186,613	$193,468

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Putnam VT
	International
	Equity
	Class IB
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$16,468	$26,848
Total realized gains (losses) on investments	48,674	(11,951)
Change in net unrealized appreciation or depreciation of investments	224,671	190,153
Net gains (losses) from investments	289,813	205,050

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	289,813	205,050

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	445,871	335,422
Contract terminations and surrenders	(68,246)	(180,209)
Death benefit payments	-	-
Policy loan transfers	14,787	1,399
Transfers to other contracts	(222,987)	(530,330)
Cost of insurance and administration charges	(24,128)	(23,851)
Mortality and expenses charges	(3,666)	(3,365)
Surrender charges	517	4,535
Increase (decrease) in net assets from policy related transactions	142,148	(396,399)
Total increase (decrease)	431,961	(191,349)

Net assets at beginning of period	944,226	1,135,575
Net assets at end of period	$1,376,187	$944,226

See accompanying notes.

				SAM
Putnam VT		Real Estate		Balanced
Voyager		Securities		Portfolio
Class IB		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$179,911	$71,805	$775,345	$750,746	$1,351,029	$214,183
810,885	145,203	4,428,565	1,176,480	2,399,466	1,018,796
7,377,774	2,613,691	(2,921,209)	6,039,210	4,036,765	2,327,630
8,368,570	2,830,699	2,282,701	7,966,436	7,787,260	3,560,609

-	-	-	-	-	-

8,368,570	2,830,699	2,282,701	7,966,436	7,787,260	3,560,609

3,471,076	3,019,818	26,986,266	26,730,896	30,095,377	12,425,875
(1,507,855)	(1,856,700)	(3,601,961)	(3,904,689)	(3,436,186)	(1,113,962)
(140,414)	(33,467)	(73,940)	(52,476)	(172,338)	(1,468)
(166,078)	(263,999)	(343,010)	(322,350)	(383,943)	1,395
(2,319,483)	(2,675,246)	(23,027,836)	(18,870,409)	(5,139,911)	(5,512,341)
(1,093,178)	(1,208,513)	(1,874,157)	(1,841,280)	(2,358,058)	(1,784,733)
(67,089)	(67,579)	(192,480)	(172,832)	(200,235)	(140,430)
(7,218)	(19,118)	58,955	(56,430)	(177,558)	(132,421)
(1,830,239)	(3,104,804)	(2,068,163)	1,510,430	18,227,148	3,741,915
6,538,331	(274,105)	214,538	9,476,866	26,014,408	7,302,524

20,012,606	20,286,711	55,074,145	45,597,279	33,720,155	26,417,631
$26,550,937	$20,012,606	$55,288,683	$55,074,145	$59,734,563	$33,720,155

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM
	Conservative
	Balanced
	Portfolio
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$706,433	$158,162
Total realized gains (losses) on investments	723,973	638,643
Change in net unrealized appreciation or depreciation of investments	1,178,760	994,599
Net gains (losses) from investments	2,609,166	1,791,404

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,609,166	1,791,404

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,329,840	9,555,181
Contract terminations and surrenders	(491,826)	(371,522)
Death benefit payments	(40,373)	(62)
Policy loan transfers	(37,412)	(43,112)
Transfers to other contracts	(3,464,976)	(4,626,123)
Cost of insurance and administration charges	(804,741)	(696,763)
Mortality and expenses charges	(69,371)	(52,823)
Surrender charges	(3,920)	(23,859)
Increase (decrease) in net assets from policy related transactions	5,417,221	3,740,917
Total increase (decrease)	8,026,387	5,532,321

Net assets at beginning of period	19,343,412	13,811,091
Net assets at end of period	$27,369,799	$19,343,412

See accompanying notes.

SAM		SAM		SAM
Conservative		Flexible		Strategic
Growth		Income		Growth
Portfolio		Portfolio		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$665,812	$135,528	$524,481	$137,182	$541,275	$69,558
1,292,260	1,526,163	662,512	385,303	1,337,160	1,035,017
5,563,228	2,115,808	(89,793)	668,704	7,284,021	3,011,886
7,521,300	3,777,499	1,097,200	1,191,189	9,162,456	4,116,461

-	-	-	-	-	-

7,521,300	3,777,499	1,097,200	1,191,189	9,162,456	4,116,461

10,898,166	9,122,998	6,131,532	7,059,560	10,373,291	9,784,537
(851,005)	(750,264)	(1,077,206)	(743,983)	(965,992)	(882,629)
(4,830)	(73,376)	(9,363)	(1,160)	(6,641)	(30,361)
(296,111)	(194,381)	1,924	27,591	(524,939)	(165,734)
(3,260,963)	(5,464,539)	(5,820,066)	(2,320,741)	(3,602,612)	(3,693,502)
(1,739,842)	(1,741,683)	(625,639)	(529,422)	(1,939,673)	(1,815,784)
(157,245)	(131,387)	(61,058)	(45,594)	(178,780)	(143,537)
(145,550)	(216,939)	(102,792)	(59,805)	(169,264)	(171,830)
4,442,620	550,429	(1,562,668)	3,386,446	2,985,390	2,881,160
11,963,920	4,327,928	(465,468)	4,577,635	12,147,846	6,997,621

30,335,287	26,007,359	14,882,449	10,304,814	32,092,079	25,094,458
$42,299,207	$30,335,287	$14,416,981	$14,882,449	$44,239,925	$32,092,079

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Short-Term
	Income
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$406,401	$395,617
Total realized gains (losses) on investments	213,855	138,703
Change in net unrealized appreciation or depreciation of investments	(368,368)	327,902
Net gains (losses) from investments	251,888	862,222

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	251,888	862,222

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,954,592	15,303,804
Contract terminations and surrenders	(1,017,532)	(1,868,895)
Death benefit payments	(320,952)	(3,938)
Policy loan transfers	(150,275)	45,090
Transfers to other contracts	(9,502,298)	(8,446,329)
Cost of insurance and administration charges	(672,300)	(653,059)
Mortality and expenses charges	(66,716)	(59,581)
Surrender charges	(51,598)	(64,216)
Increase (decrease) in net assets from policy related transactions	2,172,921	4,252,876
Total increase (decrease)	2,424,809	5,115,098

Net assets at beginning of period	21,065,229	15,950,131
Net assets at end of period	$23,490,038	$21,065,229

See accompanying notes.

SmallCap		SmallCap		SmallCap
Blend		Growth II		Value I
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$82,778	$(863)	$(192)	$(159)	$322,903	$197,886
627,740	142,135	1,712,598	769,762	1,896,305	551,690
9,153,711	2,637,004	7,260,446	2,205,081	7,773,478	4,127,782
9,864,229	2,778,276	8,972,852	2,974,684	9,992,686	4,877,358

-	-	-	-	-	-

9,864,229	2,778,276	8,972,852	2,974,684	9,992,686	4,877,358

2,666,447	1,994,261	4,687,164	3,706,784	5,139,912	4,354,324
(632,244)	(1,041,109)	(1,222,389)	(1,137,506)	(1,698,013)	(2,044,460)
(67,221)	(1,993)	(143,598)	(24,031)	(237,689)	(19,185)
(138,588)	(68,981)	(259,406)	(181,681)	(245,720)	(202,590)
(1,769,342)	(1,459,429)	(3,836,961)	(2,851,335)	(4,002,904)	(4,040,962)
(723,417)	(720,328)	(860,394)	(908,860)	(1,037,726)	(1,065,055)
(54,815)	(57,542)	(70,526)	(66,373)	(95,367)	(88,162)
(15,483)	(19,841)	(23,253)	(16,687)	(28,702)	(47,468)
(734,663)	(1,374,962)	(1,729,363)	(1,479,689)	(2,206,209)	(3,153,558)
9,129,566	1,403,314	7,243,489	1,494,995	7,786,477	1,723,800

20,794,066	19,390,752	20,017,913	18,522,918	25,636,194	23,912,394
$29,923,632	$20,794,066	$27,261,402	$20,017,913	$33,422,671	$25,636,194

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	T. Rowe Price
	Equity Income
	Portfolio II
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$32,438	$30,158
Total realized gains (losses) on investments	108,178	6,021
Change in net unrealized appreciation or depreciation of investments	450,120	202,394
Net gains (losses) from investments	590,736	238,573

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	590,736	238,573

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,376,303	727,686
Contract terminations and surrenders	(6,648)	(28,367)
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(1,388,567)	(512,953)
Cost of insurance and administration charges	(33,300)	(24,977)
Mortality and expenses charges	(4,408)	(3,020)
Surrender charges	245	1,028
Increase (decrease) in net assets from policy related transactions	943,625	159,397
Total increase (decrease)	1,534,361	397,970

Net assets at beginning of period	1,713,021	1,315,051
Net assets at end of period	$3,247,382	$1,713,021

See accompanying notes.

Templeton
Developing		Templeton		Templeton
Markets		Foreign		Global Bond
Securities		Securities		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$149,512	$98,364	$334,884	$332,775	$775,662	$636,387
(87,168)	49,379	402,614	(26,551)	(1,849)	33,576
(93,355)	669,905	2,001,829	1,477,888	(556,460)	775,413
(31,011)	817,648	2,739,327	1,784,112	217,353	1,445,376

-	-	-	-	-	-

(31,011)	817,648	2,739,327	1,784,112	217,353	1,445,376

2,533,007	1,946,477	4,031,106	4,132,691	8,087,603	7,009,024
(245,559)	(2,867)	(2,278,649)	(540,221)	(144,534)	(308,566)
(5,999)	(20,743)	(752)	(11,482)	(227)	-
1,101	11,282	4,868	1,965	(183,509)	(72,579)
(1,526,308)	(1,564,954)	(2,362,254)	(3,199,896)	(5,571,345)	(2,268,893)
(157,780)	(149,630)	(220,289)	(177,460)	(359,469)	(254,974)
(18,419)	(16,058)	(23,390)	(17,354)	(37,504)	(24,702)
8,079	103	130,965	20,391	(1,963)	1,058
588,122	203,610	(718,395)	208,634	1,789,052	4,080,368
557,111	1,021,258	2,020,932	1,992,746	2,006,405	5,525,744

6,578,216	5,556,958	11,460,136	9,467,390	13,681,642	8,155,898
$7,135,327	$6,578,216	$13,481,068	$11,460,136	$15,688,047	$13,681,642

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	TOPS
	Managed Risk
	Balanced ETF
	Class 2
	Division (1) (4)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,162	$23
Total realized gains (losses) on investments	3,612	4
Change in net unrealized appreciation or depreciation of investments	5,460	2,557
Net gains (losses) from investments	10,234	2,584

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	10,234	2,584

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	115,244	93,697
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(52,576)	-
Cost of insurance and administration charges	(5,730)	(1,228)
Mortality and expenses charges	(518)	(77)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	56,420	92,392
Total increase (decrease)	66,654	94,976

Net assets at beginning of period	94,976	-
Net assets at end of period	$161,630	$94,976

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(3) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.
(4) Commenced operations May 21, 2012.

See accompanying notes.

		TOPS
TOPS		Managed Risk		Van Eck
Managed Risk		Moderate		Global
Growth ETF		Growth ETF		Hard Assets
Class 2		Class 2		Initial Class
Division (2) (4)		Division (3) (4)		Division
2013	2012	2013	2012	2013	2012

$27,754	$119	$1,795	$104	$48,499	$42,835
19,315	1,741	566	103	(286,346)	206,833
409,677	91,759	22,064	5,950	971,576	(122,857)
456,746	93,619	24,425	6,157	733,729	126,811

-	-	-	-	-	-

456,746	93,619	24,425	6,157	733,729	126,811

431,803	2,777,985	99,810	159,650	3,386,855	5,238,340
(13,452)	-	-	-	(110,712)	(141,301)
-	-	-	-	(77)	-
(19,081)	(2,143)	773	(1,915)	(35,250)	639
(77,228)	(17,136)	(6,211)	(400)	(2,958,770)	(2,292,718)
(114,690)	(19,181)	(12,868)	(4,948)	(122,242)	(111,613)
(8,492)	(1,147)	(1,116)	(317)	(14,331)	(12,056)
(889)	-	-	-	3,291	3,375
197,971	2,738,378	80,388	152,070	148,764	2,684,666
654,717	2,831,997	104,813	158,227	882,493	2,811,477

2,831,997	-	158,227	-	7,104,405	4,292,928
$3,486,714	$2,831,997	$263,040	$158,227	$7,986,898	$7,104,405

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Van Eck
	Global
	Hard Assets
	Service Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,129	$4,851
Total realized gains (losses) on investments	(15,306)	(10,482)
Change in net unrealized appreciation or depreciation of investments	94,474	(12,572)
Net gains (losses) from investments	84,297	(18,203)

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	84,297	(18,203)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	291,704	952,933
Contract terminations and surrenders	(10,820)	(25,037)
Death benefit payments	-	-
Policy loan transfers	(10,540)	(5,888)
Transfers to other contracts	(427,829)	(168,796)
Cost of insurance and administration charges	(40,934)	(29,914)
Mortality and expenses charges	(3,238)	(2,145)
Surrender charges	(559)	(943)
Increase (decrease) in net assets from policy related transactions	(202,216)	720,210
Total increase (decrease)	(117,919)	702,007

Net assets at beginning of period	991,870	289,863
Net assets at end of period	$873,951	$991,870

See accompanying notes.

				Vanguard
Vanguard		Vanguard		VIF
VIF		VIF Equity		Mid-Cap
Balanced		Index		Index
Division		Division		Division
2013	2012	2013	2012	2013	2012

$1,030,549	$1,039,147	$1,130,171	$1,015,431	$281,261	$225,100
4,479,045	652,491	6,610,542	2,727,815	3,144,479	1,715,037
2,126,166	2,832,417	10,779,874	3,922,548	4,862,696	1,031,975
7,635,760	4,524,055	18,520,587	7,665,794	8,288,436	2,972,112

-	-	-	-	-	-

7,635,760	4,524,055	18,520,587	7,665,794	8,288,436	2,972,112

30,572,061	27,855,547	31,322,674	17,652,146	15,218,807	9,264,395
(3,997,735)	(3,673,447)	(4,089,659)	(3,894,865)	(945,002)	(1,527,016)
(10,314)	(32,901)	(18,751)	(102,809)	(13,841)	(27,466)
(29,259)	85,430	(228,574)	153,032	(158,918)	(70,612)
(28,791,081)	(23,174,215)	(23,355,808)	(12,322,023)	(9,593,501)	(6,497,604)
(875,665)	(881,587)	(1,272,548)	(1,172,862)	(557,133)	(482,480)
(125,809)	(113,639)	(170,279)	(140,687)	(71,701)	(56,851)
57,416	80,767	146,650	88,874	24,187	39,097
(3,200,386)	145,955	2,333,705	260,806	3,902,898	641,463
4,435,374	4,670,010	20,854,292	7,926,600	12,191,334	3,613,575

39,870,521	35,200,511	55,520,636	47,594,036	22,270,898	18,657,323
$44,305,895	$39,870,521	$76,374,928	$55,520,636	$34,462,232	$22,270,898

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Wells Fargo
	Advantage VT
	Index Asset
	Allocation
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,470	$18,483
Total realized gains (losses) on investments	140,359	50,639
Change in net unrealized appreciation or depreciation of investments	65,844	73,512
Net gains (losses) from investments	224,673	142,634

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	224,673	142,634

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	721,784	719,307
Contract terminations and surrenders	(165,146)	(63,527)
Death benefit payments	-	-
Policy loan transfers	32,640	(273,486)
Transfers to other contracts	(755,893)	(200,075)
Cost of insurance and administration charges	(63,385)	(69,907)
Mortality and expenses charges	(5,710)	(6,121)
Surrender charges	(1,345)	(7,472)
Increase (decrease) in net assets from policy related transactions	(237,055)	98,719
Total increase (decrease)	(12,382)	241,353

Net assets at beginning of period	1,254,699	1,013,346
Net assets at end of period	$1,242,317	$1,254,699

See accompanying notes.

Wells Fargo		Wells Fargo
Advantage VT		Advantage VT
Intrinsic		Omega
Value		Growth
Class 2		Class 2
Division		Division
2013	2012	2013	2012

$7,175	$9,379	$5,226	$(51)
49,007	130,820	662,191	402,538
157,896	15,837	756,250	92,036
214,078	156,036	1,423,667	494,523

-	-	-	-

214,078	156,036	1,423,667	494,523

729,750	210,346	1,636,108	1,439,724
(1,842)	(67,755)	(74,118)	(49,863)
-	-	(146,255)	-
16,380	(221,701)	(137,010)	(12,809)
(303,928)	(92,682)	(788,809)	(373,555)
(263,793)	(251,310)	(104,490)	(82,270)
(4,193)	(3,944)	(10,903)	(7,646)
(94)	(7,634)	(7,827)	(1,830)
172,280	(434,680)	366,696	911,751
386,358	(278,644)	1,790,363	1,406,274

656,878	935,522	3,704,955	2,298,681
$1,043,236	$656,878	$5,495,318	$3,704,955

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2013, contractholder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. - Class 1: (1)
Balanced Account
Bond & Mortgage Securities Account
Bond Market Index Account (8)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account (15)
Money Market Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account (9)
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management Balanced Portfolio
Strategic Asset Management Conservative Balanced Portfolio
Strategic Asset Management Conservative Growth Portfolio
Strategic Asset Management Flexible Income Portfolio
Strategic Asset Management Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio - Class A
International Growth Portfolio - Class A
International Value Portfolio - Class A
Small Cap Growth Portfolio - Class A
Small/Mid Cap Value Portfolio - Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

American Century Investments®:
VP Income & Growth Fund - Class 1
VP Income & Growth Fund - Class 2
VP Inflation Protection Fund - Class 2 (4)
VP International Fund - Class 2
VP Mid Cap Value Fund - Class 2
VP Ultra Fund® - Class 1
VP Ultra Fund® - Class 2
VP Value Fund - Class 2
VP Vistasm Fund - Class 2
Calvert VP Portfolio:
EAFE International Index Portfolio - Class F
Income Portfolio
Russell 2000 Small Cap Index Portfolio - Class F
S&P MidCap 400 Index Portfolio - Class F
SRI Equity Portfolio (4)
ClearBridge Small Cap Growth Series I (9) Delaware VIP® Small Cap Value Series Service Class (4) Delaware VIP® Smid Cap Growth Series Service Class (6)
Dreyfus Investment Portfolios Core Value Portfolio - Service Shares
Dreyfus IP Technology Growth - Service Shares (8) The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio - Service Shares
Opportunistic Small Cap Portfolio - Service Shares
Quality Bond Portfolio - Service Shares DWS Alternative Asset Allocation - Class B (9)
DWS Small Mid Cap Value VIP - Class B (10)
Fidelity® Variable Insurance Products Fund:
Asset Manager Portfolio - Service Class 2
Contrafund® Portfolio - Initial Class
Contrafund® Portfolio - Service Class 2
Equity-Income Portfolio - Initial Class
Equity-Income Portfolio - Service Class 2
Growth Portfolio - Service Class 2
High Income Portfolio - Initial Class
High Income Portfolio - Service Class 2
Mid Cap Portfolio - Service Class 2
Franklin Templeton Variable Insurance Product Trust:
Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities Fund - Class 2
Templeton Global Bond Securities Fund - Class 2
Franklin Income Securities Fund - Class 2
Mutual Global Discovery Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2
Franklin Rising Dividends Securities Fund - Class 2
Franklin Small Cap Value Securities Fund - Class 2
Franklin Strategic Income Securities Fund - Class 2
Franklin U.S. Government Fund - Class 2 (3)
Goldman Sachs Variable Insurance Trust, Structured Small Cap Equity Fund - Institutional Shares

Invesco Variable Insurance Fund:
American Franchise Series I (7) (11) American Franchise Series II (7) (12) Core Equity Fund - Series I Shares
Core Equity Fund - Series II Shares Global Real Estate Fund - Series I Shares (9)
Global Health Care Fund - Series I Shares
International Growth Fund - Series I Shares
Mid Cap Core Equity Fund - Series II Shares
Mid Cap Growth Series I (7) (13) Small Cap Equity Fund - Series I Shares
Technology Fund - Series I Shares
Janus Aspen Series:
Janus Aspen Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares
Janus Aspen Flexible Bond Portfolio - Service Shares
Janus Aspen Forty Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares (14) Janus Aspen Overseas Portfolio - Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares (2)
Small Cap Core Portfolio - Class 1 Shares (2)
MFS ® Variable Insurance Trust:
Global Equity Series - Service Class
Growth Series - Service Class
International Value - Service Class (9) Mid Cap Growth Series - Service Class
New Discovery Series - Service Class
Research International Series - Service Class
Total Return Series - Service Class
Utilities Series - Service Class
Value Series - Service Class
Neuberger Berman Advisors Management Trust:
Guardian Portfolio - I Class Shares
Large Cap Value - I Class Shares
Small - Cap Growth Portfolio - S Class Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (16)
PIMCO Variable Insurance Trust:
All Asset - Administrative Class (8) Commodity Real Strategy - Administrative Class (8) Emerging Market Bond - Administrative Class (8) High Yield Portfolio - Administrative Class (3)
Real Return Portfolio - Administrative Class (3)
Short-Term Portfolio - Administrative Class (3)
Total Return Portfolio - Administrative Class (3)
Putnam Variable Trust:
Growth & Income Fund - Class IB
International Equity Fund - Class IB
Voyager Fund - Class IB
T. Rowe Price Equity Series, Inc.

Equity Income Portfolio - II TOPS Managed Risk Balanced ETF - Class 2 (8) (17) TOPS Managed Risk Growth ETF - Class 2 (8) (18) TOPS Managed Risk Moderate Growth ETF - Class 2 (8) (19)
Van Eck VIP Trust:
Global Hard Assets Fund - Initial Class Shares Global Hard Assets Fund - Service Class Shares (6)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wells Fargo Advantage Variable Trust Funds®:
Index Asset Allocation Fund - Class 2
Intrinsic Value Fund - Class 2 (5)
Omega Growth Fund - Class 2 (5)

(1)	Organized by Principal Life Insurance Company.

(2)	Commencement of operations, April 24, 2009.

(3)	Commencement of operations, November 23, 2009.

(4)	Commencement of operations, May 24, 2010.

(5)	Commencement of operations, July 16, 2010.

(6)	Commencement of operations, May 23, 2011.

(7)	Commencement of operations, April 27, 2012.

(8)	Commencement of operations, May 21, 2012.

(9)	Commencement of operations, May 20, 2013.

(10)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

(11)	Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.

(12)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.

(13)	Represented the operations of Invesco Van Kampen Mid Cap Growth Series I Division until May 20, 2013.

(14)	Represented the operations of Janus Aspen Worldwide Service Shares Division until May 20, 2013.

(15)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(16)    Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until
May 20, 2013.

(17)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.

(18)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.

(19)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Benefit Variable Universal Life contracts, Benefit Variable Universal Life II contracts, Executive Variable Universal Life contracts, Executive Variable Universal Life II contracts, Flexible Variable Life contracts, PrinFlex Life® contracts, Survivorship Flexible Premium Variable Universal Life contracts, Variable Universal Life Accumulator contracts, Variable Universal Life Accumulator II contracts, Variable Universal Life Income contracts, and Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2013. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to the Separate Account. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to the Separate Account within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statements of Operations and the Statements of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Benefit Variable Universal Life contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.0% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Benefit Variable Universal Life II contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life contracts - For policies issued prior to April 1, 2007, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued April 1, 2007 and after, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life II contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Flexible Variable Life contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.0% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

PrinFlex Life® contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Survivorship Flexible Premium Variable Universal Life contracts - Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.08 per $1,000 of face amount. The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) there is an additional monthly charge of $0.04 per $1,000 of face amount. After policy year 21, there is an additional monthly charge of $0.02 per $1,000 of face amount. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.0% of premiums paid less than or equal to target premium and 2.0% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.0% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator contracts - Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator II contracts - Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Variable Universal Life Income contracts - Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income II contracts - For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2013, management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.03% of the average daily net assets of the Principal Lifetime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

The annual rates used in this calculation for each of the other accounts are shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts (in millions)
			Next $1	Next $1	Over $3
	First $500	Next $500	billion	billion	billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	First $2 billion	Over $2 billion		Overall Fee
Government & High Quality Bond Account	0.50%	0.45%	Bond Market Index Account	0.25%
			LargeCap S&P 500 Index Account	0.25

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the Separate Accounts through the period ended April 30, 2014. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account I	0.100
SmallCap Value Account I	0.020

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II. The expense limit will reduce the Separate Account’s management fees by 0.080% through the period ended April 30, 2014.

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2013 through December 31, 2013
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	0.13%	N/A	April 30, 2014
SmallCap Value Account I	0.99	1.24%	April 30, 2014

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2014.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2013:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	$2,865	$291
Executive Variable Universal Life II	136,994	98,060

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	5,112	5,295
Executive Variable Universal Life II	168,800	87,654

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	441	2,303
Executive Variable Universal Life	98,893	139,210
Executive Variable Universal Life II	13,444	10,474
Principal Variable Universal Life Income II	155,408	111,109

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	78,942	27,979
Executive Variable Universal Life II	1,436,774	858,979
Principal Variable Universal Life Income II	172,890	141,131

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	113,314	101,008
Executive Variable Universal Life II	992,248	662,162
Principal Variable Universal Life Income II	130,946	82,172

American Century VP Income & Growth Class I Division:
Flexible Variable Life	3,126	1,991
PrinFlex Life®	312,311	385,928
Survivorship Flexible Premium Variable Universal Life	19,772	7,578
Principal Variable Universal Life Accumulator	142,423	183,745

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	30,350	119,162
Benefit Variable Universal Life II	19,697	2,091
Executive Variable Universal Life	758,358	273,289
Executive Variable Universal Life II	37,730	14,940
Principal Variable Universal Life Accumulator II	102,676	147,082
Principal Variable Universal Life Income	225,302	174,536
Principal Variable Universal Life Income II	124,338	30,907

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
American Century VP Inflation Protection Class II Division:
Flexible Variable Life	$610	$4,894
PrinFlex Life®	196,043	422,869
Survivorship Flexible Premium Variable Universal Life	11,321	4,183
Principal Variable Universal Life Accumulator	39,335	160,977
Principal Variable Universal Life Accumulator II	108,111	160,616
Principal Variable Universal Life Income	132,484	152,243
Principal Variable Universal Life Income II	230,134	248,288

American Century VP International Class II Division:
Benefit Variable Universal Life	98,442	33,135
Benefit Variable Universal Life II	2,350	136
Executive Variable Universal Life	70,548	387,357
Executive Variable Universal Life II	195,526	118,269

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	212,035	130,927
Benefit Variable Universal Life II	207,274	119,923
Executive Variable Universal Life	11,412,688	11,267,638
Executive Variable Universal Life II	2,704,407	1,617,952
Flexible Variable Life	4,750	234
PrinFlex Life®	215,524	19,635
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	84,079	18,622
Principal Variable Universal Life Accumulator II	119,169	42,962
Principal Variable Universal Life Income	23,751	15,885
Principal Variable Universal Life Income II	136,309	69,117

American Century VP Ultra Class I Division:
Flexible Variable Life	7,175	1,982
PrinFlex Life®	133,778	194,488
Survivorship Flexible Premium Variable Universal Life	1,913	31,119
Principal Variable Universal Life Accumulator	64,281	86,383

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	41,332	45,746
Executive Variable Universal Life	105,380	875,355
Principal Variable Universal Life Accumulator II	127,076	188,865
Principal Variable Universal Life Income	114,469	126,217

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
American Century VP Value Class II Division:
Benefit Variable Universal Life	$369,748	$563,957
Benefit Variable Universal Life II	114,565	32,036
Executive Variable Universal Life	6,915,955	6,883,917
Executive Variable Universal Life II	1,829,077	1,477,307
Flexible Variable Life	3,841	1,503
PrinFlex Life®	372,999	305,158
Survivorship Flexible Premium Variable Universal Life	223,051	201,250
Principal Variable Universal Life Accumulator	113,861	213,847
Principal Variable Universal Life Accumulator II	341,804	350,457
Principal Variable Universal Life Income	263,521	272,577
Principal Variable Universal Life Income II	280,708	107,020

American Century VP Vista Class II Division:
Benefit Variable Universal Life	63,666	83,028
Benefit Variable Universal Life II	2,262	2,528
Executive Variable Universal Life	121,910	7,626
Executive Variable Universal Life II	32,403	36,872
Principal Variable Universal Life Income II	14,840	9,446

Balanced Class 1 Division:
Flexible Variable Life	173,146	358,351
PrinFlex Life®	1,431,752	1,765,359
Survivorship Flexible Premium Variable Universal Life	255,317	234,908
Principal Variable Universal Life Accumulator	110,540	149,657
Principal Variable Universal Life Accumulator II	268,922	180,185
Principal Variable Universal Life Income	193,821	152,335

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	1,473,256	2,132,663
Benefit Variable Universal Life II	92,158	90,899
Executive Variable Universal Life	4,465,113	7,192,375
Executive Variable Universal Life II	1,274,616	890,967
Flexible Variable Life	111,609	184,311
PrinFlex Life®	3,071,703	3,137,727
Survivorship Flexible Premium Variable Universal Life	162,381	307,934
Principal Variable Universal Life Accumulator	463,421	597,921
Principal Variable Universal Life Accumulator II	1,344,599	1,285,651
Principal Variable Universal Life Income	1,092,005	854,921
Principal Variable Universal Life Income II	536,505	394,872

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	83,368	5,261
Benefit Variable Universal Life II	7,276	497
Executive Variable Universal Life	465,762	202,410
Executive Variable Universal Life II	479,752	201,708

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	$40,218	$14,419
Executive Variable Universal Life II	569,259	205,824

Calvert Income Division:
Benefit Variable Universal Life II	550	36
Executive Variable Universal Life II	40,686	21,007
Principal Variable Universal Life Income II	229,193	200,663

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	684,028	302,184
Benefit Variable Universal Life II	115,096	63,175
Executive Variable Universal Life	4,525,257	4,387,375
Executive Variable Universal Life II	2,312,312	925,005
Principal Variable Universal Life Accumulator II	74,840	14,568
Principal Variable Universal Life Income	130,078	94,599
Principal Variable Universal Life Income II	311,032	210,626

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	25,652	42,668
Principal Variable Universal Life Income	104,243	52,382
Principal Variable Universal Life Income II	408,972	287,119

Calvert SRI Equity Division:
Flexible Variable Life	-	-
PrinFlex Life®	47,595	2,543
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	25,320	1,019
Principal Variable Universal Life Accumulator II	1,901	26,694
Principal Variable Universal Life Income	6,717	43,808
Principal Variable Universal Life Income II	23,330	9,186

ClearBridge Small Cap Growth Series I Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	259	1
Executive Variable Universal Life	1,303,216	664,186
Executive Variable Universal Life II	210,339	27,636

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	$120,902	$56,544
Benefit Variable Universal Life II	110,804	49,672
Executive Variable Universal Life	1,698,537	893,259
Executive Variable Universal Life II	3,091,540	1,911,545
Flexible Variable Life	24,716	6,183
PrinFlex Life®	212,090	80,273
Survivorship Flexible Premium Variable Universal Life	50,959	51,404
Principal Variable Universal Life Accumulator	129,019	65,782
Principal Variable Universal Life Accumulator II	55,921	33,827
Principal Variable Universal Life Income	110,047	39,883
Principal Variable Universal Life Income II	129,385	44,857

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	5,709	312
PrinFlex Life®	217,943	118,012
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	36,744	26,454
Principal Variable Universal Life Accumulator II	136,622	187,752
Principal Variable Universal Life Income	53,671	50,851
Principal Variable Universal Life Income II	54,036	20,562

Diversified International Class 1 Division:
Benefit Variable Universal Life	1,491,210	1,533,230
Benefit Variable Universal Life II	291,044	150,852
Executive Variable Universal Life	14,350,942	16,764,995
Executive Variable Universal Life II	4,667,045	2,571,282
Flexible Variable Life	27,213	20,301
PrinFlex Life®	5,622,641	8,366,365
Survivorship Flexible Premium Variable Universal Life	564,936	915,541
Principal Variable Universal Life Accumulator	1,169,974	1,224,192
Principal Variable Universal Life Accumulator II	2,333,499	2,318,878
Principal Variable Universal Life Income	3,053,061	2,593,504
Principal Variable Universal Life Income II	668,068	272,154

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	79	9,022
Benefit Variable Universal Life II	1,244	11
Executive Variable Universal Life	128,657	15,440
Executive Variable Universal Life II	13,945	35

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	15,758	4,500
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	130,905	12,987

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	$41,701	$38,361
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	72,323	110,933
Executive Variable Universal Life II	13,778	9,214

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	322,652	276,612
Benefit Variable Universal Life II	40,855	12,696
Executive Variable Universal Life	583,092	289,905
Executive Variable Universal Life II	523,951	373,011

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	136,922	119,198
Executive Variable Universal Life	179,810	24,687
Principal Variable Universal Life Accumulator II	311,668	392,554
Principal Variable Universal Life Income	240,252	318,899

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	90,854	11,578
Executive Variable Universal Life	541,677	1,357,401

DWS Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	60,368	36,778

DWS Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	14,588	153,946
Benefit Variable Universal Life II	24,292	15,024
Executive Variable Universal Life	321,442	591,623
Executive Variable Universal Life II	256,564	524,165
Flexible Variable Life	5,703	77
PrinFlex Life®	57,972	13,202
Survivorship Flexible Premium Variable Universal Life	20,000	-
Principal Variable Universal Life Accumulator	15,149	20,088
Principal Variable Universal Life Accumulator II	69,106	8,553
Principal Variable Universal Life Income	74,977	434
Principal Variable Universal Life Income II	82,233	63,660

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Equity Income Class 1 Division:
Benefit Variable Universal Life	$272,334	$331,203
Benefit Variable Universal Life II	239,995	90,111
Executive Variable Universal Life	2,584,790	1,541,960
Executive Variable Universal Life II	4,303,592	2,600,211
Flexible Variable Life	20,492	8,342
PrinFlex Life®	1,687,281	1,956,365
Survivorship Flexible Premium Variable Universal Life	127,690	292,909
Principal Variable Universal Life Accumulator	354,716	387,315
Principal Variable Universal Life Accumulator II	1,099,049	1,098,580
Principal Variable Universal Life Income	1,151,777	1,059,628
Principal Variable Universal Life Income II	243,360	105,216

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	150,896	261,566
Executive Variable Universal Life	366,522	86,865

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	37,989	15,808
PrinFlex Life®	5,001,862	9,449,226
Survivorship Flexible Premium Variable Universal Life	208,020	490,058
Principal Variable Universal Life Accumulator	570,294	904,075

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	1,826,225	2,136,131
Benefit Variable Universal Life II	293,184	199,714
Executive Variable Universal Life	31,099,362	36,833,582
Executive Variable Universal Life II	3,771,501	1,547,470
Principal Variable Universal Life Accumulator II	952,332	1,147,968
Principal Variable Universal Life Income	1,316,225	1,400,561
Principal Variable Universal Life Income II	855,947	496,517

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	8,625	2,138
PrinFlex Life®	3,120,777	3,553,511
Survivorship Flexible Premium Variable Universal Life	212,871	158,894
Principal Variable Universal Life Accumulator	468,781	541,340

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	534,751	374,378
Benefit Variable Universal Life II	49,279	35,974
Executive Variable Universal Life	1,889,254	3,266,173
Executive Variable Universal Life II	703,987	346,185
Principal Variable Universal Life Accumulator II	1,138,971	1,119,328
Principal Variable Universal Life Income	934,627	715,740
Principal Variable Universal Life Income II	363,945	102,064

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	$377,817	$210,272
Executive Variable Universal Life	1,387,718	3,600,299
Flexible Variable Life	2,530	916
PrinFlex Life®	209,224	347,522
Survivorship Flexible Premium Variable Universal Life	13,110	184,135
Principal Variable Universal Life Accumulator	64,631	144,416
Principal Variable Universal Life Accumulator II	192,132	428,095
Principal Variable Universal Life Income	418,845	361,201

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	24,046	2,405
PrinFlex Life®	1,817,701	2,116,005
Survivorship Flexible Premium Variable Universal Life	587,910	521,130
Principal Variable Universal Life Accumulator	168,798	225,352

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	1,343,255	1,642,052
Benefit Variable Universal Life II	520,744	482,297
Executive Variable Universal Life	9,262,332	8,921,296
Executive Variable Universal Life II	2,012,252	1,057,996
Principal Variable Universal Life Accumulator II	346,527	616,224
Principal Variable Universal Life Income	212,843	171,318
Principal Variable Universal Life Income II	1,939,662	1,632,554

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	1,524,977	1,234,944
Benefit Variable Universal Life II	404,836	279,165
Executive Variable Universal Life	16,488,183	16,749,423
Executive Variable Universal Life II	3,551,941	3,728,520
Principal Variable Universal Life Accumulator II	600,981	360,905
Principal Variable Universal Life Income	1,101,138	789,858
Principal Variable Universal Life Income II	557,765	248,706

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	747,852	685,278
Benefit Variable Universal Life II	274,215	45,609
Executive Variable Universal Life	3,469,962	3,745,877
Executive Variable Universal Life II	1,334,051	790,085

Franklin Mutual Global Discovery Securities Class 2 Division:
Benefit Variable Universal Life	805,518	295,739
Benefit Variable Universal Life II	232,572	56,810
Executive Variable Universal Life	8,497,811	6,407,280
Executive Variable Universal Life II	3,379,422	1,407,175
Principal Variable Universal Life Income II	388,171	161,302

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	$493,879	$601,778
Benefit Variable Universal Life II	27,430	3,361
Executive Variable Universal Life	2,354,493	2,182,447
Executive Variable Universal Life II	1,509,315	908,274

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	576,659	271,059
Benefit Variable Universal Life II	95,721	17,341
Executive Variable Universal Life	2,068,582	1,080,148
Executive Variable Universal Life II	2,867,970	1,302,988
Principal Variable Universal Life Income II	560,776	354,886

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	502,229	498,900
Benefit Variable Universal Life II	173,934	103,269
Executive Variable Universal Life	3,853,486	3,864,563
Executive Variable Universal Life II	2,003,417	1,383,690
Flexible Variable Life	152	155
PrinFlex Life®	129,288	4,643
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	42,154	6,293
Principal Variable Universal Life Accumulator II	23,007	2,194
Principal Variable Universal Life Income	8,579	4,439
Principal Variable Universal Life Income II	17,309	9,434

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	256,693	418,259
Benefit Variable Universal Life II	213,301	173,595
Executive Variable Universal Life	3,593,423	2,516,910
Executive Variable Universal Life II	2,273,395	1,272,044

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	13,635	11,798
Benefit Variable Universal Life II	122,359	116,169
Executive Variable Universal Life	37,695	223,764
Executive Variable Universal Life II	157,952	335,618

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	78,085	48,067
Executive Variable Universal Life	766,739	76,182

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	$797,765	$1,425,333
Benefit Variable Universal Life II	233,227	111,459
Executive Variable Universal Life	4,280,577	6,620,165
Executive Variable Universal Life II	1,860,829	1,424,566
Flexible Variable Life	15,576	33,321
PrinFlex Life®	2,487,739	3,170,546
Survivorship Flexible Premium Variable Universal Life	334,536	766,410
Principal Variable Universal Life Accumulator	859,810	911,243
Principal Variable Universal Life Accumulator II	1,087,520	1,369,251
Principal Variable Universal Life Income	678,759	1,264,417
Principal Variable Universal Life Income II	697,562	513,600

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	546,982	531,037
Benefit Variable Universal Life II	330,284	304,751
Executive Variable Universal Life	3,840,021	3,791,595
Executive Variable Universal Life II	4,106,531	2,270,509
Flexible Variable Life	74,424	26,040
PrinFlex Life®	1,737,450	2,619,471
Survivorship Flexible Premium Variable Universal Life	163,440	260,642
Principal Variable Universal Life Accumulator	510,797	543,960
Principal Variable Universal Life Accumulator II	1,180,074	1,104,891
Principal Variable Universal Life Income	1,607,986	1,118,812
Principal Variable Universal Life Income II	1,194,563	767,741

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	133,498	108,391
Executive Variable Universal Life	155,106	735,238
Flexible Variable Life	-	-
PrinFlex Life®	88,970	187,974
Survivorship Flexible Premium Variable Universal Life	4,427	7,325
Principal Variable Universal Life Accumulator	34,724	39,490

Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	7,073	1,835
Executive Variable Universal Life II	22,604	4,842
Principal Variable Universal Life Accumulator II	73,800	76,162
Principal Variable Universal Life Income	48,306	71,392
Principal Variable Universal Life Income II	40,114	17,145

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	158,522	317,672
Executive Variable Universal Life	779,839	1,538,445
Flexible Variable Life	10,029	5,765
PrinFlex Life®	367,455	558,159
Survivorship Flexible Premium Variable Universal Life	28,868	55,067
Principal Variable Universal Life Accumulator	163,640	314,070

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	$37,189	$11,549
Executive Variable Universal Life II	1,003,658	973,254
Principal Variable Universal Life Accumulator II	437,941	572,142
Principal Variable Universal Life Income	595,587	728,228
Principal Variable Universal Life Income II	98,203	53,425

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	250,549	140,415
Benefit Variable Universal Life II	11,331	2,937
Executive Variable Universal Life	6,006,158	5,375,503
Executive Variable Universal Life II	1,026,824	478,539
Flexible Variable Life	2,208	721
PrinFlex Life®	692,285	809,008
Survivorship Flexible Premium Variable Universal Life	19,229	5,965
Principal Variable Universal Life Accumulator	138,754	218,848
Principal Variable Universal Life Accumulator II	382,498	370,369
Principal Variable Universal Life Income	371,640	260,173
Principal Variable Universal Life Income II	307,930	289,835

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	27,407	185
Benefit Variable Universal Life II	1,089	7
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	-	-

Invesco International Growth Series I Division:
Benefit Variable Universal Life	233,002	326,981
Benefit Variable Universal Life II	111,434	36,492
Executive Variable Universal Life	11,529,921	10,939,977
Executive Variable Universal Life II	2,297,790	1,363,857

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	21,362	8,565
Benefit Variable Universal Life II	3,165	318
Executive Variable Universal Life	71,980	737,347
Executive Variable Universal Life II	89,403	64,347
Flexible Variable Life	1,560	1
PrinFlex Life®	16,236	1,952
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	465	4,206
Principal Variable Universal Life Income	10,502	6,303
Principal Variable Universal Life Income II	13,376	2,148

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	$32,977	$32,873
Benefit Variable Universal Life II	248,026	245,286
Executive Variable Universal Life	651,548	1,609,560
Executive Variable Universal Life II	33,578	17,828
Flexible Variable Life	7,673	596
PrinFlex Life®	166,379	292,571
Survivorship Flexible Premium Variable Universal Life	262	4,379
Principal Variable Universal Life Accumulator	28,626	32,161

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	267,994	495,370
Benefit Variable Universal Life II	203,543	192,680
Executive Variable Universal Life	6,084,134	7,273,013
Executive Variable Universal Life II	1,474,616	1,019,017
Flexible Variable Life	513	4,814
PrinFlex Life®	290,801	327,091
Survivorship Flexible Premium Variable Universal Life	5,364	13,365
Principal Variable Universal Life Accumulator	66,823	60,522

Invesco Technology Series I Division:
Benefit Variable Universal Life	122,414	70,127
Executive Variable Universal Life	545,555	566,821
Flexible Variable Life	9,324	5,439
PrinFlex Life®	321,878	244,691
Survivorship Flexible Premium Variable Universal Life	19,418	4,276
Principal Variable Universal Life Accumulator	73,484	84,769

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	41,418	100,393
Benefit Variable Universal Life II	236,295	46,475
Executive Variable Universal Life	2,572,042	2,048,822
Executive Variable Universal Life II	2,883,334	2,046,924

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	273,137	158,544
Benefit Variable Universal Life II	100,192	47,321
Executive Variable Universal Life	2,409,378	1,932,020
Executive Variable Universal Life II	1,955,510	1,443,216
Flexible Variable Life	4,666	3,186
PrinFlex Life®	355,277	438,115
Survivorship Flexible Premium Variable Universal Life	3,798	18,342
Principal Variable Universal Life Accumulator	118,736	223,468

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	$1,062,807	$1,492,772
Benefit Variable Universal Life II	180,002	192,367
Executive Variable Universal Life	11,078,303	18,208,401
Executive Variable Universal Life II	4,971,691	6,220,558

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	126,146	65,281
Executive Variable Universal Life II	1,013,987	1,394,664
Principal Variable Universal Life Income II	195,493	117,634

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	96,572	134,823
Benefit Variable Universal Life II	2,312	389
Executive Variable Universal Life	124,482	181,336
Executive Variable Universal Life II	37,499	1,001

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	158,040	419,441
Executive Variable Universal Life	1,302,747	2,411,173

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	126,961	194,834
Executive Variable Universal Life	769,597	1,455,838

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	665,824	660,863
Executive Variable Universal Life	4,600,107	4,868,064

LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	219,958	140,593
Benefit Variable Universal Life II	96,908	22,356
Executive Variable Universal Life	858,197	807,748
Executive Variable Universal Life II	748,374	200,427
Flexible Variable Life	3,759	3,500
PrinFlex Life®	323,375	350,650
Survivorship Flexible Premium Variable Universal Life	11,127	59,317
Principal Variable Universal Life Accumulator	335,532	410,819
Principal Variable Universal Life Accumulator II	517,101	794,153
Principal Variable Universal Life Income	495,516	526,002
Principal Variable Universal Life Income II	160,481	55,656

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	$187,778	$148,702
Benefit Variable Universal Life II	604,511	333,816
Executive Variable Universal Life	1,302,210	1,151,147
Executive Variable Universal Life II	712,699	379,379
Flexible Variable Life	4,667	2,316
PrinFlex Life®	1,871,666	2,728,324
Survivorship Flexible Premium Variable Universal Life	118,493	67,126
Principal Variable Universal Life Accumulator	74,739	114,264
Principal Variable Universal Life Accumulator II	213,001	98,033
Principal Variable Universal Life Income	383,916	351,503
Principal Variable Universal Life Income II	28,570	7,153

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	434,011	372,758
Benefit Variable Universal Life II	455,992	207,605
Executive Variable Universal Life	6,265,690	3,760,382
Executive Variable Universal Life II	9,699,139	6,078,617
Flexible Variable Life	8,052	27,366
PrinFlex Life®	6,670,222	9,294,517
Survivorship Flexible Premium Variable Universal Life	287,552	294,656
Principal Variable Universal Life Accumulator	1,066,028	983,792
Principal Variable Universal Life Accumulator II	795,309	804,145
Principal Variable Universal Life Income	549,522	777,197
Principal Variable Universal Life Income II	477,330	324,083

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	609,260	393,364
Executive Variable Universal Life II	13,408,067	8,258,673
Flexible Variable Life	35,201	4,012
PrinFlex Life®	2,531,189	2,637,531
Survivorship Flexible Premium Variable Universal Life	96,813	174,129
Principal Variable Universal Life Accumulator	472,164	399,014
Principal Variable Universal Life Accumulator II	717,498	649,199
Principal Variable Universal Life Income	498,282	335,837
Principal Variable Universal Life Income II	730,255	387,218

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
LargeCap Value Class 1 Division:
Benefit Variable Universal Life	$146,003	$98,428
Benefit Variable Universal Life II	26,199	4,649
Executive Variable Universal Life	2,121,437	1,413,168
Executive Variable Universal Life II	885,280	190,730
Flexible Variable Life	356,134	550,113
PrinFlex Life®	2,835,926	3,678,453
Survivorship Flexible Premium Variable Universal Life	216,779	166,048
Principal Variable Universal Life Accumulator	775,246	733,412
Principal Variable Universal Life Accumulator II	551,593	432,566
Principal Variable Universal Life Income	857,635	740,355
Principal Variable Universal Life Income II	437,308	224,046

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	40,435	69,994
Benefit Variable Universal Life II	75,992	31,928
Executive Variable Universal Life	225,140	297,644
Executive Variable Universal Life II	1,477,802	978,201

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	390,282	232,883
Benefit Variable Universal Life II	88,431	29,095
Executive Variable Universal Life	1,801,475	1,397,758
Executive Variable Universal Life II	2,103,702	1,295,166

MFS VIT International Value Service Class Division:
Benefit Variable Universal Life	86,959	417
Benefit Variable Universal Life II	254	1
Executive Variable Universal Life	829,825	5,716
Executive Variable Universal Life II	505,984	83,384

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	83,545	51,243
Executive Variable Universal Life	137,619	180,455

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	623,446	457,459
Benefit Variable Universal Life II	173,064	114,179
Executive Variable Universal Life	5,328,161	4,084,295
Executive Variable Universal Life II	3,963,066	2,243,033
Flexible Variable Life	1,560	1
PrinFlex Life®	111,216	57,188
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	55,282	36,957
Principal Variable Universal Life Accumulator II	188,443	291,681
Principal Variable Universal Life Income	117,647	226,420
Principal Variable Universal Life Income II	180,418	70,594

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	$187,778	$148,702
Benefit Variable Universal Life II	604,511	333,816
Executive Variable Universal Life	1,302,210	1,151,147
Executive Variable Universal Life II	712,699	379,379
Flexible Variable Life	4,667	2,316
PrinFlex Life®	1,871,666	2,728,324
Survivorship Flexible Premium Variable Universal Life	118,493	67,126
Principal Variable Universal Life Accumulator	74,739	114,264
Principal Variable Universal Life Accumulator II	213,001	98,033
Principal Variable Universal Life Income	383,916	351,503
Principal Variable Universal Life Income II	28,570	7,153

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	434,011	372,758
Benefit Variable Universal Life II	455,992	207,605
Executive Variable Universal Life	6,265,690	3,760,382
Executive Variable Universal Life II	9,699,139	6,078,617
Flexible Variable Life	8,052	27,366
PrinFlex Life®	6,670,222	9,294,517
Survivorship Flexible Premium Variable Universal Life	287,552	294,656
Principal Variable Universal Life Accumulator	1,066,028	983,792
Principal Variable Universal Life Accumulator II	795,309	804,145
Principal Variable Universal Life Income	549,522	777,197
Principal Variable Universal Life Income II	477,330	324,083

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	609,260	393,364
Executive Variable Universal Life II	13,408,067	8,258,673
Flexible Variable Life	35,201	4,012
PrinFlex Life®	2,531,189	2,637,531
Survivorship Flexible Premium Variable Universal Life	96,813	174,129
Principal Variable Universal Life Accumulator	472,164	399,014
Principal Variable Universal Life Accumulator II	717,498	649,199
Principal Variable Universal Life Income	498,282	335,837
Principal Variable Universal Life Income II	730,255	387,218

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	187,778	148,702
Benefit Variable Universal Life II	604,511	333,816
Executive Variable Universal Life	1,302,210	1,151,147
Executive Variable Universal Life II	712,699	379,379
Flexible Variable Life	4,667	2,316
PrinFlex Life®	1,871,666	2,728,324
Survivorship Flexible Premium Variable Universal Life	118,493	67,126
Principal Variable Universal Life Accumulator	74,739	114,264

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	$5,534	$39,444
Benefit Variable Universal Life II	8,413	9,575
Executive Variable Universal Life	863,491	1,201,746
Executive Variable Universal Life II	322,780	297,082

Neuberger Berman AMT Large Cap Value I Class Division:
Benefit Variable Universal Life	129,389	113,424
Benefit Variable Universal Life II	578	1,448
Executive Variable Universal Life	1,205,494	1,236,587
Executive Variable Universal Life II	106,698	77,953
Principal Variable Universal Life Income II	32,170	21,320

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	39,344	43,093
Benefit Variable Universal Life II	4,659	1,107
Executive Variable Universal Life	159,565	283,567
Executive Variable Universal Life II	-	-

Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	11,004	41,228
Benefit Variable Universal Life II	41,285	11,460
Executive Variable Universal Life	58,760	24,196
Executive Variable Universal Life II	510,346	231,697
Principal Variable Universal Life Income II	43,433	26,815

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	285,314	2,703
Benefit Variable Universal Life II	17,750	685
Executive Variable Universal Life	350,032	2,902
Executive Variable Universal Life II	946,846	22,754

PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	1	-
Benefit Variable Universal Life II	5,919	708
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	89,757	48,134

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	309	182
Benefit Variable Universal Life II	9,717	1,285
Executive Variable Universal Life	540,801	388,198
Executive Variable Universal Life II	27,065	1,441

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	2,236	1,666
Benefit Variable Universal Life II	99,128	77,806
Executive Variable Universal Life	440,866	520,473
Executive Variable Universal Life II	3,291,956	2,631,174

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	$321,176	$513,985
Benefit Variable Universal Life II	156,790	109,471
Executive Variable Universal Life	1,689,274	2,084,817
Executive Variable Universal Life II	4,743,454	3,941,662

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	186,779	102,175
Benefit Variable Universal Life II	172,074	102,177
Executive Variable Universal Life	7,834,374	4,871,739
Executive Variable Universal Life II	5,588,614	3,694,651

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	488,641	327,165
Benefit Variable Universal Life II	282,973	185,650
Executive Variable Universal Life	3,098,827	3,853,065
Executive Variable Universal Life II	10,047,930	8,386,512

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	116,060	44,810
Benefit Variable Universal Life II	146,811	169,417
Executive Variable Universal Life	2,557,840	3,150,565
Executive Variable Universal Life II	1,199,451	1,600,658
Flexible Variable Life	-	-
PrinFlex Life®	29,780	19,050
Survivorship Flexible Premium Variable Universal Life	704,179	267,766
Principal Variable Universal Life Accumulator	28,502	21,017
Principal Variable Universal Life Accumulator II	36,783	37,127
Principal Variable Universal Life Income	55,403	81,703
Principal Variable Universal Life Income II	17,661	5,401

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	772,044	199,173
Benefit Variable Universal Life II	112,404	123,583
Executive Variable Universal Life	2,307,823	2,302,631
Executive Variable Universal Life II	2,310,366	1,188,060
Flexible Variable Life	-	-
PrinFlex Life®	15,645	17,477
Survivorship Flexible Premium Variable Universal Life	812	-
Principal Variable Universal Life Accumulator	20,687	6,013
Principal Variable Universal Life Accumulator II	32,851	48,661
Principal Variable Universal Life Income	51,386	73,327
Principal Variable Universal Life Income II	55,058	29,202

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	$1,065,802	$791,898
Benefit Variable Universal Life II	575,337	287,102
Executive Variable Universal Life	7,563,725	4,983,152
Executive Variable Universal Life II	10,657,980	4,794,003
Flexible Variable Life	10,158	410
PrinFlex Life®	205,415	168,403
Survivorship Flexible Premium Variable Universal Life	15,964	-
Principal Variable Universal Life Accumulator	82,618	670
Principal Variable Universal Life Accumulator II	138,840	221,273
Principal Variable Universal Life Income	550,259	384,471
Principal Variable Universal Life Income II	156,692	64,506

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	592,320	449,914
Benefit Variable Universal Life II	378,560	242,833
Executive Variable Universal Life	4,304,679	4,269,036
Executive Variable Universal Life II	5,170,229	3,124,486
Flexible Variable Life	9,358	3,429
PrinFlex Life®	191,674	23,776
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	104,405	599
Principal Variable Universal Life Accumulator II	213,868	344,002
Principal Variable Universal Life Income	943,869	1,015,701
Principal Variable Universal Life Income II	490,135	282,940

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	479,722	239,961
Benefit Variable Universal Life II	260,506	196,991
Executive Variable Universal Life	2,928,292	937,192
Executive Variable Universal Life II	4,913,177	1,242,563
Flexible Variable Life	-	-
PrinFlex Life®	40,453	29,926
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	1,055	6,447
Principal Variable Universal Life Accumulator II	210,397	293,420
Principal Variable Universal Life Income	1,021,644	1,077,511
Principal Variable Universal Life Income II	500,653	180,123

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	$385,140	$252,004
Benefit Variable Universal Life II	222,817	206,224
Executive Variable Universal Life	896,608	800,679
Executive Variable Universal Life II	1,328,097	468,673
Flexible Variable Life	1,560	1
PrinFlex Life®	48,555	22,286
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	1,060	6,487
Principal Variable Universal Life Accumulator II	198,151	204,289
Principal Variable Universal Life Income	691,607	535,044
Principal Variable Universal Life Income II	370,726	222,847

Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	-	-
Executive Variable Universal Life II	245	2
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	-	-
Principal Variable Universal Life Income	-	-
Principal Variable Universal Life Income II	1,228	269

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	104,522	195,251
Executive Variable Universal Life	29,919	593

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	224,649	147,554
Executive Variable Universal Life	237,690	156,169

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	195,356	241,813
Benefit Variable Universal Life II	11,404	603
Executive Variable Universal Life	812,228	1,003,749
Executive Variable Universal Life II	95,760	1,797
Flexible Variable Life	1,641	810
PrinFlex Life®	2,123,513	3,454,082
Survivorship Flexible Premium Variable Universal Life	69,743	143,004
Principal Variable Universal Life Accumulator	143,849	294,989
Principal Variable Universal Life Accumulator II	779	3,562
Principal Variable Universal Life Income	40,961	3,072
Principal Variable Universal Life Income II	155,832	153,913

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	$2,014,775	$2,432,463
Benefit Variable Universal Life II	398,620	150,810
Executive Variable Universal Life	14,564,619	15,963,179
Executive Variable Universal Life II	5,750,140	3,985,348
Flexible Variable Life	14,708	137,525
PrinFlex Life®	1,695,950	2,876,946
Survivorship Flexible Premium Variable Universal Life	307,752	278,398
Principal Variable Universal Life Accumulator	629,050	770,283
Principal Variable Universal Life Accumulator II	909,305	1,378,268
Principal Variable Universal Life Income	872,796	796,109
Principal Variable Universal Life Income II	604,424	285,628

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	252,231	71,676
Benefit Variable Universal Life II	173,323	47,937
Executive Variable Universal Life	2,302,731	671,885
Executive Variable Universal Life II	3,439,244	1,480,365
Flexible Variable Life	168,552	4,135
PrinFlex Life®	13,016,302	2,468,618
Survivorship Flexible Premium Variable Universal Life	1,046,887	98,578
Principal Variable Universal Life Accumulator	2,078,687	247,291
Principal Variable Universal Life Accumulator II	2,009,065	2,260,927
Principal Variable Universal Life Income	4,023,375	2,564,501
Principal Variable Universal Life Income II	3,599,203	1,953,324

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	195,360	43,835
Benefit Variable Universal Life II	80,832	47,342
Executive Variable Universal Life	789,165	1,030,434
Executive Variable Universal Life II	7,384,289	1,502,269
Flexible Variable Life	421	1,612
PrinFlex Life®	410,277	340,422
Survivorship Flexible Premium Variable Universal Life	96,480	74,762
Principal Variable Universal Life Accumulator	117,971	574,339
Principal Variable Universal Life Accumulator II	287,204	184,869
Principal Variable Universal Life Income	685,544	620,443
Principal Variable Universal Life Income II	1,241,771	492,374

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$219,335	$138,610
Benefit Variable Universal Life II	452,726	51,476
Executive Variable Universal Life	1,030,521	724,615
Executive Variable Universal Life II	2,049,344	892,426
Flexible Variable Life	4,240	3,710
PrinFlex Life®	895,672	387,513
Survivorship Flexible Premium Variable Universal Life	699,072	475,174
Principal Variable Universal Life Accumulator	226,511	24,835
Principal Variable Universal Life Accumulator II	662,056	401,379
Principal Variable Universal Life Income	2,358,814	1,791,286
Principal Variable Universal Life Income II	2,966,428	1,565,263

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	77,200	61,525
Benefit Variable Universal Life II	69,130	33,806
Executive Variable Universal Life	708,189	607,344
Executive Variable Universal Life II	1,657,012	1,362,535
Flexible Variable Life	5,665	2,483
PrinFlex Life®	1,156,862	541,773
Survivorship Flexible Premium Variable Universal Life	265,741	85,491
Principal Variable Universal Life Accumulator	757,377	744,970
Principal Variable Universal Life Accumulator II	505,455	352,896
Principal Variable Universal Life Income	1,225,443	3,496,794
Principal Variable Universal Life Income II	425,947	404,949

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	179,756	65,192
Benefit Variable Universal Life II	196,461	79,549
Executive Variable Universal Life	1,857,922	1,725,373
Executive Variable Universal Life II	2,512,116	1,457,774
Flexible Variable Life	17,703	2,324
PrinFlex Life®	746,406	692,362
Survivorship Flexible Premium Variable Universal Life	40,984	10,706
Principal Variable Universal Life Accumulator	33,228	62,465
Principal Variable Universal Life Accumulator II	601,705	553,883
Principal Variable Universal Life Income	1,770,604	1,020,534
Principal Variable Universal Life Income II	2,957,801	1,717,859

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Short-Term Income Class 1 Division:
Benefit Variable Universal Life	$331,280	$479,611
Benefit Variable Universal Life II	205,832	140,836
Executive Variable Universal Life	6,077,063	5,061,784
Executive Variable Universal Life II	3,815,122	2,396,028
Flexible Variable Life	3,179	3,026
PrinFlex Life®	1,473,123	1,569,869
Survivorship Flexible Premium Variable Universal Life	182,175	356,781
Principal Variable Universal Life Accumulator	266,674	378,597
Principal Variable Universal Life Accumulator II	335,378	506,068
Principal Variable Universal Life Income	1,334,803	720,534
Principal Variable Universal Life Income II	336,709	168,882

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	180,813	108,654
Benefit Variable Universal Life II	168,849	6,300
Executive Variable Universal Life	319,409	384,143
Executive Variable Universal Life II	190,977	129,651
Flexible Variable Life	8,260	7,368
PrinFlex Life®	754,750	1,221,919
Survivorship Flexible Premium Variable Universal Life	73,637	76,410
Principal Variable Universal Life Accumulator	169,556	501,704
Principal Variable Universal Life Accumulator II	284,041	309,931
Principal Variable Universal Life Income	527,613	597,060
Principal Variable Universal Life Income II	72,188	58,838

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	293,160	441,099
Benefit Variable Universal Life II	12,232	8,374
Executive Variable Universal Life	1,318,645	1,409,940
Executive Variable Universal Life II	781,989	900,010
Flexible Variable Life	3,342	1,948
PrinFlex Life®	1,310,508	2,420,375
Survivorship Flexible Premium Variable Universal Life	41,134	163,022
Principal Variable Universal Life Accumulator	101,247	223,744
Principal Variable Universal Life Accumulator II	439,366	396,709
Principal Variable Universal Life Income	272,326	388,201
Principal Variable Universal Life Income II	113,215	63,297

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	$569,874	$554,098
Benefit Variable Universal Life II	63,444	49,115
Executive Variable Universal Life	1,909,870	2,458,952
Executive Variable Universal Life II	348,541	87,723
Flexible Variable Life	5,637	8,084
PrinFlex Life®	1,177,074	2,156,965
Survivorship Flexible Premium Variable Universal Life	48,790	189,120
Principal Variable Universal Life Accumulator	361,584	556,678
Principal Variable Universal Life Accumulator II	403,963	630,331
Principal Variable Universal Life Income	442,693	580,041
Principal Variable Universal Life Income II	131,793	75,462

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	103,796	149,614
Executive Variable Universal Life	2,304,945	1,283,064

Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	45,513	93,061
Benefit Variable Universal Life II	105,234	9,166
Executive Variable Universal Life	1,440,295	1,224,494
Executive Variable Universal Life II	1,091,477	618,164

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	50,392	36,066
Benefit Variable Universal Life II	92,412	41,396
Executive Variable Universal Life	1,886,363	2,513,032
Executive Variable Universal Life II	2,336,823	2,159,007

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	346,319	307,726
Benefit Variable Universal Life II	315,168	192,460
Executive Variable Universal Life	2,582,716	2,038,567
Executive Variable Universal Life II	3,924,804	2,271,556
Flexible Variable Life	33,093	13,410
PrinFlex Life®	502,164	339,729
Survivorship Flexible Premium Variable Universal Life	6,525	31,850
Principal Variable Universal Life Accumulator	80,250	79,427
Principal Variable Universal Life Accumulator II	198,295	347,297
Principal Variable Universal Life Income	741,241	598,968
Principal Variable Universal Life Income II	329,238	77,754

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	$-	$-
Benefit Variable Universal Life II	4,340	255
Executive Variable Universal Life	17,820	187
Executive Variable Universal Life II	60,245	46,824
Flexible Variable Life	-	-
PrinFlex Life®	6,078	8,963
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	8,826	-
Principal Variable Universal Life Accumulator II	-	-
Principal Variable Universal Life Income	13,000	881
Principal Variable Universal Life Income II	6,097	1,714

TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	104,699	1,363
Executive Variable Universal Life	45,634	33,803
Executive Variable Universal Life II	19,613	916
Flexible Variable Life	1,560	1
PrinFlex Life®	138,560	44,202
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	8,838	-
Principal Variable Universal Life Accumulator II	2,358	14,714
Principal Variable Universal Life Income	29,156	1,033
Principal Variable Universal Life Income II	109,140	137,801

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	9,365	5,303
Executive Variable Universal Life	26,386	281
Executive Variable Universal Life II	-	-
Flexible Variable Life	-	-
PrinFlex Life®	6,812	865
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	21,538	366
Principal Variable Universal Life Income	605	1,848
Principal Variable Universal Life Income II	36,899	10,759

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	199,831	232,220
Benefit Variable Universal Life II	94,129	38,955
Executive Variable Universal Life	1,382,851	1,351,193
Executive Variable Universal Life II	1,897,182	1,615,723

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	$246	$242
PrinFlex Life®	128,735	111,940
Survivorship Flexible Premium Variable Universal Life	4,719	1,002
Principal Variable Universal Life Accumulator	20,110	10,067
Principal Variable Universal Life Accumulator II	48,431	161,624
Principal Variable Universal Life Income	41,021	29,644
Principal Variable Universal Life Income II	73,456	179,401

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	2,805,426	2,353,517
Executive Variable Universal Life	29,696,572	31,418,930

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	2,370,363	1,069,261
Executive Variable Universal Life	31,660,246	27,919,708

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	1,571,608	891,387
Benefit Variable Universal Life II	323,790	90,863
Executive Variable Universal Life	8,927,947	6,828,163
Executive Variable Universal Life II	5,555,664	3,505,496

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	4,016	2,217
Executive Variable Universal Life	136,295	81,594
Flexible Variable Life	378	428
PrinFlex Life®	185,908	196,406
Survivorship Flexible Premium Variable Universal Life	5,303	465,728
Principal Variable Universal Life Accumulator	44,807	36,722
Principal Variable Universal Life Accumulator II	111,031	45,463
Principal Variable Universal Life Income	252,546	130,311

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	4,939	4,344
Executive Variable Universal Life	5,927	6,034
Flexible Variable Life	390,826	368,309
PrinFlex Life®	46,307	33,767
Survivorship Flexible Premium Variable Universal Life	7,715	8,964
Principal Variable Universal Life Accumulator	23,557	3,770
Principal Variable Universal Life Accumulator II	11,252	12,808
Principal Variable Universal Life Income	247,524	120,596

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales
Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	$1,080	$4,387
Executive Variable Universal Life	1,167,146	377,621
Flexible Variable Life	6,721	4,962
PrinFlex Life®	241,380	321,893
Survivorship Flexible Premium Variable Universal Life	155,713	153,382
Principal Variable Universal Life Accumulator	36,308	26,388
Principal Variable Universal Life Accumulator II	114,978	162,460
Principal Variable Universal Life Income	243,120	218,372

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	247	26	106	41
Executive Variable Universal Life II	12,502	9,109	13,055	11,430

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	500	569	1,455	2,763
Executive Variable Universal Life II	16,926	9,177	17,099	8,427

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	62	367	-	3,048
Executive Variable Universal Life	14,280	21,200	4,394	4,304
Executive Variable Universal Life II	1,912	1,535	1,721	3,132
Principal Variable Universal Life Income II	21,106	16,583	7,950	4,651

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	4,086	1,725	3,302	828
Executive Variable Universal Life II	85,332	57,662	66,269	35,789
Principal Variable Universal Life Income II	9,658	9,417	3,848	3,002

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	6,634	6,049	6,862	1,269
Executive Variable Universal Life II	59,888	43,877	46,701	18,608
Principal Variable Universal Life Income II	7,748	5,374	4,811	1,950

American Century VP Income & Growth Class I Division:
Flexible Variable Life	176	128	119	317
PrinFlex Life®	16,547	23,764	24,733	54,499
Survivorship Flexible Premium Variable Universal Life	1,019	467	6	445
Principal Variable Universal Life Accumulator	7,607	11,429	5,205	11,482

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	1,688	6,181	503	1,960
Benefit Variable Universal Life II	1,064	118	725	85
Executive Variable Universal Life	39,890	15,438	15,363	38,846
Executive Variable Universal Life II	2,055	863	3,261	2,064
Principal Variable Universal Life Accumulator II	5,101	8,230	7,061	8,854
Principal Variable Universal Life Income	11,325	9,937	6,813	13,784
Principal Variable Universal Life Income II	6,566	1,777	5,995	1,765

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
American Century VP Inflation Protection Class II Division:
Flexible Variable Life	33	407	988	472
PrinFlex Life®	15,272	34,821	21,253	33,411
Survivorship Flexible Premium Variable Universal Life	133	356	5,508	327
Principal Variable Universal Life Accumulator	2,152	13,306	22,301	3,207
Principal Variable Universal Life Accumulator II	8,577	13,524	19,212	12,275
Principal Variable Universal Life Income	9,790	12,962	22,435	15,635
Principal Variable Universal Life Income II	17,574	20,682	57,111	51,443

American Century VP International Class II Division:
Benefit Variable Universal Life	5,421	1,824	1,487	787
Benefit Variable Universal Life II	130	8	-	-
Executive Variable Universal Life	3,467	21,971	23,507	20,466
Executive Variable Universal Life II	10,537	6,721	5,212	2,857

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	10,629	6,941	10,255	14,890
Benefit Variable Universal Life II	10,685	6,358	6,471	2,651
Executive Variable Universal Life	600,964	603,756	794,361	828,521
Executive Variable Universal Life II	141,136	85,371	93,400	55,728
Flexible Variable Life	253	10	12	3
PrinFlex Life®	11,370	1,034	1,194	867
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	4,371	1,033	1,599	100
Principal Variable Universal Life Accumulator II	5,877	2,153	2,254	405
Principal Variable Universal Life Income	1,192	831	741	206
Principal Variable Universal Life Income II	6,942	3,673	5,415	1,252

American Century VP Ultra Class I Division:
Flexible Variable Life	501	133	50	86
PrinFlex Life®	8,981	13,312	10,210	17,364
Survivorship Flexible Premium Variable Universal Life	54	2,088	1,974	1,567
Principal Variable Universal Life Accumulator	4,255	5,997	4,644	12,423

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	2,615	3,058	5,368	7,729
Executive Variable Universal Life	6,650	55,581	54,424	35,916
Principal Variable Universal Life Accumulator II	7,869	11,741	12,027	10,623
Principal Variable Universal Life Income	7,053	7,964	8,476	5,464

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
American Century VP Value Class II Division:
Benefit Variable Universal Life	18,876	29,134	23,527	27,501
Benefit Variable Universal Life II	5,783	1,639	4,574	2,239
Executive Variable Universal Life	350,309	355,178	442,815	439,181
Executive Variable Universal Life II	87,983	75,509	55,398	48,621
Flexible Variable Life	195	80	107	187
PrinFlex Life®	17,096	15,404	12,758	23,314
Survivorship Flexible Premium Variable Universal Life	11,509	10,676	5,501	14,105
Principal Variable Universal Life Accumulator	5,073	10,614	4,392	8,894
Principal Variable Universal Life Accumulator II	15,618	17,837	15,527	17,081
Principal Variable Universal Life Income	11,999	13,769	14,628	11,839
Principal Variable Universal Life Income II	13,375	5,418	15,279	6,185

American Century VP Vista Class II Division:
Benefit Variable Universal Life	4,375	6,119	2,014	921
Benefit Variable Universal Life II	174	164	-	2
Executive Variable Universal Life	8,364	546	1,249	12,854
Executive Variable Universal Life II	2,394	2,394	-	-
Principal Variable Universal Life Income II	1,017	628	1,227	778

Balanced Class 1 Division:
Flexible Variable Life	3,057	7,782	3,515	10,467
PrinFlex Life®	58,972	81,986	53,908	113,316
Survivorship Flexible Premium Variable Universal Life	15,539	15,182	5,583	6,161
Principal Variable Universal Life Accumulator	4,506	7,031	5,176	24,750
Principal Variable Universal Life Accumulator II	11,844	8,453	9,575	11,360
Principal Variable Universal Life Income	8,404	7,020	12,367	11,683

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	59,087	93,227	92,759	99,627
Benefit Variable Universal Life II	3,787	3,949	3,104	914
Executive Variable Universal Life	164,312	312,719	401,835	227,986
Executive Variable Universal Life II	51,337	37,417	74,137	38,193
Flexible Variable Life	1,818	4,221	2,093	22,453
PrinFlex Life®	114,774	136,211	96,183	143,271
Survivorship Flexible Premium Variable Universal Life	6,001	15,578	14,362	10,241
Principal Variable Universal Life Accumulator	16,338	26,031	18,779	48,294
Principal Variable Universal Life Accumulator II	49,807	56,052	57,445	72,176
Principal Variable Universal Life Income	41,232	37,234	37,256	35,346
Principal Variable Universal Life Income II	21,787	17,131	37,801	26,761

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	8,197	526	-	-
Benefit Variable Universal Life II	696	23	-	-
Executive Variable Universal Life	36,203	9,839	-	-
Executive Variable Universal Life II	29,532	1,458	1,064	10

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	3,761	1,396	3,592	353
Executive Variable Universal Life II	54,009	20,233	40,219	9,663

Calvert Income Division:
Benefit Variable Universal Life II	40	3	15	-
Executive Variable Universal Life II	2,676	1,624	2,015	758
Principal Variable Universal Life Income II	16,367	15,215	8,237	3,024

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	42,225	19,770	16,734	16,822
Benefit Variable Universal Life II	7,008	4,057	2,509	668
Executive Variable Universal Life	270,497	275,700	197,854	114,234
Executive Variable Universal Life II	141,534	59,336	132,692	101,394
Principal Variable Universal Life Accumulator II	3,737	953	2,055	1,225
Principal Variable Universal Life Income	6,624	5,993	11,020	6,723
Principal Variable Universal Life Income II	17,732	12,901	16,034	5,336

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	1,444	2,797	1,047	4,223
Principal Variable Universal Life Income	6,452	3,525	7,377	4,393
Principal Variable Universal Life Income II	26,867	19,456	12,728	3,585

Calvert SRI Equity Division:
Flexible Variable Life	-	-	-	306
PrinFlex Life®	2,673	159	387	2,414
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	1,462	67	620	23
Principal Variable Universal Life Accumulator II	105	1,807	32	76
Principal Variable Universal Life Income	317	2,600	1,019	823
Principal Variable Universal Life Income II	1,156	597	3,087	484

ClearBridge Small Cap Growth Series I Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	21	-	-	-
Executive Variable Universal Life	106,399	54,934	-	-
Executive Variable Universal Life II	17,484	2,288	-	-

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	7,225	3,491	4,392	1,745
Benefit Variable Universal Life II	6,395	3,013	5,122	596
Executive Variable Universal Life	92,666	55,355	222,818	228,985
Executive Variable Universal Life II	177,155	118,101	134,852	42,695
Flexible Variable Life	1,558	394	16	11
PrinFlex Life®	12,155	4,843	7,542	3,948
Survivorship Flexible Premium Variable Universal Life	3,387	3,387	-	-
Principal Variable Universal Life Accumulator	7,079	3,659	3,557	7,253
Principal Variable Universal Life Accumulator II	2,916	2,121	5,720	2,473
Principal Variable Universal Life Income	5,849	2,447	6,303	4,300
Principal Variable Universal Life Income II	6,914	2,785	8,634	1,723

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	499	21	1,003	992
PrinFlex Life®	15,605	9,858	37,019	9,736
Survivorship Flexible Premium Variable Universal Life	-	-	3,389	3,389
Principal Variable Universal Life Accumulator	1,960	2,290	4,046	3,800
Principal Variable Universal Life Accumulator II	9,371	16,063	22,772	18,809
Principal Variable Universal Life Income	3,493	4,014	8,561	2,758
Principal Variable Universal Life Income II	3,458	1,739	12,815	1,412

Diversified International Class 1 Division:
Benefit Variable Universal Life	58,175	65,920	83,861	115,596
Benefit Variable Universal Life II	12,162	6,481	3,319	3,197
Executive Variable Universal Life	575,534	712,268	679,718	932,954
Executive Variable Universal Life II	191,357	107,991	174,750	87,449
Flexible Variable Life	1,337	1,114	798	1,538
PrinFlex Life®	194,473	361,913	228,861	428,400
Survivorship Flexible Premium Variable Universal Life	27,948	52,889	27,169	38,460
Principal Variable Universal Life Accumulator	28,506	53,077	38,055	87,486
Principal Variable Universal Life Accumulator II	83,897	99,880	96,385	109,500
Principal Variable Universal Life Income	115,714	112,664	116,923	123,518
Principal Variable Universal Life Income II	26,196	11,600	29,461	13,737

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	-	495	6	3,114
Benefit Variable Universal Life II	68	1	-	-
Executive Variable Universal Life	7,276	921	2,204	27,244
Executive Variable Universal Life II	747	2	-	88

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	1,278	362	-	-
Executive Variable Universal Life	-	-	-	-
Executive Variable Universal Life II	10,257	979	774	26

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	2,689	2,329	2,739	1,497
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	4,492	6,698	6,163	3,356
Executive Variable Universal Life II	540	273	460	136

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	18,289	15,713	17,806	10,519
Benefit Variable Universal Life II	2,290	713	1,343	139
Executive Variable Universal Life	32,210	16,856	46,401	53,721
Executive Variable Universal Life II	28,530	21,068	73,728	20,699

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	9,545	9,143	13,629	10,797
Executive Variable Universal Life	10,953	1,836	11,345	38,615
Principal Variable Universal Life Accumulator II	22,165	27,608	20,213	25,435
Principal Variable Universal Life Income	17,697	23,235	23,215	24,972

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	5,000	685	847	250
Executive Variable Universal Life	29,305	80,936	60,281	56,417

DWS Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	-	-	-	-
Executive Variable Universal Life II	6,245	3,808	-	-

DWS Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	915	11,267	3,706	229
Benefit Variable Universal Life II	1,644	1,083	643	3,565
Executive Variable Universal Life	21,099	40,230	124,102	83,153
Executive Variable Universal Life II	17,251	34,654	17,521	15,240
Flexible Variable Life	373	4	-	-
PrinFlex Life®	3,927	910	2,053	2,829
Survivorship Flexible Premium Variable Universal Life	1,317	-	-	-
Principal Variable Universal Life Accumulator	1,045	1,299	1,044	15
Principal Variable Universal Life Accumulator II	4,773	562	114	33
Principal Variable Universal Life Income	4,876	12	178	77
Principal Variable Universal Life Income II	5,754	4,354	3,293	3,958

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Equity Income Class 1 Division:
Benefit Variable Universal Life	18,576	24,810	23,017	57,739
Benefit Variable Universal Life II	17,782	6,703	8,498	1,933
Executive Variable Universal Life	187,467	118,619	372,876	227,163
Executive Variable Universal Life II	312,267	192,989	254,330	53,718
Flexible Variable Life	1,289	593	1,730	607
PrinFlex Life®	109,916	148,847	112,302	127,521
Survivorship Flexible Premium Variable Universal Life	7,414	22,872	13,690	9,993
Principal Variable Universal Life Accumulator	22,189	29,269	22,776	43,368
Principal Variable Universal Life Accumulator II	68,864	83,725	71,928	91,785
Principal Variable Universal Life Income	74,750	80,802	89,621	79,032
Principal Variable Universal Life Income II	17,423	7,887	13,488	4,168

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	8,076	14,803	11,482	30,954
Executive Variable Universal Life	20,182	4,928	8,254	27,869

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	1,740	683	533	4,553
PrinFlex Life®	113,519	240,424	132,597	303,943
Survivorship Flexible Premium Variable Universal Life	7,818	22,326	28,361	41,346
Principal Variable Universal Life Accumulator	12,623	22,634	13,788	31,741

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	78,733	94,045	141,239	160,115
Benefit Variable Universal Life II	12,696	8,451	9,858	8,571
Executive Variable Universal Life	1,350,474	1,608,205	1,698,609	1,928,413
Executive Variable Universal Life II	161,806	66,280	237,334	245,179
Principal Variable Universal Life Accumulator II	38,747	50,238	57,004	73,057
Principal Variable Universal Life Income	55,466	61,395	66,535	69,369
Principal Variable Universal Life Income II	36,462	21,397	40,050	20,180

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	143	106	141	4,304
PrinFlex Life®	57,101	128,442	65,896	143,225
Survivorship Flexible Premium Variable Universal Life	3,594	8,999	17,051	23,330
Principal Variable Universal Life Accumulator	10,312	20,144	12,048	33,286

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	21,231	21,416	22,086	47,696
Benefit Variable Universal Life II	2,467	1,961	900	168
Executive Variable Universal Life	66,178	184,732	155,382	215,087
Executive Variable Universal Life II	35,299	20,791	55,067	18,875
Principal Variable Universal Life Accumulator II	37,598	65,041	41,618	46,856
Principal Variable Universal Life Income	32,647	41,644	40,871	45,976
Principal Variable Universal Life Income II	16,113	5,895	15,121	5,988

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	23,423	13,392	27,713	25,796
Executive Variable Universal Life	87,332	213,885	201,600	167,255
Flexible Variable Life	159	55	198	71
PrinFlex Life®	12,994	22,047	24,443	38,696
Survivorship Flexible Premium Variable Universal Life	845	11,793	14,682	12,181
Principal Variable Universal Life Accumulator	4,067	9,455	7,068	28,181
Principal Variable Universal Life Accumulator II	11,892	27,373	17,622	25,387
Principal Variable Universal Life Income	26,729	22,629	18,143	22,365

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	1,072	104	38	111
PrinFlex Life®	72,675	100,432	65,742	67,443
Survivorship Flexible Premium Variable Universal Life	30,710	29,492	25,109	20,871
Principal Variable Universal Life Accumulator	6,886	10,821	7,391	5,826

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	48,574	67,129	69,328	74,786
Benefit Variable Universal Life II	20,669	19,451	1,589	365
Executive Variable Universal Life	337,460	361,453	411,416	307,949
Executive Variable Universal Life II	76,061	42,708	54,678	27,945
Principal Variable Universal Life Accumulator II	11,574	25,032	19,985	13,230
Principal Variable Universal Life Income	6,511	6,926	11,188	60,900
Principal Variable Universal Life Income II	76,205	66,261	31,820	22,605

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	29,777	43,309	60,636	90,705
Benefit Variable Universal Life II	16,981	14,930	20,612	12,122
Executive Variable Universal Life	482,283	576,228	692,414	966,536
Executive Variable Universal Life II	169,087	209,902	187,229	174,570
Principal Variable Universal Life Accumulator II	8,621	12,417	12,913	20,120
Principal Variable Universal Life Income	21,259	27,221	37,250	41,008
Principal Variable Universal Life Income II	11,733	8,472	17,488	7,859

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	22,263	29,023	50,673	75,174
Benefit Variable Universal Life II	10,588	1,951	9,981	3,998
Executive Variable Universal Life	123,007	159,580	139,639	188,612
Executive Variable Universal Life II	52,785	33,278	16,664	9,267

Franklin Mutual Global Discovery Securities Class 2 Division:
Benefit Variable Universal Life	21,901	11,745	34,029	42,670
Benefit Variable Universal Life II	7,511	2,177	7,926	5,821
Executive Variable Universal Life	267,342	248,475	266,498	323,821
Executive Variable Universal Life II	111,148	56,092	106,623	61,943
Principal Variable Universal Life Income II	10,962	6,242	12,450	4,204

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	25,132	31,986	29,247	66,163
Benefit Variable Universal Life II	1,270	181	2,291	772
Executive Variable Universal Life	124,981	122,755	246,668	448,006
Executive Variable Universal Life II	77,724	48,599	85,188	65,908

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	28,315	13,465	23,171	45,993
Benefit Variable Universal Life II	4,701	822	3,855	1,397
Executive Variable Universal Life	103,560	55,411	95,903	98,284
Executive Variable Universal Life II	143,689	65,696	95,806	45,863
Principal Variable Universal Life Income II	28,765	18,097	18,429	4,874

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	19,423	20,340	21,932	41,238
Benefit Variable Universal Life II	7,001	4,155	6,048	1,430
Executive Variable Universal Life	151,862	155,811	155,138	250,949
Executive Variable Universal Life II	80,676	58,308	73,507	35,347
Flexible Variable Life	5	6	46	1
PrinFlex Life®	4,891	188	967	92
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	1,667	293	408	-
Principal Variable Universal Life Accumulator II	914	91	492	46
Principal Variable Universal Life Income	348	196	127	12
Principal Variable Universal Life Income II	675	409	757	150

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	12,362	28,870	22,707	21,513
Benefit Variable Universal Life II	12,413	11,959	26,132	14,030
Executive Variable Universal Life	216,802	170,983	61,620	33,634
Executive Variable Universal Life II	128,146	87,358	169,211	54,089

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	1,211	1,061	6,287	6,278
Benefit Variable Universal Life II	10,689	10,510	1,062	48
Executive Variable Universal Life	2,755	20,245	31,686	49
Executive Variable Universal Life II	13,583	30,105	33,842	8,230

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	4,730	3,416	839	3,313
Executive Variable Universal Life	48,197	5,906	136,253	215,853

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	55,812	114,006	124,952	151,638
Benefit Variable Universal Life II	17,661	8,839	19,819	6,932
Executive Variable Universal Life	303,425	527,681	482,211	517,589
Executive Variable Universal Life II	139,829	113,525	148,047	64,422
Flexible Variable Life	621	2,616	2,020	2,621
PrinFlex Life®	166,176	251,341	237,422	271,892
Survivorship Flexible Premium Variable Universal Life	22,729	61,070	45,824	46,055
Principal Variable Universal Life Accumulator	58,147	72,790	64,989	115,117
Principal Variable Universal Life Accumulator II	76,617	109,640	59,880	78,456
Principal Variable Universal Life Income	44,939	100,827	80,007	68,033
Principal Variable Universal Life Income II	50,463	40,093	94,336	59,234

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	14,635	15,514	14,961	13,881
Benefit Variable Universal Life II	8,730	8,507	9,207	7,642
Executive Variable Universal Life	101,230	103,058	101,697	88,132
Executive Variable Universal Life II	110,448	62,617	95,588	56,628
Flexible Variable Life	1,961	704	453	1,980
PrinFlex Life®	43,900	72,481	49,824	66,490
Survivorship Flexible Premium Variable Universal Life	3,978	7,205	10,810	5,635
Principal Variable Universal Life Accumulator	12,421	15,304	17,854	19,208
Principal Variable Universal Life Accumulator II	29,982	30,555	29,510	34,178
Principal Variable Universal Life Income	40,821	31,375	35,918	38,165
Principal Variable Universal Life Income II	31,421	21,365	25,697	14,502

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	11,774	9,988	19,132	5,323
Executive Variable Universal Life	12,669	63,445	128,212	15,756
Flexible Variable Life	-	-	-	-
PrinFlex Life®	7,690	16,249	81,521	10,039
Survivorship Flexible Premium Variable Universal Life	296	642	20,673	417
Principal Variable Universal Life Accumulator	2,991	3,460	35,176	8,553

Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	606	153	1,255	35
Executive Variable Universal Life II	1,945	380	325	2
Principal Variable Universal Life Accumulator II	6,643	6,789	42,141	4,540
Principal Variable Universal Life Income	4,299	6,275	24,224	1,333
Principal Variable Universal Life Income II	3,430	1,471	10,953	1,001

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Invesco Core Equity Series I Division:
Benefit Variable Universal Life	8,660	18,008	13,694	2,204
Executive Variable Universal Life	43,595	92,482	33,454	44,389
Flexible Variable Life	633	375	185	614
PrinFlex Life®	20,124	33,654	30,669	55,772
Survivorship Flexible Premium Variable Universal Life	1,339	3,419	1,808	2,386
Principal Variable Universal Life Accumulator	8,706	19,025	9,928	17,731

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	1,585	508	815	452
Executive Variable Universal Life II	40,585	40,862	97,881	69,663
Principal Variable Universal Life Accumulator II	16,503	24,201	18,588	21,662
Principal Variable Universal Life Income	23,714	31,099	45,518	51,552
Principal Variable Universal Life Income II	3,987	2,298	4,566	2,594

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	12,888	7,411	19,426	25,951
Benefit Variable Universal Life II	576	152	602	365
Executive Variable Universal Life	311,679	276,535	144,876	110,893
Executive Variable Universal Life II	54,830	25,065	23,451	15,751
Flexible Variable Life	113	37	34	216
PrinFlex Life®	35,250	42,718	35,581	33,493
Survivorship Flexible Premium Variable Universal Life	915	309	3,547	5,747
Principal Variable Universal Life Accumulator	6,922	11,462	7,571	11,122
Principal Variable Universal Life Accumulator II	19,323	19,015	10,990	20,979
Principal Variable Universal Life Income	18,668	13,453	23,532	9,595
Principal Variable Universal Life Income II	15,976	14,743	6,475	3,606

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	2,998	20	-	-
Benefit Variable Universal Life II	124	1	-	-
Executive Variable Universal Life	-	-	-	-
Executive Variable Universal Life II	-	-	-	-

Invesco International Growth Series I Division:
Benefit Variable Universal Life	9,433	13,309	9,163	23,659
Benefit Variable Universal Life II	4,610	1,527	2,904	2,519
Executive Variable Universal Life	477,320	458,297	543,757	530,827
Executive Variable Universal Life II	95,775	57,807	69,498	44,661

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	1,094	559	2,214	1,316
Benefit Variable Universal Life II	189	21	98	8
Executive Variable Universal Life	4,264	49,659	8,922	16,229
Executive Variable Universal Life II	5,449	3,857	246	103
Flexible Variable Life	94	-	-	-
PrinFlex Life®	926	126	716	118
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	29	287	-	3
Principal Variable Universal Life Income	604	380	141	21
Principal Variable Universal Life Income II	760	138	809	84

Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	2,751	2,675	20,644	2,593
Benefit Variable Universal Life II	20,190	19,821	2,510	95
Executive Variable Universal Life	53,751	135,395	213,311	100,945
Executive Variable Universal Life II	2,654	1,512	2,887	327
Flexible Variable Life	609	47	447	29
PrinFlex Life®	14,198	24,243	48,267	9,435
Survivorship Flexible Premium Variable Universal Life	-	360	5,773	200
Principal Variable Universal Life Accumulator	2,258	2,597	11,974	2,970

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	19,174	35,342	28,478	27,582
Benefit Variable Universal Life II	13,929	12,645	2,016	659
Executive Variable Universal Life	426,759	518,379	419,416	416,794
Executive Variable Universal Life II	98,227	69,953	120,607	69,375
Flexible Variable Life	38	381	54	304
PrinFlex Life®	19,765	22,926	18,664	39,606
Survivorship Flexible Premium Variable Universal Life	279	873	181	523
Principal Variable Universal Life Accumulator	4,723	4,617	4,246	5,861

Invesco Technology Series I Division:
Benefit Variable Universal Life	11,404	8,257	30,415	35,382
Executive Variable Universal Life	57,494	68,407	274,706	509,838
Flexible Variable Life	806	661	676	2,029
PrinFlex Life®	29,009	29,073	44,240	57,621
Survivorship Flexible Premium Variable Universal Life	1,063	500	1,158	731
Principal Variable Universal Life Accumulator	5,561	9,806	7,380	11,139

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	1,841	4,685	499	466
Benefit Variable Universal Life II	9,284	2,130	12,713	4,172
Executive Variable Universal Life	100,717	96,725	148,771	99,669
Executive Variable Universal Life II	118,934	94,275	123,710	47,654

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	15,046	8,387	10,518	8,806
Benefit Variable Universal Life II	5,350	2,476	4,002	2,982
Executive Variable Universal Life	127,537	104,953	174,480	162,555
Executive Variable Universal Life II	103,771	75,971	164,953	81,304
Flexible Variable Life	280	195	94	95
PrinFlex Life®	18,268	24,039	14,888	35,247
Survivorship Flexible Premium Variable Universal Life	189	910	1,275	323
Principal Variable Universal Life Accumulator	6,166	12,254	6,780	11,215

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	46,444	74,664	95,609	105,834
Benefit Variable Universal Life II	8,071	9,543	9,793	3,832
Executive Variable Universal Life	474,044	910,846	760,553	652,952
Executive Variable Universal Life II	210,326	310,904	644,353	353,453

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	10,709	5,449	16,040	6,182
Executive Variable Universal Life II	85,431	117,021	665,944	663,534
Principal Variable Universal Life Income II	16,019	9,807	16,220	5,150

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	6,440	9,604	11,395	6,230
Benefit Variable Universal Life II	167	28	109	12
Executive Variable Universal Life	8,398	13,377	26,474	31,727
Executive Variable Universal Life II	2,415	71	43	228

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	4,963	16,503	17,538	20,849
Executive Variable Universal Life	44,814	92,539	76,900	135,029

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	8,235	14,930	9,142	5,781
Executive Variable Universal Life	46,629	111,613	196,958	102,522

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	29,164	26,200	23,790	27,851
Executive Variable Universal Life	198,759	208,634	190,473	234,700

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	11,397	7,542	14,212	22,529
Benefit Variable Universal Life II	5,092	1,171	3,922	730
Executive Variable Universal Life	46,194	44,409	24,804	44,737
Executive Variable Universal Life II	41,125	9,921	9,976	4,914
Flexible Variable Life	188	189	240	603
PrinFlex Life®	16,118	19,196	20,050	35,080
Survivorship Flexible Premium Variable Universal Life	448	3,241	459	1,050
Principal Variable Universal Life Accumulator	17,623	22,551	18,746	28,304
Principal Variable Universal Life Accumulator II	25,145	43,452	32,245	40,893
Principal Variable Universal Life Income	25,242	29,643	29,608	37,542
Principal Variable Universal Life Income II	8,755	3,090	7,122	3,518

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	9,479	7,378	10,462	12,696
Benefit Variable Universal Life II	29,670	16,380	1,806	465
Executive Variable Universal Life	63,843	61,023	132,853	170,873
Executive Variable Universal Life II	35,431	19,798	41,815	34,667
Flexible Variable Life	273	145	341	169
PrinFlex Life®	84,057	142,438	109,801	205,439
Survivorship Flexible Premium Variable Universal Life	8,510	5,713	15,575	12,631
Principal Variable Universal Life Accumulator	3,502	6,248	4,343	9,362
Principal Variable Universal Life Accumulator II	11,184	5,199	5,767	7,843
Principal Variable Universal Life Income	19,348	18,424	15,035	35,250
Principal Variable Universal Life Income II	1,463	368	1,392	282

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	14,510	13,559	14,520	32,101
Benefit Variable Universal Life II	15,799	7,575	14,366	6,779
Executive Variable Universal Life	207,316	131,211	123,798	115,403
Executive Variable Universal Life II	329,267	216,959	255,620	122,357
Flexible Variable Life	398	1,931	972	3,018
PrinFlex Life®	171,511	334,602	205,015	423,451
Survivorship Flexible Premium Variable Universal Life	9,893	17,255	32,254	40,185
Principal Variable Universal Life Accumulator	8,574	35,373	13,715	49,913
Principal Variable Universal Life Accumulator II	21,881	28,519	26,004	32,317
Principal Variable Universal Life Income	15,602	28,369	24,744	27,884
Principal Variable Universal Life Income II	15,833	11,813	14,808	7,219

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	38,864	25,667	39,640	15,222
Executive Variable Universal Life II	845,245	541,020	929,200	358,836
Flexible Variable Life	2,241	252	300	183
PrinFlex Life®	144,979	170,173	106,151	151,713
Survivorship Flexible Premium Variable Universal Life	4,490	11,728	17,273	21,843
Principal Variable Universal Life Accumulator	29,664	26,680	16,970	47,820
Principal Variable Universal Life Accumulator II	41,000	43,042	45,192	39,080
Principal Variable Universal Life Income	28,975	22,009	34,452	23,697
Principal Variable Universal Life Income II	45,739	24,840	35,911	13,170

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	5,834	4,150	4,187	3,289
Benefit Variable Universal Life II	932	79	828	52
Executive Variable Universal Life	83,130	57,717	28,457	24,150
Executive Variable Universal Life II	35,173	7,739	18,815	5,797
Flexible Variable Life	4,383	9,107	6,001	15,683
PrinFlex Life®	95,880	154,664	112,624	209,858
Survivorship Flexible Premium Variable Universal Life	9,616	10,901	29,881	33,142
Principal Variable Universal Life Accumulator	8,517	31,125	18,386	64,663
Principal Variable Universal Life Accumulator II	21,307	17,762	15,931	18,251
Principal Variable Universal Life Income	33,173	31,986	48,160	39,341
Principal Variable Universal Life Income II	17,532	9,393	14,694	7,838

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	2,225	3,949	3,932	791
Benefit Variable Universal Life II	4,153	1,768	3,530	1,714
Executive Variable Universal Life	12,847	16,235	29,728	37,729
Executive Variable Universal Life II	82,340	54,790	91,918	42,906

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	18,164	11,505	18,186	27,405
Benefit Variable Universal Life II	4,227	1,378	2,247	625
Executive Variable Universal Life	82,867	68,586	202,158	164,418
Executive Variable Universal Life II	99,948	62,600	157,568	28,802

MFS VIT International Value Service Class Division:
Benefit Variable Universal Life	8,408	39	-	-
Benefit Variable Universal Life II	24	-	-	-
Executive Variable Universal Life	77,524	569	-	-
Executive Variable Universal Life II	47,384	7,817	-	-

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	5,601	3,587	11,375	19,122
Executive Variable Universal Life	9,629	13,228	10,047	7,731

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	27,481	20,006	18,995	20,205
Benefit Variable Universal Life II	7,559	5,036	9,195	3,060
Executive Variable Universal Life	229,424	183,200	204,308	263,290
Executive Variable Universal Life II	173,580	98,360	73,196	49,617
Flexible Variable Life	63	-	399	399
PrinFlex Life®	4,871	2,592	10,147	1,599
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	2,465	1,628	1,345	898
Principal Variable Universal Life Accumulator II	8,346	12,822	11,443	10,039
Principal Variable Universal Life Income	4,970	10,077	9,216	8,113
Principal Variable Universal Life Income II	7,577	3,108	9,150	4,634

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	12,107	14,564	34,741	31,460
Benefit Variable Universal Life II	10,056	7,526	11,123	6,881
Executive Variable Universal Life	58,000	29,675	10,254	28,355
Executive Variable Universal Life II	257,192	230,345	143,171	51,762

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	92	9	47	3
Executive Variable Universal Life II	10,077	11,466	19,035	10,213

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	5,433	6,710	7,348	1,762
Executive Variable Universal Life II	59,460	38,446	49,153	38,026
Principal Variable Universal Life Income II	135,659	26,126	93,531	82,954

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	37,243	45,184	53,787	47,284
Benefit Variable Universal Life II	12,611	9,071	9,915	8,755
Executive Variable Universal Life	261,310	244,035	270,649	245,709
Executive Variable Universal Life II	107,785	45,066	115,212	55,000

MidCap Class 1 Division:
Benefit Variable Universal Life	32,808	18,107	31,669	42,578
Benefit Variable Universal Life II	8,810	2,846	3,816	3,585
Executive Variable Universal Life	300,864	332,216	298,361	293,392
Executive Variable Universal Life II	119,701	44,442	97,835	30,831
Flexible Variable Life	3,838	9,938	5,191	20,418
PrinFlex Life®	102,026	189,421	125,540	248,007
Survivorship Flexible Premium Variable Universal Life	6,361	14,642	22,943	20,980
Principal Variable Universal Life Accumulator	23,771	32,765	24,641	65,950
Principal Variable Universal Life Accumulator II	38,003	55,906	44,916	60,195
Principal Variable Universal Life Income	49,331	58,385	51,821	70,739
Principal Variable Universal Life Income II	24,681	10,437	30,579	15,062

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Money Market Class 1 Division:
Benefit Variable Universal Life	340,284	291,317	581,786	751,748
Benefit Variable Universal Life II	219,581	209,055	120,132	120,653
Executive Variable Universal Life	3,305,651	3,099,498	3,786,142	4,338,648
Executive Variable Universal Life II	4,161,361	4,679,580	5,478,719	4,436,674
Flexible Variable Life	2,798	10,960	18,071	11,927
PrinFlex Life®	611,978	723,193	537,333	731,582
Survivorship Flexible Premium Variable Universal Life	56,188	60,964	69,400	104,330
Principal Variable Universal Life Accumulator	53,517	72,661	56,083	97,572
Principal Variable Universal Life Accumulator II	151,791	185,512	124,351	183,062
Principal Variable Universal Life Income	285,893	183,981	157,942	148,826
Principal Variable Universal Life Income II	407,102	471,767	570,387	468,995

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	121	1,950	855	862
Benefit Variable Universal Life II	307	498	1,955	2,031
Executive Variable Universal Life	41,238	64,843	19,975	29,010
Executive Variable Universal Life II	16,024	16,073	7,787	6,814

Neuberger Berman AMT Large Cap Value I Class Division:
Benefit Variable Universal Life	9,737	9,402	14,228	8,930
Benefit Variable Universal Life II	39	122	212	17
Executive Variable Universal Life	91,025	97,565	65,559	103,062
Executive Variable Universal Life II	8,158	5,950	5,188	1,210
Principal Variable Universal Life Income II	2,319	1,717	3,112	2,445

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	3,198	3,713	5,195	4,973
Benefit Variable Universal Life II	391	90	633	181
Executive Variable Universal Life	14,331	23,760	9,275	1,578
Executive Variable Universal Life II	-	-	-	-

Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	558	2,373	833	607
Benefit Variable Universal Life II	2,465	676	2,612	632
Executive Variable Universal Life	3,177	1,617	1,510	1,297
Executive Variable Universal Life II	29,837	14,519	35,702	23,412
Principal Variable Universal Life Income II	2,334	1,633	3,196	1,447

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	25,662	247	-	-
Benefit Variable Universal Life II	1,526	62	276	1
Executive Variable Universal Life	29,701	264	-	-
Executive Variable Universal Life II	82,946	1,984	-	-

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	617	74	118	10
Executive Variable Universal Life	-	-	-	-
Executive Variable Universal Life II	8,961	4,937	3,766	256

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	27	17	-	-
Benefit Variable Universal Life II	894	124	-	-
Executive Variable Universal Life	47,209	36,651	-	-
Executive Variable Universal Life II	2,557	125	23	-

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	21	116	-	110
Benefit Variable Universal Life II	6,428	5,379	5,193	2,291
Executive Variable Universal Life	29,476	36,217	51,188	48,955
Executive Variable Universal Life II	216,661	185,045	182,897	48,078

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	24,169	41,132	81,599	18,047
Benefit Variable Universal Life II	12,270	8,881	8,730	1,753
Executive Variable Universal Life	126,741	169,593	174,882	44,240
Executive Variable Universal Life II	366,142	317,731	242,528	80,361

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	17,597	9,704	-	55
Benefit Variable Universal Life II	16,113	9,628	8,872	5,132
Executive Variable Universal Life	737,842	459,621	164,829	63,799
Executive Variable Universal Life II	506,912	330,179	172,712	89,236

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	39,204	27,259	55,217	49,882
Benefit Variable Universal Life II	22,089	15,423	29,802	12,371
Executive Variable Universal Life	231,747	315,040	468,063	206,372
Executive Variable Universal Life II	770,733	689,526	922,934	258,924

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	7,253	2,995	11,473	9,460
Benefit Variable Universal Life II	9,443	11,228	10,049	2,457
Executive Variable Universal Life	164,162	211,112	124,632	78,834
Executive Variable Universal Life II	78,622	107,538	103,906	37,947
Flexible Variable Life	-	-	-	-
PrinFlex Life®	1,566	1,284	3,874	1,424
Survivorship Flexible Premium Variable Universal Life	45,741	18,286	3,132	121
Principal Variable Universal Life Accumulator	1,821	1,369	307	414
Principal Variable Universal Life Accumulator II	1,934	2,470	1,263	859
Principal Variable Universal Life Income	2,939	5,465	5,501	3,707
Principal Variable Universal Life Income II	1,090	360	1,804	565

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	46,092	12,524	13,609	6,092
Benefit Variable Universal Life II	6,885	7,703	12,168	5,762
Executive Variable Universal Life	136,583	145,996	164,641	315,411
Executive Variable Universal Life II	140,782	74,519	56,077	28,340
Flexible Variable Life	-	-	-	-
PrinFlex Life®	768	1,097	5,375	462
Survivorship Flexible Premium Variable Universal Life	-	-	2,161	-
Principal Variable Universal Life Accumulator	1,263	377	208	267
Principal Variable Universal Life Accumulator II	1,245	3,096	3,229	2,544
Principal Variable Universal Life Income	2,548	4,656	3,763	5,788
Principal Variable Universal Life Income II	3,347	1,854	2,090	662

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	58,081	45,144	43,713	33,903
Benefit Variable Universal Life II	32,655	16,847	27,461	6,705
Executive Variable Universal Life	414,318	286,328	367,281	435,861
Executive Variable Universal Life II	615,733	281,375	401,223	186,484
Flexible Variable Life	463	10	34	22
PrinFlex Life®	11,161	9,964	20,088	9,084
Survivorship Flexible Premium Variable Universal Life	885	-	1,778	-
Principal Variable Universal Life Accumulator	4,675	39	65	29
Principal Variable Universal Life Accumulator II	7,176	13,447	8,672	23,012
Principal Variable Universal Life Income	28,086	22,885	29,577	27,247
Principal Variable Universal Life Income II	8,479	3,843	17,330	3,113

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	32,907	26,781	28,763	21,617
Benefit Variable Universal Life II	21,946	14,278	20,243	4,209
Executive Variable Universal Life	244,287	257,230	259,185	230,843
Executive Variable Universal Life II	297,732	185,861	310,273	101,387
Flexible Variable Life	435	176	354	178
PrinFlex Life®	11,065	1,417	2,233	2,238
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	5,969	35	-	-
Principal Variable Universal Life Accumulator II	10,912	20,782	14,864	17,834
Principal Variable Universal Life Income	47,077	61,161	102,189	80,381
Principal Variable Universal Life Income II	26,503	16,981	30,223	17,755

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	27,171	14,122	14,688	16,679
Benefit Variable Universal Life II	14,967	11,236	12,316	2,568
Executive Variable Universal Life	164,726	54,583	73,142	28,210
Executive Variable Universal Life II	287,339	72,471	148,900	173,447
Flexible Variable Life	-	-	78	95
PrinFlex Life®	2,372	1,779	413	240
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	54	371	495	18
Principal Variable Universal Life Accumulator II	11,235	17,337	16,519	29,907
Principal Variable Universal Life Income	53,943	63,328	86,713	107,156
Principal Variable Universal Life Income II	28,008	10,557	29,123	7,673

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	20,708	14,276	38,930	8,558
Benefit Variable Universal Life II	13,118	12,054	8,146	5,054
Executive Variable Universal Life	49,664	45,602	56,404	34,978
Executive Variable Universal Life II	76,773	27,430	29,945	6,471
Flexible Variable Life	68	-	-	147
PrinFlex Life®	2,703	1,313	396	244
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	54	373	505	243
Principal Variable Universal Life Accumulator II	10,266	11,803	13,718	10,547
Principal Variable Universal Life Income	36,290	31,249	40,397	53,478
Principal Variable Universal Life Income II	20,947	13,093	20,210	13,818

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	-	-	-	-
Executive Variable Universal Life II	23	-	-	-
Flexible Variable Life	-	-	-	-
PrinFlex Life®	-	-	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	-	-	-	-
Principal Variable Universal Life Income	-	-	-	-
Principal Variable Universal Life Income II	115	25	-	-

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	6,238	12,068	1,021	16,316
Executive Variable Universal Life	1,742	37	-	23

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	13,638	9,251	11,431	25,062
Executive Variable Universal Life	14,229	9,689	13,987	30,922

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	10,964	13,034	8,870	8,292
Benefit Variable Universal Life II	588	37	58	20
Executive Variable Universal Life	41,692	54,374	37,077	96,246
Executive Variable Universal Life II	5,088	94	350	146
Flexible Variable Life	112	60	45	633
PrinFlex Life®	114,182	198,592	133,042	264,564
Survivorship Flexible Premium Variable Universal Life	4,348	9,290	13,427	16,685
Principal Variable Universal Life Accumulator	7,599	17,122	11,635	34,024
Principal Variable Universal Life Accumulator II	42	225	8,253	7,838
Principal Variable Universal Life Income	2,072	164	213	207
Principal Variable Universal Life Income II	9,945	9,067	200	61

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	39,484	49,796	52,458	55,002
Benefit Variable Universal Life II	7,864	3,070	5,001	2,537
Executive Variable Universal Life	286,640	320,227	295,896	306,404
Executive Variable Universal Life II	114,228	81,066	98,239	42,663
Flexible Variable Life	363	3,611	3,308	1,059
PrinFlex Life®	31,702	57,704	46,545	55,458
Survivorship Flexible Premium Variable Universal Life	5,196	5,026	6,807	4,503
Principal Variable Universal Life Accumulator	11,754	15,329	7,836	23,785
Principal Variable Universal Life Accumulator II	17,136	28,189	25,166	24,176
Principal Variable Universal Life Income	16,548	15,978	23,091	19,153
Principal Variable Universal Life Income II	11,863	5,770	45,572	39,352

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	17,571	5,429	8,657	5,698
Benefit Variable Universal Life II	11,549	3,367	9,886	2,850
Executive Variable Universal Life	155,935	49,363	139,329	142,848
Executive Variable Universal Life II	239,882	111,147	378,869	283,475
Flexible Variable Life	8,722	164	138	136
PrinFlex Life®	941,317	179,355	81,773	66,150
Survivorship Flexible Premium Variable Universal Life	76,130	7,103	3,123	12,708
Principal Variable Universal Life Accumulator	149,007	18,205	27,655	20,411
Principal Variable Universal Life Accumulator II	137,233	164,645	39,836	42,614
Principal Variable Universal Life Income	280,741	189,862	99,580	58,441
Principal Variable Universal Life Income II	238,557	146,923	275,895	109,556

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	13,253	3,174	4,552	4,093
Benefit Variable Universal Life II	5,748	3,523	3,611	1,344
Executive Variable Universal Life	50,548	74,057	118,981	119,099
Executive Variable Universal Life II	502,608	109,826	333,084	215,065
Flexible Variable Life	-	90	772	77
PrinFlex Life®	25,597	24,883	61,640	24,056
Survivorship Flexible Premium Variable Universal Life	6,478	5,296	2,733	499
Principal Variable Universal Life Accumulator	7,744	41,957	83,178	27,136
Principal Variable Universal Life Accumulator II	17,492	13,383	13,634	8,322
Principal Variable Universal Life Income	47,543	43,967	16,628	11,436
Principal Variable Universal Life Income II	81,378	36,065	133,196	52,335

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	16,170	10,746	6,105	8,157
Benefit Variable Universal Life II	33,033	4,014	11,380	10,385
Executive Variable Universal Life	75,284	54,630	98,207	76,609
Executive Variable Universal Life II	153,209	69,773	164,571	53,540
Flexible Variable Life	117	148	3,276	141
PrinFlex Life®	63,760	29,497	109,325	22,770
Survivorship Flexible Premium Variable Universal Life	53,788	37,217	56,151	84,178
Principal Variable Universal Life Accumulator	17,363	1,951	4,308	4,697
Principal Variable Universal Life Accumulator II	47,424	31,361	35,770	49,509
Principal Variable Universal Life Income	172,567	135,184	91,965	107,937
Principal Variable Universal Life Income II	213,848	120,866	258,723	367,809

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	5,115	4,470	3,657	230
Benefit Variable Universal Life II	4,523	2,410	6,346	1,818
Executive Variable Universal Life	41,281	42,917	64,293	61,622
Executive Variable Universal Life II	105,379	95,914	113,927	44,099
Flexible Variable Life	202	129	283	130
PrinFlex Life®	74,138	35,621	55,510	59,793
Survivorship Flexible Premium Variable Universal Life	17,713	6,114	15,760	3,163
Principal Variable Universal Life Accumulator	50,510	52,106	16,850	37,709
Principal Variable Universal Life Accumulator II	31,545	24,956	32,650	17,582
Principal Variable Universal Life Income	77,375	251,554	192,591	36,121
Principal Variable Universal Life Income II	26,073	29,205	39,830	21,141

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	13,027	5,273	13,151	30,769
Benefit Variable Universal Life II	15,370	6,393	17,615	5,847
Executive Variable Universal Life	137,498	131,992	109,930	98,600
Executive Variable Universal Life II	184,164	101,360	144,509	73,689
Flexible Variable Life	770	109	306	134
PrinFlex Life®	52,630	53,467	78,947	24,093
Survivorship Flexible Premium Variable Universal Life	3,064	844	243	776
Principal Variable Universal Life Accumulator	2,067	4,946	10,943	14,906
Principal Variable Universal Life Accumulator II	44,761	44,876	56,179	41,855
Principal Variable Universal Life Income	131,428	82,796	119,802	111,924
Principal Variable Universal Life Income II	222,841	136,718	392,285	257,792

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	26,038	39,135	60,630	61,098
Benefit Variable Universal Life II	16,020	11,407	27,864	19,644
Executive Variable Universal Life	482,539	410,027	410,976	211,462
Executive Variable Universal Life II	300,511	195,137	459,167	316,518
Flexible Variable Life	196	226	314	8,083
PrinFlex Life®	116,647	127,943	116,887	75,531
Survivorship Flexible Premium Variable Universal Life	14,471	29,056	14,454	4,902
Principal Variable Universal Life Accumulator	20,679	30,748	32,327	8,037
Principal Variable Universal Life Accumulator II	25,244	41,216	41,520	56,443
Principal Variable Universal Life Income	106,372	58,507	38,624	49,255
Principal Variable Universal Life Income II	25,514	13,577	80,115	117,992

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	8,101	4,810	6,462	9,987
Benefit Variable Universal Life II	7,633	304	997	40
Executive Variable Universal Life	16,188	17,105	43,929	44,561
Executive Variable Universal Life II	9,721	6,226	2,051	1,936
Flexible Variable Life	445	397	538	2,756
PrinFlex Life®	36,753	60,419	35,835	93,486
Survivorship Flexible Premium Variable Universal Life	3,461	3,448	3,795	7,699
Principal Variable Universal Life Accumulator	6,327	25,590	9,445	31,201
Principal Variable Universal Life Accumulator II	14,145	15,677	9,410	13,480
Principal Variable Universal Life Income	25,408	28,187	8,656	7,758
Principal Variable Universal Life Income II	3,608	2,906	5,579	1,807

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	16,419	24,176	17,061	15,022
Benefit Variable Universal Life II	752	504	1,203	758
Executive Variable Universal Life	71,975	83,317	54,087	80,626
Executive Variable Universal Life II	46,862	55,730	53,632	50,137
Flexible Variable Life	311	177	90	286
PrinFlex Life®	78,016	144,126	93,561	164,146
Survivorship Flexible Premium Variable Universal Life	3,019	12,252	8,433	14,530
Principal Variable Universal Life Accumulator	6,059	13,314	8,598	20,157
Principal Variable Universal Life Accumulator II	24,941	22,930	19,088	24,866
Principal Variable Universal Life Income	15,961	23,280	16,656	16,243
Principal Variable Universal Life Income II	6,561	3,707	7,798	5,317

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	15,208	14,702	16,502	39,443
Benefit Variable Universal Life II	1,756	1,350	2,560	1,047
Executive Variable Universal Life	52,053	66,373	52,676	93,364
Executive Variable Universal Life II	9,352	2,353	3,439	3,775
Flexible Variable Life	203	316	453	5,176
PrinFlex Life®	29,446	58,772	33,877	61,094
Survivorship Flexible Premium Variable Universal Life	1,030	5,010	3,785	6,118
Principal Variable Universal Life Accumulator	9,142	15,202	13,461	26,556
Principal Variable Universal Life Accumulator II	10,198	17,169	10,741	15,922
Principal Variable Universal Life Income	11,440	15,822	12,322	14,072
Principal Variable Universal Life Income II	3,421	2,038	4,766	2,487

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	6,706	9,809	18,191	17,967
Executive Variable Universal Life	148,153	83,852	41,962	28,706

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	2,488	6,016	5,770	4,476
Benefit Variable Universal Life II	6,612	577	1,280	575
Executive Variable Universal Life	82,223	73,930	63,167	80,709
Executive Variable Universal Life II	65,645	38,968	59,358	26,675

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	4,567	3,347	3,285	367
Benefit Variable Universal Life II	8,264	3,648	8,157	9,034
Executive Variable Universal Life	161,410	218,517	259,744	282,031
Executive Variable Universal Life II	193,625	192,999	178,467	134,832

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	20,622	19,858	29,312	26,186
Benefit Variable Universal Life II	17,655	12,383	32,342	25,763
Executive Variable Universal Life	133,307	122,210	151,464	74,939
Executive Variable Universal Life II	228,253	146,265	169,494	61,384
Flexible Variable Life	2,048	865	41	31
PrinFlex Life®	30,289	21,906	32,948	6,684
Survivorship Flexible Premium Variable Universal Life	246	2,053	79	261
Principal Variable Universal Life Accumulator	4,577	5,095	6,514	1,387
Principal Variable Universal Life Accumulator II	9,800	22,479	22,662	2,117
Principal Variable Universal Life Income	43,297	38,923	22,247	3,315
Principal Variable Universal Life Income II	19,601	5,007	14,550	1,661

TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	391	23	-	-
Executive Variable Universal Life	1,584	16	-	-
Executive Variable Universal Life II	5,350	4,207	6,465	48
Flexible Variable Life	-	-	-	-
PrinFlex Life®	527	782	797	17
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	782	-	-	-
Principal Variable Universal Life Accumulator II	-	-	-	-
Principal Variable Universal Life Income	1,191	77	127	2
Principal Variable Universal Life Income II	533	153	1,577	57

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	8,603	112	46	1
Executive Variable Universal Life	3,637	2,870	11,034	75
Executive Variable Universal Life II	1,621	77	-	-
Flexible Variable Life	127	-	-	-
PrinFlex Life®	11,532	3,762	3,662	2,113
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	747	-	-	-
Principal Variable Universal Life Accumulator II	201	1,295	1,823	17
Principal Variable Universal Life Income	2,550	88	680	-
Principal Variable Universal Life Income II	7,185	11,882	247,389	1,534

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	-	-	-	-
Benefit Variable Universal Life II	825	464	-	-
Executive Variable Universal Life	2,283	24	-	-
Executive Variable Universal Life II	-	-	-	-
Flexible Variable Life	-	-	-	-
PrinFlex Life®	577	77	241	236
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	1,878	32	-	-
Principal Variable Universal Life Income	-	150	5,602	42
Principal Variable Universal Life Income II	3,116	936	9,482	446

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	18,368	22,670	28,851	17,870
Benefit Variable Universal Life II	8,690	3,771	15,444	11,057
Executive Variable Universal Life	121,591	134,119	258,009	150,529
Executive Variable Universal Life II	180,502	156,370	227,204	81,534

Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	28	28	19	22
PrinFlex Life®	13,893	12,712	25,940	9,268
Survivorship Flexible Premium Variable Universal Life	407	114	5,250	32
Principal Variable Universal Life Accumulator	1,950	1,160	12,177	1,115
Principal Variable Universal Life Accumulator II	4,605	18,521	26,754	3,312
Principal Variable Universal Life Income	4,429	3,268	9,358	2,290
Principal Variable Universal Life Income II	7,859	20,798	31,858	13,930

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	103,891	104,896	110,836	138,444
Executive Variable Universal Life	1,270,983	1,415,379	1,350,283	1,310,288

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	115,441	58,577	119,978	153,980
Executive Variable Universal Life	1,578,720	1,492,785	1,058,645	1,000,689

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	59,035	37,242	36,906	52,447
Benefit Variable Universal Life II	12,697	3,542	5,748	1,183
Executive Variable Universal Life	329,496	276,997	298,074	328,310
Executive Variable Universal Life II	220,243	143,602	139,320	65,667

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	207	118	2	15
Executive Variable Universal Life	7,533	4,413	10,228	10,205
Flexible Variable Life	18	23	21	371
PrinFlex Life®	9,808	10,322	3,467	2,792
Survivorship Flexible Premium Variable Universal Life	101	24,635	25,238	806
Principal Variable Universal Life Accumulator	2,164	1,904	2,851	2,830
Principal Variable Universal Life Accumulator II	5,791	2,515	1,325	2,514
Principal Variable Universal Life Income	12,463	6,994	1,579	18,712

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	312	270	14	28
Executive Variable Universal Life	373	373	-	-
Flexible Variable Life	27,212	24,562	5,852	17,538
PrinFlex Life®	2,881	2,138	4,825	6,157
Survivorship Flexible Premium Variable Universal Life	348	561	1,567	705
Principal Variable Universal Life Accumulator	1,376	240	753	2,274
Principal Variable Universal Life Accumulator II	617	823	1,145	2,179
Principal Variable Universal Life Income	14,029	7,627	2,379	21,341

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	3	240	1,391	641
Executive Variable Universal Life	55,052	24,431	45,272	12,731
Flexible Variable Life	372	333	34	23
PrinFlex Life®	11,724	20,514	30,027	14,874
Survivorship Flexible Premium Variable Universal Life	10,568	10,026	1,076	698
Principal Variable Universal Life Accumulator	1,611	1,725	4,158	2,133
Principal Variable Universal Life Accumulator II	5,050	10,297	10,218	4,154
Principal Variable Universal Life Income	12,888	13,711	14,213	4,109

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013
6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2013, 2012, 2011, 2010, and 2009 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein Global Thematic Growth Class A Division:
2013	12	$12.58	$146	0.29%	—%	23.21%
2012	8	10.21	82	—	—	13.57
2011	6	8.99	57	0.63	—	(23.23)
2010	3	11.71	36	3.14	—	18.88
2009	—	9.85	3	—	—	53.43

AllianceBernstein International Growth Class A Division:
2013	56	10.31	573	1.04	—	13.67
2012	48	9.07	434	1.85	—	15.69
2011	40	7.84	317	3.84	—	(15.79)
2010	38	9.31	358	1.13	—	12.85
2009	9	8.25	70	—	—	39.59

AllianceBernstein International Value Class A Division:
2013	46	7.62	348	6.02	—	23.10
2012	48	6.19	297	2.17	—	15.27
2011	49	5.37	264	4.07	—	(19.37)
2010	39	6.66	261	3.16	—	4.72
2009	47	6.36	297	2.75	—	34.75

AllianceBernstein Small Cap Growth Class A Division:
2013	92	18.62	1,705	—	—	45.70
2012	61	12.78	783	—	—	15.03
2011	27	11.11	306	—	—	4.42
2010	13	10.64	142	—	—	36.94
2009	6	7.77	44	—	—	41.79

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
AllianceBernstein Small/Mid Value Class A Division:
2013	106	$17.49	$1,858	0.60%	—%	38.04%
2012	87	12.67	1,105	0.57	—%	18.74
2011	51	10.67	541	0.51	—%	(8.41)
2010	22	11.65	256	0.20	—%	26.91
2009	1	9.18	9	0.62	—%	42.99

American Century VP Income & Growth Class I Division:
2013	174	18.47 to 16.80	3,213	2.22	0.00 to 0.75	35.81 to 34.83
2012	184	13.60 to 12.46	2,508	2.07	0.00 to 0.75	14.77 to 13.89
2011	221	11.85 to 10.94	2,620	1.55	—	3.13 to 2.34
2010	258	11.49 to 10.69	2,967	1.54	—	14.10 to 13.24
2009	274	10.07 to 9.44	2,757	4.80	—	18.05 to 17.27

American Century VP Income & Growth Class II Division:
2013	187	20.11	3,771	2.00	—	35.51
2012	162	14.84	2,410	1.84	—	14.42
2011	190	12.97	2,464	1.32	—	2.85
2010	172	12.61	2,167	1.28	—	13.91
2009	180	11.07	1,995	4.09	—	17.77

American Century VP Inflation Protection Class II Division:
2013	127	11.27 to 10.97	1,426	1.63	0.00 to 0.75	(8.45) to (9.11)
2012	169	12.31 to 12.07	2,082	2.31	0.00 to 0.75	7.32 to 6.53
2011	137	11.47 to 11.33	1,572	3.75	0.00 to 0.75	11.79 to 10.97
2010 (7)	35	10.26 to 10.21	363	1.02	0.00 to 0.75	2.60 to 2.10

American Century VP International Class II Division:
2013	26	20.54	529	2.26	—	22.48
2012	37	16.77	615	0.81	—	21.17
2011	31	13.84	423	1.29	—	(12.02)
2010	27	15.73	432	1.87	—	13.17
2009	24	13.90	332	2.25	—	33.65

American Century VP MidCap Value Class II Division:
2013	636	20.97 to 20.41	13,336	1.06	0.00 to 0.75	29.93 to 28.93
2012	554	16.14 to 15.83	8,938	1.85	0.00 to 0.75	16.20 to 15.38
2011	543	13.89 to 13.72	7,537	1.20	0.00 to 0.75	(0.86) to (1.58)
2010	468	14.01 to 13.94	6,551	2.21	0.00 to 0.75	18.23 to 17.64
2009	346	11.77	4,069	3.04	—	29.77

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
American Century VP Ultra Class I Division:
2013	112	$16.93 to $15.40	$1,889	0.53%	0.00% to 0.75%	37.09% to 36.04%
2012	120	12.35 to 11.32	1,474	—	0.00 to 0.75	13.93 to 13.09
2011	134	10.84 to 10.01	1,452	—	0.00 to 0.75	1.03 to 0.30
2010	150	10.73 to 9.98	1,612	0.51	0.00 to 0.75	16.13 to 15.24
2009	160	9.24 to 8.66	1,477	0.29	0.00 to 0.75	34.50 to 33.44

American Century VP Ultra Class II Division:
2013	170	18.60	3,162	0.44	—	36.87
2012	224	13.59	3,045	—	—	13.82
2011	204	11.94	2,431	—	—	0.84
2010	216	11.84	2,560	0.37	—	15.85
2009	214	10.22	2,183	0.18	—	34.47

American Century VP Value Class II Division:
2013	1,088	22.06 to 20.22	24,001	1.49	0.00 to 0.75	31.47 to 30.54
2012	1,085	16.78 to 15.49	18,212	1.77	0.00 to 0.75	14.54 to 13.65
2011	1,090	14.65 to 13.63	15,962	1.87	0.00 to 0.75	0.90 to 0.15
2010	850	14.52 to 13.61	12,344	2.13	0.00 to 0.75	13.00 to 12.20
2009	776	12.85 to 12.13	9,965	5.18	0.00 to 0.75	19.76 to 18.81

American Century VP Vista Class II Division:
2013	24	16.44	394	—	—	30.06
2012	18	12.64	222	—	—	15.43
2011	28	10.95	302	—	—	(8.06)
2010	30	11.91	356	—	—	23.55
2009	44	9.64	424	—	—	22.49

Balanced Class 1 Division:
2013	607	17.63 to 48.10	15,137	1.78	0.00 to 0.75	19.53 to 18.59
2012	632	14.75 to 40.56	13,277	2.00	0.00 to 0.75	13.03 to 12.20
2011	720	13.05 to 36.15	13,409	2.27	0.00 to 0.75	4.07 to 3.29
2010	776	12.54 to 35.00	13,898	2.74	0.00 to 0.75	13.59 to 12.76
2009	894	11.04 to 31.04	14,078	4.82	0.00 to 0.75	21.19 to 20.26

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Bond & Mortgage Securities Class 1 Division:
2013	2,256	$19.94 to $41.40	$51,927	3.36%	0.00% to 0.75%	(0.85)% to (1.59)%
2012	2,466	20.11 to 42.07	57,239	3.76	0.00 to 0.75	7.54 to 6.75
2011	2,355	18.70 to 39.41	51,235	0.09	0.00 to 0.75	7.10 to 6.26
2010	2,479	17.46 to 37.09	50,326	5.53	0.00 to 0.75	11.64 to 10.85
2009	2,458	15.64 to 33.46	44,714	11.46	0.00 to 0.75	20.87 to 20.01

Bond Market Index Class 1 Division:
2013	64	9.95	635	0.44	—	(2.55)
2012 (11)	1	10.21	11	—	—	2.10

Calvert EAFE International Index Class F Division:
2013	108	10.95	1,181	2.89	—	20.73
2012	72	9.07	650	7.28	—	17.34
2011	38	7.73	293	2.20	—	(12.75)
2010	24	8.86	211	3.15	—	6.49
2009	3	8.32	26	3.93	—	27.41

Calvert Income Division:
2013	46	13.00	600	3.02	—	(1.22)
2012	44	13.16	578	3.77	—	8.94
2011	37	12.08	452	4.92	—	3.96
2010	22	11.62	254	6.85	—	7.89
2009	4	10.77	44	13.75	—	20.74

Calvert Russell 2000 Small Cap Index Class F Division:
2013	710	18.06	12,825	0.50	—	37.65
2012	599	13.12	7,867	0.81	—	15.19
2011	467	11.39	5,318	0.28	—	(5.08)
2010	397	12.00	4,763	0.43	—	25.92
2009	245	9.53	2,335	0.38	—	25.89

Calvert S&P MidCap 400 Index Class F Division:
2013	57	16.49	946	0.49	—	32.45
2012	48	12.45	603	0.69	—	17.01
2011	39	10.64	420	0.38	—	(2.47)
2010	38	10.91	414	0.57	—	25.69
2009	26	8.68	222	0.69	—	36.05

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Calvert SRI Equity Division:
2013	13	$17.75 to $17.28	$239	0.08%	0.00% to 0.75%	31.00% to 30.12%
2012	13	13.55 to 13.28	176	0.10	0.00 to 0.75	16.01 to 15.08
2011	12	11.68 to 11.54	140	—	0.00 to 0.75	(1.35) to (2.12)
2010 (7)	4	11.84 to 11.79	48	0.20	0.00 to 0.75	19.72 to 19.21

ClearBridge Small Cap Growth Series I Division:
2013 (12)	67	12.20	813	—	—	21.51

Delaware Small Cap Value Service Class Division:
2013	682	18.55 to 18.05	12,648	0.49	0.00 to 0.75	33.17 to 32.14
2012	558	13.93 to 13.66	7,775	0.34	0.00 to 0.75	13.62 to 12.80
2011	453	12.26 to 12.11	5,552	0.26	0.00 to 0.75	(1.61) to (2.34)
2010 (7)	170	12.46 to 12.40	2,113	—	0.00 to 0.75	26.11 to 25.51

Delaware Smid Cap Growth Service Class Division:
2013	120	14.47 to 14.19	1,730	—	0.00 to 0.75	40.90 to 39.94
2012	119	10.27 to 10.14	1,223	0.01	0.00 to 0.75	10.79 to 9.86
2011 (9)	70	9.27 to 9.23	653	—	0.00 to 0.75	(5.98) to (6.39)

Diversified International Class 1 Division:
2013	5,637	19.50 to 18.83	143,044	2.83	0.00 to 0.75	18.76 to 17.83
2012	5,907	16.42 to 15.98	126,161	2.12	0.00 to 0.75	18.47 to 17.59
2011 (4)	6,370	13.86 to 13.59	114,882	0.42	0.00 to 0.75	(10.87) to (11.52)
2010	6,693	15.55 to 15.36	135,349	2.15	0.00 to 0.75	13.67 to 12.86
2009	4,741	13.68 to 13.61	84,234	5.17	0.00 to 0.75	28.21 to 27.20

Dreyfus IP Core Value Service Shares Division:
2013	22	19.16	416	0.83	—	37.54
2012	15	13.93	209	0.92	—	18.05
2011	43	11.80	511	0.87	—	(6.05)
2010	40	12.56	501	1.36	—	12.95
2009	40	11.12	445	2.40	—	17.92

Dreyfus IP Technology Growth Service Shares Division:
2013	11	14.39	157	—	—	32.50
2012 (11)	1	10.86	8	—	—	5.74

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Dreyfus Socially Responsible Growth Service Shares Division:
2013	16	$18.08	$289	1.06%	—%	34.03%
2012	18	13.49	237	0.52	—	11.67
2011	13	12.08	159	0.63	—	0.67
2010	13	12.00	156	0.56	—	14.50
2009	10	10.48	109	0.53	—	33.50

Dreyfus VIF Appreciation Service Shares Division:
2013	200	19.31	3,866	1.73	—	20.84
2012	173	15.98	2,769	3.00	—	10.13
2011	119	14.51	1,727	1.31	—	8.77
2010	81	13.34	1,083	2.22	—	15.00
2009	105	11.60	1,219	2.35	—	22.23

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2013	289	16.87	4,878	—	—	48.24
2012	291	11.38	3,308	—	—	20.30
2011	322	9.46	3,049	0.31	—	(14.08)
2010	326	11.01	3,594	0.66	—	30.76
2009	311	8.42	2,617	1.23	—	25.86

Dreyfus VIF Quality Bond Service Shares Division:
2013	106	16.68	1,767	2.64	—	(1.77)
2012	153	16.98	2,603	2.73	—	6.66
2011	149	15.92	2,369	3.37	—	6.77
2010	147	14.91	2,193	3.60	—	8.20
2009	153	13.78	2,102	4.40	—	14.64

DWS Alternative Asset Allocation Class B Division:
2013 (12)	2	9.77	24	—	—	(2.40)

DWS Small Mid Cap Value Class B Division:
2013 (13)	184	16.95 to 16.62	3,117	0.81	0.00 to 0.75	34.63 to 33.60
2012	215	12.59 to 12.44	2,710	0.81	0.00 to 0.75	13.42 to 12.58
2011	172	11.10 to 11.05	1,906	0.59	0.00 to 0.75	(11.13) to (11.53)
2010	148	11.85	1,754	0.74	—	22.67
2009	78	9.66	758	0.69	—	29.32

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Equity Income Class 1 Division:
2013	2,789	$14.68 to $13.93	$40,925	3.17%	0.00% to 0.75%	27.32% to 26.41%
2012	2,668	11.53 to 11.02	30,757	3.04	0.00 to 0.75	13.04 to 12.11
2011	2,380	10.20 to 9.83	24,285	0.58	0.00 to 0.75	(3.50) to 4.69
2010	832	9.68 to 9.39	8,050	3.42	0.00 to 0.75	16.21 to 15.36
2009	798	8.33 to 8.14	6,645	5.77	0.00 to 0.75	20.03 to 19.01

Fidelity VIP Asset Manager Service Class 2 Division:
2013	80	19.35	1,553	1.37	—	15.32
2012	72	16.78	1,203	1.10	—	12.24
2011	111	14.95	1,657	1.67	—	(2.80)
2010	112	15.38	1,715	1.67	—	13.93
2009	102	13.50	1,373	1.73	—	28.82

Fidelity VIP Contrafund Initial Class Division:
2013	1,457	26.19 to 23.99	62,849	1.06	0.00 to 0.75	31.28 to 30.31
2012	1,608	19.95 to 18.41	52,849	1.30	0.00 to 0.75	16.46 to 15.57
2011	1,814	17.13 to 15.93	51,273	0.97	0.00 to 0.75	(2.56) to (3.28)
2010	2,040	17.58 to 16.47	59,169	1.23	0.00 to 0.75	17.20 to 16.31
2009	2,313	15.00 to 14.16	56,892	1.40	0.00 to 0.75	35.75 to 34.73

Fidelity VIP Contrafund Service Class 2 Division:
2013	3,355	26.06	87,434	0.83	—	30.95
2012	3,531	19.90	70,263	1.12	—	16.17
2011	3,785	17.13	64,855	0.80	—	(2.78)
2010	3,607	17.62	63,574	1.08	—	16.92
2009	3,391	15.07	51,117	1.26	—	35.40

Fidelity VIP Equity-Income Initial Class Division:
2013	758	20.40 to 16.98	22,205	2.44	0.00 to 0.75	28.14 to 27.19
2012	844	15.92 to 13.35	19,347	3.05	0.00 to 0.75	17.32 to 16.49
2011	953	13.57 to 11.46	18,629	2.44	0.00 to 0.75	0.97 to 0.17
2010	1,066	13.44 to 11.44	20,641	1.83	0.00 to 0.75	15.17 to 14.29
2009	1,225	11.67 to 10.01	20,393	2.27	0.00 to 0.75	30.25 to 29.16

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)

Division
Fidelity VIP Equity-Income Service Class 2 Division:
2013	1,208	$19.24	$23,242	2.23%	—%	27.84%
2012	1,338	15.05	20,138	2.96	—	17.03
2011	1,387	12.86	17,841	2.28	—	0.63
2010	1,350	12.78	17,255	1.67	—	14.93
2009	1,359	11.12	15,109	2.19	—	29.91

Fidelity VIP Growth Service Class 2 Division:
2013	706	18.76 to 17.19	13,239	0.04	0.00 to 0.75	36.04 to 34.93
2012	859	13.79 to 12.74	11,848	0.36	0.00 to 0.75	14.34 to 13.55
2011	867	12.06 to 11.22	10,459	0.13	0.00 to 0.75	0.00 to (0.80)
2010	836	12.06 to 11.31	10,089	0.03	0.00 to 0.75	23.82 to 22.93
2009	851	9.74 to 9.20	8,287	0.19	0.00 to 0.75	27.99 to 27.07

Fidelity VIP High Income Initial Class Division:
2013	292	18.05 to 21.47	6,081	5.65	0.00 to 0.75	5.93 to 5.14
2012	321	17.04 to 20.42	6,339	6.05	0.00 to 0.75	14.21 to 13.38
2011	317	14.92 to 18.01	5,490	6.60	0.00 to 0.75	4.04 to 3.27
2010	347	14.34 to 17.44	5,765	8.09	0.00 to 0.75	13.81 to 12.95
2009	383	12.60 to 15.44	5,564	9.08	0.00 to 0.75	44.00 to 42.83

Fidelity VIP High Income Service Class 2 Division:
2013	957	25.37	24,270	5.70	—	5.71
2012	969	24.00	23,247	5.70	—	13.96
2011	876	21.06	18,455	7.02	—	3.74
2010	804	20.30	16,328	8.05	—	13.66
2009	794	17.86	14,190	9.92	—	43.45

Fidelity VIP Mid Cap Service Class 2 Division:
2013	1,241	21.14	38,897	0.28	—	35.86
2012	1,394	15.56	32,076	0.37	—	14.58
2011	1,678	13.58	34,379	0.02	—	(10.83)
2010	1,659	15.23	38,927	0.13	—	28.52
2009	1,423	11.85	26,699	0.49	—	39.74

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Franklin Income Securities Class 2 Division:
2013	595	$25.02	$14,892	6.40%	—%	13.93%
2012	610	21.96	13,403	6.36	—	12.67
2011	671	19.49	13,069	5.58	—	2.36
2010	676	19.04	12,875	6.58	—	12.66
2009	601	16.90	10,154	8.01	—	35.63

Franklin Mutual Global Discovery Securities Class 2 Division:
2013	910	28.39	25,827	2.25	—	27.60
2012	816	22.25	18,144	2.64	—	13.35
2011	827	19.63	16,221	2.27	—	(2.92)
2010	790	20.22	15,973	1.29	—	11.96
2009	672	18.06	12,141	1.19	—	23.28

Franklin Mutual Shares Securities Class 2 Division:
2013	582	20.68	12,032	2.13	—	28.29
2012	556	16.12	8,969	2.09	—	14.25
2011	774	14.11	10,919	2.39	—	(1.05)
2010	676	14.26	9,644	1.59	—	11.23
2009	604	12.82	7,752	1.97	—	26.06

Franklin Rising Dividends Securities Class 2 Division:
2013	652	22.22	14,497	1.53	—	29.71
2012	497	17.13	8,514	1.60	—	11.96
2011	456	15.30	6,980	1.43	—	5.96
2010	293	14.44	4,230	1.48	—	20.63
2009	160	11.97	1,918	1.50	—	17.35

Franklin Small Cap Value Securities Class 2 Division:
2013	603	28.05 to 27.50	16,906	1.30	0.00 to 0.75	36.23 to 35.20
2012	575	20.59 to 20.34	11,839	0.79	0.00 to 0.75	18.40 to 17.50
2011	645	17.39 to 17.31	11,215	0.71	0.00 to 0.75	(4.61) to (5.05)
2010	653	18.07	11,793	0.73	—	28.25
2009	560	14.09	7,896	1.64	—	29.15

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Franklin Strategic Income Securities Class 2 Division:
2013	876	$14.80	$12,972	6.09%	—%	3.28%
2012	806	14.33	11,545	6.70	—	12.75
2011	649	12.71	8,251	5.68	—	2.58
2010	490	12.39	6,076	4.47	—	10.92
2009	263	11.17	2,937	5.26	—	25.79

Franklin U.S. Government Fund Class 2 Division:
2013	44	10.95	478	3.21	—	(2.32)
2012	77	11.21	866	3.15	—	1.91
2011	19	11.00	209	2.14	—	5.67
2010	16	10.41	163	2.25	—	5.36
2009 (6)	—	9.88	—	—	—	(1.30)

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
2013	78	15.72	1,219	1.27	—	35.63
2012	34	11.59	393	0.53	—	12.74
2011	116	10.28	1,192	0.83	—	0.69
2010	95	10.21	967	0.65	—	30.23
2009	47	7.84	372	0.99	—	27.69

Government & High Quality Bond Class 1 Division:
2013	2,988	12.45 to 11.98	37,176	3.83	0.00 to 0.75	(0.95) to (1.72)
2012	3,454	12.57 to 12.19	43,422	4.00	0.00 to 0.75	3.88 to 3.13
2011	3,476	12.10 to 11.82	42,061	0.18	0.00 to 0.75	6.23 to 5.44
2010	3,723	11.39 to 11.21	42,410	5.09	0.00 to 0.75	5.86 to 5.06
2009	183	10.76 to 10.67	1,967	8.63	0.00 to 0.75	6.43 to 5.64

International Emerging Markets Class 1 Division:
2013	1,060	35.88 to 32.88	37,991	2.33	0.00 to 0.75	(4.68) to (5.41)
2012	1,029	37.64 to 34.76	38,704	1.33	0.00 to 0.75	20.80 to 19.90
2011 (4)	984	31.16 to 28.99	30,633	0.38	0.00 to 0.75	(17.57) to (18.18)
2010	986	37.80 to 35.43	37,268	1.21	0.00 to 0.75	19.21 to 18.30
2009	928	31.71 to 29.95	29,413	1.99	0.00 to 0.75	69.21 to 67.98

Invesco American Franchise Series I Division:
2013 (14)	186	13.68 to 13.51	2,548	0.41	0.00 to 0.75	40.16 to 39.13
2012 (10)	245	9.76 to 9.71	2,388	—	0.00 to 0.75	(2.50) to (3.00)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Invesco American Franchise Series II Division:
2013 (15)	74	$13.62	$1,005	0.26%	—%	39.84%
2012 (10)	72	9.74	701	—	—	(2.70)

Invesco Core Equity Series I Division:
2013	557	18.42 to 16.76	10,263	1.39	0.00 to 0.75	29.26 to 28.33
2012	641	14.25 to 13.06	9,137	0.97	0.00 to 0.75	13.91 to 12.98
2011	675	12.51 to 11.56	8,441	0.97	0.00 to 0.75	(0.08) to (0.77)
2010	742	12.52 to 11.65	9,284	1.03	0.00 to 0.75	9.54 to 8.78
2009	666	11.43 to 10.71	7,609	1.91	0.00 to 0.75	28.28 to 27.35

Invesco Core Equity Series II Division:
2013	434	26.44	11,477	1.26	—	28.91
2012	447	20.51	9,160	0.87	—	13.63
2011	425	18.05	7,675	0.76	—	(0.28)
2010	414	18.10	7,488	0.82	—	9.23
2009	355	16.57	5,877	1.89	—	27.95

Invesco Global Health Care Series I Division:
2013	675	22.32 to 20.30	15,074	0.69	0.00 to 0.75	40.55 to 39.42
2012	609	15.88 to 14.56	9,674	—	0.00 to 0.75	20.85 to 20.03
2011	571	13.14 to 12.13	7,497	—	0.00 to 0.75	3.96 to 3.15
2010	594	12.64 to 11.76	7,507	—	0.00 to 0.75	5.33 to 4.53
2009	600	12.00 to 11.25	7,205	0.37	0.00 to 0.75	27.66 to 26.69

Invesco Global Real Estate Series I Division:
2013 (12)	3	9.06	28	8.82	—	(9.67)

Invesco International Growth Series I Division:
2013	586	26.45	15,505	1.38	—	19.14
2012	530	22.20	11,768	1.69	—	15.75
2011	506	19.18	9,716	1.74	—	(6.53)
2010	436	20.52	8,945	2.37	—	12.87
2009	394	18.18	7,166	1.57	—	35.27

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Invesco Mid Cap Core Equity Series II Division:
2013	13	$17.22 to $16.89	$226	0.33%	0.00% to 0.75%	28.41% to 27.47%
2012	55	13.41 to 13.25	734	—	0.00 to 0.75	10.64 to 9.87
2011	59	2.12 to 12.06	721	0.08	0.00 to 0.75	(12.05) to (12.48)
2010	59	12.96	763	0.39	—	13.78
2009	41	11.39	462	1.25	—	29.87

Invesco Mid Cap Growth Series I Division:
2013 (16)	99	13.53 to 13.36	1,339	0.31	0.00 to 0.75	36.94 to 35.91
2012 (10)	189	9.88 to 9.83	1,869	—	0.00 to 0.75	(1.69) to (2.19)

Invesco Small Cap Equity Series I Division:
2013	961	16.36 to 15.56	15,934	0.01	0.00 to 0.75	37.48 to 36.49
2012	1,043	11.90 to 11.40	12,553	—	0.00 to 0.75	13.88 to 12.98
2011	1,010	10.45 to 10.09	10,652	—	0.00 to 0.75	(0.67) to (1.46)
2010	695	10.52 to 10.24	7,330	—	0.00 to 0.75	28.45 to 27.68
2009	595	8.19 to 8.02	4,873	0.19	0.00 to 0.75	21.33 to 20.24

Invesco Technology Series I Division:
2013	268	9.81 to 8.92	2,620	—	0.00 to 0.75	25.13 to 24.23
2012	279	7.84 to 7.18	2,183	—	0.00 to 0.75	11.36 to 10.46
2011	537	7.04 to 6.50	3,779	0.18	0.00 to 0.75	(5.12) to (5.80)
2010	512	7.42 to 6.90	3,798	—	0.00 to 0.75	21.44 to 20.42
2009	601	6.11 to 5.73	3,675	—	0.00 to 0.75	57.07 to 56.13

Janus Aspen Balanced Service Shares Division:
2013	501	23.47	11,748	2.09	—	19.81
2012	468	19.59	9,160	2.56	—	13.37
2011	334	17.28	5,769	2.44	—	1.35
2010	234	17.05	3,992	2.66	—	8.12
2009	194	15.77	3,067	3.12	—	25.56

Janus Aspen Enterprise Service Shares Division:
2013	814	21.10 to 19.19	17,182	0.36	0.00 to 0.75	32.04 to 30.99
2012	767	15.98 to 14.65	12,255	—	0.00 to 0.75	16.98 to 16.18
2011	692	13.66 to 12.61	9,458	—	0.00 to 0.75	(1.66) to (2.40)
2010	700	13.89 to 12.92	9,720	—	0.00 to 0.75	25.47 to 24.59
2009	607	11.07 to 10.37	6,720	—	0.00 to 0.75	44.52 to 43.43

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Janus Aspen Flexible Bond Service Shares Division:
2013	1,931	$20.02	$38,656	3.59%	—%	(0.35)%
2012	2,498	20.09	50,173	3.42	—	8.13
2011	2,103	18.58	39,092	6.87	—	6.35
2010	2,039	17.47	35,626	5.75	—	7.71
2009	1,549	16.22	25,116	4.40	—	13.03

Janus Aspen Forty Service Shares Division:
2013	381	13.72	5,219	0.59	—	30.92
2012	401	10.48	4,198	0.59	—	23.88
2011	377	8.46	3,192	0.21	—	(6.93)
2010	285	9.09	2,592	0.32	—	6.44
2009	35	8.54	302	—	—	45.98

Janus Aspen Global Research Service Shares Division:
2013 (17)	68	15.87	1,073	1.09	—	28.09
2012	73	12.39	908	0.78	—	19.83
2011	73	10.34	759	0.54	—	(13.98)
2010	64	12.02	766	0.49	—	15.58
2009	60	10.40	625	1.26	—	37.38

Janus Aspen Overseas Service Shares Division:
2013	186	28.77	5,339	3.26	—	14.39
2012	245	25.15	6,158	0.72	—	13.29
2011	306	22.20	6,798	0.39	—	(32.34)
2010	309	32.81	10,131	0.56	—	25.04
2009	235	26.24	6,166	0.41	—	79.11

JP Morgan Core Bond Class I Division:
2013	251	12.95	3,254	4.68	—	(1.45)
2012	323	13.14	4,245	4.32	—	5.29
2011	225	12.48	2,810	5.42	—	7.49
2010	169	11.61	1,960	3.57	—	9.22
2009 (5)	137	10.63	1,455	—	—	6.30

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
JP Morgan Small Cap Core Class I Division:
2013	152	$27.54	$4,185	0.54%	—%	42.33%
2012	159	19.35	3,075	0.21	—	19.74
2011	207	16.16	3,349	0.12	—	(4.77)
2010	213	16.97	3,617	—	—	27.12
2009 (5)	224	13.35	3,002	0.32	—	33.50

LargeCap Blend II Class 1 Division:
2013	848	20.46 to 18.75	17,340	1.44	0.00 to 0.75	31.41 to 30.39
2012	835	15.57 to 14.38	12,995	1.29	0.00 to 0.75	15.16 to 14.31
2011	893	13.52 to 12.58	12,071	0.03	0.00 to 0.75	(0.07) to (0.79)
2010	962	13.53 to 12.68	13,016	2.54	0.00 to 0.75	13.22 to 12.41
2009	974	11.95 to 11.28	11,639	1.80	0.00 to 0.75	29.75 to 28.62

LargeCap Growth Class 1 Division:
2013	1,543	13.94 to 14.80	32,803	1.44	0.00 to 0.75	33.91 to 32.97
2012	1,560	10.41 to 11.13	24,782	0.29	0.00 to 0.75	16.84 to 15.94
2011	1,710	8.91 to 9.60	23,330	—	0.00 to 0.75	(4.19) to (4.95)
2010	1,882	9.30 to 10.10	26,865	0.07	0.00 to 0.75	18.32 to 17.44
2009	1,937	7.86 to 8.60	23,256	0.76	0.00 to 0.75	26.98 to 26.10

LargeCap Growth I Class 1 Division:
2013	4,528	19.65 to 17.33	145,294	0.38	0.00 to 0.75	36.08 to 35.07
2012	4,544	14.44 to 12.83	107,036	0.07	0.00 to 0.75	16.45 to 15.48
2011	4,679	12.40 to 11.11	94,670	—	0.00 to 0.75	(0.32) to (1.07)
2010	4,696	12.44 to 11.23	95,218	0.14	0.00 to 0.75	19.62 to 18.71
2009	4,961	10.40 to 9.46	83,748	0.05	0.00 to 0.75	52.72 to 51.60

LargeCap S&P 500 Index Class 1 Division:
2013	3,522	17.30 to 16.05	60,928	1.26	0.00 to 0.75	32.06 to 31.02
2012	3,207	13.10 to 12.25	42,008	1.10	0.00 to 0.75	15.52 to 14.70
2011	2,653	11.34 to 10.68	30,093	0.05	0.00 to 0.75	1.70 to 0.95
2010	2,138	11.15 to 10.58	23,840	1.50	0.00 to 0.75	14.71 to 13.76
2009	2,085	9.72 to 9.30	20,275	4.47	0.00 to 0.75	26.23 to 25.34

LargeCap Value Class 1 Division:
2013	2,613	18.16 to 64.09	71,493	2.53	0.00 to 0.75	30.84 to 29.84
2012	2,632	13.88 to 49.36	55,193	1.30	0.00 to 0.75	18.53 to 17.69
2011	2,756	11.71 to 41.94	48,939	—	0.00 to 0.75	1.21 to 0.43
2010	2,785	11.57 to 41.76	49,270	1.83	0.00 to 0.75	14.10 to 13.23
2009	2,921	10.14 to 36.88	45,491	5.06	0.00 to 0.75	16.28 to 15.43

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
MFS VIT Global Equity Service Class Division:
2013	112	$20.23	$2,259	0.79%	—%	27.55%
2012	87	15.86	1,377	0.94	—	23.04
2011	41	12.89	527	0.57	—	(4.52)
2010	46	13.50	615	0.98	—	12.13
2009	45	12.04	537	2.13	—	31.87

MFS VIT Growth Service Class Division:
2013	469	24.42	11,451	0.13	—	36.50
2012	408	17.89	7,296	—	—	17.08
2011	249	15.28	3,804	0.02	—	(0.59)
2010	250	15.37	3,842	—	—	15.04
2009	177	13.36	2,364	0.02	—	37.31

MFS VIT International Value Service Class Division:
2013 (12)
	125	10.83	1,353	0.12	—	8.95
MFS VIT MidCap Growth Service Class Division:
2013	29	17.04	493	—	—	37.20
2012	31	12.42	379	—	—	16.51
2011	36	10.66	383	—	—	(6.16)
2010	46	11.36	523	—	—	29.09
2009	33	8.80	287	—	—	41.25

MFS VIT New Discovery Service Class Division:
2013	603	26.69 to 26.18	16,108	—	0.00 to 0.75	41.22 to 40.15
2012	474	18.90 to 18.68	8,958	—	0.00 to 0.75	20.84 to 20.05
2011	488	15.64 to 15.56	7,636	—	0.00 to 0.75	(18.24) to (18.66)
2010	389	17.47	6,803	—	—	35.95
2009	235	12.85	3,024	—	—	62.86

MFS VIT Research International Service Class Division:
2013	346	10.78	3,725	1.86	—	18.72
2012	290	9.08	2,637	2.38	—	16.41
2011	209	7.80	1,635	1.74	—	(11.06)
2010	143	8.77	1,255	1.31	—	10.45
2009	48	7.94	378	0.06	—	30.59

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
MFS VIT Total Return Service Class Division:
2013	42	$14.08	$589	1.55%	—%	18.72%
2012	43	11.86	512	2.49	—	10.94
2011	34	10.69	367	2.28	—	1.62
2010	48	10.52	508	0.53	—	9.58
2009	5	9.60	45	—	—	17.79

MFS VIT Utilities Service Class Division:
2013	248	13.86	3,433	1.82	—	20.21
2012	118	11.53	1,365	4.73	—	13.26
2011	91	10.18	928	2.95	—	6.49
2010	44	9.56	421	2.21	—	13.54
2009	16	8.42	136	1.17	—	32.81

MFS VIT Value Service Class Division:
2013	1,069	23.45	25,063	1.01	—	35.63
2012	993	17.29	17,177	1.45	—	15.88
2011	901	14.92	13,437	1.25	—	(0.47)
2010	914	14.99	13,703	1.25	—	11.20
2009	736	13.48	9,922	1.21	—	22.43

MidCap Class 1 Division:
2013 (18)	3,024	45.59 to 169.37	183,340	1.45	0.00 to 0.75	33.93 to 32.92
2012	3,083	34.04 to 127.42	139,960	0.87	0.00 to 0.75	19.44 to 18.55
2011	3,218	28.50 to 107.48	123,200	—	0.00 to 0.75	8.28 to 7.48
2010	3,414	26.32 to 100.00	120,447	2.65	0.00 to 0.75	24.09 to 23.18
2009	2,437	21.21 to 81.18	72,046	0.86	0.00 to 0.75	33.73 to 32.76

Money Market Class 1 Division:
2013	13,977	13.44 to 20.22	212,297	—	0.00 to 0.75	0.00 to (0.74)
2012	14,370	13.44 to 20.37	218,298	—	0.00 to 0.75	0.00 to (0.73)
2011	14,263	13.44 to 20.52	216,592	—	0.00 to 0.75	0.00 to (0.77)
2010	12,687	13.44 to 20.68	192,624	—	0.00 to 0.75	0.00 to (0.72)
2009	13,199	13.44 to 20.83	200,346	—	0.00 to 0.75	0.22 to (0.53)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Neuberger Berman AMT Guardian I Class Division:
2013	105	$22.06	$2,325	0.84%	—%	38.83%
2012	131	15.89	2,083	0.27	—	12.70
2011	139	14.10	1,963	0.54	—	(2.89)
2010	96	14.52	1,391	0.40	—	19.02
2009	123	12.20	1,496	1.46	—	29.65

Neuberger Berman AMT Large Cap Value I Class Division:
2013	395	14.55	5,747	1.14	—	31.20
2012	399	11.09	4,421	0.41	—	16.61
2011	426	9.51	4,052	—	—	(11.37)
2010	423	10.73	4,540	0.68	—	15.62
2009	450	9.28	4,175	2.75	—	55.97

Neuberger Berman AMT Small- Cap Growth S Class Division:
2013	42	14.66	615	—	—	45.87
2012	52	10.05	518	—	—	8.77
2011	43	9.24	399	—	—	(1.07)
2010	33	9.34	309	—	—	19.59
2009	31	7.81	244	—	—	22.80

Oppenheimer Main Street Small Cap Service Shares Division:
2013 (19)	63	19.03	1,205	0.65	—	40.65
2012	46	13.53	619	0.30	—	17.65
2011	29	11.50	337	0.36	—	(2.38)
2010	23	11.78	269	0.29	—	23.09
2009	10	9.57	92	0.01	—	36.91

PIMCO All Assets Administrative Class Division:
2013	138	11.12	1,530	7.42	—	0.27
2012 (11)	—	11.09	3	27.55	—	10.57

PIMCO Commodity Real Strategy Administrative Class Division:
2013	8	8.99	74	1.88	—	(14.71)
2012 (11)	4	10.54	38	2.80	—	5.51

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
PIMCO Emerging Market Bond Administrative Class Division:
2013	14	$10.45	$144	4.60%	—%	(6.95)%
2012 (11)	—	11.23	—	—	—	12.08

PIMCO High Yield Administrative Class Division:
2013	309	14.72	4,549	5.40	—	5.75
2012	283	13.92	3,943	5.55	—	14.29
2011	143	12.18	1,746	6.63	—	3.40
2010	47	11.78	559	6.70	—	14.48
2009 (6)	—	10.29	—	—	—	2.90

PIMCO Real Return Administrative Class Division:
2013	777	11.79	9,162	1.63	—	(9.17)
2012	785	12.98	10,196	1.02	—	8.71
2011	422	11.94	5,038	1.91	—	11.69
2010	129	10.69	1,384	1.37	—	8.09
2009 (6)	15	9.89	151	0.72	—	(1.20)

PIMCO Short-Term Administrative Class Division:
2013	862	10.61	9,151	0.70	—	0.57
2012	393	10.55	4,149	0.92	—	2.73
2011	205	10.27	2,102	0.92	—	0.49
2010	60	10.22	616	0.83	—	2.20
2009 (6)	13	10.00	130	1.18	—	—

PIMCO Total Return Administrative Class Division:
2013	2,588	11.99	31,022	2.20	—	(1.96)
2012	2,572	12.23	31,487	2.67	—	9.69
2011	1,623	11.15	18,109	2.52	—	3.53
2010	562	10.77	6,047	2.32	—	8.13
2009 (6)	73	9.96	728	1.46	—	(0.40)

Principal LifeTime Strategic Income Class 1 Division:
2013	442	15.29 to 16.31	6,751	2.77	0.00 to 0.75	5.16 to 4.35
2012	489	14.54 to 15.63	7,113	1.93	0.00 to 0.75	9.65 to 8.84
2011	359	13.26 to 14.36	4,761	3.03	0.00 to 0.75	3.51 to 2.72
2010	321	12.81 to 13.98	4,110	4.64	0.00 to 0.75	11.20 to 10.43
2009	214	11.52 to 12.66	2,462	4.84	0.00 to 0.75	19.01 to 18.10

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Principal LifeTime 2010 Class 1 Division:
2013	708	$16.66 to $19.21	$11,790	2.44%	0.00% to 0.75%	10.84% to 9.96%
2012	620	15.03 to 17.47	9,320	1.85	0.00 to 0.75	11.83 to 10.99
2011	722	13.44 to 15.74	9,708	2.79	0.00 to 0.75	1.43 to 0.70
2010	588	13.25 to 15.63	7,787	4.20	0.00 to 0.75	13.93 to 13.02
2009	475	11.63 to 13.83	5,524	4.16	0.00 to 0.75	25.05 to 24.15

Principal LifeTime 2020 Class 1 Division:
2013	2,849	18.14 to 21.06	51,694	2.23	0.00 to 0.75	15.98 to 15.14
2012	2,347	15.64 to 18.29	36,711	1.74	0.00 to 0.75	14.75 to 13.89
2011	2,155	13.63 to 16.06	29,376	2.46	0.00 to 0.75	(1.09) to (1.77)
2010	1,798	13.78 to 16.35	24,764	3.81	0.00 to 0.75	15.12 to 14.18
2009	1,454	11.97 to 14.32	17,405	3.43	0.00 to 0.75	27.48 to 26.50

Principal LifeTime 2030 Class 1 Division:
2013	1,984	18.18 to 21.91	36,071	1.96	0.00 to 0.75	19.06 to 18.11
2012	1,870	15.27 to 18.55	28,564	1.64	0.00 to 0.75	15.59 to 14.72
2011	1,578	13.21 to 16.17	20,856	1.95	0.00 to 0.75	(2.22) to (2.94)
2010	1,438	13.51 to 16.66	19,441	2.30	0.00 to 0.75	15.37 to 14.50
2009	1,167	11.71 to 14.55	13,669	2.01	0.00 to 0.75	28.26 to 27.30

Principal LifeTime 2040 Class 1 Division:
2013	1,246	18.88 to 23.03	23,523	1.59	0.00 to 0.75	22.44 to 21.59
2012	902	15.42 to 18.94	13,901	1.48	0.00 to 0.75	16.73 to 15.84
2011	885	13.21 to 16.35	11,694	1.64	0.00 to 0.75	(3.22) to (3.94)
2010	760	13.65 to 17.02	10,369	2.30	0.00 to 0.75	15.87 to 14.92
2009	659	11.78 to 14.81	7,771	2.62	0.00 to 0.75	29.45 to 28.67

Principal LifeTime 2050 Class 1 Division:
2013	705	18.98 to 23.43	13,379	1.61	0.00 to 0.75	23.81 to 22.86
2012	632	15.33 to 19.07	9,682	1.43	0.00 to 0.75	17.11 to 16.21
2011	557	13.09 to 16.41	7,288	1.56	0.00 to 0.75	(3.96) to (4.65)
2010	535	13.63 to 17.21	7,293	2.07	0.00 to 0.75	16.20 to 15.35
2009	491	11.73 to 14.92	5,757	2.38	0.00 to 0.75	30.04 to 29.07

Principal LifeTime 2060 Class 1 Division:
2013 (12)	—	11.11 to 11.06	1	—	0.00 to 0.75	10.99 to 10.49

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Putnam VT Growth & Income Class IB Division:
2013	10	$18.40	$187	2.75%	—%	35.69%
2012	14	13.56	193	1.98	—	19.16
2011	30	11.38	337	1.25	—	(4.61)
2010	20	11.93	239	1.85	—	14.38
2009	26	10.43	272	2.32	—	29.73

Putnam VT International Equity Class IB Division:
2013	74	18.60	1,376	1.44	—	28.19
2012	65	14.51	944	2.59	—	22.14
2011	96	11.88	1,136	3.80	—	(16.75)
2010	116	14.27	1,661	3.74	—	10.02
2009	136	12.97	1,764	—	—	24.71

Putnam VT Voyager Class IB Division:
2013	1,267	17.58 to 14.70	26,551	0.78	0.00 to 0.75	43.74 to 42.72
2012	1,373	12.23 to 10.30	20,013	0.34	0.00 to 0.75	14.19 to 13.31
2011	1,588	10.71 to 9.09	20,287	—	0.00 to 0.75	(17.81) to (18.48)
2010	1,712	13.03 to 11.15	26,639	1.26	0.00 to 0.75	20.76 to 19.89
2009	1,777	10.79 to 9.30	22,852	0.81	0.00 to 0.75	63.98 to 62.59

Real Estate Securities Class 1 Division:
2013	1,144	48.25 to 37.95	55,289	1.31	0.00 to 0.75	4.10 to 3.32
2012	1,187	46.35 to 36.73	55,074	1.41	0.00 to 0.75	17.16 to 16.31
2011	1,151	39.56 to 31.58	45,597	—	0.00 to 0.75	8.95 to 8.11
2010	1,125	36.31 to 29.21	40,898	3.12	0.00 to 0.75	25.68 to 24.78
2009	1,092	28.89 to 23.41	31,571	4.23	0.00 to 0.75	28.92 to 27.92

SAM Balanced Portfolio Class 1 Division:
2013	4,122	14.48 to 20.19	59,735	2.66	0.00 to 0.75	17.72 to 16.84
2012	2,741	12.30 to 17.28	33,720	0.70	0.00 to 0.75	12.74 to 11.92
2011	2,421	10.91 to 15.44	26,418	2.62	0.00 to 0.75	1.02 to 0.19
2010	1,824	10.80 to 15.41	19,708	3.49	0.00 to 0.75	13.56 to 12.81
2009	1,119	9.51 to 13.66	10,643	3.62	0.00 to 0.75	23.83 to 22.84

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SAM Conservative Balanced Portfolio Class 1 Division:
2013	1,900	$14.40 to $17.98	$27,370	2.90%	0.00% to 0.75%	11.54% to 10.71%
2012	1,498	12.91 to 16.24	19,343	0.87	0.00 to 0.75	11.20 to 10.33
2011	1,189	11.61 to 14.72	13,811	3.07	0.00 to 0.75	2.29 to 1.52
2010	850	11.35 to 14.50	9,648	4.03	0.00 to 0.75	11.82 to 11.03
2009	334	10.15 to 13.06	3,392	3.02	0.00 to 0.75	21.12 to 20.26

SAM Conservative Growth Portfolio Class 1 Division:
2013	2,997	14.10 to 22.20	42,299	1.82	0.00 to 0.75	23.14 to 22.18
2012	2,646	11.45 to 18.17	30,335	0.46	0.00 to 0.75	14.16 to 13.35
2011	2,592	10.03 to 16.03	26,007	1.96	0.00 to 0.75	(0.50) to (1.23)
2010	2,255	10.08 to 16.23	22,725	3.14	0.00 to 0.75	15.20 to 14.38
2009	1,983	8.75 to 14.19	17,341	4.90	0.00 to 0.75	25.72 to 24.80

SAM Flexible Income Portfolio Class 1 Division:
2013	992	14.53 to 16.87	14,417	3.44	0.00 to 0.75	7.79 to 6.91
2012	1,104	13.48 to 15.78	14,882	1.11	0.00 to 0.75	10.67 to 9.81
2011	845	12.18 to 14.37	10,305	3.72	0.00 to 0.75	3.40 to 2.64
2010	555	11.78 to 14.00	6,539	4.84	0.00 to 0.75	10.51 to 9.72
2009	330	10.66 to 12.76	3,521	3.95	0.00 to 0.75	19.91 to 19.03

SAM Strategic Growth Portfolio Class 1 Division:
2013	3,173	13.94 to 23.80	44,240	1.41	0.00 to 0.75	27.42 to 26.46
2012	2,934	10.94 to 18.82	32,092	0.24	0.00 to 0.75	15.52 to 14.69
2011	2,650	9.47 to 16.41	25,094	1.46	0.00 to 0.75	(1.87) to (2.61)
2010	2,145	9.65 to 16.85	20,705	2.36	0.00 to 0.75	16.41 to 15.49
2009	1,447	8.29 to 14.59	11,993	3.51	0.00 to 0.75	27.34 to 26.54

Short-Term Income Class 1 Division:
2013	1,905	12.33 to 11.87	23,490	1.87	0.00 to 0.75	1.15 to 0.42
2012	1,728	12.19 to 11.82	21,065	2.14	0.00 to 0.75	5.00 to 4.23
2011	1,374	11.61 to 11.34	15,950	0.14	0.00 to 0.75	1.31 to 0.53
2010	1,012	11.46 to 11.28	11,585	2.61	0.00 to 0.75	4.28 to 3.49
2009	247	10.99 to 10.90	2,720	8.04	0.00 to 0.75	9.90 to 9.11

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SmallCap Blend Class 1 Division:
2013	1,228	$24.36 to $20.29	$29,924	0.33%	0.00% to 0.75%	47.82% to 46.71%
2012	1,262	16.48 to 13.83	20,794	—	0.00 to 0.75	14.68 to 13.83
2011	1,350	14.37 to 12.15	19,391	0.35	0.00 to 0.75	(1.44) to (2.17)
2010	1,509	14.58 to 12.42	22,001	0.49	0.00 to 0.75	24.19 to 23.34
2009	1,590	11.74 to 10.07	18,666	0.73	0.00 to 0.75	22.16 to 21.33

SmallCap Growth II Class 1 Division:
2013	1,354	16.08 to 12.01	27,261	—	0.00 to 0.75	47.52 to 46.29
2012	1,467	10.90 to 8.21	20,018	—	0.00 to 0.75	16.20 to 15.47
2011	1,579	9.38 to 7.11	18,523	—	0.00 to 0.75	(4.38) to (5.07)
2010	1,700	9.81 to 7.49	20,841	—	0.00 to 0.75	26.91 to 25.88
2009	1,829	7.73 to 5.95	17,655	—	0.00 to 0.75	31.69 to 30.77

SmallCap Value I Class 1 Division:
2013	778	42.90 to 28.29	33,423	1.06	0.00 to 0.75	39.78 to 38.74
2012	834	30.69 to 20.39	25,636	0.80	0.00 to 0.75	21.69 to 20.79
2011	949	25.22 to 16.88	23,912	0.04	0.00 to 0.75	(3.63) to (4.36)
2010	1,040	26.17 to 17.65	27,215	0.83	0.00 to 0.75	26.06 to 25.09
2009	1,176	20.76 to 14.11	24,364	2.28	0.00 to 0.75	16.17 to 15.37

T. Rowe Price Equity Income Portfolio II Division:
2013	193	16.84	3,247	1.34	—	29.44
2012	132	13.01	1,713	1.90	—	16.89
2011	118	11.13	1,315	1.60	—	(1.07)
2010	43	11.25	484	1.64	—	14.80
2009	28	9.80	277	1.92	—	25.32

Templeton Developing Markets Securities Class 2 Division:
2013	446	16.00	7,135	2.19	—	(0.62)
2012	409	16.10	6,578	1.58	—	13.46
2011	391	14.19	5,557	0.97	—	(15.89)
2010	229	16.87	3,858	1.57	—	17.56
2009	167	14.35	2,403	3.44	—	72.68

Templeton Foreign Securities Class 2 Division:
2013	1,082	12.46	13,481	2.55	—	23.12
2012	1,132	10.12	11,460	3.20	—	18.50
2011	1,109	8.54	9,467	1.68	—	(10.58)
2010	608	9.55	5,805	1.73	—	8.40
2009	434	8.81	3,825	1.38	—	37.01

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Templeton Global Bond Securities Class 2 Division:
2013	998	$15.71 to $15.41	$15,688	5.04%	0.00% to 0.75%	1.68% to 0.98%
2012	886	15.45 to 15.26	13,682	6.09	0.00 to 0.75	15.13 to 14.22
2011	608	13.42 to 13.36	8,156	5.60	0.00 to 0.75	(4.82) to (5.25)
2010	449	13.54	6,082	1.27	—	14.45
2009	218	11.83	2,581	7.89	—	18.66

TOPS Managed Risk Balanced ETF Class 2 Division:
2013 (20)	14	11.59 to 11.45	162	0.83	0.00 to 0.75	7.91 to 7.11
2012 (11)	9	10.74 to 10.69	95	0.06	0.00 to 0.75	6.65 to 6.16

TOPS Managed Risk Growth ETF Class 2 Division:
2013 (21)	277	12.59 to 12.43	3,487	0.91	0.00 to 0.75	16.04 to 15.09
2012 (11)	261	10.85 to 10.80	2,832	0.03	0.00 to 0.75	7.64 to 7.14

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2013 (22)	22	12.18 to 12.03	263	0.84	0.00 to 0.75	12.36 to 11.49
2012 (11)	15	10.84 to 10.79	158	0.20	0.00 to 0.75	7.43 to 7.04

Van Eck Global Hard Assets Initial Class Division:
2013	728	10.97	7,987	0.66	—	10.47
2012	716	9.93	7,104	0.68	—	3.44
2011	447	9.60	4,293	1.05	—	(16.45)
2010	383	11.49	4,397	0.24	—	29.25
2009	198	8.89	1,765	0.10	—	57.35

Van Eck Global Hard Assets Service Class Division:
2013	93	9.39 to 9.21	874	0.56	0.00 to 0.75	10.34 to 9.51
2012	116	8.51 to 8.41	992	0.71	0.00 to 0.75	3.03 to 2.31
2011 (9)	35	8.26 to 8.22	290	—	0.00 to 0.75	(16.14) to (16.55)

Vanguard VIF Balanced Division:
2013	1,844	24.02	44,306	2.42	—	19.86
2012	1,990	20.04	39,871	2.68	—	12.58
2011	1,977	17.80	35,201	2.61	—	3.67
2010	1,969	17.17	33,797	2.91	—	11.06
2009	1,918	15.46	29,660	4.27	—	22.89

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Vanguard VIF Equity Index Division:
2013	3,650	$20.92	$76,375	1.68%	—%	32.15%
2012	3,507	15.83	55,521	1.89	—	15.89
2011	3,484	13.66	47,594	1.58	—	1.94
2010	3,325	13.40	44,563	1.99	—	14.92
2009	3,327	11.66	38,805	2.69	—	26.46

Vanguard VIF Mid-Cap Index Division:
2013	1,250	27.56	34,462	0.99	—	34.90
2012	1,090	20.43	22,271	1.09	—	15.82
2011	1,058	17.64	18,657	0.91	—	(2.00)
2010	884	18.00	15,916	0.90	—	25.35
2009	820	14.36	11,784	1.66	—	40.37

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
2013	62	20.15 to 18.47	1,242	1.60	0.00 to 0.75	19.66 to 18.78
2012	75	16.84 to 15.55	1,255	1.51	0.00 to 0.75	13.02 to 12.19
2011	68	14.90 to 13.86	1,013	2.88	0.00 to 0.75	6.50 to 5.64
2010	83	13.99 to 13.12	1,156	1.79	0.00 to 0.75	13.28 to 12.52
2009	94	12.35 to 11.66	1,162	2.04	0.00 to 0.75	15.42 to 14.54

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
2013	58	17.88 to 17.42	1,043	0.95	0.00 to 0.75	30.32 to 29.32
2012	48	13.72 to 13.47	657	1.26	0.00 to 0.75	19.41 to 18.57
2011	82	11.49 to 11.36	936	0.50	0.00 to 0.75	(2.13) to (2.91)
2010 (8)	98	11.74 to 11.70	1,154	—	0.00 to 0.75	17.40 to 17.00

Wells Fargo Advantage VT Omega Growth Class 2 Division:
2013	281	19.57 to 19.07	5,495	0.12	0.00 to 0.75	39.89 to 38.89
2012	265	13.99 to 13.73	3,705	—	0.00 to 0.75	20.40 to 19.50
2011	198	11.62 to 11.49	2,299	—	0.00 to 0.75	(5.53) to (6.28)
2010 (8)	123	12.30 to 12.26	1,513	—	0.00 to 0.75	26.93 to 26.52

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)
These divisions received payment from affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, April 24, 2009. Investment income ratios have been annualized for the period ended December 31, 2009.
(6)	Commencement of operations, November 23, 2009. Investment income ratios have been annualized for the period ended December 31, 2009.
(7)	Commencement of operations, May 24, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(8)	Commencement of operations, July 16, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(9)	Commencement of operations, May 23, 2011. Investment income ratios have been annualized for the period ended December 31, 2011.
(10)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(11)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(12)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(13)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.
(14)	Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(15)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(16)	Represented the operations of Invesco Van Kampen Mid Cap Growth Series I Division until May 20, 2013.
(17)	Represented the operations of Janus Aspen Worldwide Service Shares Division until May 20, 2013.
(18)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(19)	Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.
(20)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(21)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(22)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013
There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2013 Unit Value	2013 Total Return
Diversified International Class 1 Division	$25.59	—%
Fidelity VIP Contrafund Initial Class Division	45.12	—
Fidelity VIP Equity-Income Initial Class Division	30.53	28.17
Fidelity VIP High Income Initial Class Division	—	5.95
Fidelity VIP Mid Cap Service Class 2 Division	33.91	—
Invesco Small Cap Equity Series I Division	17.11	—
LargeCap Growth Class 1 Division	21.89	33.97
LargeCap Growth I Class 1 Division	32.68	36.11
LargeCap S&P 500 Index Class 1 Division	17.37	32.09
MidCap Class 1 Division	—	33.94
Putnam VT Voyager Class IB Division	21.14	—
Real Estate Securities Class 1 Division	51.93	4.11
SmallCap Blend Class 1 Division	25.35	—
SmallCap Growth II Class 1 Division	20.31	—
SmallCap Value I Class 1 Division	45.98	—

Division	2012 Unit Value	2012 Total Return
Asset Allocation Class 1 Division	$25.36	—%
Balanced Class 1 Division	—	13.06
Diversified International Class 1 Division	21.55	—
Fidelity VIP Contrafund Initial Class Division	34.37	—
Fidelity VIP Equity-Income Initial Class Division	23.82	—
Fidelity VIP Mid Cap Service Class 2 Division	24.96	14.55
Invesco Small Cap Equity Series I Division	12.45	13.91
LargeCap Growth Class 1 Division	16.34	—
LargeCap Growth I Class 1 Division	24.01	—
LargeCap S&P 500 Index Class 1 Division	13.15	—
LargeCap Value Class 1 Division	—	18.57
Putnam VT Voyager Class IB Division	14.71	14.21
Real Estate Securities Class 1 Division	49.88	17.17
SmallCap Blend Class 1 Division	17.15	14.72
SmallCap Growth II Class 1 Division	13.78	16.29
SmallCap Value I Class 1 Division	32.90	21.72

Division	2011 Unit Value	2011 Total Return
Asset Allocation Class 1 Division	$22.34	2.15%
Diversified International Class 1 Division	18.19	—
DWS Dreman Small Mid Cap Value Class B Division	—	(6.33)
Equity Income Class 1 Division	—	5.37
Fidelity VIP Contrafund Initial Class Division	29.52	(2.54)
Fidelity VIP Equity-Income Initial Class Division	20.31	0.99
Fidelity VIP High Income Initial Class Division	—	4.06
Fidelity VIP Mid Cap Service Class 2 Division	21.79	(10.84)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	2011 Unit Value	2011 Total Return
Franklin Small Cap Value Securities Class 2 Division	$—	(3.76)%
Invesco Mid Cap Core Equity Series II Division	—	(6.48)
Invesco Small Cap Equity Series I Division	10.93	—
LargeCap Growth Class 1 Division	13.99	(5.73)
LargeCap Growth I Class 1 Division	20.63	—
LargeCap S&P 500 Index Class 1 Division	11.39	1.79
MFS VIT New Discovery Service Class Division	—	(10.48)
MidCap Blend Class 1 Division	—	8.30
Putnam VT Voyager Class IB Division	12.88	(16.80)
Real Estate Securities Class 1 Division	42.57	—
SmallCap Blend Class 1 Division	14.95	—
SmallCap Growth II Class 1 Division	11.85	(4.36)
SmallCap Value I Class 1 Division	27.03	—
Templeton Global Bond Securities Class 2 Division	—	(0.89)

Division	2010 Unit Value	2010 Total Return
American Century VP MidCap Value Class II Division	$—	19.03%
Asset Allocation Division	21.87	—
Balanced Division	—	13.61
Bond & Mortgage Securities Division	—	11.69
Diversified International Division	20.41	13.70
Fidelity VIP Equity-Income Initial Class Division	20.11	—
Fidelity VIP Contrafund Initial Class Division	30.29	17.22
Fidelity VIP Mid Cap Service Class 2 Division	24.44	28.56
Invesco V.I. Small Cap Equity Series I Division	11.01	28.47
LargeCap Growth Division	14.61	18.40
LargeCap Growth I Division	20.70	19.65
LargeCap S&P 500 Index Division	11.19	—
LargeCap Value Division	—	14.11
MidCap Blend Division	—	24.12
Putnam VT Voyager Class IB Division	15.68	20.80
Real Estate Securities Division	39.08	25.70
SmallCap Blend Division	15.17	24.24
SmallCap Growth II Division	12.39	26.95
SmallCap Value I Division	28.05	26.07

Division	2009 Unit Value	2009 Total Return
AIM V.I. Small Cap Equity Series I Division	$8.57	21.39%
Asset Allocation Division	20.05	—
Diversified International Division	17.95	—
Fidelity VIP Equity-Income Initial Class Division	17.47	30.28

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	2009 Unit Value	2009 Total Return
Fidelity VIP High Income Initial Class Division	$—	44.02%
Fidelity VIP Contrafund Initial Class Division	25.84	—
Fidelity VIP Mid Cap Service Class 2 Division	19.01	39.78
Government & High Quality Bond Division	18.74	—
International SmallCap Division	25.11	34.57
LargeCap Growth Division	12.34	27.09
LargeCap Growth I Division	17.30	—
LargeCap S&P 500 Index Division	9.76	26.26
MidCap Blend Division	—	33.77
MidCap Growth I Division	12.43	—
Putnam VT Voyager Class IB Division	12.98	—
Real Estate Securities Division	31.09	—
SmallCap Blend Division	12.21	22.22 and 26.78
SmallCap Growth II Division	9.76	31.71
SmallCap Value I Division	22.25	16.19

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa March 24, 2014

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2013	December 31, 2012

	(in millions)
Assets
Fixed maturities, available-for-sale (2013 and 2012 include $272.0 million and $194.6 million related to
consolidated variable interest entities)	$45,524.1	$47,396.3
Fixed maturities, trading (2013 and 2012 both include $110.4 million related to consolidated variable
interest entities)	358.5	398.4
Equity securities, available-for-sale	102.6	131.3
Equity securities, trading	169.7	131.9
Mortgage loans	10,819.2	10,825.4
Real estate	1,266.4	1,172.5
Policy loans	830.1	834.0
Other investments (2013 and 2012 include $68.1 million and $80.3 million related to consolidated variable
interest entities and $142.9 million and $113.9 million measured at fair value under the fair value option)	1,354.1	1,785.2
Total investments	60,424.7	62,675.0
Cash and cash equivalents	2,071.6	2,359.1
Accrued investment income	523.2	576.0
Premiums due and other receivables	1,170.5	1,023.9
Deferred acquisition costs	2,848.8	2,394.7
Property and equipment	454.1	441.8
Goodwill	299.7	296.0
Other intangibles	151.9	158.1
Separate account assets	83,790.3	69,217.8
Other assets	1,045.7	929.6
Total assets	$152,780.5	$140,072.0
Liabilities
Contractholder funds	$34,627.7	$36,774.6
Future policy benefits and claims	18,245.0	17,906.5
Other policyholder funds	706.4	677.8
Short-term debt	292.4	286.7
Long-term debt	152.4	128.9
Income taxes currently payable	5.2	11.5
Deferred income taxes	552.7	443.9
Separate account liabilities	83,790.3	69,217.8
Other liabilities (2013 and 2012 include $342.4 million and $302.9 million related to consolidated variable interest entities, of which $104.9 million and $85.0 million are measured at fair value under the fair
value option)	6,420.2	7,023.8
Total liabilities	144,792.3	132,471.5

Redeemable noncontrolling interest	208.7	23.2

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,505.0	5,747.6
Retained earnings	1,738.1	1,167.7
Accumulated other comprehensive income	495.7	642.6
Total stockholder's equity attributable to Principal Life Insurance Company	7,741.3	7,560.4
Noncontrolling interest	38.2	16.9
Total stockholder's equity	7,779.5	7,577.3
Total liabilities and stockholder's equity	$152,780.5	$140,072.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums and other considerations	$2,862.4	$2,934.9	$2,626.5
Fees and other revenues	2,234.6	1,934.8	1,929.9
Net investment income	2,681.5	2,811.8	2,918.0
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	(99.5)	190.7	91.9
Total other-than-temporary impairment losses on available-for-sale
securities	(89.8)	(135.9)	(138.3)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) other comprehensive
income	(22.0)	17.3	(52.3)
Net impairment losses on available-for-sale securities	(111.8)	(118.6)	(190.6)
Net realized capital gains (losses)	(211.3)	72.1	(98.7)
Total revenues	7,567.2	7,753.6	7,375.7
Expenses
Benefits, claims and settlement expenses	4,114.5	4,556.6	4,034.9
Dividends to policyholders	189.0	197.7	210.2
Operating expenses	2,376.3	2,154.5	2,320.5
Total expenses	6,679.8	6,908.8	6,565.6
Income before income taxes	887.4	844.8	810.1
Income taxes	173.2	151.5	225.0
Net income	714.2	693.3	585.1
Net income attributable to noncontrolling interest	17.6	18.4	36.4
Net income attributable to Principal Life Insurance Company	$696.6	$674.9	$548.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2013	2012	2011

	(in millions)

Net income	$714.2	$693.3	$585.1
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(477.7)	505.3	207.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	5.1	(6.7)	33.0
Net unrealized gains (losses) on derivative instruments	(6.5)	(47.0)	20.2
Foreign currency translation adjustment	-	(9.1)	13.0
Net unrecognized postretirement benefit obligation	332.6	(127.4)	(172.9)
Other comprehensive income (loss)	(146.5)	315.1	100.6
Comprehensive income	567.7	1,008.4	685.7
Comprehensive income attributable to noncontrolling interest	18.0	19.5	36.4
Comprehensive income attributable to Principal Life Insurance Company	$549.7	$988.9	$649.3

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2011	$2.5	$6,145.0	$898.6	$228.0	$150.9	$7,425.0
Capital distribution to parent	-	(458.8)	-	-	-	(458.8)
Stock-based compensation and
additional related tax benefits	-	31.9	(2.3)	-	-	29.6
Dividends to parent	-	-	(250.0)	-	-	(250.0)
Distributions to noncontrolling interest	-	-	-	-	(9.8)	(9.8)
Contributions from noncontrolling
interest	-	-	-	-	174.6	174.6
Purchase of subsidiary shares from
noncontrolling interest	-	-	-	-	(1.1)	(1.1)
Net income (excludes $0.2 million attributable to redeemable
noncontrolling interests)	-	-	548.7	-	36.2	584.9
Other comprehensive income	-	-	-	100.6	-	100.6
Balances at December 31, 2011	2.5	5,718.1	1,195.0	328.6	350.8	7,595.0
Capital distribution to parent	-	(14.4)	-	-	-	(14.4)
Stock-based compensation and additional related
tax benefits	-	43.9	(2.2)	-	-	41.7
Dividends to parent	-	-	(700.0)	-	-	(700.0)
Distributions to noncontrolling interest	-	-	-	-	(10.7)	(10.7)
Contributions from noncontrolling interest	-	-	-	-	12.6	12.6
Deconsolidation of certain variable interest entities	-	-	-	-	(353.2)	(353.2)
Net income (excludes $1.0 million attributable to redeemable
noncontrolling interest)	-	-	674.9	-	17.4	692.3
Other comprehensive income (excludes $1.1 million
attributable to redeemable noncontrolling interest)	-	-	-	314.0	-	314.0
Balances at December 31, 2012	2.5	5,747.6	1,167.7	642.6	16.9	7,577.3
Capital distribution to parent	-	(163.8)	-	-	-	(163.8)
Stock-based compensation and additional related
tax benefits	-	47.4	(2.9)	-	-	44.5
Dividends to parent	-	-	(80.0)	-	-	(80.0)
Distributions to noncontrolling interest	-	-	-	-	(2.0)	(2.0)
Contributions from noncontrolling interest	-	-	-	-	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	-	11.5	-	-	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interests	-	(137.7)	(43.3)	-	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to redeemable
noncontrolling interest)	-	-	696.6	-	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	-	-	-	(146.9)	-	(146.9)
Balances at December 31, 2013	$2.5	$5,505.0	$1,738.1	$495.7	$38.2	$7,779.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Operating activities
Net income	$714.2	$693.3	$585.1
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	170.6	82.3	263.0
Additions to deferred acquisition costs	(393.0)	(393.6)	(316.9)
Accrued investment income	52.8	28.4	51.3
Net cash flows for trading securities	18.5	88.9	75.8
Premiums due and other receivables	(152.7)	75.8	(129.8)
Contractholder and policyholder liabilities and dividends	1,296.8	1,814.5	723.0
Current and deferred income taxes	187.6	2.7	52.6
Net realized capital (gains) losses	211.3	(72.1)	98.7
Depreciation and amortization expense	96.8	103.1	93.0
Mortgage loans held for sale, sold or repaid, net of gain	0.2	74.9	17.7
Real estate acquired through operating activities	(107.2)	(46.4)	(37.4)
Real estate sold through operating activities	20.1	41.2	138.5
Stock-based compensation	45.1	41.9	29.6
Other	324.1	663.0	1,506.7
Net adjustments	1,771.0	2,504.6	2,565.8
Net cash provided by operating activities	2,485.2	3,197.9	3,150.9
Investing activities
Available-for-sale securities:
Purchases	(8,554.0)	(7,986.7)	(6,406.7)
Sales	1,521.4	1,193.3	692.3
Maturities	7,142.4	6,383.8	5,490.1
Mortgage loans acquired or originated	(2,049.5)	(2,442.9)	(1,397.7)
Mortgage loans sold or repaid	1,989.0	1,545.4	1,597.9
Real estate acquired	(85.6)	(151.8)	(129.9)
Net purchases of property and equipment	(51.2)	(29.6)	(50.3)
Net change in other investments	213.0	(31.0)	(50.6)
Net cash provided by (used in) investing activities	125.5	(1,519.5)	(254.9)
Financing activities
Proceeds from financing element derivatives	47.0	51.8	75.9
Payments for financing element derivatives	(48.0)	(49.9)	(46.5)
Excess tax benefits from share-based payment arrangements	7.4	7.9	1.5
Capital distributions to parent	(163.8)	(14.8)	(506.5)
Dividends paid to parent	(80.0)	(700.0)	(250.0)
Issuance of long-term debt	38.2	9.4	-
Principal repayments of long-term debt	(14.6)	(0.4)	(0.5)
Net proceeds from (repayments of) short-term borrowings	5.7	23.0	(30.7)
Investment contract deposits	6,355.1	6,401.2	5,868.6
Investment contract withdrawals	(8,846.6)	(7,519.8)	(7,076.7)
Net increase (decrease) in banking operation deposits	(225.7)	32.0	(18.5)
Sale of subsidiary shares to noncontrolling interest	31.8	-	-
Other	(4.7)	(14.6)	(4.5)
Net cash used in financing activities	(2,898.2)	(1,774.2)	(1,987.9)
Net increase (decrease) in cash and cash equivalents	(287.5)	(95.8)	908.1
Cash and cash equivalents at beginning of period	2,359.1	2,454.9	1,546.8
Cash and cash equivalents at end of period	$2,071.6	$2,359.1	$2,454.9

Supplemental Information:
Cash paid for interest	$9.2	$10.1	$37.3
Cash paid for income taxes	$19.6	$117.5	$168.6

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

1. Nature of Operations and Significant Accounting Policies
Description of Business
Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
We have evaluated subsequent events through March 24, 2014, which was the date our consolidated financial statements were issued.
Reclassifications have been made to prior period financial statements to conform to the December 31, 2013, presentation.
Recent Accounting Pronouncements
In January 2014, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to reduce diversity in practice by clarifying when an in substance repossession or foreclosure occurs. This guidance will be effective for us beginning January 1, 2015, and is not expected to have a material impact on our consolidated financial statements.
Also, in January 2014, the FASB issued authoritative guidance on accounting for investments by a reporting entity in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. This guidance will be effective for us beginning January 1, 2015, and is not expected to have a material impact on our consolidated financial statements.
In July 2013, the FASB issued authoritative guidance that requires the liability related to certain unrecognized benefits to be offset against a deferred tax asset from operating loss carryforwards. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In June 2013, the FASB issued authoritative guidance that formalizes the definition of an investment company. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In March 2013, the FASB issued authoritative guidance that clarifies how the cumulative translation adjustment (“CTA”) related to a parent’s investment in a foreign entity should be released when certain transactions related to the foreign entity occur. This guidance will be effective prospectively for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In February 2013, the FASB issued authoritative guidance that requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income (“AOCI”). Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. This guidance was effective for us beginning January 1, 2013, and did not have a material impact on our consolidated financial statements. This guidance did not impact the requirements for reporting of comprehensive income under FASB guidance issued in June 2011, which changed the presentation of comprehensive income in the financial statements. The guidance eliminated the presentation options contained in previous guidance and instead required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income (“OCI”), including adjustments for items that are reclassified from OCI to net income. The guidance did not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. See Note 14, Stockholder’s Equity, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

In January 2013 and December 2011, the FASB issued authoritative guidance related to balance sheet offsetting. The 2011 guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. The 2013 guidance clarified that the disclosure requirements would apply to derivative instruments, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement. Both pieces of guidance were effective for us beginning January 1, 2013, with retrospective application required and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
In July 2012, the FASB issued authoritative guidance that amends how indefinite-lived intangible assets are tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance was effective for our 2013 indefinite-lived intangible asset impairment testing and did not have a material impact on our consolidated financial statements.
In December 2011, the FASB issued authoritative guidance that requires a reporting entity to follow the real estate sales guidance when the reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt. This guidance was effective for us on January 1, 2013, and did not have a material impact on our consolidated financial statements.
In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance was effective for our 2012 goodwill impairment test and did not have a material impact on our consolidated financial statements.
In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and OCI, including adjustments for items that are reclassified from OCI to net income. The guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. In December 2011, the FASB issued a final standard to defer the new requirement to present classification adjustments out of OCI to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 14, Stockholder’s Equity, for further details.
In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
In April 2011, the FASB issued authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance was effective for us on January 1, 2012, for new transfers and modifications to existing transactions and did not have a material impact on our consolidated financial statements.
Also in April 2011, the FASB issued authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (“TDR”). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ended the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance was effective for us on July 1, 2011, and was applied retrospectively to restructurings occurring on or after January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
In October 2010, the FASB issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance was effective for us on January 1, 2012, and we adopted the guidance retrospectively.
In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. Disclosures required by the guidance that relate to an activity that occurs during a reporting period were effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements.
In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which were effective for us on January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.
A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DAC, sales inducements, unearned revenue reserves, policyholder liabilities, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have a minimal amount of assets within trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $179.5 million and $80.0 million as of December 31, 2013 and 2012, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
allowance provision and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on trading securities that support investment strategies that involve the active and frequent purchase and sale of fixed maturities are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments, excluding investments in unconsolidated entities and commercial mortgage loans of consolidated VIEs for which the fair value option was elected, are primarily reported at cost.
Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.
Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.
Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 12%, 13% and 15% of our life insurance in force and 43%, 47% and 50% of the number of life insurance policies in force at December 31, 2013, 2012 and 2011, respectively. Participating business represented approximately 58%, 61% and 65% of life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs of contract acquisition for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profits (“EGPs”) or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
Deferred Acquisition Costs on Internal Replacements
All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.
Long-Term Debt
Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.
Reinsurance
We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2013 and 2012, our largest exposures to a single third-party reinsurer in our individual life insurance business was $35.9 billion and $29.7 billion of life insurance in force, representing 17% and 18% of total net life insurance in force, respectively. The reinsurance recoverable relating to paid and unpaid claims associated to this single third party reinsurer recorded in our consolidated statements of financial position was $31.3 million and $26.1 million at December 31, 2013 and 2012, respectively.
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Premiums and other considerations:
Direct	$3,132.8	$3,212.1	$2,913.3
Assumed	102.0	59.3	30.1
Ceded	(372.4)	(336.5)	(316.9)
Net premiums and other considerations	$2,862.4	$2,934.9	$2,626.5

Benefits, claims and settlement expenses:
Direct	4,190.1	4,575.5	4,280.6
Assumed	204.5	157.9	96.5
Ceded	(280.1)	(176.8)	(342.2)
Net benefits, claims and settlement expenses	$4,114.5	$4,556.6	$4,034.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Separate Accounts
The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2013 and December 31, 2012, the separate accounts include a separate account valued at $223.1 million and $148.3 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2013, 2012 and 2011, we received $327.1 million, $274.0 million and $212.9 million, respectively, of expense reimbursements from affiliated entities.
We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
agreement, we had a receivable from PFSI of $359.1 million and $443.7 million at December 31, 2013 and 2012, respectively, and earned interest of $0.4 million, $1.0 million and $1.4 million during 2013, 2012 and 2011, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $1,481.4 million and $1,116.2 million as of December 31, 2013 and 2012, respectively. In addition, we recognized premiums and other fees of $223.6 million, $168.4 million and $102.6 million for the years ended December 31, 2013, 2012 and 2011, respectively, associated with this agreement. Furthermore, we recognized expenses of $428.6 million, $377.1 million and $244.8 million for the years ended December 31, 2013, 2012 and 2011, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $407.9 million, $342.1 million and $317.6 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $87.8 million, $77.5 million and $72.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.
3. Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2012	$18.7	$220.5	$43.4	$282.6
Goodwill from acquisitions	-	-	10.5	10.5
Foreign currency	-	2.9	-	2.9
Balance at December 31, 2012	18.7	223.4	53.9	296.0
Goodwill from acquisitions	-	-	2.5	2.5
Foreign currency	-	1.2	-	1.2
Balance at December 31, 2013	$18.7	$224.6	$56.4	$299.7
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2013			2012
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value
	(in millions)
Total finite lived intangible assets	$94.5	$37.1	$57.4	$99.3	$35.7	$63.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
During 2013 and 2012, we fully amortized other finite lived intangible assets of $5.2 million and $5.0 million, respectively. We had no fully amortized other finite lived intangible assets in 2011.
The amortization expense for intangible assets with finite useful lives was $6.5 million, $6.3 million and $4.7 million for 2013, 2012 and 2011, respectively. At December 31, 2013, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2014	$6.5
2015	5.2
2016	5.2
2017	5.2
2018	5.2
Indefinite Lived Intangible Assets
The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2013 and 2012. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.
4. Variable Interest Entities
We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs we have relationships with.
Consolidated Variable Interest Entities
Grantor Trusts
We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.
Collateralized Private Investment Vehicle
We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Commercial Mortgage-Backed Securities
In September 2000, we sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicle	CMBS	Total

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale	$272.0	$-	$-	$272.0
Fixed maturities, trading	-	110.4	-	110.4
Other investments	-	-	68.1	68.1
Accrued investment income	0.3	-	0.5	0.8
Total assets	$272.3	$110.4	$68.6	$451.3
Deferred income taxes	$1.5	$-	$-	$1.5
Other liabilities (1)	217.2	93.8	31.4	342.4
Total liabilities	$218.7	$93.8	$31.4	$343.9
December 31, 2012
Fixed maturities, available-for-sale	$194.6	$-	$-	$194.6
Fixed maturities, trading	-	110.4	-	110.4
Other investments	-	-	80.3	80.3
Accrued investment income	0.5	-	0.6	1.1
Total assets	$195.1	$110.4	$80.9	$386.4
Deferred income taxes	$1.8	$-	$-	$1.8
Other liabilities (1)	152.4	104.8	45.7	302.9
Total liabilities	$154.2	$104.8	$45.7	$304.7

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicles include derivative liabilities and an obligation to redeem notes at maturity or termination of the trust; and CMBS includes an obligation to the bondholders.

We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2013 and 2012.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in any of the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in partnerships, some of which are classified as VIEs. The partnership returns are in the form of income tax credits and investment income. These entities are classified as VIEs as the general partner does not have an equity investment at risk in the entity. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entity.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale:
Corporate	$523.4	$448.2
Residential mortgage-backed pass-through securities	2,823.6	2,779.2
Commercial mortgage-backed securities	4,026.4	4,078.0
Collateralized debt obligations	363.4	391.9
Other debt obligations	4,167.8	4,157.5
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	47.5	47.5
Commercial mortgage-backed securities	1.8	1.8
Collateralized debt obligations	59.6	59.6
Other debt obligations	1.2	1.2
Other investments:
Other limited partnership interests	123.5	123.5

December 31, 2012
Fixed maturities, available-for-sale:
Corporate	$523.2	$403.7
Residential mortgage-backed pass-through securities	3,199.7	2,997.8
Commercial mortgage-backed securities	3,897.4	4,094.8
Collateralized debt obligations	379.2	428.8
Other debt obligations	3,779.2	3,756.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	77.7	77.7
Commercial mortgage-backed securities	2.7	2.7
Collateralized debt obligations	56.4	56.4
Other debt obligations	2.2	2.2
Other investments:
Other limited partnership interests	136.2	136.2

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our initial investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Sponsored Investment Funds
We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance-based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale:
U.S. government and agencies	$807.0	$12.7	$50.0	$769.7	$-
Non-U.S. government and agencies	451.4	73.3	1.1	523.6	-
States and political subdivisions	3,597.0	120.8	85.4	3,632.4	-
Corporate	27,677.2	1,811.1	271.1	29,217.2	17.2
Residential mortgage-backed pass-through securities	2,779.2	91.1	46.7	2,823.6	-
Commercial mortgage-backed securities	4,078.0	170.6	222.2	4,026.4	183.4
Collateralized debt obligations	391.9	6.0	34.5	363.4	0.7
Other debt obligations	4,157.5	51.8	41.5	4,167.8	76.3
Total fixed maturities, available-for-sale	$43,939.2	$2,337.4	$752.5	$45,524.1	$277.6
Total equity securities, available-for-sale	$108.2	$7.7	$13.3	$102.6
December 31, 2012
Fixed maturities, available-for-sale:
U.S. government and agencies	$851.7	$30.8	$0.3	$882.2	$-
Non-U.S. government and agencies	545.5	117.9	-	663.4	-
States and political subdivisions	2,940.4	241.1	2.7	3,178.8	-
Corporate	28,816.1	2,875.7	275.4	31,416.4	17.1
Residential mortgage-backed pass-through securities	2,997.8	202.3	0.4	3,199.7	-
Commercial mortgage-backed securities	4,094.8	241.7	439.1	3,897.4	195.4
Collateralized debt obligations	428.8	7.0	56.6	379.2	4.3
Other debt obligations	3,756.9	73.5	51.2	3,779.2	82.8
Total fixed maturities, available-for-sale	$44,432.0	$3,790.0	$825.7	$47,396.3	$299.6
Total equity securities, available-for-sale	$129.4	$10.4	$8.5	$131.3

(1)
Excludes $148.6 million and $98.6 million as of December 31, 2013 and December 31, 2012, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2013, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$2,919.4	$2,960.9
Due after one year through five years	12,575.2	13,195.5
Due after five years through ten years	8,373.9	8,782.9
Due after ten years	8,664.1	9,203.6
Subtotal	32,532.6	34,142.9
Mortgage-backed and other asset-backed securities	11,406.6	11,381.2
Total	$43,939.2	$45,524.1

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income
Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale	$2,109.3	$2,228.5	$2,342.1
Fixed maturities, trading	11.2	15.1	19.4
Equity securities, available-for-sale	6.9	8.3	10.4
Equity securities, trading	2.8	2.9	1.3
Mortgage loans	565.2	588.9	593.8
Real estate	60.7	70.6	73.4
Policy loans	43.5	47.1	51.7
Cash and cash equivalents	4.4	4.9	5.6
Derivatives	(115.2)	(129.8)	(156.7)
Other	67.2	54.5	57.9
Total	2,756.0	2,891.0	2,998.9
Investment expenses	(74.5)	(79.2)	(80.9)
Net investment income	$2,681.5	$2,811.8	$2,918.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$37.9	$26.4	$23.0
Gross losses	(115.2)	(143.9)	(147.5)
Other-than-temporary impairment losses reclassified
to (from) OCI	(22.0)	17.3	(52.3)
Hedging, net	(115.5)	(27.5)	130.5
Fixed maturities, trading	(5.2)	4.9	(9.5)
Equity securities, available-for-sale:
Gross gains	0.8	0.5	2.3
Gross losses	(0.3)	(0.9)	(6.4)
Equity securities, trading	22.4	26.3	19.8
Mortgage loans	(16.0)	(51.0)	(42.8)
Derivatives	(22.9)	(21.7)	(159.5)
Other	24.7	241.7	143.7
Net realized capital gains (losses)	$(211.3)	$72.1	$(98.7)
Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,493.7 million, $1,119.3 million and $595.2 million in 2013, 2012 and 2011, respectively.
Other-Than-Temporary Impairments
We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.
Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale	$(89.5)	$(135.5)	$(134.5)
Equity securities, available-for-sale	(0.3)	(0.4)	(3.8)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(89.8)	(135.9)	(138.3)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) OCI (1)	(22.0)	17.3	(52.3)
Net impairment losses on available-for-sale securities	$(111.8)	$(118.6)	$(190.6)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Beginning balance	$(329.0)	$(428.0)	$(325.7)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(15.1)	(21.3)	(31.0)
Credit losses for which an other-than-temporary impairment was
previously recognized	(75.9)	(80.0)	(135.6)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	172.0	191.9	68.2
Net reduction (increase) for positive changes in cash flows expected
to be collected and amortization (1)	12.6	8.4	(3.9)
Ending balance	$(235.4)	$(329.0)	$(428.0)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Gross Unrealized Losses for Fixed Maturities and Equity Securities
For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$517.2	$49.2	$9.2	$0.8	$526.4	$50.0
Non-U.S. governments	23.7	1.1	-	-	23.7	1.1
States and political subdivisions	1,319.0	75.0	46.1	10.4	1,365.1	85.4
Corporate	3,757.8	143.5	1,033.8	127.6	4,791.6	271.1
Residential mortgage-backed pass-
through securities	1,150.3	38.2	85.9	8.5	1,236.2	46.7
Commercial mortgage-backed
securities	683.7	15.3	495.6	206.9	1,179.3	222.2
Collateralized debt obligations	88.8	1.4	47.4	33.1	136.2	34.5
Other debt obligations	1,359.0	16.1	287.9	25.4	1,646.9	41.5
Total fixed maturities, available-for-sale	$8,899.5	$339.8	$2,005.9	$412.7	$10,905.4	$752.5
Total equity securities, available-for-sale	$16.7	$0.3	$48.3	$13.0	$65.0	$13.3
Our consolidated portfolio consists of fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost) at December 31, 2013. Gross unrealized losses in our fixed maturities portfolio decreased slightly during the year ended December 31, 2013, due to spread improvements.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,154 securities with a carrying value of $8,899.5 million and unrealized losses of $339.8 million reflecting an average price of 96 at December 31, 2013. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2013, with associated unrealized losses of $325.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 359 securities with a carrying value of $2,005.9 million and unrealized losses of $412.7 million. The average rating of this portfolio was BBB- with an average price of 83 at December 31, 2013. Of the $412.7 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $206.9 million in unrealized losses with an average price of 71 and an average credit rating of BB-. The remaining unrealized losses consist primarily of $127.6 million within the corporate sector at December 31, 2013. The average price of the corporate sector was 89 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2012
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$115.4	$0.3	$-	$-	$115.4	$0.3
States and political subdivisions	235.3	2.1	8.8	0.6	244.1	2.7
Corporate	554.3	7.2	1,692.4	268.2	2,246.7	275.4
Residential mortgage-backed pass-
through securities	70.4	0.3	2.4	0.1	72.8	0.4
Commercial mortgage-backed
securities	98.9	3.3	785.0	435.8	883.9	439.1
Collateralized debt obligations	72.2	1.0	133.8	55.6	206.0	56.6
Other debt obligations	235.6	2.0	414.9	49.2	650.5	51.2
Total fixed maturities, available-for-sale	$1,382.1	$16.2	$3,037.3	$809.5	$4,419.4	$825.7
Total equity securities, available-for-sale	$5.8	$0.1	$52.9	$8.4	$58.7	$8.5
Our consolidated portfolio consists of fixed maturities where 71% were investment grade (rated AAA through BBB-) with an average price of 84 (carrying value/amortized cost) at December 31, 2012. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2012, due to a tightening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 224 securities with a carrying value of $1,382.1 million and unrealized losses of $16.2 million reflecting an average price of 99 at December 31, 2012. Of this portfolio, 89% was investment grade (rated AAA through BBB-) at December 31, 2012, with associated unrealized losses of $13.3 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 488 securities with a carrying value of $3,037.3 million and unrealized losses of $809.5 million. The average rating of this portfolio was BBB- with an average price of 79 at December 31, 2012. Of the $809.5 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $435.8 million in unrealized losses with an average price of 64 and an average credit rating of BB+. The remaining unrealized losses consist primarily of $268.1 million within the corporate sector at December 31, 2012. The average price of the corporate sector was 86 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2012.
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments
The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC, reinsurance assets and liabilities, sales inducements, unearned revenue reserves, changes in policyholder liabilities and applicable income taxes was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013	December 31, 2012

	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,893.0	$3,300.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(277.6)	(299.6)
Net unrealized gains (losses) on equity securities, available-for-sale	(5.6)	1.9
Adjustments for assumed changes in amortization patterns	(265.9)	(515.2)
Adjustments for assumed changes in policyholder liabilities	(498.0)	(990.3)
Net unrealized gains on derivative instruments	107.1	148.4
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	45.6	91.3
Provision for deferred income taxes	(348.5)	(607.7)
Net unrealized gains on available-for-sale securities and derivative instruments	$650.1	$1,129.2

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2013	December 31, 2012

	(in millions)

Commercial mortgage loans	$10,282.5	$10,219.5
Residential mortgage loans	605.7	702.1
	10,888.2	10,921.6

Valuation allowance	(69.0)	(96.2)
Total carrying value	$10,819.2	$10,825.4
We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $44.9 million, $62.3 million and $2.2 million of residential mortgage loans in 2013, 2012 and 2011, respectively. We purchased $166.1 million, $149.1 million and $50.3 million of commercial mortgage loans in 2013, 2012 and 2011, respectively. We sold $13.0 million, $31.1 million and $0.0 million commercial mortgage loans in 2013, 2012 and 2011, respectively.
Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013		December 31, 2012

	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	(in millions)
Geographic distribution
New England	$528.5	5.1%	$536.6	5.3%
Middle Atlantic	2,489.0	24.1	2,233.4	21.9
East North Central	519.9	5.1	635.6	6.2
West North Central	302.9	2.9	377.3	3.7
South Atlantic	1,949.5	19.0	2,135.0	20.9
East South Central	192.8	1.9	244.8	2.3
West South Central	830.3	8.1	767.9	7.5
Mountain	747.1	7.3	726.6	7.1
Pacific	2,722.5	26.5	2,562.3	25.1
Total	$10,282.5	100.0%	$10,219.5	100.0%

Property type distribution
Office	$3,360.5	32.6%	$3,078.8	30.1%
Retail	2,668.5	26.0	2,928.3	28.6
Industrial	1,766.2	17.2	1,765.5	17.3
Apartments	1,911.2	18.6	1,685.9	16.5
Hotel	333.1	3.2	445.8	4.4
Mixed use/other	243.0	2.4	315.2	3.1
Total	$10,282.5	100.0%	$10,219.5	100.0%
Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $394.9 million and $495.7 million and first lien mortgages with an amortized cost of $210.8 million and $206.4 million as of December 31, 2013 and December 31, 2012, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.
Mortgage Loan Credit Monitoring
Commercial Credit Risk Profile Based on Internal Rating
We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$8,067.1	$194.5	$8,261.6
BBB+ thru BBB-	1,444.3	250.0	1,694.3
BB+ thru BB-	155.4	0.1	155.5
B+ and below	169.1	2.0	171.1
Total	$9,835.9	$446.6	$10,282.5

	December 31, 2012
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$7,255.0	$231.3	$7,486.3
BBB+ thru BBB-	1,792.6	294.9	2,087.5
BB+ thru BB-	266.8	1.6	268.4
B+ and below	375.0	2.3	377.3
Total	$9,689.4	$530.1	$10,219.5
Residential Credit Risk Profile Based on Performance Status
Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.
The amortized cost of our performing and non-performing residential mortgage loans were as follows:

	December 31, 2013
	Home equity	First liens	Total

	(in millions)
Performing	$378.3	$203.6	$581.9
Nonperforming	16.6	7.2	23.8
Total	$394.9	$210.8	$605.7

	December 31, 2012
	Home equity	First liens	Total

	(in millions)
Performing	$472.6	$197.2	$669.8
Nonperforming
Total	$495.7	$206.4	$702.1
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The amortized cost of mortgage loans on non-accrual status were as follows:

	December 31, 2013	December 31, 2012

	(in millions)
Commercial:
Brick and mortar	$33.2	$44.5
Residential:
Home equity	16.6	23.1
First liens	7.2	9.1
Total	$57.0	$76.7
The aging of mortgage loans, based on amortized cost, were as follows:

	December 31, 2013

			90 days or
		60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$-	$-	$16.7	$16.7	$9,819.2	$9,835.9
Commercial-CTL	-	-	-	-	446.6	446.6
Residential-home equity	4.4	1.0	3.0	8.4	386.5	394.9
Residential-first liens	1.2	0.3	5.6	7.1	203.7	210.8
Total	$5.6	$1.3	$25.3	$32.2	$10,856.0	$10,888.2

	December 31, 2012

			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$32.8	$13.7	$-	$46.5	$9,642.9	$9,689.4
Commercial-CTL	-	-	-	-	530.1	530.1
Residential-home equity	5.7	2.8	3.9	12.4	483.3	495.7
Residential-first liens	1.5	0.4	7.7	9.6	196.8	206.4
Total	$40.0	$16.9	$11.6	$68.5	$10,853.1	$10,921.6
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2013 or December 31, 2012.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	Commercial	Residential	Total

	(in millions)
For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

For the year ended December 31, 2012
Beginning balance	$64.8	$36.0	$100.8
Provision	13.5	39.9	53.4
Charge-offs	(26.7)	(35.1)	(61.8)
Recoveries	0.2	3.6	3.8
Ending balance	$51.8	$44.4	$96.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	49.4	34.6	84.0
Allowance ending balance	$51.8	$44.4	$96.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$13.6	$37.5	$51.1
Collectively evaluated for impairment	10,205.9	664.6	10,870.5
Loan ending balance	$10,219.5	$702.1	$10,921.6

For the year ended December 31, 2011
Beginning balance	$80.6	$37.7	$118.3
Provision	17.0	28.5	45.5
Charge-offs	(32.9)	(33.4)	(66.3)
Recoveries	0.1	3.2	3.3
Ending balance	$64.8	$36.0	$100.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$16.3	$2.4	$18.7
Collectively evaluated for impairment	48.5	33.6	82.1
Allowance ending balance	$64.8	$36.0	$100.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$114.0	$24.2	$138.2
Collectively evaluated for impairment	9,336.8	757.8	10,094.6
Loan ending balance	$9,450.8	$782.0	$10,232.8
Impaired Mortgage Loans
Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$21.5	$32.7	$-
Residential-first liens	4.6	4.6	-
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	19.5	19.7	9.2
Residential-first liens	7.3	6.2	0.6
Total:
Commercial	$25.9	$37.1	$2.4
Residential	$31.4	$30.5	$9.8

	December 31, 2012
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$22.9	$25.3	$-
Residential-first liens	9.7	6.6	-
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	20.8	20.7	9.1
Residential-first liens	7.1	6.9	0.7
Total:
Commercial	$27.3	$29.7	$2.4
Residential	$37.6	$34.2	$9.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	Average
	recorded	Interest income
	investment	recognized

	(in millions)
For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	-
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3

For the year ended December 31, 2012
With no related allowance recorded:
Commercial-brick and mortar	$11.4	$2.6
Residential-first liens	7.0	-
With an allowance recorded:
Commercial-brick and mortar	59.2	0.2
Residential-home equity	17.7	0.9
Residential-first liens	6.2	0.1
Total:
Commercial	$70.6	$2.8
Residential	$30.9	$1.0

For the year ended December 31, 2011
With no related allowance recorded:
Commercial-brick and mortar	$11.3	$0.9
Residential-first liens	4.4	-
With an allowance recorded:
Commercial-brick and mortar	79.0	1.0
Residential-home equity	12.6	0.8
Residential-first liens	5.6	0.2
Total:
Commercial	$90.3	$1.9
Residential	$22.6	$1.0
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to increase, reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	-	$-
Residential-home equity	69	3.8	19	-
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

	For the year ended December 31, 2012
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$18.0	1	$13.7
Residential-home equity	324	15.0	12	-
Residential-first liens	12	2.1	-	-
Total	338	$35.1	13	$13.7

	For the year ended December 31, 2011
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	1	$4.4	1	$4.4
Residential-home equity	151	7.9	6	-
Residential-first liens	7	1.6	1	0.3
Total	159	$13.9	8	$4.7
Commercial mortgage loans that have been designated as a TDR have been previously reserved in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.
Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.
Real Estate
Depreciation expense on invested real estate was $44.4 million, $45.1 million and $41.4 million in 2013, 2012 and 2011, respectively. Accumulated depreciation was $364.8 million and $332.8 million as of December 31, 2013 and 2012, respectively.
Other Investments
Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

		December 31,
		2013	2012

		(in millions)

Total assets		$7,985.3	$8,296.1
Total liabilities		2,781.1	2,926.2
Total equity		$5,204.2	$5,369.9
Net investment in unconsolidated entities		$384.3	$375.8

	For the year ended December 31,

	2013	2012	2011

	(in millions)
Total revenues	$773.7	$844.0	$2,106.1
Total expenses	394.6	421.9	1,723.3
Net income	368.3	392.1	377.4
Our share of net income of unconsolidated entities	43.9	31.5	34.0
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $1,564.1 million in fixed maturities, available-for-sale securities at December 31, 2013, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $2,534.0 million in commercial mortgage loans and home equity mortgages as of December 31, 2013, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position.
Balance Sheet Offsetting
We have financial instruments that are subject to master netting agreements or similar agreements. Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		Statement of Financial Position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2013
Derivative assets	$651.1	$(576.9)	$(70.6)	$3.6
December 31, 2012
Derivative assets	$991.0	$(776.4)	$(210.1)	$4.5
Reverse repurchase agreements	90.0	-	(90.0)	-
Total	$1,081.0	(776.4)	(300.1)	$4.5

(1)
The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		Statement of Financial Position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2013
Derivative liabilities	$1,017.3	$(576.9)	$(362.1)	$78.3
December 31, 2012
Derivative liabilities	$1,195.3	$(776.4)	$(279.1)	$139.8

(1)
The gross amount of recognized derivative liabilities are reported with other liabilities and contractholder funds on the consolidated statements of financial position. The above excludes $207.7 million and $305.4 million of derivative liabilities as of December 31, 2013 and December 31, 2012, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale and have no continuing involvement with the collateral pledged until the agreements mature and we repurchase the collateral. The counterparties have the right to sell or repledge the collateral we have pledged. Interest incurred on repurchase agreements is reported as part of interest expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2013 and December 31, 2012.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.
Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.
A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.
In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.
Foreign Exchange Contracts
Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.
Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.
Equity Contracts
Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.
We previously sold an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we wrote an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Credit Contracts
Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.
Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.
Other Contracts
Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We sell investment-type insurance contracts in which the return is tied to a leveraged inflation index. In addition, we previously sold an investment-type insurance contract in which the return was tied to an external equity index. We economically hedge the risk associated with these investment-type insurance contracts.
We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.
We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.
We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.
Exposure
Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of the firm’s OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We posted $393.1 million and $296.3 million in cash and securities under collateral arrangements as of December 31, 2013 and December 31, 2012, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. Beginning in the second quarter of 2013, these amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2013 and December 31, 2012, was $1,042.9 million and $1,204.0 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as requested by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $393.1 million and $296.3 million as of December 31, 2013 and December 31, 2012, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2013, we would be required to post an additional $75.9 million of collateral to our counterparties.

As of December 31, 2013 and December 31, 2012, we had received $21.0 million and $192.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013	December 31, 2012

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$20,570.8	$18,371.2
Interest rate options	4,100.0	500.0
Swaptions	325.0	325.0
Interest rate futures	92.5	82.0
Foreign exchange contracts:
Currency swaps	2,247.1	3,373.6
Equity contracts:
Equity options	2,010.4	1,811.8
Equity futures	273.3	373.6
Credit contracts:
Credit default swaps	1,153.2	1,378.3
Total return swaps	90.0	100.0
Futures	9.1	-
Other contracts:
Embedded derivative financial instruments	7,036.0	5,344.7
Total notional amounts at end of period	$37,907.4	$31,660.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$435.5	$683.9
Interest rate options	42.5	48.5
Swaptions	1.0	0.7
Foreign exchange contracts:
Currency swaps	187.5	246.8
Equity contracts:
Equity options	30.0	74.3
Credit contracts:
Credit default swaps	9.5	6.8
Total return swaps	0.1	-
Total gross credit exposure	706.1	1,061.0
Less: collateral received	104.5	232.6
Net credit exposure	$601.6	$828.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$0.1	$10.3	$285.4	$440.5
Foreign exchange contracts	121.6	190.0	51.2	127.2
Total derivatives designated as hedging
instruments	$121.7	$200.3	$336.6	$567.7

Derivatives not designated as hedging
instruments
Interest rate contracts	$452.2	$677.1	$489.6	$493.4
Foreign exchange contracts	37.6	32.5	10.6	10.1
Equity contracts	30.0	74.3	145.0	27.6
Credit contracts	9.6	6.8	35.5	96.5
Other contracts	-	-	207.7	305.4
Total derivatives not designated as hedging
instruments	529.4	790.7	888.4	933.0

Total derivative instruments	$651.1	$991.0	$1,225.0	$1,500.7
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statement of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $(9.5) million and $148.1 million as of December 31, 2013 and December 31, 2012, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $44.9 million as of December 31, 2013 and $15.0 million as of December 31, 2012. These purchased credit derivative transactions had a net asset (liability) fair value of $(0.5) million as of December 31, 2013 and $0.2 million as of December 31, 2012. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2013
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.3	$10.0	4.7
AA	84.0	1.8	84.0	4.0
A	294.5	4.2	294.5	4.0
BBB	265.0	(1.2)	265.0	3.9
Total single name credit default swaps	653.5	5.1	653.5	4.0

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(19.9)	110.4	3.2
Government/municipalities
AA	30.0	(3.5)	30.0	3.7
Structured finance
BBB	25.0	(0.9)	25.0	3.5
Total basket and index credit default swaps	165.4	(24.3)	165.4	3.4
Total credit default swap protection sold	$818.9	$(19.2)	$818.9	3.9

	December 31, 2012
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AA	$70.0	$(0.2)	$70.0	2.5
A	572.0	2.4	572.0	2.4
BBB	200.0	(1.6)	200.0	3.0
Structured finance
	11.1	(11.0)	11.1	8.5
Total single name credit default swaps	853.1	(10.4)	853.1	2.6

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(65.2)	110.4	4.2
Government/municipalities
AA	30.0	(7.3)	30.0	4.7
Structured finance
	25.0	(5.6)	25.0	4.5
Total basket and index credit default swaps	165.4	(78.1)	165.4	4.4
Total credit default swap protection sold	$1,018.5	$(88.5)	$1,018.5	2.9

(1)	Includes $88.0 million notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third-party investors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

	December 31, 2013
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$23.4	$23.4	3.0
Total corporate debt	23.4	23.4	3.0

Structured finance
A	18.1	16.7	4.8
BB	5.5	5.5	3.3
B	4.1	4.1	3.1
CCC	23.5	23.5	4.8
Total structured finance	51.2	49.8	4.5
Total fixed maturities with credit derivatives	$74.6	$73.2	4.0

	December 31, 2012
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$20.5	$20.5	4.0
	25.0	24.9	0.5
Total corporate debt	45.5	45.4	2.1

Structured finance
AA	4.6	4.6	17.0
BB	39.6	37.5	2.9
B	4.0	4.0	4.4
	17.7	17.7	6.4
Total structured finance	65.9	63.8	4.9
Total fixed maturities with credit derivatives	$111.4	$109.2	3.8
Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.
We have sold callable investment-type insurance contracts and used cancellable interest rate swaps to hedge the changes in fair value of the callable feature.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.
The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2013	2012	2011	relationships	2013	2012	2011
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$139.5	$38.6	$(108.5)	available-for-sale	$(133.3)	$(34.1)	$105.4
				Investment-type
Interest rate contracts	(0.7)	-	(2.2)	insurance contracts	0.2	-	2.4
Foreign exchange				Fixed maturities,
contracts	(0.2)	0.7	1.1	available-for-sale	0.4	0.4	(1.3)
Foreign exchange				Investment-type
contracts	(36.7)	9.3	(25.6)	insurance contracts	36.5	(12.6)	25.7
Total	$101.9	$48.6	$(135.2)	Total	$(96.2)	$(46.3)	$132.2

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2013	2012	2011
	(in millions)
Fixed maturities, available-for-sale (1)	$(120.7)	$(134.3)	$(158.9)
Investment-type insurance contracts (2)	33.2	37.1	44.0
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 6.5 years. At December 31, 2013, we had $61.7 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. During the years ended December 31, 2013 and December 31, 2012, we reclassified gains of $0.2 million and $0.0 million, respectively, from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.
The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2013	2012	2011	(effective portion)	2013	2012	2011
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(80.5)	$16.2	$107.1	income	$11.7	$8.9	$7.2
					Net realized capital
					losses	-	-	(0.2)
Interest rate	Investment-type				Benefits, claims and
contracts	insurance contracts	2.5	2.5	(1.0)	settlement expenses	-	-	(0.8)
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	(0.9)	(27.9)	29.9	losses	(16.7)	(6.4)	(20.4)
Foreign exchange	Investment-type				Benefits, claims and
contracts	insurance contract	5.0	7.6	12.8	settlement expenses	-	-	(1.7)
Total		$(73.9)	$(1.6)	$148.8	Total	$(5.0)	$2.5	$(15.9)
The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2013	2012	2011
	(in millions)
Fixed maturities, available-for-sale (1)	$7.7	$8.0	$9.3
Investment-type insurance contracts (2)	(11.0)	(13.4)	(13.1)
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.8 million, $0.5 million and $0.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.
We expect to reclassify net gains of $10.2 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Derivatives Not Designated as Hedging Instruments
Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. Gains and losses on certain derivatives used in relation to certain trading portfolios are reported in net investment income on the consolidated statements of operations.
The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,

Derivatives not designated as hedging instruments	2013	2012	2011
	(in millions)
Interest rate contracts	$(137.6)	$(7.7)	$133.7
Foreign exchange contracts	6.1	40.0	(22.9)
Equity contracts	(159.4)	(100.5)	55.3
Credit contracts	40.6	12.0	(10.9)
Other contracts	148.3	35.7	(190.4)
Total	$(102.0)	$(20.5)	$(35.2)
7. Closed Block
In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.
Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.
A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.
If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2013 and 2012, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $111.6 million and $131.0 million as of December 31, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2013	December 31, 2012
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,532.0	$4,664.5
Other policyholder funds	10.5	10.7
Policyholder dividends payable	270.5	280.6
Policyholder dividends obligation	111.6	131.0
Deferred income taxes	2.2	-
Other liabilities	24.7	31.3
Total Closed Block liabilities	4,951.5	5,118.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,470.9	2,735.1
Fixed maturities, trading	13.4	17.0
Equity securities, available-for-sale	3.6	5.5
Mortgage loans	828.6	719.4
Policy loans	644.2	665.5
Other investments	118.5	158.0
Total investments	4,079.2	4,300.5
Cash and cash equivalents	70.3	51.3
Accrued investment income	49.5	52.5
Premiums due and other receivables	11.7	13.2
Deferred tax asset	66.2	39.2
Other assets	2.2	-
Total assets designated to the Closed Block	4,279.1	4,456.7
Excess of Closed Block liabilities over assets designated to the Closed Block	672.4	661.4
Amounts included in accumulated other comprehensive income	12.9	62.4
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$685.3	$723.8
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums and other considerations	$379.9	$397.4	$428.8
Net investment income	207.7	222.8	238.2
Net realized capital gains (losses)	(12.3)	3.6	7.9
Total revenues	575.3	623.8	674.9

Expenses
Benefits, claims and settlement expenses	320.1	325.7	370.7
Dividends to policyholders	184.4	192.6	204.2
Operating expenses	4.7	4.9	2.9
Total expenses	509.2	523.2	577.8
Closed Block revenues, net of Closed Block expenses, before income taxes	66.1	100.6	97.1
Income taxes	21.1	32.6	31.2
Closed Block revenues, net of Closed Block expenses and income taxes	45.0	68.0	65.9
Funding adjustment charges	(6.5)	(4.8)	(5.30)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$38.5	$63.2	$60.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Beginning of year	$723.8	$787.0	$847.6
End of year	685.3	723.8	787.0
Change in maximum future earnings	$(38.5)	$(63.2)	$(60.6)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs
Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Balance at beginning of year	$2,394.7	$2,197.3	$2,281.3
Cost deferred during the year	393.0	393.6	316.9
Amortized to expense during the year (1)	(170.6)	(82.3)	(263.0)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	231.7	(113.9)	(137.9)
Balance at end of year	$2,848.8	$2,394.7	$2,197.3
(1) Includes adjustments for revisions to estimated gross profits.
9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2013	2012
	(in millions)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$10,582.7	$11,315.1
GICs	10,858.3	10,943.1
Funding agreements	7,642.9	9,077.1
Other investment-type insurance contracts	731.8	749.6
Total liabilities for investment-type insurance contracts	29,815.7	32,084.9
Universal life and other reserves	4,812.0	4,689.7
Total contractholder funds	$34,627.7	$36,774.6
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2013 and 2012, $370.9 million and $1,189.5 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2013 and 2012, $1,278.7 million and $1,251.1 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2013 and 2012, $637.6 million and $1,598.5 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2013 and 2012, $975.0 million and $1,875.6 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2013 and 2012, $2,630.5 million and $1,352.3 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Future Policy Benefits and Claims
Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2013	2012	2011
	(in millions)
Balance at beginning of year	$1,066.0	$1,006.9	$1,061.8
Incurred:
Current year	712.0	711.8	1,074.0
Prior years	1.0	9.7	(10.8)
Total incurred	713.0	721.5	1,063.2
Payments:
Current year	432.1	446.3	820.8
Prior years	202.2	216.1	297.3
Total payments	634.3	662.4	1,118.1
Balance at end of year:
Current year	279.9	265.5	253.2
Prior years	864.8	800.5	753.7
Total balance at end of year	$1,144.7	$1,066.0	$1,006.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$43.4	$46.6	$42.9
Reinsurance recoverables for unpaid claims	260.1	239.1	204.7
Incurred liability adjustments relating to prior years, which affected current operations during 2013, 2012 and 2011, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.
10. Debt
Short-Term Debt
As of December 31, 2013 and 2012, we had short-term credit facilities with various financial institutions in an aggregate amount of $1,045.0 million and $845.0 million, respectively. As of December 31, 2013 and 2012, we had $292.4 million and $286.7 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.8 million, $1.0 million and $1.0 million during 2013, 2012 and 2011, respectively. Our credit facilities include a $500.0 million 4-year facility that matures in March 2016, with PFG, PFSI, and us as co-borrowers and a $300.0 million 364-day facility for us only which was refinanced in April 2013. Also in April 2013, we added a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the borrowers. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2013 and 2012.
The weighted‑average interest rate on short-term borrowings as of both December 31, 2013 and 2012, was 0.2%.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2013	2012

	(in millions)
8.0% surplus notes payable, due 2044	$99.3	$99.3
Non-recourse mortgages and notes payable	53.1	29.6
Total long-term debt	$152.4	$128.9
The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.
On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2013, 2012 and 2011 was approved by the Commissioner, and charged to expense.
Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at Principal Life's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. On January 21, 2014, the Commissioner approved our election to redeem the surplus notes. On January 30, 2014, we provided surplus note holders with a notice of redemption and redeemed the $100.0 million surplus notes in whole on March 1, 2014, at a redemption price equal to 102.3% of par.
The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2013, ranged from $1.6 million to $20.1 million per development with interest rates being 5.5% or variable. Outstanding principal balances as of December 31, 2012, ranged from $0.3 million to $9.2 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $101.4 million and $54.2 million as of December 31, 2013 and 2012, respectively.
At December 31, 2013, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2014	$0.1
2015	5.3
2016	-
2017	-
2018	-
Thereafter	147.0
Total future maturities of the long-term debt	$152.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Current income taxes (benefits):
U.S. federal	$98.2	$(8.1)	$163.3
State	4.9	7.6	9.1
Foreign	17.9	19.5	16.5
Tax benefit of operating loss carryforward	(130.4)	(70.7)	-
Total current income taxes (benefits)	(9.4)	(51.7)	188.9
U.S. federal	181.4	206.1	43.5
State	1.4	(3.1)	(2.0)
Foreign	-	-	(5.4)
Deferred income taxes	182.6	203.2	36.1
Total income taxes	$173.2	$151.5	$225.0
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended December 31,
	2013	2012	2011
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(13)	(12)	(10)
Interest exclusion from taxable income	(2)	(3)	(3)
Impact of court ruling on some uncertain tax positions	-	-	7
Other	-	(2)	(1)
Effective income tax rate	20%	18%	28%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2013	2012
	(in millions)
Balance at beginning of period	$129.1	$119.5
Additions based on tax positions related to the current year	8.8	10.2
Additions for tax positions of prior year	-	4.3
Reductions for tax positions related to the current year	(3.3)	(4.2)
Reductions for tax positions of prior years	(28.6)	(0.7)
Balance at end of period (1)	$106.0	$129.1

(1)	Of this amount, $52.5 million, if recognized, would reduce the 2013 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.
As of December 31, 2013 and 2012, we had recognized $37.0 million and $44.1 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We reclassified certain components of deferred income taxes for the year ended December 31, 2012, to conform with December 31, 2013 presentation. The reclassification resulted in an increase in gross deferred income tax assets of $138.9 million and a corresponding increase in gross deferred tax liabilities of $138.9 million. The reclassification had no impact on the amount of valuation allowance established by us and, as a result, the net deferred tax liability remains unchanged. Significant components of our net deferred income taxes were as follows:

	December 31,
	2013	2012
	(in millions)
Deferred income tax assets:
Insurance liabilities	$281.6	$557.7
Investments, including derivatives	455.0	523.3
Net operating and capital loss carryforwards	241.9	364.0
Employee benefits	307.3	475.8
Other deferred income tax assets	21.5	18.2
Total deferred income tax assets	1,307.3	1,939.0
Deferred income tax liabilities:
Deferred acquisition costs	(761.5)	(602.5)
Investments, including derivatives	(375.6)	(562.6)
Net unrealized gains on available-for-sale securities	(578.4)	(1,083.0)
Real estate	(117.2)	(102.0)
Intangible assets	(27.3)	(32.8)
Total deferred income tax liabilities	(1,860.0)	(2,382.9)
Total net deferred income tax liabilities	$(552.7)	$(443.9)
Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2013	2012
	(in millions)
Deferred income tax liabilities:
U.S.	$(550.7)	$(443.4)
State	(2.0)	(0.5)
Total net deferred income tax liabilities	$(552.7)	$(443.9)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are net operating loss and tax credit carryforwards for tax purposes available to offset future taxable income. We have net operating loss and tax credit carryforwards for U.S. federal income tax purposes of $670.8 million and $988.1 million at December 31, 2013 and 2012, respectively, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return in 2012 and 2013. These U.S. federal net operating loss and tax credit carryforwards will expire between 2021 and 2034. All accumulated U.S. federal net operating loss and tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.
Domestic state net operating loss carryforwards were $10.0 million and $14.5 million as of December 31, 2013 and 2012, respectively, and will expire between 2015 and 2033. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Other Tax Information
The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We do not expect the litigation to be resolved within the next twelve months. We had $331.4 million and $333.5 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2013 and 2012, respectively.
The IRS completed its examinations of tax years 2004 through 2008. We filed claims for refund for tax years 2004 and 2005 during 2012 and will file claims for refund relating to disputed adjustments for tax years 2006 through 2008 in 2014. The IRS commenced audit of our U.S. federal income tax return for 2009 during the fourth quarter of 2011, for 2010 during the first quarter of 2012 and for 2011 during the first quarter of 2013. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.
We do not believe there is a reasonable possibility the total amount of unrecognized tax benefits will significantly increase or decrease in the next twelve months. The range disclosed in our 2012 financial statements was prior to the January 2013 expiration of the right to appeal the U.S. District Court for the Southern District of Iowa decision in the case of Pritired 1, LLC. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.
12. Employee and Agent Benefits
We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.
We have defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.
We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2013	2012	2013	2012
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(2,638)	$(2,158.4)	$(147.8)	$(165.1)
Service cost	(57.1)	(47.0)	(1.0)	(1.3)
Interest cost	(103.8)	(109.1)	(5.7)	(8.2)
Actuarial gain (loss)	279.2	(407.1)	7.9	21.2
Participant contribution	-	-	(6.8)	(6.6)
Benefits paid	79.5	76.4	13.6	13.0
Other	-	7.2	(0.8)	(0.8)
Benefit obligation at end of year	$(2,440.2)	$(2,638)	$(140.6)	$(147.8)

Change in plan assets
Fair value of plan assets at beginning of year	$1,682.1	$1,429.0	$519.7	$466.6
Actual return on plan assets	199.8	222.6	95.9	58.6
Employer contribution	123.2	106.9	4.2	0.9
Participant contributions	-	-	6.8	6.6
Benefits paid	(79.5)	(76.4)	(13.6)	(13.0)
Fair value of plan assets at end of year	$1,925.6	$1,682.1	$613.0	$519.7

Amount recognized in statement of financial position
Other assets	$-	$-	$473.0	$372.5
Other liabilities	(514.6)	(955.9)	(0.6)	(0.6)
Total	$(514.6)	$(955.9)	$472.4	$371.9

Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial (gain) loss	$391.1	$861.2	$(83.1)	$(7.1)
Prior service benefit	(11.8)	(20.4)	(56.2)	(82.1)
Pre-tax accumulated other comprehensive (income) loss	$379.3	$840.8	$(139.3)	$(89.2)
The accumulated benefit obligation for all defined benefit pension plans was $2,287.4 million and $2,469.1 million at December 31, 2013 and 2012, respectively.
Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $304.3 million and $300.8 million as of December 31, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Pension Plan Changes and Plan Gains/Losses
On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.
For the year ended December 31, 2013, the pension plans had a gain primarily due to an increase in the discount rate. For the year ended December 31, 2012, the pension plans had a loss primarily due to a decrease in the discount rate, partially offset by higher than expected asset returns.
Other Postretirement Plan Changes and Plan Gains/Losses
On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2013, 2012 and 2011, the Medicare subsidies we received and accrued for were $0.8 million, $0.8 million and $0.9 million, respectively.
An actuarial gain occurred during 2013 for the other postretirement benefit plans. This was due to an increase in the discount rate and trend assumption for post-65 retirees and a change in assumptions for retirees who voluntarily drop medical coverage at age 65 or older. An actuarial gain occurred during 2012 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions. This was partially offset by the decrease in the discount rate.
Impact from Exit of Group Medical Insurance Business
On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment gain associated with the pension and other postretirement benefits of the impacted employees, which was recognized in our consolidated financial statements as impacted employees were terminated. For the year ended December 31, 2011, the curtailment gain recognized was $1.4 million for the pension benefits and $5.1 million for the other postretirement benefits, respectively, from the accelerated recognition of the existing prior service benefits. One final recognition of the curtailment in 2012 resulted in a curtailment gain of $0.7 million for the pension plan and $3.5 million for the other postretirement benefits.
Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets
For 2013 and 2012, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2013	2012
	(in millions)
Projected benefit obligation	$2,440.2	$2,638.0
Accumulated benefit obligation	2,287.4	2,469.1
Fair value of plan assets	1,925.6	1,682.1

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2013	2012
	(in millions)
Accumulated postretirement benefit obligation	$1.5	$1.7
Fair value of plan assets	0.9	1.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Components of Net Periodic Benefit Cost
	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$57.1	$47.0	$44.0	$1.0	$1.3	$1.2
Interest cost	103.8	109.1	108.5	5.7	8.2	8.9
Expected return on plan assets	(127.4)	(114.6)	(114.4)	(28.8)	(33.5)	(34.1)
Amortization of prior service benefit	(8.7)	(9.4)	(9.7)	(25.9)	(28.6)	(29.3)
Recognized net actuarial loss	118.5	90.9	65.8	1.0	0.9	0.4
Amounts recognized due to special events	-	(0.7)	(1.4)	-	(3.5)	(5.1)
Net periodic benefit cost (income)	$143.3	$122.3	$92.8	$(47.0)	$(55.2)	$(58.0)
The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2013	2012	2013	2012
	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial (gain) loss	$(351.7)	$292.1	$(75.0)	$(46.4)
Amortization of net loss	(118.5)	(90.9)	(1.0)	(0.9)
Amortization of prior service benefit	8.7	10.1	25.9	32.1
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(461.5)	$211.3	$(50.1)	$(15.2)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(318.2)	$333.6	$(97.1)	$(70.4)
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.
The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2014 fiscal year are $50.6 million and $(4.8) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2014 fiscal year are $(3.4) million and $(20.3) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2013	2012	2013	2012
Discount rate	4.90%	4.00%	4.90%	4.00%
Rate of compensation increase	4.80%	4.80%	4.83%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2013	2012	2011	2013	2012	2011

Discount rate	4.00%	5.15%	5.65%	4.00%	5.15%	5.65%
Expected long-term return on plan assets	7.50%	8.00%	8.00%	5.62%	7.30%	7.30%
Rate of compensation increase	4.80%	5.00%	5.00%	4.83%	5.00%	5.00%
For the pension benefits, the discount rate is determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.
For other postretirement benefits, the 5.62% expected long-term return on plan assets for 2013 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 7.75% and 5.85%, respectively.
Assumed Health Care Cost Trend Rates

	December 31,
	2013	2012
Health care cost trend rate assumed for next year under age 65	8.0%	8.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2020	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2019	2017
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.3	$(0.3)
Effect on accumulated postretirement benefit obligation	(6.1)	5.3
Pension Plan and Other Postretirement Benefit Plan Assets
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a Principal Life general account investment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account.
Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the Principal Life general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.
Pension Plan Assets
The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$414.0	$-	$414.0	$-
U.S. small/mid cap equity portfolios (2)	102.9	-	102.9	-
Balanced asset portfolios (3)	96.9	-	96.9	-
International equity portfolios (4)	171.0	-	171.0	-
Fixed income security portfolios (5)	1,048.5	-	1,048.5	-
Real estate investment portfolios:
Direct real estate investments (6)	92.3	-	92.3	-
Total	$1,925.6	$-	$1,925.6	$-

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$601.8	$-	$601.8	$-
U.S. small/mid cap equity portfolios (2)	156.2	-	156.2	-
Balanced asset portfolios (3)	82.4		82.4
International equity portfolios (4)	273.9	-	273.9	-
Fixed income security portfolios (5)	486.6	-	486.6	-
Real estate investment portfolios:
Direct real estate investments (6)	81.2	-	81.2	-
Total	$1,682.1	$-	$1,682.1	$-

(1)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(2)	The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)
The portfolios are a combination of underlying fixed income and equity investment options. These investment options may include balanced, asset allocation, target-date and target-risk investment options. Although typically lower risk than investment options that invest solely in equities, all investment options in this category have the potential to lose value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

(1)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(2)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(3)	The portfolio invests primarily in U.S. commercial real estate properties.
The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) for 2011 was as follows. We had no Level 3 assets in 2012 and 2013.

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to					asset
	balance	assets still	Relating to	Net			balance
	as of	held at the	assets sold	purchases,	Transfers	Transfers	as of
	December 31,	reporting	during the	sales and	into	out of	December 31,
(in millions)
Asset category
Direct real estate investments	$84.7	$1.6	$-	$1.0	$-	$(87.3)	$-
We have established an investment policy that provides the investment objectives and guidelines for the pension plan. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•	Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.
In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.
According to our investment policy, the target asset allocation for the qualified plan is:

Asset Category	Target allocation
U.S. equity portfolios	0% - 45%
International equity portfolios	0% - 15%
Fixed income security portfolios	30% - 100%
Real estate investment portfolios	0% - 10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Other Postretirement Benefit Plan Assets
The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$4.7	$4.7	$-	$-
Fixed income security portfolios:
Fixed income investment funds (1)	157.9	157.9	-	-
Principal Life general account investment (2)	38.8	-	-	38.8
U.S. equity portfolios (3)	351.6	288.0	63.6	-
International equity portfolios (4)	60.0	45.9	14.1	-
Total	$613.0	$496.5	$77.7	$38.8

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.9	$1.9	$-	$-
Fixed income security portfolios:
Fixed income investment funds (1)	163.5	163.5	-	-
Principal Life general account investment (2)	42.1	-	-	42.1
U.S. equity portfolios (3)	260.8	213.5	47.3	-
International equity portfolios (4)	51.4	39.3	12.1	-
Total	$519.7	$418.2	$59.4	$42.1

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(5)
As of December 31, 2013 and 2012, respectively, $77.7 million and $59.4 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013
(in millions)
Asset category
Principal Life general account
investment	$42.1	$1.1	$-	$(4.4)	$-	$-	$38.8

For the year ended December 31, 2012
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2011	date	period	settlements	Level 3	Level 3	2012
(in millions)
Asset category
Principal Life general account
investment	$42.5	$3.1	$-	$(3.5)	$-	$-	$42.1

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2010	date	period	settlements	Level 3	Level 3	2011
(in millions)
Asset category
Principal Life general account
investment	$44.5	$3.0	$-	$(5.0)	$-	$-	$42.5
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation
U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%
The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.
Contributions
Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2014 in the range of $125-$175 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2014 pending future analysis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

		Other postretirement
		benefits (gross benefit
		payments, including	Amount of Medicare
	Pension benefits	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2014	$98.7	$18.1	$1.0
2015	102.9	18.6	1.0
2016	108.2	19.0	1.0
2017	114.4	19.3	1.1
2018	120.6	19.4	1.1
2019-2023	708.4	99.1	5.1

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2013.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31,
	2013			2012
	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total
	(in millions)
Amount recognized in statement of financial position
Other assets	$-	$-	$-	$-	$-	$-
Other liabilities	(138.6)	(376.0)	(514.6)	(557.7)	(398.2)	(955.9)
Total	$(138.6)	$(376.0)	$(514.6)	$(557.7)	$(398.2)	$(955.9)

Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$298.3	$92.8	$391.1	$725.0	$136.2	$861.2
Prior service benefit	(6.5)	(5.3)	(11.8)	(12.5)	(7.9)	(20.4)
Pre-tax accumulated other comprehensive loss	$291.8	$87.5	$379.3	$712.5	$128.3	$840.8

Components of net periodic benefit cost
Service cost	$50.4	$6.7	$57.1	$42.3	$4.7	$47.0
Interest cost	88.2	15.6	103.8	92.8	16.3	109.1
Expected return on plan assets	(127.4)	-	(127.4)	(114.6)	-	(114.6)
Amortization of prior service benefit	(6.1)	(2.6)	(8.7)	(6.3)	(3.1)	(9.4)
Recognized net actuarial loss	104.4	14.1	118.5	84.8	6.1	90.9
Amounts recognized due to special events	-	-	-	(0.4)	(0.3)	(0.7)
Net periodic benefit cost	$109.5	$33.8	$143.3	$98.6	$23.7	$122.3

Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial (gain) loss	$(322.4)	$(29.3)	$(351.7)	$223.5	$68.6	$292.1
Amortization of net loss	(104.4)	(14.1)	(118.5)	(84.8)	(6.1)	(90.9)
Amortization of prior service benefit	6.1	2.6	8.7	6.7	3.4	10.1
Total recognized in pre-tax accumulated other
comprehensive (income) loss	$(420.7)	$(40.8)	$(461.5)	$145.4	$65.9	$211.3
Total recognized in net periodic benefit cost and
pre-tax accumulated other comprehensive (income) loss	$(311.2)	$(7.0)	$(318.2)	$244.0	$89.6	$333.6
In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $17,500 of their compensation to the plans in 2013. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $39.8 million, $37.3 million and $36.3 million in 2013, 2012 and 2011, respectively, to our qualified defined contribution plans.
We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2013, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $5.0 million, $4.6 million and $3.5 million in 2013, 2012 and 2011, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
13. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies
We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.
We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.
In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor, the Federal Reserve Board and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.
On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On June 13, 2011, the court entered a consent judgment resolving the claims of the plaintiff. On July 12, 2011, plaintiff filed a notice of appeal related to the issue of the denial of class certification. On February 13, 2013, the Eighth Circuit Court of Appeals dismissed the appeal. Plaintiff filed a petition for a writ of certiorari with the U.S. Supreme Court, which was denied on October 7, 2013.
On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants are aggressively defending the lawsuit.
On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us; PFG; Principal Global Investors, LLC; Principal Management Corporation; and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. Plaintiffs’ request for permission to appeal the denial of class certification was denied by the U.S. Eighth Circuit Court of Appeals on December 31, 2013. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.
In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several law suits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. The estate is attempting to recover from us an amount, including interest, of approximately $500.0 million. We are one of numerous defendants to this action, which has been stayed by the bankruptcy court. We believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them once the stay is lifted and we are allowed to do so.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2013, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.
We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2013.
Guarantees and Indemnifications
In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2013, was approximately $166.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2013 and 2012, the liability balance for guaranty fund assessments, which is not discounted, was $22.5 million and $31.0 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2013 and 2012, $11.5 million and $16.5 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2013, 2012 and 2011, respectively, was $26.4 million, $33.2 million and $43.6 million.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2014	$34.9
2015	31.0
2016	25.6
2017	20.2
2018	10.8
2019 and thereafter	51.1
Total operating lease obligations	173.6
Less: Future sublease rental income on noncancelable leases	7.5
Total future minimum lease payments	$166.1
Capital Leases
We lease hardware storage equipment under capital leases. As of December 31, 2013 and 2012, these leases had a gross asset balance of $42.3 million and $35.5 million and accumulated depreciation of $16.1 million and $11.5 million, respectively. Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $9.3 million, $7.0 million and $3.8 million, respectively.
The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2014	$7.2
2015	6.1
2016	4.4
2017	1.6
2018	0.1
Total	19.4
Less: Amounts representing interest	0.6
Net present value of minimum lease payments	$18.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	-

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,475.4	$(513.3)	$962.1
Reclassification adjustment for losses included in net income (1)	111.6	(39.1)	72.5
Adjustments for assumed changes in amortization patterns	(169.0)	59.1	(109.9)
Adjustments for assumed changes in policyholder liabilities	(645.5)	226.1	(419.4)
Net unrealized gains on available-for-sale securities	772.5	(267.2)	505.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(17.3)	6.1	(11.2)
Adjustments for assumed changes in amortization patterns	4.0	(1.6)	2.4
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	(10.1)	3.4	(6.7)

Net unrealized losses on derivative instruments during the period	(25.9)	9.2	(16.7)
Reclassification adjustment for gains included in net income (3)	(2.5)	0.9	(1.6)
Adjustments for assumed changes in amortization patterns	25.9	(9.1)	16.8
Adjustments for assumed changes in policyholder liabilities	(70.0)	24.5	(45.5)
Net unrealized losses on derivative instruments	(72.5)	25.5	(47.0)

Foreign currency translation adjustment	(14.8)	5.7	(9.1)

Unrecognized postretirement benefit obligation during the period	(245.7)	86.0	(159.7)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	49.6	(17.3)	32.3
Net unrecognized postretirement benefit obligation	(196.1)	68.7	(127.4)

Other comprehensive income	$479.0	$(163.9)	$315.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$612.9	$(213.1)	$399.8
Reclassification adjustment for losses included in net income (1)	104.4	(41.5)	62.9
Adjustments for assumed changes in amortization patterns	(114.9)	40.2	(74.7)
Adjustments for assumed changes in policyholder liabilities	(278.0)	97.3	(180.7)
Net unrealized gains on available-for-sale securities	324.4	(117.1)	207.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	52.3	(18.4)	33.9
Adjustments for assumed changes in amortization patterns	(1.4)	0.5	(0.9)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	50.9	(17.9)	33.0

Net unrealized gains on derivative instruments during the period	39.6	(13.9)	25.7
Reclassification adjustment for losses included in net income (3)	15.4	(5.4)	10.0
Adjustments for assumed changes in amortization patterns	(23.9)	8.4	(15.5)
Net unrealized gains on derivative instruments	31.1	(10.9)	20.2

Foreign currency translation adjustment	20.2	(7.2)	13.0

Unrecognized postretirement benefit obligation during the period	(286.7)	100.3	(186.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	20.7	(7.2)	13.5
Net unrecognized postretirement benefit obligation	(266.0)	93.1	(172.9)

Other comprehensive income	$160.6	$(60.0)	$100.6

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments - Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit); recognized net actuarial (gain) loss and amounts recognized due to special events, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits - Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances at January 1, 2011	$561.4	$(198.2)	$53.9	$(0.9)	$(188.2)	$228.0
Other comprehensive loss
during the period, net of
adjustments	144.4	-	10.2	13.0	(186.4)	(18.8)
Amounts reclassified to AOCI	62.9	33.0	10.0	-	13.5	119.4
Other comprehensive income	207.3	33.0	20.2	13.0	(172.9)	100.6
Balances at December 31, 2011	768.7	(165.2)	74.1	12.1	(361.1)	328.6
Other comprehensive income
during the period, net of
adjustments	432.8	(6.7)	(45.4)	(10.2)	(159.7)	210.8
Amounts reclassified to AOCI	72.5	-	(1.6)	-	32.3	103.2
Other comprehensive income	505.3	(6.7)	(47.0)	(10.2)	(127.4)	314.0
Balances at December 31, 2012	1,274.0	(171.9)	27.1	1.9	(488.5)	642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	-	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified to AOCI	38.8	5.1	3.2	-	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	$796.3	$(166.8)	$20.6	$1.5	$(155.9)	$495.7
Noncontrolling Interest
Interest held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.
The noncontrolling interest holders in certain of our subsidiaries maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2011	$-
Net income attributable to redeemable noncontrolling interest	0.2
Redeemable noncontrolling interest assumed related to acquisition	22.0
Balance at December 31, 2011	$22.2
Net income attributable to redeemable noncontrolling interest	1.0
Distributions to redeemable noncontrolling interest	(1.1)
Foreign currency translation adjustment	1.1
Balance at December 31, 2012	$23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	$208.7

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2013 statutory results, we could pay approximately $687.2 million in stockholder dividends in 2014 without exceeding the statutory limitation.
15. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

•
Level 3 - Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and an equity method real estate investment for which the fair value option was elected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2013.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2013, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.
U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.
States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.
Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair value of derivative instruments cleared through centralized clearinghouses is determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Other Investments
Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.
Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected, which are reflected in Level 3. Fair value of the commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.
Investment-Type Insurance Contracts
Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.
The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.
Other Liabilities
Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2013
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$769.7	$398.6	$371.1	$-
Non-U.S. governments	523.6	-	511.9	11.7
States and political subdivisions	3,632.4	-	3,630.6	1.8
Corporate	29,217.2	40.3	29,062.1	114.8
Residential mortgage-backed securities	2,823.6	-	2,823.6	-
Commercial mortgage-backed securities	4,026.4	-	4,024.8	1.6
Collateralized debt obligations	363.4	-	325.6	37.8
Other debt obligations	4,167.8	-	4,083.7	84.1
Total fixed maturities, available-for-sale	45,524.1	438.9	44,833.4	251.8
Fixed maturities, trading	358.5	-	188.6	169.9
Equity securities, available-for-sale	102.6	34.6	51.1	16.9
Equity securities, trading	169.7	8.7	161.0	-
Derivative assets (1)	651.1	-	576.9	74.2
Other investments (2)	279.3	-	136.4	142.9
Cash equivalents (3)	1,160.5	-	1,160.5	-
Sub-total excluding separate account assets	48,245.8	482.2	47,107.9	655.7

Separate account assets	83,790.3	65,599.5	13,092.9	5,097.9
Total assets	$132,036.1	$66,081.7	$60,200.8	$5,753.6

Liabilities
Investment-type insurance contracts (4)	$9.5	$-	$-	$9.5
Derivative liabilities (1)	(1,017.3)	-	(977.7)	(39.6)
Other liabilities (4)	(322.1)	-	(248.2)	(73.9)
Total liabilities	$(1,329.9)	$-	$(1,225.9)	$(104.0)

Net assets (liabilities)	$130,706.2	$66,081.7	$58,974.9	$5,649.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$882.2	$146.2	$736.0	$-
Non-U.S. governments	663.4	-	650.5	12.9
States and political subdivisions	3,178.8	-	3,176.9	1.9
Corporate	31,416.4	85.9	31,212.7	117.8
Residential mortgage-backed securities	3,199.7	-	3,199.7	-
Commercial mortgage-backed securities	3,897.4	-	3,897.4	-
Collateralized debt obligations	379.2	-	301.6	77.6
Other debt obligations	3,779.2	-	3,764.5	14.7
Total fixed maturities, available-for-sale	47,396.3	232.1	46,939.3	224.9
Fixed maturities, trading	398.4	-	231.6	166.8
Equity securities, available-for-sale	131.3	52.9	63.1	15.3
Equity securities, trading	131.9	6.5	125.4	-
Derivative assets (1)	991.0	-	917.7	73.3
Other investments (2)	227.1	29.4	83.8	113.9
Cash equivalents (3)	1,394.9	304.9	1,090.0	-
Sub-total excluding separate account assets	50,670.9	625.8	49,450.9	594.2

Separate account assets	69,217.8	52,629.3	12,137.8	4,450.7
Total assets	$119,888.7	$53,255.1	$61,588.7	$5,044.9

Liabilities
Investment-type insurance contracts (4)	$(148.1)	$-	$-	$(148.1)
Derivative liabilities (1)	(1,200.2)	-	(1,098.5)	(101.7)
Other liabilities (4)	(237.4)	-	(197.8)	(39.6)
Total liabilities	$(1,585.7)	$-	$(1,296.3)	$(289.4)

Net assets (liabilities)	$118,303.0	$53,255.1	$60,292.4	$4,755.5
(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes seed money investments, commercial mortgage loans of consolidated VIEs reported at fair value and equity method investments reported at fair value.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.
Changes in Level 3 Fair Value Measurements
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$-	$-	$(1.2)	$-	$-	$11.7	$-
States and political
subdivisions	1.9	-	-	(0.1)	-	-	1.8	-
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	-	-	(0.1)	(0.7)	2.4	-	1.6	-
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	-
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	-	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	-	0.1	-	-	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	-	-	-	16.9	(0.2)
Derivative assets	73.3	(20.7)	-	21.6	-	-	74.2	(19.8)
Other investments	113.9	11.2	-	17.8	-	-	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	-	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investments-type
insurance
contracts	(148.1)	143.4	-	14.2	-	-	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	-	-	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	-	-	-	-	(73.9)	(34.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2011	(1)	income	(4)	Level 3	Level 3	2012	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$-	$-	$(0.5)	$(1.1)	$14.5	$-	$12.9	$-
States and political
subdivisions	-	-	0.2	(0.1)	1.8	-	1.9	-
Corporate	239.2	(8.8)	22.7	(77.6)	79.7	(137.4)	117.8	(2.2)
Collateralized
debt obligations	102.5	(3.3)	5.1	4.5	-	(31.2)	77.6	-
Other debt
obligations	27.3	(2.2)	0.5	(26.2)	15.3	-	14.7	(2.2)
Total fixed
maturities,
available-for-sale	369.0	(14.3)	28.0	(100.5)	111.3	(168.6)	224.9	(4.4)
Fixed maturities,
trading	220.8	3.2	-	(66.7)	9.5	-	166.8	(4.4)
Equity securities,
available-for-sale	18.0	(0.3)	(2.4)	-	-	-	15.3	-
Derivative assets	59.0	10.8	-	3.5	-	-	73.3	12.0
Other investments	97.5	2.1	-	14.3	-	-	113.9	2.2
Separate account
assets (2)	4,049.0	423.2	-	(21.2)	1.6	(1.9)	4,450.7	414.6

Liabilities
Investments-type
insurance
contracts	(171.8)	37.4	-	(13.7)	-	-	(148.1)	34.5
Derivative liabilities	(177.1)	36.0	1.3	38.1	-	-	(101.7)	34.4
Other liabilities (3)	(24.2)	(23.5)	-	8.1	-	-	(39.6)	(20.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2010	(1)	income	(4)	Level 3	Level 3	2011	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Corporate	$513.9	$(4.4)	$(17.7)	$(55.0)	$86.4	$(284.0)	$239.2	$0.3
Commercial
mortgage-backed
securities	16.2	(3.7)	5.1	(10.5)	-	(7.1)	-	-
Collateralized
debt obligations	109.3	(19.6)	13.8	0.3	-	(1.3)	102.5	(9.3)
Other debt
obligations	88.8	0.1	(1.1)	(30.5)	9.0	(39.0)	27.3	-
Total fixed
maturities,
available-for-sale	728.2	(27.6)	0.1	(95.7)	95.4	(331.4)	369.0	(9.0)
Fixed maturities,
trading	269.1	(16.6)	-	(27.2)	20.5	(25.0)	220.8	(15.8)
Equity securities,
available-for-sale	43.2	(6.1)	12.0	(28.0)	13.0	(16.1)	18.0	(4.5)
Derivative assets	33.3	37.8	(0.1)	(12.0)	-	-	59.0	34.8
Other investments	128.3	(2.5)	-	(28.3)	-	-	97.5	(2.6)
Separate account
assets (2)	3,638.1	407.3	-	72.4	13.5	(82.3)	4,049.0	401.7

Liabilities
Investments-type
insurance
contracts	7.4	(190.4)	-	11.2	-	-	(171.8)	(190.9)
Derivative liabilities	(181.5)	(14.2)	0.2	18.4	-	-	(177.1)	(8.4)
Other liabilities (3)	(156.8)	(1.2)	13.4	(15.9)	-	136.3	(24.2)	(1.1)
(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operation.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.
(4) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$-	$-	$-	$(1.2)	$(1.2)
State and political subdivisions	-	-	-	(0.1)	(0.1)
Corporate	18.0	(17.0)	-	(16.2)	(15.2)
Commercial mortgage-backed securities	-	-	-	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	-	(25.6)	(56.0)
Other debt obligations	37.8	-	-	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	-	(46.7)	(38.3)
Fixed maturities, trading	-	-	-	0.1	0.1
Derivative assets	22.1	(0.5)	-	-	21.6
Other investments	30.2	-	-	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment-type insurance contracts	-	-	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	-	-	7.8

	For the year ended December 31, 2012
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$-	$-	$-	$(1.1)	$(1.1)
State and political subdivisions	-	-	-	(0.1)	(0.1)
Corporate	0.3	(65.2)	-	(12.7)	(77.6)
Collateralized debt obligations	5.1	(1.1)	-	0.5	4.5
Other debt obligations	-	-	-	(26.2)	(26.2)
Total fixed maturities, available-for-sale	5.4	(66.3)	-	(39.6)	(100.5)
Fixed maturities, trading	-	(24.6)	-	(42.1)	(66.7)
Derivative assets	3.7	(0.2)	-	-	3.5
Other investments	34.0	-	-	(19.7)	14.3
Separate account assets (5)	134.8	(120.8)	(208.4)	173.2	(21.2)

Liabilities
Investment-type insurance contracts	-	-	(16.6)	2.9	(13.7)
Derivative liabilities	(3.9)	42.0	-	-	38.1
Other liabilities	-	8.1	-	-	8.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$7.3	$(24.0)	$-	$(38.3)	$(55.0)
Commercial mortgage-backed securities	-	(10.5)	-	-	(10.5)
Collateralized debt obligations	1.3	(0.4)	-	(0.6)	0.3
Other debt obligations	-	-	-	(30.5)	(30.5)
Total fixed maturities, available-for-sale	8.6	(34.9)	-	(69.4)	(95.7)
Fixed maturities, trading	10.0	(8.7)	-	(28.5)	(27.2)
Equity securities, available-for-sale	0.3	(28.3)	-	-	(28.0)
Derivative assets	4.8	(16.8)	-	-	(12.0)
Other investments	-	-	-	(28.3)	(28.3)
Separate account assets (5)	182.2	(47.8)	-	(62.0)	72.4

Liabilities
Investment-type insurance contracts	-	-	9.2	2.0	11.2
Derivative liabilities	(10.0)	28.4	-	-	18.4
Other liabilities	(2.1)	-	-	(13.8)	(15.9)

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.
Transfers
Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels areT summarized below.

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$-	$-	$-	$105.3	$-	$83.9
Commercial mortgage-backed
securities	-	-	-	2.4	-	-
Collateralized debt obligations	-	-	-	31.7	-	24.8
Other debt obligations	-	-	-	32.0	-	-
Total fixed maturities,
available-for-sale	-	-	-	171.4	-	108.7
Separate account assets	253.9	0.1	15.5	12.6	-	6.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$-	$-	$-	$14.5	$-	$-
States and political subdivisions	-	-	-	1.8	-	-
Corporate	-	-	-	79.7	-	137.4
Collateralized debt obligations	-	-	-	-	-	31.2
Other debt obligations	-	-	-	15.3	-	-
Total fixed maturities,
available-for-sale	-	-	-	111.3	-	168.6
Fixed maturities, trading	-	-	-	9.5	-	-
Separate account assets	3,255.7	0.3	205.5	1.3	-	1.9
Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2011, $2,796.1 million of separate account assets transferred out of Level 2 into Level 1. During 2011, $3,595.9 million, of separate account assets transferred out of Level 1 into Level 2.
Assets transferred into Level 3 during 2013, 2012 and 2011, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2013, 2012 and 2011, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$11.7	Discounted cash flow	Discount rate (1)	2.0%	2.0%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	70.1	Discounted cash flow	Discount rate (1)	1.9%-7.7%	4.4%
			Earnings before interest, taxes, depreciation and amortization multiple	0x-4.5x	0.2x
			Comparability adjustment	0bps-125bps	43bps
			Probability of default	0%-100%	5.4%
			Potential loss severity	0%-16%	0.9%
			Illiquidity premium	0-25 bps	15bps
Commercial mortgage-backed securities	1.6	Discounted cash flow	Discount rate (1)	1.5%-4.5%	0.0%
Collateralized debt obligations	13.6	Discounted cash flow	Discount rate (1)	1.5%	1.5%
			Illiquidity premium	400bps	400bps
Other debt obligations	33.6	Discounted cash flow	Discount rate (1)	2.0%-15.0%	6.7%
			Illiquidity premium	0bps-50bps	11bps
Fixed maturities, trading	36.3	Discounted cash flow	Discount rate (1)	1.6%-83.0%	3.4%
			Illiquidity premium	0bps- 1,400bps	370bps
	110.4	See note (2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	68.1	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.8%	4.8%
			Illiquidity premium	94bps	94bps
	74.8	Discounted cash flow - equity method real estate investment	Discount rate (1)	7.8%-8.1%	7.9%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.5%-3.6%	3.6%
		Discounted cash flow - equity method real estate debt	Loan to value	40.5%-61.0%	50.7%
			Credit spread rate	1.5%-2.0%	1.8%
Separate account assets	5,090.4	Discounted cash flow - mortgage loans	Discount rate (1)	0.6%-5.6%	3.3%
			Illiquidity premium	0bps-60bps	12bps
			Credit spread rate	32bps-440bps	214bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-16.0%	7.6%
			Terminal capitalization rate	4.5%-9.0%	6.6%
			Average market rent growth rate	2.4%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	11.0%55.9%	50.3%
			Credit spread rate	1.5%-5.2%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

As of December 31, 2013
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment-type insurance contracts	9.5	Discounted cash flow	Long duration interest rate	3.8%-3.9% (3)	See note (3)
			Long-term equity market volatility	18.4%-40.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (4)	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)	See note (5)
Derivative liabilities	(19.9)	See note (2)
Other liabilities	(73.9)	See note (2)

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$12.9	Discounted cash flow	Discount rate (1)	1.6%	1.6%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	62.1	Discounted cash flow	Discount rate (1)	1.7%-12.0%	6.9%
			Illiquidity premium	0bps-100bps	42bps
			Earnings before interest, taxes, depreciation and amortization multiple	0x-3.5x	0.2x
			Probability of default	0%-100%	6.9%
			Potential loss severity	0%-30%	2.1%
Collateralized debt obligations	38.2	Discounted cash flow	Discount rate (1)	1.0%-19.8%	13.3%
			Illiquidity premium	400bps- 1,000bps	791bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other debt obligations	14.7	Discounted cash flow	Discount rate (1)	6.5%-20.0%	11.8%
			Illiquidity premium	0bps-50bps	30bps
Fixed maturities, trading	35.9	Discounted cash flow	Discount rate (1)	1.2%-60.5%	4.1%
			Illiquidity premium	0bps- 1,400bps	390bps
	110.4	See note (2)
Other investments	80.3	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	3.5%	3.5%
			Illiquidity premium	287bps	287bps
	33.6	Discounted cash flow - equity method real estate investment	Discount rate (1)	9.3%	9.3%
			Terminal capitalization rate	5.5%	5.5%
			Average market rent growth rate	3.6%	3.6%
		Discounted cash flow - equity method real estate debt	Loan to value	49.4%	49.4%
			Credit spread rate	3.3%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	4,449.0	Discounted cash flow - mortgage loans	Discount rate (1)	0.8%-10.4%	3.3%
			Illiquidity premium	0bps-50bps	20bps
			Credit spread rate	44bps-975bps	286bps
		Discounted cash flow - real estate	Discount rate (1)	6.5%-16.0%	8.3%
			Terminal capitalization rate	4.8%-9.0%	7.2%
			Average market rent growth rate	2.3%-5.5%	3.3%
		Discounted cash flow - real estate debt	Loan to value	17.0%-86.0%	54.8%
			Credit spread rate	1.6%-5.3%	3.5%

Liabilities
Investment-type insurance contracts	(148.1)	Discounted cash flow	Long duration interest rate	2.6%-2.8% (3)	See note (3)
			Long-term equity market volatility	18.8%-38.3%
			Non-performance risk	0.3%-1.6%
			Utilization rate	See note (4)	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)	See note (5)
Derivative liabilities	(65.1)	See note (2)
Other liabilities	(39.6)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Relates to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturity, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The other liabilities represent obligations to third party note holders due at maturity or termination of the trust. The value of the obligations reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between observable 20 and 30-year swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment-type insurance contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment-type insurance contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during the year ended December 31, 2013, were:
Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%
During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.
During 2012, certain mortgage loans had been marked to fair value of $171.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $13.1 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2012 were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 6.3% - 10.5%
Average market rent growth = 3.0% - 8.0%
During 2012, certain mortgage servicing rights had been marked to fair value of $7.0 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $0.4 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 3.1% for the year ended December 31, 2012.
During 2012, certain real estate had been written down to fair value of $5.0 million. This write down resulted in a loss of $0.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs that are not developed internally.
During 2011, certain mortgage loans had been marked to fair value of $201.7 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a loss of $31.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.
During 2011, certain mortgage servicing rights had been written down to fair value of $4.4 million. The net impact of impairments and improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net loss of $1.1 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.
During 2011, certain real estate had been written down to fair value of $3.9 million. This write down resulted in a loss of $0.6 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.
Fair Value Option
As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, we elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.
The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $68.1 million and $64.0 million as of December 31, 2013, and $80.3 million and $76.4 million as of December 31, 2012, respectively. The change in fair value of the loans resulted in a $0.2 million, $2.6 million and ($2.6) million pre-tax gain (loss) for the years ended December 31, 2013, 2012 and 2011, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $5.7 million, $6.9 million and $8.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $104.9 million and $174.4 million as of December 31, 2013, and $85.0 million and $186.8 million as of December 31, 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, the change in fair value of the obligations resulted in a pre-tax gain (loss) of $(32.8) million, $(37.7) million and $1.2 million, which includes a pre-tax loss of $34.3 million, $37.4 million and $1.1 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $3.6 million, $5.3 million and $6.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments are to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $74.8 million and $33.6 million as of December 31, 2013 and 2012. The change in fair value of the investments resulted in an $11.0 million and $(0.4) million pre-tax gain (loss) for years ended December 31, 2013 and 2012.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2013
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$10,819.2	$11,048.6	$-	$-	$11,048.6
Policy loans	830.1	933.1	-	-	933.1
Other investments	114.2	114.9	-	81.1	33.8
Cash and cash equivalents	911.1	911.1	911.1	-	-
Investment-type insurance contracts	(29,825.2)	(30,008.7)	-	(5,902.2)	(24,106.5)
Short-term debt	(292.4)	(292.4)	-	(292.4)	-
Long-term debt	(152.4)	(156.4)	-	(103.3)	(53.1)
Separate account liabilities	(73,492.5)	(72,780.1)	-	-	(72,780.1)
Bank deposits	(1,949.0)	(1,951.1)	(1,252.2)	(698.9)	-
Cash collateral payable	(21.0)	(21.0)	(21.0)	-	-

	December 31, 2012
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$10,825.4	$11,459.2	$-	$-	$11,459.2
Policy loans	834.0	1,025.0	-	-	1,025.0
Other investments	224.9	225.3	-	140.1	85.2
Cash and cash equivalents	964.2	964.2	924.2	40.0	-
Investment-type insurance contracts	(31,936.8)	(32,515.2)	-	(7,367.3)	(25,147.9)
Short-term debt	(286.7)	(286.7)	-	(286.7)	-
Long-term debt	(128.9)	(139.0)	-	(109.3)	(29.7)
Separate account liabilities	(60,858.9)	(60,175.4)	-	-	(60,175.4)
Bank deposits	(2,174.7)	(2,177.7)	(1,404.4)	(773.3)	-
Cash collateral payable	(190.8)	(190.8)	(190.8)	-	-
Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting scheduled cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value and are of a short-term nature. These are reflected in Level 2.
Cash and Cash Equivalents
The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment-Type Insurance Contracts
The fair values of our reserves and liabilities for investment-type insurance contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. These are reflected in Level 3. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.
Separate Account Liabilities
Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Bank Deposits
The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.
Cash Collateral Payable
The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.
16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2013, our use of prescribed and permitted statutory accounting practices has resulted in higher statutory net income of $9.0 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.
We cede certain term and universal life insurance statutory reserves to affiliated reinsurance entities on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2013, affiliated reinsurance entities assumed statutory reserves of $2,765.7 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2013, assets admitted under these practices totaled $1,059.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, we meet the minimum RBC requirements.

	As of or for the year ended December 31,
	2013	2012	2011
	(in millions)
Statutory net income	$607.9	$576.1	$326.8
Statutory capital and surplus	4,142.2	3,944.3	4,218.2
17. Segment Information
We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.
The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.
The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, throughout the United States.
The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.
Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DAC and other actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2013	December 31, 2012
	(in millions)
Assets:
Retirement and Investor Services	$128,021.9	$116,658.1
Principal Global Investors	1,025.0	1,056.2
U.S. Insurance Solutions	19,895.6	18,949.9
Corporate	3,838.0	3,407.8
Total consolidated assets	$152,780.5	$140,072.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$4,212.5	$4,321.0	$3,613.1
Principal Global Investors	664.1	537.1	490.9
U.S. Insurance Solutions	3,097.7	2,983.1	2,929.1
Corporate	(109.9)	(91.7)	(78.9)
Total segment operating revenues	7,864.4	7,749.5	6,954.2
Net realized capital losses, net of related revenue adjustments	(299.2)	(21.2)	(191.7)
Exited group medical insurance business	2.0	25.3	608.3
Assumption change within our Individual Life business	-	-	4.9
Total revenues per consolidated statements of operations	$7,567.2	$7,753.6	$7,375.7
Operating earnings (loss) by segment, net of
related income taxes:
Retirement and Investor Services	$613.3	$523.4	$513.0
Principal Global Investors	87.0	66.9	59.6
U.S. Insurance Solutions	199.9	143.3	209.5
Corporate	(35.3)	(24.1)	(32.6)
Total segment operating earnings, net of related
income taxes	864.9	709.5	749.5
Net realized capital gains (losses), as adjusted (1)	(167.2)	14.8	(118.5)
Other after-tax adjustments (2)	(1.1)	(49.4)	(82.3)
Net income attributable to PLIC	$696.6	$674.9	$548.7
(1) Net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(211.3)	$72.1	$(98.7)
Certain derivative and hedging-related adjustments	(87.0)	(92.8)	(92.6)
Certain market value adjustments to fee revenues	-	(0.3)	(0.1)
Recognition of front-end fee revenue	(0.9)	(0.2)	(0.3)
Net realized capital losses, net of related revenue adjustments	(299.2)	(21.2)	(191.7)
Amortization of deferred acquisition and sales inducement costs	47.8	36.8	(22.7)
Capital gains distributed	(24.3)	(11.8)	(4.3)
Certain market value adjustments of embedded derivatives	18.4	(0.6)	65.6
Net realized capital (gains) losses associated with exited group
medical insurance business	-	0.2	(0.2)
Noncontrolling interest capital (gains) losses	0.1	(8.1)	(31.6)
Income tax effect	90.0	19.5	66.4
Net realized capital gains (losses), as adjusted	$(167.2)	$14.8	$(118.5)

(2)
For the year ended December 31, 2013, other after-tax adjustments included the negative effect resulting from losses associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP.

For the year ended December 31, 2012, other after-tax adjustments included the negative effect resulting from (a) a contribution made to The Principal Financial Group Foundation, Inc. ($39.8 million) and (b) losses associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($9.6 million).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
For the year ended December 31, 2011, other after-tax adjustments included (1) the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($68.9 million), (b) an assumption change in our Individual Life business ($34.5 million), (c) a contribution made to The Principal Financial Group Foundation, Inc. ($19.5 million) and (d) our estimated obligation associated with Executive Life of New York’s liquidation petition ($10.3 million) and (2) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($50.9 million).
The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$139.2	$113.5	$130.6
Principal Global Investors	48.3	37.0	32.5
U.S. Insurance Solutions	95.9	64.4	98.5
Corporate	(19.6)	(17.3)	(15.2)
Total segment income taxes from operating earnings	263.8	197.6	246.4
Tax benefit related to net realized capital losses, as adjusted	(90.0)	(19.5)	(66.4)
Tax expense (benefit) related to other after-tax adjustments	(0.6)	(26.6)	45.0
Total income taxes expense per consolidated statements of
operations	$173.2	$151.5	$225.0
The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our consolidated statements of operations.

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Investor Services	$23.1	$21.2	$17.1
Principal Global Investors	10.2	11.6	9.9
U.S. Insurance Solutions	13.7	14.1	14.0
Corporate	3.9	5.1	4.6
Total segment depreciation and amortization expense included in
operating earnings	50.9	52.0	45.6
Depreciation and amortization expense related to other
after-tax adjustments	1.4	6.1	6.1
Total depreciation and amortization expense included in our
consolidated statements of operations	$52.3	$58.1	$51.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The following table summarizes operating revenues for our products and services:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Retirement and Investor Services:
Full-service accumulation	$1,467.2	$1,353.7	$1,334.7
Individual annuities	1,366.5	1,162.4	1,119.2
Bank and trust services	95.2	101.6	100.5
Eliminations	(12.6)	(11.3)	(10.0)
Total Accumulation	2,916.3	2,606.4	2,544.4
Investment only	341.0	431.6	508.0
Full-service payout	955.2	1,283.0	560.7
Total Guaranteed	1,296.2	1,714.6	1,068.7
Total Retirement and Investor Services	4,212.5	4,321.0	3,613.1
Principal Global Investors (1)	664.1	537.1	490.9
U.S. Insurance Solutions:
Individual life insurance	1,480.9	1,421.9	1,431.0
Specialty benefits insurance	1,616.8	1,561.2	1,498.1
Total U.S. Insurance Solutions	3,097.7	2,983.1	2,929.1
Corporate	(109.9)	(91.7)	(78.9)
Total operating revenues	$7,864.4	$7,749.5	$6,954.2
Total operating revenues	$7,864.4	$7,749.5	$6,954.2
Net realized capital losses, net of related
revenue adjustments	(299.2)	(21.2)	(191.7)
Exited group medical insurance business	2.0	25.3	608.3
Assumption change within our Individual
Life business	-	-	4.9
Total revenues per consolidated statements of
operations	$7,567.2	$7,753.6	$7,375.7
(1) Reflects inter-segment revenues of $250.1 million, $214.3 million and $198.8 million for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
18. Stock‑Based Compensation Plans
As of December 31, 2013, our parent, PFG sponsors the Amended and Restated 2010 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan ("Stock‑Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the Amended and Restated 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.
For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Compensation cost	$42.9	$34.8	$31.7
Related income tax benefit	12.8	11.4	10.8
Capitalized as part of an asset	2.6	2.3	2.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of approved retirement.
The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2013	2012	2011
Expected volatility	53.3%	70.0%	67.9%
Expected term (in years)	6.5	6.0	6.0
Risk-free interest rate	1.1%	1.1%	2.5%
Expected dividend yield	3.00%	2.55%	1.60%
Weighted average estimated fair value	$11.95	$13.95	$18.82
We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.
As of December 31, 2013, there was $2.2 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.
Performance Share Awards
Performance share awards were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of performance share awards is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2013, 2012 and 2011 were $30.70, $27.46 and $34.26, respectively.
As of December 31, 2013, there was $4.2 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.4 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of restricted stock units is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2013, 2012 and 2011 was $30.80, $27.45 and $33.24, respectively.
As of December 31, 2013, there was $28.6 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.8 years.
Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.
We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $14.16, $5.32 and $4.20 during 2013, 2012 and 2011, respectively.
19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2013
Total revenues	$2,197.7	$1,779.0	$1,814.3	$1,776.2
Total expenses	1,971.5	1,531.3	1,587.0	1,590.0
Net income	182.3	195.8	182.4	153.7
Net income attributable to PLIC	175.2	191.5	178.9	151.0

2012
Total revenues	$1,899.3	$2,352.4	$1,800.3	$1,701.6
Total expenses	1,617.6	2,223.5	1,591.2	1,476.5
Net income	222.4	148.0	155.0	167.9
Net income attributable to PLIC	218.8	145.1	152.4	158.6

PART C
OTHER INFORMATION

Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(c1)	Distribution Agreement (Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003)(Accession No. 0000870786-03-000061)
	(c2)	Selling Agreement (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)
	(c3)	Registered Representative Agreement (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(c4)	Schedule of sales commissions (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)

(d)	Contracts (Exhibits d1 through d16 are Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(d1)	Form of Variable Life Contract
	(d2)	Form of Accelerated Benefits Rider
	(d3)	Form of Accidental Death Benefit Rider
	(d4)	Form of Accounting Benefit Rider
	(d5)	Form of Aviation Exclusion Rider
	(d6)	Form of Change of Insured Rider
	(d7)	Form of Children Term Insurance Rider
	(d8)	Form of Cost of Living Increase Rider
	(d9)	Form of Death Benefit Guarantee Rider
	(d10)	Form of Extended Coverage Rider
	(d11)	Form of Hazardous Sports Exclusion Rider
	(d12)	Form of Salary Increase Rider
	(d13)	Form of Spouse Term Insurance Rider
	(d14)	Form of Supplemental Benefit Rider
	(d15)	Form of Waiver of Monthly Policy Charge Rider
	(d16)	Form of Waiver of Specified Premium Rider

(e)	Applications
	(e1)	Form of Life Insurance Application (filed 7/24/01)( Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(e2)	Form of Supplemental Application (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)

(f)	Depositor's Certificate of Incorporation and By-laws (Exhibits f1 and f2 are Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(f1)	Articles of Incorporation of the Depositor
	(f2)	Bylaws of Depositor

(g)	Reinsurance Contracts
	(g1)	Reinsurance Contracts (Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003)(Accession No. 0000870786-03-000061)

1

(h)	Participation Agreements

1. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014*

2. [Reserved]

3. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(c)	FORM OF Amendment to Consolidated Fund Participation Agreement dated April 30, 2014*
	(d)	FORM OF Amendment to Consolidated Administrative Services Agreement dated April 30, 2014*

4. Delaware Distributors
	(a)	Participation Agreement dated April 26, 2010*
	(b)	Administrative Services Agreement dated April 26, 2010*
	(c)	Amendment 1 to Participation Agreement dated December 30, 2010*
	(d)	Amendment 2 to Participation Agreement dated April 4, 2014*

5. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

2

(d)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(e)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Participation Agreement dated April 15, 2011*
(h)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012*
(i)	Amendment 3 to Participation Agreement dated April 25, 2012*
(j)	Amendment 2 to Administrative Services Agreement dated April 25, 2012*

6. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011*
(d)	Amendment 3 to Participation Agreement dated December 18, 2012*
(e)	Amendment 4 to Participation Agreement dated April 10, 2013*

7. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

8. Franklin Templeton
(a)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

3

(f)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(j)	Amendment 4 to Participation Agreement dated September 16, 2013*

9. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

4

10. Janus
(a)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(o)	Amendment 8 to Participation Agreement dated February 24, 2012*

11. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013*
(b)	Amendment and Restated Fund/Serv Supplement dated May 1, 2013*
(c)	Administrative Services Letter dated May 1, 2013*
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

12. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007*
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

5

(c)	Amendment 2 to Participation Agreement dated January 1, 2010*
(d)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Rule 12b-1 Letter dated December 30, 2009*
(f)	Rule 22c-2 Agreement dated April 16, 2007*
(g)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Putnam
(a)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

14. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012*

15. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 4 to Service Agreement dated as of May 1, 2012*

6

16. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006*
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012*
	(c)	Rule 22c-2 Agreement dated April 16, 2007*
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012*

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
	(n1)	Consent of Ernst & Young LLP*
(n2)
Powers of Attorney ((Incorporated by Reference from Exhibit (n2) to Registrant's Filing on Form N-6 on 4/30/2007 (Accession No. 0000812797-07-00005); Registrant's Filing on Form N-6 on 4/27/2011 (Accession No. 0000898745-11-000198); and Registrant's Filing on Form N-6 on 4/23/2012 (Accession No. 0000898745-12-000364))

	(n3)	Opinion of Counsel*

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules*

Schedule I - Summary of Investments - Other Than Investments in Related Parties As Of December 31, 2013*

Schedule III - Supplementary Insurance Information As of December 31, 2013, 2012 and 2011 and for each of the years then ended*

Schedule IV - Reinsurance As of December 31, 2013, 2012 and 2011 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T) (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)

* Filed herein

7

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place, Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

8

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER(2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON(2)	Vice President and Treasurer
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER(2)	Executive Vice President
NORA M. EVERETT(2)	Senior Vice President Retirement and Investor Services
DANIEL J. HOUSTON(2)	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER(2)	Senior Vice President - Investment Services
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
TIMOTHY J. MINARD(2)	Senior Vice President - Distribution
MARY A. O'KEEFE(2)	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
DEANNA D. STRABLE(2)	Senior Vice President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
ROBERTO WALKER(4)	Senior Vice President and President , Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600 P15
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2013 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

9

Principal Life Insurance Company - Organizational Structure
(December 31, 2013)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
ˆPrincipal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50.01
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad (Malaysia) *	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (Singapore) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company(Asia) Limited*#	Hong Kong	100
-->PrinCorp Wealth Advisors (Asia) Limited *#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	66
-->Principal Trustee Company Private Limited*#	India	65
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74
-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	51

10

-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	89
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	70
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100

11

-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General De Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios De Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Principal Institutional Chile S.A. *#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	94
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer

12

or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

Michael J. Beer	President and Director
The Principal
Financial Group(1)

Tracy W. Bollin	Chief Financial Officer
The Principal
Financial Group(1)

David J. Brown	Senior Vice President
The Principal
Financial Group(1)

Teresa M. Button	Vice President and Treasurer
The Principal
Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal
Financial Group(1)

Gregory B. Elming	Director
The Principal
Financial Group(1)

Nora M. Everett	Chairman and Chief Executive Officer
The Principal
Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group(1)

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(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter

Eric W. Hays	Senior Vice President and Chief Information Officer
The Principal
Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere	Vice President - Marketing & Recruiting
The Principal
Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group (1)

John Wetherell	Private Funds CCO - Princor
The Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$12,725,091.12	—	—	—

Item 31. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 32. Management Services

N/A

Item 33. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 25th day of April, 2014.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman		April 25, 2014
L. D. Zimpleman	Chairman of the Board
Chairman, President
and Chief Executive Officer

/s/ A. R. Sanders		April 25, 2014
A. R. Sanders	Senior Vice President and
Controller
(Principal Accounting Officer)

/s/ T. J. Lillis		April 25, 2014
T. J. Lillis	Executive Vice President
and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 25, 2014
B. J. Bernard

(J. Carter-Miller)*	Director	April 25, 2014
J. Carter-Miller

(G. E. Costley)*	Director	April 25, 2014
G. E. Costley

(M.T. Dan)*	Director	April 25, 2014
M. T. Dan

(D. H. Ferro)*	Director	April 25, 2014
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 25, 2014
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 25, 2014
S. L. Helton

(R. L. Keyser)*	Director	April 25, 2014
R. L. Keyser

(L. Maestri)*	Director	April 25, 2014
L. Maestri

(E. E. Tallett)*	Director	April 25, 2014
E. E. Tallett

*By	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney
Previously Filed or Included Herein